UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

 (Address of principal executive offices)                                                                                      (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 242-9596

Date of fiscal year end:     June 30

Date of reporting period:      September 30, 2011

Item 1. Schedule of Investments.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.28%
	Advertising — 0.09%
8,700	Omnicom Group, Inc.	$320
15,100	The Interpublic Group of Cos., Inc.	109
		429
	Aerospace & Defense — 3.27%
3,100	Alliant Techsystems, Inc.	169
44,297	General Dynamics Corp.	2,520
62,294	Honeywell International, Inc.	2,735
13,000	L-3 Communications Holdings, Inc.	806
10,040	Lockheed Martin Corp.	729
93,788	Northrop Grumman Corp.	4,892
54,193	Raytheon Co.	2,215
10,200	Spirit AeroSystems Holdings, Inc., Class - A (a)	163
18,707	The Boeing Co.	1,132
15,545	United Technologies Corp.	1,094
		16,455
	Agricultural Products — 1.11%
115,423	Archer-Daniels-Midland Co.	2,864
43,745	Bunge Ltd.	2,550
3,600	Corn Products International, Inc.	141
		5,555
	Air Freight & Logistics — 0.32%
9,079	FedEx Corp.	614
15,800	United Parcel Service, Inc., Class - B	998
		1,612
	Airlines — 0.42%
1,021	Copa Holdings SA, Class - A	63
195,500	Delta Air Lines, Inc. (a)	1,466
74,800	Southwest Airlines Co.	601
		2,130
	Alternative Carriers — 0.06%
18,700	tw telecom, Inc. (a)	309
	Aluminum — 0.32%
169,139	Alcoa, Inc.	1,619

	Apparel Retail — 0.14%
12,600	American Eagle Outfitters, Inc.	148
4,800	Foot Locker, Inc.	96
2,000	Guess?, Inc.	57
25,486	The Gap, Inc.	414
		715
	Application Software — 0.02%
4,800	Synopsys, Inc. (a)	117
	Asset Management & Custody Banks — 1.33%
80,900	American Capital Ltd. (a)	552
52,705	Ares Capital Corp.	726
141,966	Bank of New York Mellon Corp.	2,639
11,527	BlackRock, Inc., Class - A	1,706
3,700	Eaton Vance Corp.	82
2,800	Federated Investors, Inc., Class - B	49
14,200	Invesco Ltd	220
5,700	Janus Capital Group, Inc.	34
6,683	Northern Trust Corp.	234
8,000	T. Rowe Price Group, Inc.	382
2,700	Waddell & Reed Financial, Inc., Class - A	68
		6,692
	Auto Parts & Equipment — 0.82%
5,800	Autoliv, Inc.	281
64,809	Johnson Controls, Inc.	1,709
33,879	Lear Corp.	1,454
18,700	TRW Automotive Holdings Corp. (a)	612
1,721	Visteon Corp. (a)	74
		4,130
	Automobile Manufacturers — 0.80%
105,538	Ford Motor Co. (a)	1,021
146,296	General Motors Co. (a)	2,952
2,700	Thor Industries, Inc.	60
		4,033
	Biotechnology — 1.85%
58,997	Amgen, Inc.	3,242
5,600	Cephalon, Inc. (a)	452
143,900	Gilead Sciences, Inc. (a)	5,583
		9,277
	Brewers — 0.08%
10,412	Molson Coors Brewing Co., Class - B	412
	Broadcasting — 0.07%
17,138	CBS Corp., Class - B	349
	Building Products — 0.07%
11,000	Masco Corp.	78
11,600	Owens Corning, Inc. (a)	252
		330
	Cable & Satellite — 2.16%
6,700	Cablevision Systems Corp., Class - A	106
287,960	Comcast Corp., Class - A	6,018
40,730	DIRECTV, Class - A (a)	1,721
47,758	Time Warner Cable, Inc.	2,993
		10,838
	Casinos & Gaming — 0.01%
1,900	WMS Industries, Inc. (a)	33
	Catalog Retail — 0.06%
20,200	Liberty Media Corp. - Interactive, Class - A (a)	298
	Coal & Consumable Fuels — 0.02%
6,500	Arch Coal, Inc.	95
	Commercial Printing — 0.02%
5,800	R.R. Donnelley & Sons Co.	82
	Commodity Chemicals — 0.01%
671	Kronos Worldwide, Inc.	11
500	Westlake Chemical Corp.	17
		28
	Communications Equipment — 1.79%
360,700	Cisco Systems, Inc.	5,587
220,195	Corning, Inc.	2,722
8,000	Harris Corp.	274
9,122	Motorola Solutions, Inc.	382
11,500	Tellabs, Inc.	49
		9,014
	Computer & Electronics Retail — 0.27%
20,500	Best Buy Co., Inc.	478
36,560	GameStop Corp., Class - A (a)	844
3,500	RadioShack Corp.	41
		1,363
	Computer Hardware — 1.55%
104,811	Dell, Inc. (a)	1,483
2,200	Diebold, Inc.	60
277,665	Hewlett-Packard Co.	6,234
		7,777

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Computer Storage & Peripherals — 0.12%
2,500	Lexmark International, Inc., Class - A (a)	$68
3,400	QLogic Corp. (a)	43
7,200	SanDisk Corp. (a)	290
7,500	Western Digital Corp. (a)	193
		594
	Construction & Engineering — 0.08%
11,000	AECOM Technology Corp. (a)	194
7,200	URS Corp. (a)	214
		408
	Construction & Farm Machinery & Heavy Trucks — 0.10%
8,700	AGCO Corp. (a)	301
2,400	CNH Global N.V. (a)	63
8,500	Oshkosh Corp. (a)	134
		498
	Construction Materials — 0.02%
4,000	Vulcan Materials Co.	110
	Consumer Electronics — 0.04%
7,000	Garmin Ltd.	222
	Consumer Finance — 0.53%
12,649	American Express Co.	568
48,191	Capital One Financial Corp.	1,910
16,300	SLM Corp.	203
		2,681
	Data Processing & Outsourced Services — 0.51%
15,400	Automatic Data Processing, Inc.	726
3,800	Broadridge Financial Solutions, Inc.	77
9,700	Computer Sciences Corp.	260
1,100	DST Systems, Inc.	48
8,400	Fidelity National Information Services, Inc.	204
5,500	Lender Processing Services, Inc.	75
10,000	Paychex, Inc.	264
10,776	Visa, Inc., Class - A	924
		2,578
	Department Stores — 0.22%
5,100	J.C. Penney Co., Inc.	136
11,483	Kohl's Corp.	564
14,500	Macy's, Inc.	382
		1,082
	Distillers & Vintners — 0.30%
84,477	Constellation Brands, Inc., Class - A (a)	1,521
	Distributors — 0.05%
4,800	Genuine Parts Co.	244
	Diversified Banks — 1.80%
33,500	Comerica, Inc.	770
86,677	U.S. Bancorp	2,040
257,665	Wells Fargo & Co.	6,215
		9,025
	Diversified Chemicals — 0.66%
2,300	Ashland, Inc.	102
3,900	Cabot Corp.	97
23,918	E.I. du Pont de Nemours & Co.	956
2,200	Eastman Chemical Co.	151
6,100	Huntsman Corp.	59
4,900	PPG Industries, Inc.	346
72,279	The Dow Chemical Co.	1,623
		3,334
	Diversified Metals & Mining — 0.21%
1,000	Compass Minerals International, Inc.	67
29,000	Freeport-McMoRan Copper & Gold, Inc.	883
5,200	Southern Copper Corp.	130
		1,080
	Diversified Real Estate Investment Trusts — 0.06%
7,800	Liberty Property Trust	227
1,100	Vornado Realty Trust	82
		309
	Diversified Support Services — 0.04%
5,600	Iron Mountain, Inc.	177
	Drug Retail — 1.11%
94,339	CVS Caremark Corp.	3,168
72,578	Walgreen Co.	2,387
		5,555
	Education Services — 0.01%
2,100	Career Education Corp. (a)	27
	Electric Utilities — 1.83%
40,581	American Electric Power, Inc.	1,543
700	DPL, Inc.	21
48,582	Duke Energy Corp.	971
17,117	Edison International	655
9,457	Entergy Corp.	627
24,131	Exelon Corp.	1,028
15,243	FirstEnergy Corp.	685
7,300	Great Plains Energy, Inc.	141
700	Hawaiian Electric Industries, Inc.	17
15,360	NextEra Energy, Inc.	830
1,100	Northeast Utilities	37
63,500	NV Energy, Inc.	934
1,600	Pepco Holdings, Inc.	30
700	Pinnacle West Capital Corp.	30
3,500	PPL Corp.	100
1,800	Progress Energy, Inc.	93
30,960	The Southern Co.	1,312
6,100	Westar Energy, Inc.	161
		9,215
	Electrical Components & Equipment — 0.26%
23,100	Emerson Electric Co.	954
1,900	Hubbell, Inc., Class - B	94
4,500	Rockwell Automation, Inc.	252
		1,300
	Electronic Components — 0.01%
4,900	Vishay Intertechnology, Inc. (a)	41
	Electronic Equipment & Instruments — 0.01%
1,300	Itron, Inc. (a)	38
	Electronic Manufacturing Services — 0.06%
6,200	Jabil Circuit, Inc.	110
8,500	Molex, Inc.	173
		283
	Environmental & Facilities Services — 0.24%
9,900	Republic Services, Inc., Class - A	278
28,976	Waste Management, Inc.	943
		1,221
	Fertilizers & Agricultural Chemicals — 0.25%
13,537	Monsanto Co.	813
7,830	The Mosaic Co.	383
1,400	The Scotts Mircale-Gro Co.	63
		1,259

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Distributors — 0.09%
18,000	Sysco Corp.	$466
	Food Retail — 0.83%
10,900	Safeway, Inc.	181
7,300	SUPERVALU, Inc.	48
180,129	The Kroger Co.	3,956
		4,185
	Gas Utilities — 0.03%
600	AGL Resources, Inc.	25
700	Atmos Energy Corp.	23
500	National Fuel Gas Co.	24
600	ONEOK, Inc.	40
1,200	Questar Corp.	21
700	UGI Corp.	18
		151
	General Merchandise Stores — 0.44%
2,500	Big Lots, Inc. (a)	87
43,400	Target Corp.	2,128
		2,215
	Gold — 0.37%
29,300	Newmont Mining Corp.	1,843
	Health Care Distributors — 0.04%
5,321	Cardinal Health, Inc.	223
	Health Care Equipment — 0.95%
1,940	Baxter International, Inc.	109
111,500	Boston Scientific Corp. (a)	659
31,026	Covidien PLC	1,368
79,540	Medtronic, Inc.	2,644
		4,780
	Health Care Facilities — 0.11%
6,900	Community Health Systems, Inc. (a)	115
1,592	HCA Holdings, Inc. (a)	32
3,800	LifePoint Hospitals, Inc. (a)	139
35,300	Tenet Healthcare Corp. (a)	146
6,500	VCA Antech, Inc. (a)	104
		536
	Health Care Services — 0.09%
9,900	Lincare Holdings, Inc.	223
3,500	MEDNAX, Inc. (a)	219
		442
	Home Furnishings — 0.02%
4,400	Leggett & Platt, Inc.	87
	Home Improvement Retail — 1.30%
253,863	Lowe's Cos., Inc.	4,910
49,099	The Home Depot, Inc.	1,614
		6,524
	Homebuilding — 0.26%
2,200	NVR, Inc. (a)	1,329
	Hotels, Resorts & Cruise Lines — 0.30%
40,457	Carnival Corp.	1,226
4,536	Royal Caribbean Cruises Ltd.	98
5,800	Wyndham Worldwide Corp.	165
		1,489
	Household Appliances — 0.07%
1,800	Snap-on, Inc.	80
5,100	Whirlpool Corp.	254
		334
	Household Products — 2.25%
12,792	Colgate-Palmolive Co.	1,135
3,300	Energizer Holdings, Inc. (a)	219
13,834	Kimberly-Clark Corp.	982
4,100	The Clorox Co.	272
138,017	The Procter & Gamble Co.	8,720
		11,328
	Housewares & Specialties — 0.06%
3,200	Jarden Corp.	90
19,200	Newell Rubbermaid, Inc.	228
		318
	Human Resource & Employment Services — 0.02%
4,500	Robert Half International, Inc.	95
	Hypermarkets & Super Centers — 0.66%
63,701	Wal-Mart Stores, Inc.	3,306
	Independent Power Producers & Energy Traders — 0.01%
1,100	Constellation Energy Group, Inc.	42
	Industrial Conglomerates — 2.35%
15,829	3M Co.	1,136
566,010	General Electric Co.	8,626
50,076	Tyco International Ltd.	2,041
		11,803
	Industrial Gases — 0.10%
6,600	Air Products & Chemicals, Inc.	504
	Industrial Machinery — 0.70%
1,500	Crane Co.	54
5,800	Dover Corp.	270
10,500	Eaton Corp.	373
2,700	Harsco Corp.	52
14,837	Illinois Tool Works, Inc.	617
57,373	Ingersoll-Rand PLC	1,612
5,200	Stanely Black & Decker, Inc,	255
8,100	The Timken Co.	266
		3,499
	Industrial Real Estate Investment Trust — 0.01%
2,912	Prologis, Inc.	71
	Insurance Brokers — 0.26%
18,819	Aon Corp.	790
3,400	Arthur J. Gallagher & Co.	89
16,900	Marsh & McLennan Cos., Inc.	449
		1,328
	Integrated Oil & Gas — 7.90%
75,100	BP PLC - Sponsored ADR	2,709
87,886	Chevron Corp.	8,131
187,536	ConocoPhillips	11,875
92,432	Exxon Mobil Corp.	6,713
31,958	Hess Corp.	1,676
234,422	Marathon Oil Corp.	5,059
24,300	Murphy Oil Corp.	1,073
34,851	Occidental Petroleum Corp.	2,492
		39,728
	Integrated Telecommunication Services — 4.34%
320,177	AT&T, Inc.	9,131
54,879	BCE, Inc.	2,056
183,122	CenturyLink, Inc.	6,065
152,000	Frontier Communications Corp.	929
94,313	Verizon Communications, Inc.	3,471
15,700	Windstream Corp.	183
		21,835

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services — 0.31%
15,865	eBay, Inc. (a)	$468
83,978	Yahoo!, Inc. (a)	1,105
		1,573
	Investment Banking & Brokerage — 0.87%
900	Greenhill & Co., Inc.	26
3,400	Lazard Ltd., Class - A	72
118,019	Morgan Stanley	1,593
28,296	The Goldman Sachs Group, Inc.	2,675
		4,366
	IT Consulting & Other Services — 0.05%
6,017	Amdocs Ltd. (a)	163
9,400	SAIC, Inc. (a)	111
		274
	Leisure Products — 0.08%
3,800	Hasbro, Inc.	124
10,700	Mattel, Inc.	277
		401
	Life & Health Insurance — 1.07%
28,616	Aflac, Inc.	1,000
38,300	Lincoln National Corp.	599
97,669	MetLife, Inc.	2,736
13,100	Protective Life Corp.	205
1,400	StanCorp Financial Group, Inc.	38
38,300	Unum Group	803
		5,381
	Life Sciences Tools & Services — 0.12%
11,677	Thermo Electron Corp. (a)	591
	Managed Health Care — 3.79%
39,449	Aetna, Inc.	1,434
3,200	AMERIGROUP Corp. (a)	125
19,500	CIGNA Corp.	818
10,700	Coventry Health Care, Inc. (a)	308
25,805	Health Net, Inc. (a)	612
12,400	Humana, Inc.	902
149,084	UnitedHealth Group, Inc.	6,876
122,434	WellPoint, Inc.	7,992
		19,067
	Marine — 0.01%
1,400	Alexander & Baldwin, Inc.	51
	Metal & Glass Containers — 0.08%
2,400	Greif, Inc., Class - A	103
18,851	Owens-Illinois, Inc. (a)	285
		388
	Mortgage Real Estate Investment Trusts — 0.28%
9,400	American Capital Agency Corp.	255
57,900	Annaly Capital Management, Inc.	963
71,300	Chimera Investment Corp.	197
		1,415
	Movies & Entertainment — 2.78%
2,400	DreamWorks Animation SKG, Inc. (a)	43
2,445	Liberty Media Corporation-Liberty Capital (a)	162
146,260	News Corp., Class - A	2,263
2,900	Regal Entertainment Group, Class - A	34
57,681	The Walt Disney Co.	1,740
179,308	Time Warner, Inc.	5,374
112,116	Viacom, Inc., Class - B	4,343
		13,959
	Multi-line Insurance — 0.46%
10,000	American Financial Group, Inc.	311
66,600	American International Group, Inc.	1,462
200	American National Insurance Co.	14
7,678	Kemper Corp.	184
9,565	Loews Corp.	330
		2,301
	Multi-Sector Holdings — 0.20%
44,800	Leucadia National Corp.	1,016
	Multi-Utilities — 1.50%
700	Alliant Energy Corp.	27
1,400	Ameren Corp.	42
2,600	CenterPoint Energy, Inc.	51
38,900	CMS Energy Corp.	770
15,800	Consolidated Edison, Inc.	901
20,942	Dominion Resources, Inc.	1,063
42,400	DTE Energy Co.	2,078
4,200	Integrys Energy Group, Inc.	204
1,400	MDU Resources Group, Inc.	27
1,661	NiSource, Inc.	35
600	NSTAR	27
700	OGE Energy Corp.	33
14,442	PG&E Corp.	611
18,402	Public Service Enterprise Group, Inc.	614
6,100	SCANA Corp.	247
12,900	Sempra Energy	664
1,400	TECO Energy, Inc.	24
500	Vectren Corp.	14
1,400	Wisconsin Energy Corp.	44
2,900	Xcel Energy, Inc.	72
		7,548
	Office Electronics — 0.06%
46,200	Xerox Corp.	322
	Office Real Estate Investment Trusts — 0.17%
400	Alexandria Real Estate Equities, Inc.	24
700	Brandywine Realty Trust	6
4,900	CommonWealth REIT	93
400	Corporate Office Properties Trust	9
600	Digital Realty Trust, Inc.	33
900	Douglas Emmett, Inc.	15
2,000	Duke Realty Corp.	21
6,200	Mack-Cali Realty Corp.	166
12,200	Piedmont Office Realty Trust, Inc., Class - A	197
5,100	SL Green Realty Corp.	297
		861
	Office Services & Supplies — 0.09%
12,900	Avery Dennison Corp.	324
5,600	Pitney Bowes, Inc.	105
		429
	Oil & Gas Drilling — 0.89%
19,200	Atwood Oceanics, Inc. (a)	660
12,016	Nabors Industries Ltd. (a)	147
43,300	Rowan Cos., Inc. (a)	1,307
38,000	Transocean Ltd.	1,814
14,500	Unit Corp. (a)	536
		4,464
	Oil & Gas Equipment & Services — 0.32%
7,936	Baker Hughes, Inc.	366
12,890	National Oilwell Varco, Inc.	660
7,400	SEACOR Holdings, Inc.	594
		1,620

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Exploration & Production — 1.88%
50,613	Anadarko Petroleum Corp.	$3,191
21,516	Apache Corp.	1,726
20,016	Chesapeake Energy Corp.	511
45,216	Devon Energy Corp.	2,507
50,800	EXCO Resources, Inc.	545
62,604	Nexen, Inc.	970
		9,450
	Oil & Gas Refining & Marketing — 1.28%
160,551	Marathon Petroleum Corp.	4,345
48,948	Tesoro Corp. (a)	953
63,500	Valero Energy Corp.	1,129
		6,427
	Oil & Gas Storage & Transportation — 0.29%
1,686	Kinder Morgan, Inc.	44
20,000	Spectra Energy Corp.	491
1,263	Teekay Shipping Corp.	28
35,921	The Williams Cos., Inc.	874
		1,437
	Other Diversified Financial Services — 4.73%
309,064	Bank of America Corp.	1,891
322,191	Citigroup, Inc.	8,255
453,038	JPMorgan Chase & Co.	13,645
		23,791
	Packaged Foods & Meats — 1.92%
5,500	Campbell Soup Co.	178
32,200	ConAgra Foods, Inc.	780
3,400	Flowers Foods, Inc.	66
55,158	General Mills, Inc.	2,122
9,900	H.J. Heinz Co.	500
8,079	Kellogg Co.	430
79,483	Kraft Foods, Inc.	2,669
18,000	Sara Lee Corp.	294
43,306	Smithfield Foods, Inc. (a)	844
3,600	The J.M. Smucker Co.	262
87,600	Tyson Foods, Inc., Class - A	1,521
		9,666
	Paper Packaging — 0.10%
3,200	Bemis Co., Inc.	94
3,100	Packaging Corp. of America	72
2,000	Rock-Tenn Co., Class - A	97
9,600	Sealed Air Corp.	160
3,100	Sonoco Products Co.	88
		511
	Paper Products — 0.16%
1,300	Domtar Corp.	89
26,300	International Paper Co.	611
5,200	MeadWestvaco Corp.	128
		828
	Personal Products — 0.05%
13,300	Avon Products, Inc.	261
	Pharmaceuticals — 10.13%
22,737	Abbott Laboratories	1,163
102,119	AstraZeneca PLC - Sponsored ADR	4,530
84,347	Bristol-Myers Squibb Co.	2,647
91,946	Eli Lilly & Co.	3,399
21,000	Forest Laboratories, Inc. (a)	646
15,073	Hospira, Inc. (a)	558
224,621	Johnson & Johnson	14,311
173,866	Merck & Co., Inc.	5,687
8,150	Novartis AG - ADR	454
922,690	Pfizer, Inc.	16,313
37,401	Sanofi-Aventis - Sponsored ADR	1,227
		50,935
	Property & Casualty Insurance — 3.28%
61,634	ACE Ltd.	3,735
6,000	Allied World Assurance Co., Holdings Ltd.	322
2,200	Aspen Insurance Holdings Ltd.	51
23,200	Assured Guaranty Ltd.	255
4,000	AXIS Capital Holdings Ltd.	104
53,424	Berkshire Hathaway, Inc., Class - B (a)	3,795
4,500	Cincinnati Financial Corp.	118
6,600	Endurance Specialty Holdings Ltd.	225
900	Erie Indemnity Co., Class - A	64
6,900	Fidelity National Financial, Inc., Class - A	105
7,000	Hanover Insurance Group, Inc.	249
18,300	MBIA, Inc. (a)	133
900	Mercury General Corp.	35
8,000	Old Republic International Corp.	71
32,036	The Allstate Corp.	759
17,938	The Chubb Corp.	1,076
111,096	The Travelers Cos., Inc.	5,414
		16,511
	Publishing — 0.42%
67,350	Gannett Co., Inc.	642
20,380	The McGraw-Hill Cos., Inc.	836
350	The Washington Post Co., Class - B	114
18,313	Thomson Reuters Corp.	495
		2,087
	Railroads — 0.47%
21,641	Norfolk Southern Corp.	1,321
12,495	Union Pacific Corp.	1,020
		2,341
	Real Estate Operating Companies — 0.02%
8,600	Forest City Enterprises, Inc., Class - A (a)	92
	Real Estate Services — 0.03%
2,700	Jones Lang LaSalle, Inc.	140
	Regional Banks — 1.66%
1,500	Bank of Hawaii Corp.	54
98,720	BB&T Corp.	2,106
2,300	Commerce Bancshares, Inc.	80
1,600	Cullen/Frost Bankers, Inc.	73
160,800	Fifth Third Bancorp	1,624
179,600	KeyCorp	1,065
3,900	M&T Bank Corp.	273
62,142	PNC Financial Services Group, Inc.	2,995
24,200	Synovus Financial Corp.	26
5,200	Valley National Bancorp	55
		8,351
	Reinsurance — 0.27%
16,400	Arch Capital Group Ltd. (a)	536
2,100	PartnerRe Ltd.	110
9,100	Reinsurance Group of America, Inc.	418
12,200	Validus Holdings Ltd.	304
		1,368
	Residential Real Estate Investment Trusts — 0.05%
600	AvalonBay Communities, Inc.	69
500	BRE Properties, Inc.	21
500	Camden Property Trust	28
1,800	Equity Residential	93
200	Essex Property Trust, Inc.	24

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Residential Real Estate Investment Trusts (continued)
1,400	UDR, Inc.	$31
		266
	Restaurants — 0.37%
2,600	Brinker International, Inc.	54
4,200	Darden Restaurants, Inc.	180
18,770	McDonald's Corp.	1,648
		1,882
	Retail Real Estate Investment Trusts — 0.12%
400	Federal Realty Investment Trust	33
3,400	General Growth Properties, Inc.	41
2,400	Kimco Realty Corp.	36
900	Realty Income Corp.	29
500	Regency Centers Corp.	18
3,429	Simon Property Group, Inc.	377
400	Taubman Centers, Inc.	20
900	The Macerich Co.	39
900	Weingarten Realty Investors	19
		612
	Security & Alarm Services — 0.04%
9,900	Corrections Corp Of America (a)	225
	Semiconductor Equipment — 0.84%
277,637	Applied Materials, Inc.	2,873
10,500	KLA-Tencor Corp.	402
21,500	Lam Research Corp. (a)	817
2,900	Novellus Systems, Inc. (a)	79
5,800	Teradyne, Inc. (a)	64
		4,235
	Semiconductors — 1.95%
16,800	Advanced Micro Devices, Inc. (a)	85
9,200	Analog Devices, Inc.	287
3,300	Cree, Inc. (a)	86
4,100	Fairchild Semiconductor International, Inc. (a)	44
280,280	Intel Corp.	5,978
1,900	International Rectifier Corp. (a)	35
3,900	Intersil Corp., Class - A	40
7,000	Linear Technology Corp.	194
16,400	Marvell Technology Group Ltd. (a)	238
9,100	Maxim Integrated Products, Inc.	212
5,900	Microchip Technology, Inc.	184
26,300	Micron Technology, Inc. (a)	133
14,500	ON Semiconductor Corp. (a)	104
2,806	SunPower Corp., Class - A (a)	23
72,443	Texas Instruments, Inc.	1,931
8,200	Xilinx, Inc.	225
		9,799
	Soft Drinks — 1.13%
6,800	Dr. Pepper Snapple Group, Inc.	264
46,321	PepsiCo, Inc.	2,867
37,647	The Coca-Cola Co.	2,543
		5,674
	Specialized Consumer Services — 0.02%
9,400	H&R Block, Inc.	125
	Specialized Finance — 0.52%
1,999	CME Group, Inc.	493
1,400	Interactive Brokers Group, Inc., Class - A	20
41,098	Moody's Corp.	1,251
8,100	NYSE Euronext	188
28,400	The NASDAQ OMX Group, Inc. (a)	657
		2,609
	Specialized Real Estate Investment Trusts — 0.42%
28,200	HCP, Inc.	989
1,100	Health Care REIT, Inc.	51
900	Hospitality Properties Trust	19
1,100	Plum Creek Timber Co., Inc.	38
1,143	Public Storage	127
700	Rayonier, Inc.	26
10,100	Senior Housing Properties Trust	218
1,514	Ventas, Inc.	75
37,800	Weyerhaeuser Co.	588
		2,131
	Specialty Chemicals — 0.38%
74,859	LyondellBasell Industries NV, Class - A	1,829
4,000	RPM, Inc.	75
		1,904
	Specialty Stores — 0.12%
46,300	Staples, Inc.	616
	Steel — 0.16%
3,400	AK Steel Holding Corp.	22
4,200	Cliffs Natural Resources, Inc.	215
4,072	Commercial Metals Co.	39
9,700	Nucor Corp.	307
2,243	Reliance Steel & Aluminum Co.	76
600	Schnitzer Steel Industries, Inc., Class - A	22
13,151	Steel Dynamics, Inc.	131
		812
	Systems Software — 0.78%
12,200	CA, Inc.	237
148,460	Microsoft Corp.	3,695
		3,932
	Technology Distributors — 0.08%
3,700	Arrow Electronics, Inc. (a)	102
4,900	Avnet, Inc. (a)	128
5,200	Ingram Micro, Inc., Class - A (a)	84
1,500	Tech Data Corp. (a)	65
		379
	Thrifts & Mortgage Finance — 0.32%
1,000	BankUnited, Inc.	21
5,200	Capitol Federal Financial, Inc.	55
9,300	First Niagara Financial Group, Inc.	85
14,600	Hudson City Bancorp, Inc.	83
102,900	New York Community Bancorp, Inc.	1,224
11,600	People's United Financial, Inc.	132
		1,600
	Tobacco — 1.65%
160,269	Altria Group, Inc.	4,297
18,300	Lorillard, Inc.	2,026
20,896	Philip Morris International, Inc.	1,303
17,451	Reynolds American, Inc.	654
		8,280
	Trading Companies & Distributors — 0.01%
1,400	GATX Corp.	43
	Trucking — 0.01%
1,600	Ryder System, Inc.	60
	Water Utilities — 0.01%
1,000	American Water Works Co., Inc.	30

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Water Utilities (continued)
800	Aqua America, Inc.	$17
		47
	Wireless Telecommunication Services — 0.74%
34,000	MetroPCS Communications, Inc. (a)	296
20,700	NII Holdings, Inc. (a)	558
90,538	Sprint Nextel Corp. (a)	275
11,000	Telephone & Data Systems, Inc.	234
91,580	Vodafone Group PLC - Sponsored ADR	2,349
		3,712
	Total Common Stocks	494,121
	U.S. Treasury Obligations — 0.04%
$109	U.S. Treasury Bills, 0.00%, 10/20/11 (b)(c)	109
80	U.S. Treasury Bills, 0.00%, 2/23/12 (b)(c)	80
	Total U.S. Treasury Obligations	189
	Time Deposit — 0.61%
3,082	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/3/11	3,082
	Total Time Deposit	3,082
	Mutual Fund — 0.69%
3,465,000	Alliance Money Market Fund Prime Portfolio, 0.06% (d)	3,465
	Total Mutual Fund	3,465
	Total Investments
	(cost $518,309) — 99.62%	500,857
	Other assets in excess of liabilities — 0.38%	1,906
	Net Assets — 100.00%	$502,763

Amounts designated as " - " are $0 or have been rounded to $0.
(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	Rate disclosed is the rate in effect on September 30, 2011.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	25.33%	11.22%	61.73%	98.28%
U.S. Treasury Obligations	-	-	0.04%	0.04%
Time Deposit	0.61%	-	-	0.61%
Mutual Fund	-	-	0.69%	0.69%
Total Investments	25.94%	11.22%	62.46%	99.62%

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2011.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
41	S&P 500 E-Mini Future	$2,308	Dec-11	$(109)
	Net Unrealized Appreciation/(Depreciation)			$(109)

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 87.81%
	Advertising — 0.08%
12,600	Omnicom Group, Inc.	$464
21,800	The Interpublic Group of Cos., Inc.	157
		621
	Aerospace & Defense — 2.97%
4,400	Alliant Techsystems, Inc.	240
61,151	General Dynamics Corp.	3,479
101,941	Honeywell International, Inc.	4,476
1	Huntington Ingalls Industries, Inc. (a)	—
18,300	L-3 Communications Holdings, Inc.	1,134
14,314	Lockheed Martin Corp.	1,040
130,781	Northrop Grumman Corp.	6,822
75,020	Raytheon Co.	3,066
14,200	Spirit AeroSystems Holdings, Inc., Class - A (a)	226
26,611	The Boeing Co.	1,610
22,077	United Technologies Corp.	1,553
		23,646
	Agricultural Products — 1.05%
175,183	Archer-Daniels-Midland Co.	4,347
65,160	Bunge Ltd.	3,798
5,000	Corn Products International, Inc.	196
		8,341
	Air Freight & Logistics — 0.28%
11,449	FedEx Corp.	775
22,900	United Parcel Service, Inc., Class - B	1,446
		2,221
	Airlines — 0.31%
1,410	Copa Holdings SA, Class - A	86
206,915	Delta Air Lines, Inc. (a)	1,552
104,600	Southwest Airlines Co.	841
		2,479
	Alternative Carriers — 0.05%
26,100	tw telecom, Inc. (a)	431
	Aluminum — 0.27%
223,358	Alcoa, Inc.	2,138
	Apparel Retail — 0.13%
17,900	American Eagle Outfitters, Inc.	210
6,900	Foot Locker, Inc.	138
2,900	Guess?, Inc.	83
36,256	The Gap, Inc.	589
		1,020
	Application Software — 0.02%
6,600	Synopsys, Inc. (a)	161
	Asset Management & Custody Banks — 1.22%
113,100	American Capital Ltd. (a)	771
74,161	Ares Capital Corp.	1,021
195,484	Bank of New York Mellon Corp.	3,634
18,544	BlackRock, Inc., Class - A	2,745
5,300	Eaton Vance Corp.	118
4,000	Federated Investors, Inc., Class - B	70
20,600	Invesco Ltd	319
8,300	Janus Capital Group, Inc.	50
9,751	Northern Trust Corp.	341
11,600	T. Rowe Price Group, Inc.	554
3,900	Waddell & Reed Financial, Inc., Class - A	98
		9,721
	Auto Parts & Equipment — 0.80%
8,300	Autoliv, Inc.	402
105,521	Johnson Controls, Inc.	2,783
52,393	Lear Corp.	2,248
26,000	TRW Automotive Holdings Corp. (a)	851
2,407	Visteon Corp. (a)	103
		6,387
	Automobile Manufacturers — 0.70%
147,503	Ford Motor Co. (a)	1,426
200,996	General Motors Co. (a)	4,056
4,100	Thor Industries, Inc.	91
		5,573
	Biotechnology — 1.60%
78,839	Amgen, Inc.	4,332
7,800	Cephalon, Inc. (a)	629
200,300	Gilead Sciences, Inc. (a)	7,772
		12,733
	Brewers — 0.07%
14,679	Molson Coors Brewing Co., Class - B	581
	Broadcasting — 0.06%
21,773	CBS Corp., Class - B	444
	Building Products — 0.06%
16,000	Masco Corp.	114
16,200	Owens Corning, Inc. (a)	351
		465
	Cable & Satellite — 1.92%
9,700	Cablevision Systems Corp., Class - A	152
421,705	Comcast Corp., Class - A	8,814
49,746	DIRECTV, Class - A (a)	2,102
67,111	Time Warner Cable, Inc.	4,206
		15,274
	Casinos & Gaming — 0.01%
2,600	WMS Industries, Inc. (a)	46
	Catalog Retail — 0.05%
28,300	Liberty Media Corp. - Interactive, Class - A (a)	418
	Coal & Consumable Fuels — 0.02%
9,500	Arch Coal, Inc.	139
	Commercial Printing — 0.01%
8,400	R.R. Donnelley & Sons Co.	119
	Commodity Chemicals — 0.01%
889	Kronos Worldwide, Inc.	14
800	Westlake Chemical Corp.	28
		42
	Communications Equipment — 1.58%
512,650	Cisco Systems, Inc.	7,941
297,934	Corning, Inc.	3,682
11,400	Harris Corp.	390
11,582	Motorola Solutions, Inc.	485
16,100	Tellabs, Inc.	69
		12,567
	Computer & Electronics Retail — 0.25%
29,100	Best Buy Co., Inc.	678
52,900	GameStop Corp., Class - A (a)	1,222
4,900	RadioShack Corp.	57
		1,957
	Computer Hardware — 1.37%
141,613	Dell, Inc. (a)	2,004
2,900	Diebold, Inc.	80

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Computer Hardware (continued)
390,797	Hewlett-Packard Co.	$8,773
		10,857
	Computer Storage & Peripherals — 0.10%
3,500	Lexmark International, Inc., Class - A (a)	95
4,700	QLogic Corp. (a)	60
10,000	SanDisk Corp. (a)	403
10,500	Western Digital Corp. (a)	270
		828
	Construction & Engineering — 0.07%
15,400	AECOM Technology Corp. (a)	272
10,000	URS Corp. (a)	297
		569
	Construction & Farm Machinery & Heavy Trucks — 0.09%
12,100	AGCO Corp. (a)	418
3,300	CNH Global N.V. (a)	87
12,000	Oshkosh Corp. (a)	189
		694
	Construction Materials — 0.02%
5,800	Vulcan Materials Co.	160
	Consumer Electronics — 0.04%
9,900	Garmin Ltd.	315
	Consumer Finance — 0.45%
15,959	American Express Co.	717
65,466	Capital One Financial Corp.	2,594
23,600	SLM Corp.	294
		3,605
	Data Processing & Outsourced Services — 0.45%
22,500	Automatic Data Processing, Inc.	1,061
5,900	Broadridge Financial Solutions, Inc.	119
13,800	Computer Sciences Corp.	370
1,600	DST Systems, Inc.	70
11,700	Fidelity National Information Services, Inc.	285
7,900	Lender Processing Services, Inc.	108
14,400	Paychex, Inc.	380
13,685	Visa, Inc., Class - A	1,173
		3,566
	Department Stores — 0.19%
7,400	J.C. Penney Co., Inc.	198
15,565	Kohl's Corp.	764
20,300	Macy's, Inc.	535
		1,497
	Distillers & Vintners — 0.24%
106,832	Constellation Brands, Inc., Class - A (a)	1,923
	Distributors — 0.04%
7,000	Genuine Parts Co.	356
	Diversified Banks — 1.60%
46,900	Comerica, Inc.	1,077
122,883	U.S. Bancorp	2,893
361,833	Wells Fargo & Co.	8,727
		12,697
	Diversified Chemicals — 0.59%
3,300	Ashland, Inc.	146
5,600	Cabot Corp.	139
34,919	E.I. du Pont de Nemours & Co.	1,396
3,200	Eastman Chemical Co.	219
8,700	Huntsman Corp.	84
7,100	PPG Industries, Inc.	502
97,890	The Dow Chemical Co.	2,198
		4,684
	Diversified Metals & Mining — 0.20%
1,500	Compass Minerals International, Inc.	100
42,300	Freeport-McMoRan Copper & Gold, Inc.	1,288
7,600	Southern Copper Corp.	190
		1,578
	Diversified Real Estate Investment Trusts — 0.05%
11,000	Liberty Property Trust	320
1,600	Vornado Realty Trust	120
		440
	Diversified Support Services — 0.03%
8,100	Iron Mountain, Inc.	256
	Drug Retail — 0.97%
129,097	CVS Caremark Corp.	4,335
102,650	Walgreen Co.	3,376
		7,711
	Education Services — 0.00%
2,900	Career Education Corp. (a)	38
	Electric Utilities — 1.55%
54,867	American Electric Power, Inc.	2,086
1,300	DPL, Inc.	39
62,894	Duke Energy Corp.	1,257
24,068	Edison International	921
13,282	Entergy Corp.	880
31,344	Exelon Corp.	1,336
19,671	FirstEnergy Corp.	883
10,600	Great Plains Energy, Inc.	205
1,000	Hawaiian Electric Industries, Inc.	24
19,915	NextEra Energy, Inc.	1,076
1,500	Northeast Utilities	50
88,800	NV Energy, Inc.	1,306
2,000	Pepco Holdings, Inc.	38
900	Pinnacle West Capital Corp.	39
5,000	PPL Corp.	143
2,600	Progress Energy, Inc.	134
40,049	The Southern Co.	1,697
8,700	Westar Energy, Inc.	230
		12,344
	Electrical Components & Equipment — 0.24%
33,400	Emerson Electric Co.	1,380
2,700	Hubbell, Inc., Class - B	134
6,500	Rockwell Automation, Inc.	364
		1,878
	Electronic Components — 0.01%
6,800	Vishay Intertechnology, Inc. (a)	57
	Electronic Equipment & Instruments — 0.01%
1,800	Itron, Inc. (a)	53
	Electronic Manufacturing Services — 0.05%
8,700	Jabil Circuit, Inc.	155
12,000	Molex, Inc.	244
		399
	Environmental & Facilities Services — 0.21%
14,300	Republic Services, Inc., Class - A	401
39,469	Waste Management, Inc.	1,285
		1,686
	Fertilizers & Agricultural Chemicals — 0.26%
23,507	Monsanto Co.	1,411
10,955	The Mosaic Co.	537

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Fertilizers & Agricultural Chemicals (continued)
2,000	The Scotts Mircale-Gro Co.	$89
		2,037
	Food Distributors — 0.08%
26,100	Sysco Corp.	676
	Food Retail — 0.69%
15,800	Safeway, Inc.	262
9,900	SUPERVALU, Inc.	66
234,097	The Kroger Co.	5,141
		5,469
	Gas Utilities — 0.03%
800	AGL Resources, Inc.	33
900	Atmos Energy Corp.	29
700	National Fuel Gas Co.	34
900	ONEOK, Inc.	59
1,700	Questar Corp.	30
1,100	UGI Corp.	29
		214
	General Merchandise Stores — 0.37%
3,500	Big Lots, Inc. (a)	122
58,200	Target Corp.	2,854
		2,976
	Gold — 0.31%
39,000	Newmont Mining Corp.	2,453
	Health Care Distributors — 0.04%
6,796	Cardinal Health, Inc.	285
	Health Care Equipment — 0.88%
2,366	Baxter International, Inc.	133
156,000	Boston Scientific Corp. (a)	922
50,721	Covidien PLC	2,237
112,487	Medtronic, Inc.	3,739
		7,031
	Health Care Facilities — 0.09%
9,600	Community Health Systems, Inc. (a)	160
2,203	HCA Holdings, Inc. (a)	44
5,300	LifePoint Hospitals, Inc. (a)	194
49,400	Tenet Healthcare Corp. (a)	204
9,000	VCA Antech, Inc. (a)	144
		746
	Health Care Services — 0.08%
14,000	Lincare Holdings, Inc.	315
4,900	MEDNAX, Inc. (a)	307
		622
	Home Furnishings — 0.02%
6,400	Leggett & Platt, Inc.	127
	Home Improvement Retail — 1.18%
370,884	Lowe's Cos., Inc.	7,173
67,913	The Home Depot, Inc.	2,232
		9,405
	Homebuilding — 0.23%
3,000	NVR, Inc. (a)	1,812
	Hotels, Resorts & Cruise Lines — 0.26%
55,698	Carnival Corp.	1,688
6,326	Royal Caribbean Cruises Ltd.	137
8,000	Wyndham Worldwide Corp.	228
		2,053
	Household Appliances — 0.06%
2,600	Snap-on, Inc.	116
7,200	Whirlpool Corp.	359
		475
	Household Products — 2.04%
18,076	Colgate-Palmolive Co.	1,603
4,700	Energizer Holdings, Inc. (a)	312
19,594	Kimberly-Clark Corp.	1,391
6,000	The Clorox Co.	398
197,905	The Procter & Gamble Co.	12,504
		16,208
	Housewares & Specialties — 0.06%
4,400	Jarden Corp.	124
27,200	Newell Rubbermaid, Inc.	323
		447
	Human Resource & Employment Services — 0.02%
6,600	Robert Half International, Inc.	140
	Hypermarkets & Super Centers — 0.58%
88,312	Wal-Mart Stores, Inc.	4,583
	Independent Power Producers & Energy Traders — 0.01%
1,600	Constellation Energy Group, Inc.	61
	Industrial Conglomerates — 1.99%
22,428	3M Co.	1,610
751,118	General Electric Co.	11,447
68,179	Tyco International Ltd.	2,778
		15,835
	Industrial Gases — 0.09%
9,500	Air Products & Chemicals, Inc.	726
	Industrial Machinery — 0.58%
2,200	Crane Co.	78
8,300	Dover Corp.	387
15,200	Eaton Corp.	540
3,800	Harsco Corp.	74
21,143	Illinois Tool Works, Inc.	880
66,755	Ingersoll-Rand PLC	1,875
7,500	Stanely Black & Decker, Inc,	368
11,400	The Timken Co.	374
		4,576
	Industrial Real Estate Investment Trust — 0.01%
4,242	Prologis, Inc.	103
	Insurance Brokers — 0.27%
32,742	Aon Corp.	1,375
4,900	Arthur J. Gallagher & Co.	129
24,500	Marsh & McLennan Cos., Inc.	650
		2,154
	Integrated Oil & Gas — 7.00%
104,600	BP PLC - Sponsored ADR	3,773
117,051	Chevron Corp.	10,830
256,642	ConocoPhillips	16,251
137,898	Exxon Mobil Corp.	10,015
43,630	Hess Corp.	2,289
337,322	Marathon Oil Corp.	7,279
34,100	Murphy Oil Corp.	1,506
52,145	Occidental Petroleum Corp.	3,728
		55,671
	Integrated Telecommunication Services — 3.83%
431,392	AT&T, Inc.	12,303
95,595	BCE, Inc.	3,581
253,901	CenturyLink, Inc.	8,409
214,300	Frontier Communications Corp.	1,309

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Integrated Telecommunication Services (continued)
124,333	Verizon Communications, Inc.	$4,576
22,800	Windstream Corp.	266
		30,444
	Internet Software & Services — 0.26%
20,193	eBay, Inc. (a)	595
112,376	Yahoo!, Inc. (a)	1,479
		2,074
	Investment Banking & Brokerage — 0.73%
1,500	Greenhill & Co., Inc.	43
5,000	Lazard Ltd., Class - A	105
158,810	Morgan Stanley	2,144
37,490	The Goldman Sachs Group, Inc.	3,545
		5,837
	IT Consulting & Other Services — 0.05%
8,419	Amdocs Ltd. (a)	228
13,100	SAIC, Inc. (a)	155
		383
	Leisure Products — 0.07%
5,400	Hasbro, Inc.	176
15,500	Mattel, Inc.	401
		577
	Life & Health Insurance — 0.99%
38,931	Aflac, Inc.	1,361
53,600	Lincoln National Corp.	838
150,948	MetLife, Inc.	4,228
18,800	Protective Life Corp.	294
2,000	StanCorp Financial Group, Inc.	55
53,500	Unum Group	1,121
		7,897
	Life Sciences Tools & Services — 0.09%
14,813	Thermo Electron Corp. (a)	750
	Managed Health Care — 3.39%
53,748	Aetna, Inc.	1,954
4,400	AMERIGROUP Corp. (a)	172
27,300	CIGNA Corp.	1,145
15,000	Coventry Health Care, Inc. (a)	432
41,211	Health Net, Inc. (a)	977
17,400	Humana, Inc.	1,266
203,413	UnitedHealth Group, Inc.	9,381
177,774	WellPoint, Inc.	11,605
		26,932
	Marine — 0.01%
1,900	Alexander & Baldwin, Inc.	69
	Metal & Glass Containers — 0.08%
3,500	Greif, Inc., Class - A	150
32,817	Owens-Illinois, Inc. (a)	496
		646
	Mortgage Real Estate Investment Trusts — 0.25%
12,900	American Capital Agency Corp.	349
81,400	Annaly Capital Management, Inc.	1,354
99,900	Chimera Investment Corp.	277
		1,980
	Movies & Entertainment — 2.58%
3,300	DreamWorks Animation SKG, Inc. (a)	60
3,421	Liberty Media Corporation-Liberty Capital (a)	226
195,203	News Corp., Class - A	3,020
4,100	Regal Entertainment Group, Class - A	48
72,858	The Walt Disney Co.	2,198
275,173	Time Warner, Inc.	8,247
173,887	Viacom, Inc., Class - B	6,736
		20,535
	Multi-line Insurance — 0.40%
14,000	American Financial Group, Inc.	435
91,400	American International Group, Inc.	2,006
400	American National Insurance Co.	28
11,144	Kemper Corp.	267
12,226	Loews Corp.	422
		3,158
	Multi-Sector Holdings — 0.18%
62,600	Leucadia National Corp.	1,420
	Multi-Utilities — 1.27%
1,000	Alliant Energy Corp.	39
2,100	Ameren Corp.	62
3,700	CenterPoint Energy, Inc.	73
54,600	CMS Energy Corp.	1,080
22,000	Consolidated Edison, Inc.	1,254
27,210	Dominion Resources, Inc.	1,381
53,422	DTE Energy Co.	2,619
6,000	Integrys Energy Group, Inc.	292
1,600	MDU Resources Group, Inc.	31
2,400	NiSource, Inc.	51
1,000	NSTAR	45
1,000	OGE Energy Corp.	48
18,727	PG&E Corp.	792
23,855	Public Service Enterprise Group, Inc.	796
8,800	SCANA Corp.	356
18,100	Sempra Energy	932
2,100	TECO Energy, Inc.	36
800	Vectren Corp.	22
2,000	Wisconsin Energy Corp.	63
4,200	Xcel Energy, Inc.	104
		10,076
	Office Electronics — 0.06%
64,700	Xerox Corp.	451
	Office Real Estate Investment Trusts — 0.15%
600	Alexandria Real Estate Equities, Inc.	37
1,500	Brandywine Realty Trust	12
6,900	CommonWealth REIT	131
800	Corporate Office Properties Trust	17
800	Digital Realty Trust, Inc.	44
1,200	Douglas Emmett, Inc.	20
2,500	Duke Realty Corp.	26
8,600	Mack-Cali Realty Corp.	230
16,800	Piedmont Office Realty Trust, Inc., Class - A	272
7,200	SL Green Realty Corp.	419
		1,208
	Office Services & Supplies — 0.08%
18,300	Avery Dennison Corp.	459
8,200	Pitney Bowes, Inc.	154
		613
	Oil & Gas Drilling — 0.79%
26,900	Atwood Oceanics, Inc. (a)	924
20,550	Nabors Industries Ltd. (a)	252
60,600	Rowan Cos., Inc. (a)	1,830
52,900	Transocean Ltd.	2,525
20,300	Unit Corp. (a)	750
		6,281

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Equipment & Services — 0.27%
10,107	Baker Hughes, Inc.	$467
16,332	National Oilwell Varco, Inc.	836
10,300	SEACOR Holdings, Inc.	826
		2,129
	Oil & Gas Exploration & Production — 1.68%
70,972	Anadarko Petroleum Corp.	4,475
28,945	Apache Corp.	2,323
25,327	Chesapeake Energy Corp.	647
66,001	Devon Energy Corp.	3,659
71,100	EXCO Resources, Inc.	762
97,174	Nexen, Inc.	1,505
		13,371
	Oil & Gas Refining & Marketing — 1.15%
229,183	Marathon Petroleum Corp.	6,202
68,510	Tesoro Corp. (a)	1,334
88,900	Valero Energy Corp.	1,580
		9,116
	Oil & Gas Storage & Transportation — 0.25%
2,297	Kinder Morgan, Inc.	60
29,000	Spectra Energy Corp.	711
1,910	Teekay Shipping Corp.	43
48,952	The Williams Cos., Inc.	1,192
		2,006
	Other Diversified Financial Services — 4.12%
390,480	Bank of America Corp.	2,390
432,248	Citigroup, Inc.	11,074
640,831	JPMorgan Chase & Co.	19,302
		32,766
	Packaged Foods & Meats — 1.70%
7,900	Campbell Soup Co.	256
45,800	ConAgra Foods, Inc.	1,109
5,450	Flowers Foods, Inc.	106
77,739	General Mills, Inc.	2,991
14,400	H.J. Heinz Co.	727
11,842	Kellogg Co.	630
105,876	Kraft Foods, Inc.	3,555
26,100	Sara Lee Corp.	427
60,424	Smithfield Foods, Inc. (a)	1,178
5,200	The J.M. Smucker Co.	379
122,300	Tyson Foods, Inc., Class - A	2,123
		13,481
	Paper Packaging — 0.09%
4,700	Bemis Co., Inc.	138
4,900	Packaging Corp. of America	114
2,800	Rock-Tenn Co., Class - A	136
13,800	Sealed Air Corp.	231
4,400	Sonoco Products Co.	124
		743
	Paper Products — 0.15%
1,700	Domtar Corp.	116
37,400	International Paper Co.	869
7,600	MeadWestvaco Corp.	187
		1,172
	Personal Products — 0.05%
19,200	Avon Products, Inc.	376
	Pharmaceuticals — 9.24%
32,437	Abbott Laboratories	1,659
149,544	AstraZeneca PLC - Sponsored ADR	6,634
112,615	Bristol-Myers Squibb Co.	3,534
127,192	Eli Lilly & Co.	4,702
29,400	Forest Laboratories, Inc. (a)	905
26,318	Hospira, Inc. (a)	974
324,286	Johnson & Johnson	20,660
248,209	Merck & Co., Inc.	8,119
14,100	Novartis AG - ADR	786
1,319,982	Pfizer, Inc.	23,337
65,072	Sanofi-Aventis - Sponsored ADR	2,135
		73,445
	Property & Casualty Insurance — 2.93%
93,831	ACE Ltd.	5,686
8,300	Allied World Assurance Co., Holdings Ltd.	446
3,200	Aspen Insurance Holdings Ltd.	74
32,500	Assured Guaranty Ltd.	357
5,800	AXIS Capital Holdings Ltd.	150
67,467	Berkshire Hathaway, Inc., Class - B (a)	4,793
6,500	Cincinnati Financial Corp.	171
9,000	Endurance Specialty Holdings Ltd.	307
1,200	Erie Indemnity Co., Class - A	85
10,000	Fidelity National Financial, Inc., Class - A	152
9,900	Hanover Insurance Group, Inc.	351
25,600	MBIA, Inc. (a)	186
1,400	Mercury General Corp.	54
11,600	Old Republic International Corp.	104
43,548	The Allstate Corp.	1,032
24,537	The Chubb Corp.	1,472
161,528	The Travelers Cos., Inc.	7,871
		23,291
	Publishing — 0.35%
104,813	Gannett Co., Inc.	999
24,315	The McGraw-Hill Cos., Inc.	997
400	The Washington Post Co., Class - B	131
24,452	Thomson Reuters Corp.	661
		2,788
	Railroads — 0.39%
29,355	Norfolk Southern Corp.	1,791
15,787	Union Pacific Corp.	1,290
		3,081
	Real Estate Operating Companies — 0.02%
12,000	Forest City Enterprises, Inc., Class - A (a)	128
	Real Estate Services — 0.02%
3,800	Jones Lang LaSalle, Inc.	197
	Regional Banks — 1.51%
2,100	Bank of Hawaii Corp.	76
155,523	BB&T Corp.	3,317
3,300	Commerce Bancshares, Inc.	115
2,400	Cullen/Frost Bankers, Inc.	110
226,400	Fifth Third Bancorp	2,287
251,200	KeyCorp	1,490
5,600	M&T Bank Corp.	391
85,707	PNC Financial Services Group, Inc.	4,130
35,100	Synovus Financial Corp.	38
8,400	Valley National Bancorp	89
		12,043
	Reinsurance — 0.24%
23,000	Arch Capital Group Ltd. (a)	751
3,000	PartnerRe Ltd.	157
12,700	Reinsurance Group of America, Inc.	584
17,200	Validus Holdings Ltd.	429
		1,921

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Residential Real Estate Investment Trusts — 0.05%
800	AvalonBay Communities, Inc.	$91
700	BRE Properties, Inc.	30
600	Camden Property Trust	33
2,600	Equity Residential	135
300	Essex Property Trust, Inc.	36
2,100	UDR, Inc.	46
		371
	Restaurants — 0.37%
3,800	Brinker International, Inc.	79
6,100	Darden Restaurants, Inc.	261
29,374	McDonald's Corp.	2,580
		2,920
	Retail Real Estate Investment Trusts — 0.11%
500	Federal Realty Investment Trust	41
4,900	General Growth Properties, Inc.	59
3,500	Kimco Realty Corp.	53
1,300	Realty Income Corp.	42
1,000	Regency Centers Corp.	35
4,625	Simon Property Group, Inc.	509
600	Taubman Centers, Inc.	30
1,100	The Macerich Co.	47
1,200	Weingarten Realty Investors	25
		841
	Security & Alarm Services — 0.04%
13,800	Corrections Corp Of America (a)	313
	Semiconductor Equipment — 0.77%
408,343	Applied Materials, Inc.	4,226
14,900	KLA-Tencor Corp.	570
29,500	Lam Research Corp. (a)	1,121
4,000	Novellus Systems, Inc. (a)	109
8,100	Teradyne, Inc. (a)	89
		6,115
	Semiconductors — 1.74%
23,500	Advanced Micro Devices, Inc. (a)	119
13,400	Analog Devices, Inc.	419
4,600	Cree, Inc. (a)	119
5,700	Fairchild Semiconductor International, Inc. (a)	62
372,365	Intel Corp.	7,943
3,000	International Rectifier Corp. (a)	56
6,300	Intersil Corp., Class - A	65
10,200	Linear Technology Corp.	282
23,000	Marvell Technology Group Ltd. (a)	334
13,200	Maxim Integrated Products, Inc.	308
8,500	Microchip Technology, Inc.	264
36,800	Micron Technology, Inc. (a)	185
20,200	ON Semiconductor Corp. (a)	145
3,812	SunPower Corp., Class - A (a)	31
120,166	Texas Instruments, Inc.	3,202
11,900	Xilinx, Inc.	327
		13,861
	Soft Drinks — 1.16%
9,900	Dr. Pepper Snapple Group, Inc.	384
76,102	PepsiCo, Inc.	4,711
61,430	The Coca-Cola Co.	4,150
		9,245
	Specialized Consumer Services — 0.02%
13,600	H&R Block, Inc.	181
	Specialized Finance — 0.45%
2,551	CME Group, Inc.	628
1,700	Interactive Brokers Group, Inc., Class - A	24
57,294	Moody's Corp.	1,744
11,700	NYSE Euronext	272
39,700	The NASDAQ OMX Group, Inc. (a)	919
		3,587
	Specialized Real Estate Investment Trusts — 0.38%
39,500	HCP, Inc.	1,385
1,500	Health Care REIT, Inc.	70
1,200	Hospitality Properties Trust	25
1,400	Plum Creek Timber Co., Inc.	49
1,550	Public Storage	173
1,200	Rayonier, Inc.	44
14,100	Senior Housing Properties Trust	304
2,250	Ventas, Inc.	111
53,200	Weyerhaeuser Co.	827
		2,988
	Specialty Chemicals — 0.33%
103,754	LyondellBasell Industries NV, Class - A	2,535
5,800	RPM, Inc.	108
		2,643
	Specialty Stores — 0.11%
65,800	Staples, Inc.	875
	Steel — 0.14%
4,900	AK Steel Holding Corp.	32
5,800	Cliffs Natural Resources, Inc.	297
5,864	Commercial Metals Co.	56
14,097	Nucor Corp.	446
3,091	Reliance Steel & Aluminum Co.	105
800	Schnitzer Steel Industries, Inc., Class - A	29
18,713	Steel Dynamics, Inc.	186
		1,151
	Systems Software — 0.82%
17,100	CA, Inc.	332
247,402	Microsoft Corp.	6,158
		6,490
	Technology Distributors — 0.07%
5,200	Arrow Electronics, Inc. (a)	144
6,900	Avnet, Inc. (a)	180
7,200	Ingram Micro, Inc., Class - A (a)	116
2,100	Tech Data Corp. (a)	91
		531
	Thrifts & Mortgage Finance — 0.28%
1,500	BankUnited, Inc.	31
7,500	Capitol Federal Financial, Inc.	79
13,500	First Niagara Financial Group, Inc.	124
21,200	Hudson City Bancorp, Inc.	120
144,600	New York Community Bancorp, Inc.	1,721
16,800	People's United Financial, Inc.	191
		2,266
	Tobacco — 1.45%
222,073	Altria Group, Inc.	5,954
25,600	Lorillard, Inc.	2,834
29,350	Philip Morris International, Inc.	1,831
23,967	Reynolds American, Inc.	898
		11,517
	Trading Companies & Distributors — 0.01%
2,300	GATX Corp.	71

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Trucking — 0.01%
2,300	Ryder System, Inc.	$86
	Water Utilities — 0.01%
1,500	American Water Works Co., Inc.	45
1,300	Aqua America, Inc.	28
		73
	Wireless Telecommunication Services — 0.75%
47,600	MetroPCS Communications, Inc. (a)	415
29,000	NII Holdings, Inc. (a)	781
115,313	Sprint Nextel Corp. (a)	351
15,400	Telephone & Data Systems, Inc.	327
159,525	Vodafone Group PLC - Sponsored ADR	4,092
		5,966
	Total Common Stocks	698,076

	Corporate Bonds — 0.95%
	Automobiles — 0.18%
$1,300	Daimler Finance North America LLC, 6.50%, 11/15/13	1,427
	Capital Markets — 0.04%
300	Goldman Sachs Group, Inc., 6.25%, 9/1/17	313
	Consumer Finance — 0.13%
500	Morgan Stanley, Series F, MTN, 6.00%, 4/28/15	498
100	SLM Corp., MTN, 5.13%, 8/27/12	100
500	SLM Corp., Series A, MTN, 0.55%, 1/27/14 (b)	459
		1,057
	Diversified Financial Services — 0.22%
500	Citigroup, Inc., 8.50%, 5/22/19	604
400	Goldman Sachs Group, Inc., 3.70%, 8/1/15	392
200	Goldman Sachs Group, Inc., 0.75%, 1/12/15 (b)	185
100	Goldman Sachs Group, Inc., 0.81%, 3/22/16 (b)	86
100	Goldman Sachs Group, Inc., Series B, MTN, 0.65%, 7/22/15 (b)	89
100	Merrill Lynch & Co., Series C, MTN, 5.45%, 2/5/13	99
300	Morgan Stanley, MTN, 7.30%, 5/13/19	309
		1,764
	Energy Equipment & Services — 0.02%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	110
	Insurance — 0.18%
600	American International Group, Inc., 8.25%, 8/15/18	665
100	American International Group, Inc., 3.75%, 11/30/13 (c)	99
100	American International Group, Inc., MTN, 0.45%, 3/20/12 (b)	99
500	American International Group, Inc., MTN, 5.45%, 5/18/17	479
100	American International Group, Inc., Series 1, MTN, 0.36%, 10/18/11 (b)	100
		1,442
	Thrifts & Mortgage Finance — 0.18%
1,400	SSIF Nevada LP, 0.95%, 4/14/14 (b)(c)	1,400
	Total Corporate Bonds	7,513
	Asset Backed Securities — 0.34%
272	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.32%, 6/25/47 (b)	262
196	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.33%, 5/25/36 (b)	191
145	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.31%, 10/25/28 (b)	142
153	Harvest CLO, Series IX, Class A1, 2.23%, 3/29/17 (b)	196
257	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.29%, 5/25/37 (b)	219
72	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.29%, 6/25/37 (b)	71
212	SLM Student Loan Trust, Series 2005-4, Class A2, 0.33%, 4/26/21 (b)	211
787	SLM Student Loan Trust, Series 2009-B, Class A1, 6.23%, 8/15/17 (b)(c)	738
613	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	676
29	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.57%, 5/1/28	32
	Total Asset Backed Securities	2,738
	Collateralized Mortgage Obligations — 2.57%
119	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.26%, 10/25/34 (b)	101
13	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.98%, 9/25/45 (b)	10
80	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	84
16	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.88%, 2/25/36 (b)	12
68	Bear Stearns Adjustable Rate Mortgage Trust, Series 2000-2, Class A1, 3.11%, 11/25/30 (b)	65
132	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.61%, 8/25/33 (b)	123
79	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 22A1, 2.72%, 4/25/34 (b)	68
567	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.81%, 9/25/34 (b)	461
22	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.44%, 11/25/34 (b)	20
319	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.56%, 10/25/35 (b)	263
796	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 2.67%, 9/25/34 (b)	545

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$430	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.45%, 8/25/35 (b)	$356
42	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 2.10%, 8/25/35 (b)	37
100	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	104
617	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.44%, 5/25/35 (b)	348
24	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.51%, 2/25/37 (b)	12
23	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.56%, 2/25/37 (b)	14
27	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.42%, 9/25/46 (b)	14
23	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.44%, 7/20/46 (b)	9
74	Countrywide Home Loans, Series 2004-16, Class 1A4A, 0.61%, 9/25/34 (b)	41
316	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.52%, 4/25/35 (b)	191
753	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.46%, 5/25/35 (b)	471
1,132	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 3.02%, 2/20/36 (b)	839
23	Fannie Mae, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	26
480	Fannie Mae, Series 2006-82, Class F, 0.79%, 9/25/36 (b)	482
12	Freddie Mac, Series 3346, Class FA, 0.46%, 2/15/19 (b)	12
1,305	Freddie Mac, Series 3616, Class FG, 0.88%, 3/15/32 (b)	1,312
401	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 23A, 3.13%, 6/25/34 (b)	360
146	Government National Mortgage Association, Series 2000-9, Class FH, 0.73%, 2/16/30 (b)	146
3,390	Government National Mortgage Association, Series 2005-16, Class FA, 0.48%, 2/20/35 (b)	3,390
3,382	Government National Mortgage Association, Series 2005-3, Class FC, 0.48%, 1/16/35 (b)	3,382
1,117	Government National Mortgage Association, Series 2008-6, Class FA, 0.72%, 2/20/38 (b)	1,118
755	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.45%, 6/25/45 (b)	470
564	GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.76%, 9/25/35 (b)	521
707	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.45%, 5/19/35 (b)	433
278	JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3, 2.79%, 7/25/35 (b)	257
1,174	Master Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1, 2.56%, 5/25/34 (b)	876
344	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 1.65%, 10/25/35 (b)	298
80	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 2,120.29%, 12/12/49	86
551	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.50%, 10/25/35 (b)	354
442	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 3A2, 2.54%, 5/25/34 (b)	368
171	WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A, 0.55%, 1/25/45 (b)	133
363	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.54%, 1/25/45 (b)	276
1,000	WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, 2.58%, 4/25/35 (b)	811
517	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.46%, 4/25/45 (b)	402
5	Washington Mutual MSC MortgageThrough Certificates, Series 2003-AR1, Class 2A, 2.26%, 2/25/33 (b)	5
600	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.76%, 10/25/35 (b)	493
251	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.74%, 3/25/35 (b)	223
	Total Collateralized Mortgage Obligations	20,422
	Certificate of Deposit — 0.06%
500	Intesa Sanpaolo New York, 2.38%, 12/21/12	486
	Total Certificate of Deposit	486
	Global Bonds — 0.59%
	Australia — 0.24%
1,900	Australian Government Bond, 4.50%, 4/15/20 (d)	1,881
	Ireland — 0.17%
1,000	Depfa ACS Bank, MTN, 3.25%, 2/15/12 (d)	1,339
	Mexico — 0.02%
2,200	Mexican Bonos Desarr Fixed Rate, Series M 20, 10.00%, 12/5/24 (b)(d)	202
	Netherlands — 0.03%
200	Rabobank Nederland NV, MTN, 6.88%, 3/19/20 (d)	242
	United States — 0.13%
600	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23 (d)	797
200	Goldman Sachs Group, Inc., 1.91%, 2/4/13 (b)(d)	256
		1,053
	Total Global Bonds	4,717
	Municipal Bonds — 0.20%
	California — 0.18%
100	California State, GO, 7.30%, 10/1/39	119

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Municipal Bonds (continued)
	California (continued)
$1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	$1,012
300	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	313
		1,444
	Washington — 0.02%
100	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	114
	Total Municipal Bonds	1,558
	U.S. Government Agency Mortgages — 1.95%
500	Fannie Mae, 0.00%, 10/3/11 (e)	500
7,400	Fannie Mae, 0.00%, 10/4/11 (e)	7,400
21	Fannie Mae, Pool #886660, 5.50%, 8/1/36	23
233	Fannie Mae, Pool #900980, 6.00%, 9/1/36	256
34	Fannie Mae, Pool #928066, 5.50%, 1/1/37	37
74	Fannie Mae, Pool #993296, 4.50%, 8/1/39	79
473	Fannie Mae, Pool #AD1889, 4.50%, 3/1/41	503
79	Fannie Mae, Pool #AD8443, 4.50%, 9/1/40	84
826	Fannie Mae, Pool #AE1419, 4.50%, 1/1/41	877
479	Fannie Mae, Pool #AE4457, 4.50%, 2/1/41	509
65	Fannie Mae, Pool #AH1100, 4.50%, 12/1/40	69
44	Fannie Mae, Pool #AH1276, 4.50%, 1/1/41	46
71	Fannie Mae, Pool #AH3112, 4.50%, 1/1/41	75
121	Fannie Mae, Pool #AH5317, 4.50%, 3/1/41	129
79	Fannie Mae, Pool #AH6042, 4.50%, 1/1/41	84
836	Fannie Mae, Pool #AH6891, 4.50%, 3/1/41	888
34	Fannie Mae, Pool #AH6894, 4.50%, 3/1/41	37
853	Fannie Mae, Pool #AH7614, 4.50%, 3/1/41	906
1,965	Fannie Mae, Pool #AH8382, 4.50%, 3/1/41	2,088
817	Fannie Mae, Pool #AH8585, 4.50%, 2/1/41	868
	Total U.S. Government Agency Mortgages	15,458
	U.S. Treasury Obligations — 2.14%
100	U.S. Treasury Bills, 0.00%, 11/10/11 (e)(f)	100
320	U.S. Treasury Bills, 0.00%, 11/25/11 (e)(f)	320
600	U.S. Treasury Bills, 0.00%, 12/22/11 (e)(f)	600
30	U.S. Treasury Bills, 0.00%, 1/19/12 (e)(f)	30
270	U.S. Treasury Bills, 0.00%, 2/23/12 (e)(f)	270
3,402	U.S. Treasury Bills, 0.00%, 3/1/12 (e)(f)	3,401
1,180	U.S. Treasury Bills, 0.00%, 3/8/12 (e)(f)	1,180
220	U.S. Treasury Bills, 0.00%, 3/15/12 (e)(f)	220
5,760	U.S. Treasury Bills, 0.00%, 3/22/12 (e)(f)	5,758
480	U.S. Treasury Bills, 0.00%, 3/29/12 (e)(f)	480
3,000	U.S. Treasury Note, 3.13%, 5/15/21	3,330
1,300	U.S. Treasury Note, 2.13%, 8/15/21	1,323
	Total U.S. Treasury Obligations	17,012
	Yankee Dollars — 0.95%
	Aerospace & Defense — 0.07%
540	Waha Aerospace BV, 3.93%, 7/28/20	555
	Commercial Banks — 0.28%
700	Banco Votorantim, 5.25%, 2/11/16 (c)	691
100	Export-Import Bank of Korea, 5.88%, 1/14/15	106
200	Export-Import Bank of Korea, 4.13%, 9/9/15	202
200	Export-Import Bank of Korea, 5.13%, 6/29/20	203
1,000	Nordea Bank AB, 1.15%, 1/14/14 (b)(c)	1,005
		2,207
	Diversified Financial Services — 0.05%
400	TNK-BP Finance SA, Series 6, MTN, 7.88%, 3/13/18	416
	Metals & Mining — 0.16%
1,200	Vale Overseas Ltd., 6.88%, 11/10/39	1,290
	Oil, Gas & Consumable Fuels — 0.05%
400	Petrobras International Finance Co., 5.88%, 3/1/18	417
	Real Estate Management & Development — 0.14%
1,000	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,067
	Sovereign — 0.20%
200	Republic of Korea, 5.75%, 4/16/14	215
1,300	State of Qatar, 4.00%, 1/20/15	1,368
		1,583
	Total Yankee Dollars	7,535
	Time Deposit — 0.64%
5,120	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/3/11	5,120
	Total Time Deposit	5,120
	Mutual Funds — 1.62%
9,320,000	Alliance Money Market Fund Prime Portfolio, 0.06% (g)	9,320
3,560,400	SSgA U.S. Government Money Market, 0.00% (g)	3,560
	Total Mutual Funds	12,880
	Put Option Purchased — 0.00%
124	S&P 500 Future
	Expiring October, 2011 at $550	1
	Total Put Option Purchased	1
	Repurchase Agreement — 0.29%
2,300	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, 10/3/11, (Purchased on 9/30/11, proceeds at maturity $2,300,017 collateralized by U.S. Treasury Note, 2.63%, 11/15/20 fair value $2,346,551)	2,300
	Total Repurchase Agreement	2,300
	Total Investments Before TBA Sale Commitments
	(cost $840,072) — 100.11%	795,816
	TBA Sale Commitment (h) — (0.80)%
$(6,000)	Fannie Mae, 30 YR TBA, 4.50%, 10/25/40	$(6,365)
	Total TBA Sale Commitment	(6,365)
	Other assets in excess of liabilities — 0.69%	5,514
	Net Assets — 100.00%	$794,965

Amounts designated as " - " are $0 or have been rounded to $0.
(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2011.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

(c)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted as to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(d)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(e)	Rate disclosed represents effective yield at purchase.
(f)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.
(g)	Rate disclosed is the rate in effect on September 30, 2011.
(h)
Represents a "to-be-announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Portfolio of Investments).

ADR - American Depositary Receipt
GO - General Obligation
MTN - Medium Term Note
REIT - Real Estate Investment Trust
TBA - Security is subject to delayed delivery.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	Pacific Investment Management Company LLC ("PIMCO")	Total

Common Stocks	22.43%	12.35%	53.03%	-	87.81%
Corporate Bonds	-	-	-	0.95%	0.95%
Asset Backed Securities	-	-	-	0.34%	0.34%
Collateralized Mortgage Obligations	-	-	-	2.57%	2.57%
Certificate of Deposit	-	-	-	0.06%	0.06%
Global Bonds	-	-	-	0.59%	0.59%
Municipal Bonds	-	-	-	0.20%	0.20%
U.S. Government Agency Mortgages	-	-	-	1.95%	1.95%
U.S. Treasury Obligations	-	-	0.05%	2.09%	2.14%
Yankee Dollars	-	-	-	0.95%	0.95%
Time Deposit	0.64%	-	-	-	0.64%
Mutual Funds	-	-	1.17%	0.45%	1.62%
Put Option Purchased	-	-	-	0.00%	0.00%
Repurchase Agreement	-	-	-	0.29%	0.29%

Total Investments	23.07%	12.35%	54.25%	10.44%	100.11%

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2011.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
345	S&P 500 E-Mini Future	$19,424	Dec-11	$(753)
247	S&P 500 Future	69,531	Dec-11	(2,154)
53	3 Month Euro Euribur Future	12,927	Mar-16	241
286	3 Month Euro Euribur Future	70,581	Jun-14	135
	Net Unrealized Appreciation/(Depreciation)			$(2,531)

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/11 (000)	Unrealized Appreciation/ (Depreciation) (000)

	Currencies Purchased
38,000	British Sterling Pound	Royal Bank of Canada	12/8/11	$58	$59	$1
318,000	British Sterling Pound	Royal Bank of Canada	12/8/11	496	495	(1)
656,000	Canadian Dollar	Citibank	11/17/11	668	625	(43)
7,800,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,200	1,253	53
8,960,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,400	1,439	39
2,670,750	Chinese Renminbi	JP Morgan Chase	4/7/16	450	429	(21)
8,400	Chinese Renminbi	Citibank	11/15/11	1	1	-
32,000	Euro	JP Morgan Chase	10/6/11	43	43	-
50,810,600	Indian Rupee	JP Morgan Chase	7/12/12	1,093	1,015	(78)
103,000,000	Japanese Yen	JP Morgan Chase	10/17/11	1,342	1,336	(6)
3,315,000	Japanese Yen	JP Morgan Chase	10/6/11	43	43	-
1,108,537,000	Korean Won	JP Morgan Chase	11/14/11	1,040	941	(99)
2,208,000	Norwegian Krone	Barclays Bank	10/7/11	378	376	(2)
19,929,000	Taiwan Dollar	JP Morgan Chase	1/11/12	700	656	(44)
	Total Currencies Purchased			$8,912	$8,711	$(201)

	Currencies Sold
2,087,000	Australian Dollar	Deutsche Bank	11/10/11	$2,034	$2,008	$26
100,000	Australian Dollar	Deutsche Bank	10/6/11	98	97	1
34,335	Brazilian Real	Barclays Bank	11/3/11	21	18	3
163,721	Brazilian Real	Citibank	11/3/11	101	86	15
339,000	British Sterling Pound	Barclays Bank	12/8/11	541	528	13
17,000	British Sterling Pound	HSBC	10/5/11	27	26	1
17,000	British Sterling Pound	Barclays Bank	12/8/11	26	26	-
319,000	Canadian Dollar	Deutsche Bank	11/17/11	321	304	17
319,000	Canadian Dollar	Royal Bank of Canada	11/17/11	322	304	18
1,918,000	Euro	Morgan Stanley	10/19/11	2,673	2,569	104
1,917,000	Euro	Credit Suisse	10/19/11	2,677	2,568	109
215,435,000	Japanese Yen	Citibank	10/17/11	2,681	2,795	(114)
5,660	Malaysian Ringgit	Barclays Bank	11/10/11	2	2	-
1,512,746	Mexican Peso	Deutsche Bank	11/18/11	129	109	20
1,261,630	Mexican Peso	Barclays Bank	11/18/11	107	90	17
2,175,000	Norwegian Krone	Citibank	10/7/11	404	371	33
6,980	Singapore Dollar	Deutsche Bank	12/9/11	5	5	-
19,845,000	Taiwan Dollar	Goldman Sachs	1/11/12	700	654	46
	Total Currencies Sold			$12,869	$12,560	$309
	Net Unrealized Appreciation/(Depreciation)					$108

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(1,020)	Put – Interest Rate Option U.S. Dollar 2 – Year Interest	2	$(61)	$(7)	Sep-12	$54
	Net Unrealized Appreciation/(Depreciation)		$(61)	$(7)		$54

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

SWAP Agreements

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Pay/Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Goldman Sachs, based on the London Interbank Offer Rate Index	$2,100	$26	$(221)	11/2/20	3.25%	Receive	$(247)
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc, based on the Brazil Cetip Interbank Deposit Rate Index	2,345	(14)	53	1/2/14	11.89%	Receive	67
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	1,000	(1)	87	12/15/20	6.00%	Receive	88
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	11,000	140	(959)	12/15/18	3.00%	Receive	(1,099)
Interest Rate Swap Agreement with Royal Bank of Scotland, based on the London Interbank Offer Rate Index	500	13	(111)	6/15/31	4.00%	Receive	(124)
Interest Rate Swap Agreement with Citibank NA, based on the London Interbank Offer Rate Index	700	(20)	(152)	12/21/31	4.00%	Receive	(132)
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	4,500	43	(281)	12/15/20	2.75%	Receive	(324)
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	2,596	32	83	1/2/14	11.99%	Receive	51
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	447	-	12	1/2/14	12.51%	Receive	12
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	1,097	2	4	1/2/14	10.83%	Receive	2
Receiver Swap Agreement with Morgan Stanley Capital Services, Inc, based on the London Interbank Offer Rate Index	(42)	(905)	(909)	12/21/31	4.00%	Receive	(4)
		$(684)	$(2,394)				$(1,710)

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.65%
	Advertising — 0.10%
299	Lamar Advertising Co., Class - A (a)	$5
17,712	Omnicom Group, Inc.	652
3,148	The Interpublic Group of Cos., Inc.	23
		680
	Aerospace & Defense — 2.83%
38	Alliant Techsystems, Inc.	2
1,481	BE Aerospace, Inc. (a)	49
16,200	General Dynamics Corp.	922
780	Goodrich Corp.	94
12,855	Honeywell International, Inc.	564
5,200	L-3 Communications Holdings, Inc.	322
4,104	Lockheed Martin Corp.	298
39,206	Precision Castparts Corp.	6,095
9,953	Rockwell Collins, Inc.	525
416	Spirit AeroSystems Holdings, Inc., Class - A (a)	7
276	Textron, Inc.	5
49,153	The Boeing Co.	2,974
761	TransDigm Group, Inc. (a)	62
94,253	United Technologies Corp.	6,632
		18,551
	Agricultural Products — 0.01%
652	Bunge Ltd.	38
1,062	Corn Products International, Inc.	42
		80
	Air Freight & Logistics — 0.32%
10,474	C.H. Robinson Worldwide, Inc.	717
13,614	Expeditors International of Washington, Inc.	552
315	FedEx Corp.	21
12,066	United Parcel Service, Inc., Class - B	762
1,595	UTI Worldwide, Inc.	21
		2,073
	Airlines — 0.03%
2,699	AMR Corp. (a)	8
435	Copa Holdings SA, Class - A	27
7,856	Delta Air Lines, Inc. (a)	59
2,400	Southwest Airlines Co.	19
4,564	United Continental Holdings, Inc. (a)	88
		201
	Alternative Carriers — 0.01%
2,219	tw telecom, Inc. (a)	37
	Apparel Retail — 0.42%
5,101	Abercrombie & Fitch Co., Class - A	314
2,021	Chico's FAS, Inc.	23
344	DSW, Inc., Class - A	16
4,116	Guess?, Inc.	117
4,068	Limited Brands, Inc.	157
7,424	Ross Stores, Inc.	584
24,350	The TJX Cos., Inc.	1,351
7,671	Urban Outfitters, Inc. (a)	171
		2,733
	Apparel, Accessories & Luxury Goods — 2.07%
43,405	Burberry Group PLC - Sponsored ADR	1,606
63,606	Coach, Inc.	3,297
3,201	Fossil, Inc. (a)	259
1,662	Hanesbrands, Inc. (a)	42
36,971	Lululemon Athletica, Inc. (a)	1,799
62,925	LVMH Moet Hennessy Louis Vuitton SA - ADR	1,669
153	PVH Corp.	9
32,611	Ralph Lauren Corp.	4,230
2,327	Under Armour, Inc., Class - A (a)	154
4,200	V.F. Corp.	510
		13,575
	Application Software — 1.61%
33,193	Adobe Systems, Inc. (a)	802
5,781	ANSYS, Inc. (a)	284
3,758	Autodesk, Inc. (a)	104
4,632	Cadence Design Systems, Inc. (a)	43
12,138	Citrix Systems, Inc. (a)	662
2,755	Compuware Corp. (a)	21
3,044	FactSet Research Systems, Inc.	271
1,722	Informatica Corp. (a)	71
19,512	Intuit, Inc. (a)	926
3,903	Nuance Communications, Inc. (a)	79
62,786	Salesforce.com, Inc. (a)	7,175
1,117	Solera Holdings, Inc.	56
174	Synopsys, Inc. (a)	4
2,658	TIBCO Software, Inc. (a)	60
		10,558
	Asset Management & Custody Banks — 1.57%
640	Affiliated Managers Group, Inc. (a)	50
4,984	BlackRock, Inc., Class - A	738
7,546	Eaton Vance Corp.	168
5,661	Federated Investors, Inc., Class - B	99
11,431	Franklin Resources, Inc.	1,093
9,611	SEI Investments Co.	148
220,246	State Street Corp.	7,083
16,374	T. Rowe Price Group, Inc.	782
5,587	Waddell & Reed Financial, Inc., Class - A	140
		10,301
	Auto Parts & Equipment — 0.40%
38,408	BorgWarner, Inc. (a)	2,325
9,059	Gentex Corp.	218
2,756	Johnson Controls, Inc.	72
48	Visteon Corp. (a)	2
		2,617
	Automobile Manufacturers — 0.25%
59,761	Bayerische Motoren Werke AG - ADR	1,315
34,203	Ford Motor Co. (a)	331
930	Tesla Motors, Inc. (a)	22
		1,668
	Automotive Retail — 0.22%
5,041	Advance Auto Parts, Inc.	293
348	AutoNation, Inc. (a)	12
1,736	AutoZone, Inc. (a)	554
642	CarMax, Inc. (a)	15
8,875	O'Reilly Automotive, Inc. (a)	591
		1,465
	Biotechnology — 1.71%
21,070	Alexion Pharmaceuticals, Inc. (a)	1,350
45,100	Amgen, Inc.	2,478
2,253	Amylin Pharmaceuticals, Inc. (a)	21
3,962	Biogen Idec, Inc. (a)	369
1,810	BioMarin Pharmaceutical, Inc. (a)	58
64,816	Celgene Corp. (a)	4,013
2,512	Dendreon Corp. (a)	23
12,856	Gilead Sciences, Inc. (a)	499
3,266	Human Genome Sciences, Inc. (a)	41
1,477	Myriad Genetics, Inc. (a)	28

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,180	Pharmasset, Inc. (a)	$97
1,156	Regeneron Pharmaceuticals, Inc. (a)	67
891	United Therapeutics Corp. (a)	33
48,240	Vertex Pharmaceuticals, Inc. (a)	2,149
		11,226
	Brewers — 1.21%
257,736	Companhia de Bebidas das Americas - Sponsored ADR	7,900
	Broadcasting — 0.06%
1,785	CBS Corp., Class - B	36
4,573	Discovery Communications, Inc., Class - A (a)	172
5,813	Scripps Networks Interactive., Class – A	216
		424
	Building Products — 0.01%
36	Armstrong World Industries, Inc.	1
919	Lennox International, Inc.	24
6,168	Masco Corp.	44
		69
	Cable & Satellite — 0.29%
935	AMC Networks, Inc., Class - A (a)	30
3,441	Cablevision Systems Corp., Class - A	54
998	Charter Communications, Inc., Class - A (a)	47
19,711	Comcast Corp., Class - A	412
12,624	DIRECTV, Class - A (a)	534
2,289	DISH Network Corp., Class - A (a)	57
4,525	Liberty Global, Inc., Class - A (a)	164
65,772	Sirius XM Radio, Inc. (a)	99
5,494	Time Warner Cable, Inc.	344
5,265	Virgin Media, Inc.	128
		1,869
	Casinos & Gaming — 0.07%
691	Bally Technologies, Inc. (a)	19
2,655	International Game Technology	39
6,455	Las Vegas Sands Corp. (a)	248
1,341	MGM Resorts International (a)	12
1,264	Wynn Resorts Ltd.	145
		463
	Coal & Consumable Fuels — 0.05%
2,189	Alpha Natural Resources, Inc. (a)	39
386	Arch Coal, Inc.	5
3,704	CONSOL Energy, Inc.	126
4,463	Peabody Energy Corp.	151
		321
	Commodity Chemicals — 0.00%
375	Kronos Worldwide, Inc.	6
72	Westlake Chemical Corp.	2
		8
	Communications Equipment — 2.43%
921	Acme Packet, Inc. (a)	39
1,636	Ciena Corp. (a)	18
255,296	Cisco Systems, Inc.	3,955
5,097	F5 Networks, Inc. (a)	362
589	Harris Corp.	20
3,903	JDS Uniphase Corp. (a)	39
184,189	Juniper Networks, Inc. (a)	3,179
2,740	Polycom, Inc. (a)	50
168,468	Qualcomm, Inc.	8,193
2,444	Riverbed Technology, Inc. (a)	49
		15,904
	Computer & Electronics Retail — 0.05%
15,300	Best Buy Co., Inc.	356
	Computer Hardware — 4.82%
79,170	Apple, Inc. (a)	30,178
94,676	Dell, Inc. (a)	1,340
2,147	NCR Corp. (a)	36
		31,554
	Computer Storage & Peripherals — 1.03%
219,468	EMC Corp. (a)	4,607
3,800	Lexmark International, Inc., Class - A (a)	103
58,025	NetApp, Inc. (a)	1,969
6,672	QLogic Corp. (a)	84
		6,763
	Construction & Engineering — 0.06%
920	AECOM Technology Corp. (a)	16
994	Chicago Bridge & Iron Co. NV - NYS	29
2,902	Fluor Corp.	135
6,100	Jacobs Engineering Group, Inc. (a)	197
170	KBR, Inc.	4
3,535	McDermott International, Inc. (a)	38
		419
	Construction & Farm Machinery & Heavy Trucks — 0.52%
10,504	Caterpillar, Inc.	775
3,180	Cummins, Inc.	260
30,039	Deere & Co.	1,940
1,705	Joy Global, Inc.	106
676	Navistar International Corp. (a)	22
5,995	PACCAR, Inc.	203
2,270	The Manitowoc Co., Inc.	15
535	The Toro Co.	26
1,162	WABCO Holdings, Inc. (a)	44
832	Wabtec Corp.	44
		3,435
	Construction Materials — 0.00%
368	Martin Marietta Materials, Inc.	23
	Consumer Electronics — 0.03%
5,226	Garmin Ltd.	166
795	Harman International Industries, Inc.	23
		189
	Consumer Finance — 0.51%
72,421	American Express Co.	3,252
930	Discover Financial Services	21
1,281	Green Dot Corp., Class - A (a)	40
		3,313
	Data Processing & Outsourced Services — 3.99%
779	Alliance Data Systems Corp. (a)	72
213,622	Automatic Data Processing, Inc.	10,072
2,006	Broadridge Financial Solutions, Inc.	40
89	DST Systems, Inc.	4
1,881	Fiserv, Inc. (a)	96
255	FleetCor Technologies, Inc. (a)	7
1,683	Genpact Ltd. (a)	24
5,079	Global Payments, Inc.	205
5,788	Lender Processing Services, Inc.	79
16,271	MasterCard, Inc., Class - A	5,161
4,870	NeuStar, Inc., Class - A (a)	123
20,220	Paychex, Inc.	533

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
40,690	The Western Union Co.	$622
7,800	Total System Services, Inc.	132
1,557	VeriFone Systems, Inc. (a)	55
103,796	Visa, Inc., Class – A	8,897
		26,122
	Department Stores — 0.15%
17,032	Kohl's Corp.	836
909	Macy's, Inc.	24
2,709	Nordstrom, Inc.	124
		984
	Distillers & Vintners — 0.07%
6,206	Brown-Forman Corp., Class – B	435
	Distributors — 0.07%
7,840	Genuine Parts Co.	398
2,313	LKQ Corp. (a)	56
		454
	Diversified Banks — 0.02%
5,730	Wells Fargo & Co.	138
	Diversified Chemicals — 0.38%
53,426	E.I. du Pont de Nemours & Co.	2,136
1,124	Eastman Chemical Co.	77
1,136	FMC Corp.	79
648	Huntsman Corp.	6
2,624	PPG Industries, Inc.	185
2,106	Solutia, Inc. (a)	27
		2,510
	Diversified Metals & Mining — 0.10%
566	Compass Minerals International, Inc.	38
15,569	Freeport-McMoRan Copper & Gold, Inc.	474
965	Molycorp, Inc. (a)	32
2,840	Southern Copper Corp.	71
784	Titanium Metals Corp.	12
973	Walter Energy, Inc.	58
		685
	Diversified Real Estate Investment Trust — 0.00%
349	Vornado Realty Trust	26
	Diversified Support Services — 0.06%
6,100	Cintas Corp.	171
3,907	Copart, Inc. (a)	153
2,904	Iron Mountain, Inc.	92
98	KAR Auction Services, Inc. (a)	1
		417
	Drug Retail — 0.62%
64,300	CVS Caremark Corp.	2,159
58,385	Walgreen Co.	1,920
		4,079
	Education Services — 0.07%
7,378	Apollo Group, Inc., Class - A (a)	292
3,000	Career Education Corp. (a)	39
963	DeVry, Inc.	36
1,683	ITT Educational Services, Inc. (a)	97
		464
	Electric Utilities — 0.01%
779	ITC Holdings Corp.	60
	Electrical Components & Equipment — 0.54%
10,370	AMETEK, Inc.	342
9,659	Cooper Industries PLC	445
48,032	Emerson Electric Co.	1,984
466	General Cable Corp. (a)	11
117	GrafTech International Ltd. (a)	1
2,900	Hubbell, Inc., Class - B	144
672	Polypore International, Inc. (a)	38
2,386	Rockwell Automation, Inc.	134
6,152	Roper Industries, Inc.	424
219	Thomas & Betts Corp. (a)	9
		3,532
	Electronic Components — 0.09%
11,434	Amphenol Corp., Class - A	466
3,415	Dolby Laboratories, Inc., Class - A (a)	94
		560
	Electronic Equipment & Instruments — 0.06%
11,150	FLIR Systems, Inc.	279
6,014	National Instruments Corp.	138
		417
	Electronic Manufacturing Services — 0.02%
475	IPG Photonics Corp. (a)	21
2,739	Jabil Circuit, Inc.	49
2,012	Trimble Navigation Ltd. (a)	67
		137
	Environmental & Facilities Services — 0.07%
133	Covanta Holding Corp.	2
5,379	Stericycle, Inc. (a)	434
1,614	Waste Connections, Inc.	55
		491
	Fertilizers & Agricultural Chemicals — 1.66%
928	CF Industries Holdings, Inc.	115
901	Intrepid Potash, Inc. (a)	22
174,156	Monsanto Co.	10,456
4,546	The Mosaic Co.	223
676	The Scotts Mircale-Gro Co.	30
		10,846
	Food Distributors — 0.15%
36,750	Sysco Corp.	952
	Food Retail — 0.73%
7,424	The Kroger Co.	163
70,375	Whole Foods Market, Inc.	4,596
		4,759
	Footwear — 0.88%
2,366	Deckers Outdoor Corp. (a)	221
65,132	NIKE, Inc., Class – B	5,569
		5,790
	Gas Utilities — 0.00%
208	National Fuel Gas Co.	10
138	ONEOK, Inc.	9
		19
	General Merchandise Stores — 0.17%
346	Big Lots, Inc. (a)	12
1,606	Dollar General Corp. (a)	60
7,906	Dollar Tree, Inc. (a)	594
7,706	Family Dollar Stores, Inc.	392
629	Target Corp.	31
		1,089
	Gold — 0.02%
1,437	Allied Nevada Gold Corp. (a)	51
836	Royal Gold, Inc.	54
		105

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Distributors — 0.24%
17,595	AmerisourceBergen Corp.	$656
2,919	Cardinal Health, Inc.	122
5,141	Henry Schein, Inc. (a)	319
4,142	McKesson Corp.	301
5,708	Patterson Cos., Inc.	163
		1,561
	Health Care Equipment — 3.37%
34,642	Baxter International, Inc.	1,945
13,804	Becton, Dickinson & Co.	1,012
5,375	C.R. Bard, Inc.	471
1,205	CareFusion Corp. (a)	29
27,460	Covidien PLC	1,211
7,275	Edwards Lifesciences Corp. (a)	519
826	Gen-Probe, Inc. (a)	47
986	Hill-Rom Holdings, Inc.	30
3,724	IDEXX Laboratories, Inc. (a)	257
15,363	Intuitive Surgical, Inc. (a)	5,596
764	Kinetic Concepts, Inc. (a)	50
65,007	Medtronic, Inc.	2,161
8,934	ResMed, Inc. (a)	257
960	Sirona Dental Systems, Inc. (a)	41
21,064	St. Jude Medical, Inc.	762
143,750	Stryker Corp.	6,775
985	Thoratec Corp. (a)	32
7,518	Varian Medical Systems, Inc. (a)	392
9,000	Zimmer Holdings, Inc. (a)	481
		22,068
	Health Care Facilities — 0.02%
1,459	Brookdale Senior Living, Inc. (a)	18
1,392	HCA Holdings, Inc. (a)	28
4,361	Health Management Associates, Inc., Class - A (a)	30
464	Tenet Healthcare Corp. (a)	2
1,456	Universal Health Services, Inc., Class – B	50
		128
	Health Care Services — 0.87%
2,734	Catalyst Health Solutions, Inc. (a)	158
1,545	DaVita, Inc. (a)	97
113,419	Express Scripts, Inc. (a)	4,204
6,426	Laboratory Corp. of America Holdings (a)	508
6,131	Lincare Holdings, Inc.	138
6,486	Medco Health Solutions, Inc. (a)	304
3,129	MEDNAX, Inc. (a)	196
2,388	Quest Diagnostics, Inc.	118
		5,723
	Health Care Supplies — 0.57%
122,209	Dentsply International, Inc.	3,751
215	The Cooper Cos., Inc.	17
		3,768
	Health Care Technology — 1.58%
2,641	Allscripts Healthcare Solutions, Inc. (a)	47
149,828	Cerner Corp. (a)	10,266
27	Emdeon, Inc., Class - A (a)	1
966	SXC Health Solutions Corp. (a)	54
		10,368
	Heavy Electrical Equipment — 0.01%
2,025	The Babcock & Wilcox Co. (a)	40
	Home Entertainment Software — 0.02%
5,526	Electronic Arts, Inc. (a)	113
	Home Furnishings — 0.01%
1,848	Leggett & Platt, Inc.	36
1,079	Tempur-Pedic International, Inc. (a)	57
		93
	Home Improvement Retail — 0.08%
15,837	The Home Depot, Inc.	521
	Homefurnishing Retail — 0.38%
4,705	Aaron's, Inc.	119
40,377	Bed Bath & Beyond, Inc. (a)	2,314
942	Williams-Sonoma, Inc.	29
		2,462
	Hotels, Resorts & Cruise Lines — 0.62%
41	Choice Hotels International, Inc.	1
39	Hyatt Hotels Corp., Class - A (a)	1
4,491	Marriott International, Inc., Class - A	123
1,297	Royal Caribbean Cruises Ltd.	28
101,060	Starwood Hotels & Resorts Worldwide, Inc.	3,923
		4,076
	Household Appliances — 0.00%
181	Snap-on, Inc.	8
	Household Products — 2.60%
8,026	Church & Dwight Co., Inc.	355
109,425	Colgate-Palmolive Co.	9,704
23,928	Kimberly-Clark Corp.	1,699
5,933	The Clorox Co.	393
76,921	The Procter & Gamble Co.	4,860
		17,011
	Housewares & Specialties — 0.01%
975	Tupperware Brands Corp.	52
	Human Resource & Employment Services — 0.03%
2,329	Robert Half International, Inc.	49
2,903	Towers Watson & Co., Class – A	174
		223
	Hypermarkets & Super Centers — 1.80%
2,694	BJ's Wholesale Club, Inc. (a)	138
75,449	Costco Wholesale Corp.	6,196
105,628	Wal-Mart Stores, Inc.	5,482
		11,816
	Industrial Conglomerates — 0.48%
43,907	3M Co.	3,152
86	Carlisle Cos., Inc.	3
		3,155
	Industrial Gases — 0.33%
3,450	Air Products & Chemicals, Inc.	264
1,252	Airgas, Inc.	80
19,225	Praxair, Inc.	1,797
		2,141
	Industrial Machinery — 0.60%
34,959	Danaher Corp.	1,466
4,914	Donaldson Co., Inc.	269
2,400	Dover Corp.	112
2,127	Eaton Corp.	76
775	Flowserve Corp.	57
800	Gardner Denver, Inc.	51
1,045	Graco, Inc.	36
122	Harsco Corp.	2
1,279	IDEX Corp.	40
28,269	Illinois Tool Works, Inc.	1,176
4,224	Ingersoll-Rand PLC	119
165	Kennametal, Inc.	5

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Machinery (continued)
892	Lincoln Electric Holdings, Inc.	$26
1,045	Nordson Corp.	42
7,400	Pall Corp.	314
1,051	Parker Hannifin Corp.	66
241	SPX Corp.	11
1,271	The Timken Co.	42
391	Valmont Industries, Inc.	30
		3,940
	Insurance Brokers — 0.02%
5,600	Brown & Brown, Inc.	100
	Integrated Oil & Gas — 2.24%
46,974	Chevron Corp.	4,346
117,225	Exxon Mobil Corp.	8,514
510	Murphy Oil Corp.	22
25,324	Occidental Petroleum Corp.	1,811
		14,693
	Integrated Telecommunication Services — 0.07%
10,512	Verizon Communications, Inc.	387
4,475	Windstream Corp.	52
		439
	Internet Retail — 2.68%
76,225	Amazon.com, Inc. (a)	16,482
1,959	Expedia, Inc.	51
856	Netflix, Inc. (a)	97
2,059	Priceline.com, Inc. (a)	925
		17,555
	Internet Software & Services — 5.15%
2,726	Akamai Technologies, Inc. (a)	54
24,862	Baidu, Inc., Class - A - Sponsored ADR (a)	2,658
371,739	eBay, Inc. (a)	10,963
756	Equinix, Inc. (a)	67
35,765	Google, Inc., Class - A (a)	18,397
155	LinkedIn Corp., Class - A (a)	12
6,475	Rackspace Hosting, Inc. (a)	221
49,724	Tencent Holdings Ltd. - ADR	1,033
2,702	VeriSign, Inc.	77
2,741	VistaPrint NV (a)	74
1,018	WebMD Health Corp. (a)	31
8,461	Youku.com, Inc. - Sponsored ADR (a)	138
		33,725
	Investment Banking & Brokerage — 0.22%
511	Greenhill & Co., Inc.	15
1,910	Lazard Ltd., Class - A	40
497	LPL Investment Holdings, Inc. (a)	13
3,469	TD Ameritrade Holding Corp.	51
16,993	The Charles Schwab Corp.	191
11,857	The Goldman Sachs Group, Inc.	1,121
		1,431
	IT Consulting & Other Services — 3.06%
41,220	Accenture PLC, Class - A	2,171
190	Booz Allen Hamilton Holding Corp. (a)	3
46,055	Cognizant Technology Solutions Corp. (a)	2,888
1,575	Gartner, Inc. (a)	55
81,169	International Business Machines Corp.	14,207
15,400	SAIC, Inc. (a)	182
10,707	Teradata Corp. (a)	573
		20,079
	Leisure Products — 0.06%
1,998	Hasbro, Inc.	65
4,248	Mattel, Inc.	110
4,016	Polaris Industries, Inc.	201
		376
	Life & Health Insurance — 0.03%
5,700	Torchmark Corp.	199
	Life Sciences Tools & Services — 1.00%
92,209	Agilent Technologies, Inc. (a)	2,882
1,459	Bruker Corp. (a)	20
890	Charles River Laboratories International, Inc. (a)	25
1,045	Covance, Inc. (a)	48
38,489	Illumina, Inc. (a)	1,575
268	Life Technologies Corp. (a)	10
2,019	Mettler-Toledo International, Inc. (a)	283
6,622	Pharmaceutical Product Development, Inc.	170
2,439	Techne Corp.	166
17,900	Thermo Electron Corp. (a)	906
5,778	Waters Corp. (a)	436
		6,521
	Managed Health Care — 0.61%
503	AMERIGROUP Corp. (a)	20
7,900	Humana, Inc.	575
49,900	UnitedHealth Group, Inc.	2,301
17,300	WellPoint, Inc.	1,129
		4,025
	Marine — 0.03%
3,155	Kirby Corp. (a)	166
	Metal & Glass Containers — 0.05%
3,200	AptarGroup, Inc.	143
2,793	Ball Corp.	87
2,586	Crown Holdings, Inc. (a)	79
852	Silgan Holdings, Inc.	31
		340
	Motorcycle Manufacturers — 0.15%
28,264	Harley-Davidson, Inc.	970
	Movies & Entertainment — 0.47%
463	Regal Entertainment Group, Class - A	5
90,140	The Walt Disney Co.	2,719
9,578	Viacom, Inc., Class - B	371
		3,095
	Office Electronics — 0.02%
3,641	Zebra Technologies Corp., Class - A (a)	113
	Office Real Estate Investment Trusts — 0.04%
1,959	Boston Properties, Inc.	175
386	Corporate Office Properties Trust	8
1,539	Digital Realty Trust, Inc.	85
		268
	Office Services & Supplies — 0.00%
114	Avery Dennison Corp.	3
	Oil & Gas Drilling — 0.02%
279	Atwood Oceanics, Inc. (a)	9
559	Diamond Offshore Drilling, Inc.	31
1,422	Helmerich & Payne, Inc.	58
295	Patterson-UTI Energy, Inc.	5
362	Rowan Cos., Inc. (a)	11
		114
	Oil & Gas Equipment & Services — 3.20%
2,879	Baker Hughes, Inc.	133
3,010	Cameron International Corp. (a)	125

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Equipment & Services (continued)
1,230	CARBO Ceramics, Inc.	$126
737	Core Laboratories NV	66
1,274	Dresser-Rand Group, Inc. (a)	52
3,939	FMC Technologies, Inc. (a)	148
14,960	Halliburton Co.	457
147,089	National Oilwell Varco, Inc.	7,534
6,769	Oceaneering International, Inc.	239
742	Oil States International, Inc. (a)	38
738	RPC, Inc.	12
201,219	Schlumberger Ltd.	12,019
1,372	Superior Energy Services, Inc. (a)	36
57	Tidewater, Inc.	2
		20,987
	Oil & Gas Exploration & Production — 0.88%
15,002	Anadarko Petroleum Corp.	946
1,802	Apache Corp.	145
2,016	Brigham Exploration Co. (a)	51
1,699	Cabot Oil & Gas Corp.	105
392	Cimarex Energy Co.	22
1,898	Cobalt International Energy, Inc. (a)	15
24,042	Concho Resources, Inc. (a)	1,710
721	Continental Resources, Inc. (a)	35
5,466	Denbury Resources, Inc. (a)	63
25,081	EOG Resources, Inc.	1,781
907	EQT Corp.	48
2,351	EXCO Resources, Inc.	25
1,536	Forest Oil Corp. (a)	22
476	Kosmos Energy LLC (a)	6
1,236	Newfield Exploration Co. (a)	49
611	Noble Energy, Inc.	43
1,531	Pioneer Natural Resources Co.	101
2,290	QEP Resources, Inc.	62
141	Quicksilver Resources, Inc. (a)	1
2,668	Range Resources Corp.	156
7,062	SandRidge Energy, Inc. (a)	39
785	SM Energy Co.	48
5,592	Southwestern Energy Co. (a)	186
2,534	Ultra Petroleum Corp. (a)	70
1,922	Whiting Petroleum Corp. (a)	67
		5,796
	Oil & Gas Refining & Marketing — 0.01%
3,186	HollyFrontier Corp.	84
	Oil & Gas Storage & Transportation — 0.04%
11,963	El Paso Corp.	209
2,009	Kinder Morgan, Inc.	52
		261
	Packaged Foods & Meats — 2.27%
2,163	Campbell Soup Co.	70
887	ConAgra Foods, Inc.	21
501,869	DANONE SA - Sponsored ADR	6,233
7,276	Flowers Foods, Inc.	142
7,891	General Mills, Inc.	303
22,143	Green Mountain Coffee Roasters, Inc. (a)	2,058
18,037	H.J. Heinz Co.	910
7,955	Hormel Foods Corp.	215
15,262	Kellogg Co.	812
7,760	McCormick & Co., Inc.	358
45,140	Mead Johnson Nutrition Co.	3,107
7,864	Sara Lee Corp.	129
1,853	The Hershey Co.	110
5,500	The J.M. Smucker Co.	401
		14,869
	Paper Packaging — 0.02%
1,587	Packaging Corp. of America	37
1,093	Rock-Tenn Co., Class - A	53
485	Temple - Inland, Inc.	15
		105
	Paper Products — 0.01%
1,596	International Paper Co.	37
	Personal Products — 0.52%
7,009	Avon Products, Inc.	137
1,954	Herbalife Ltd.	105
35,822	The Estee Lauder Cos., Inc., Class - A	3,147
		3,389
	Pharmaceuticals — 6.67%
96,969	Abbott Laboratories	4,959
57,543	Allergan, Inc.	4,740
51,928	Eli Lilly & Co.	1,920
1,807	Endo Pharmaceuticals Holdings, Inc. (a)	51
13,600	Forest Laboratories, Inc. (a)	419
10,324	Hospira, Inc. (a)	382
122,860	Johnson & Johnson	7,827
133,400	Merck & Co., Inc.	4,364
382,986	Mylan, Inc. (a)	6,511
84,579	Novo Nordisk A/S - Sponsored ADR	8,417
1,329	Perrigo Co.	129
36,288	Shire PLC - Sponsored ADR	3,409
11,455	Valeant Pharmaceuticals International, Inc.	425
2,664	Warner Chilcott PLC, Class - A (a)	38
1,954	Watson Pharmaceuticals, Inc. (a)	133
		43,724
	Property & Casualty Insurance — 0.01%
476	Erie Indemnity Co., Class - A	34
	Publishing — 0.16%
3,002	John Wiley & Sons, Inc., Class - A	133
1,620	Morningstar, Inc.	92
18,219	The McGraw-Hill Cos., Inc.	747
2,858	Thomson Reuters Corp.	77
		1,049
	Railroads — 0.36%
17,994	CSX Corp.	336
1,318	Kansas City Southern (a)	66
23,762	Union Pacific Corp.	1,940
		2,342
	Real Estate Services — 0.01%
4,732	CB Richard Ellis Group, Inc., Class - A (a)	64
573	Jones Lang LaSalle, Inc.	29
		93
	Reinsurance — 0.00%
183	Validus Holdings Ltd.	5
	Research and Consulting Services — 0.09%
6,112	Equifax, Inc.	188
751	IHS, Inc., Class - A (a)	56
1,195	Nielsen Holdings NV (a)	31
751	The Dun & Bradstreet Corp.	46
7,123	Versik Analytics, Inc., Class - A (a)	248
		569

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Residential Real Estate Investment Trusts — 0.02%
1,396	Apartment Investment & Management Co., Class – A	$31
872	Camden Property Trust	48
370	Equity Residential	19
313	Essex Property Trust, Inc.	38
284	UDR, Inc.	6
		142
	Restaurants — 5.36%
1,347	Brinker International, Inc.	28
10,623	Chipotle Mexican Grill, Inc. (a)	3,218
8,550	Darden Restaurants, Inc.	366
95,598	McDonald's Corp.	8,395
1,900	Panera Bread Co., Class - A (a)	198
315,030	Starbucks Corp.	11,747
226,499	YUM! Brands, Inc.	11,187
		35,139
	Retail Real Estate Investment Trusts — 0.08%
710	Federal Realty Investment Trust	59
3,928	Simon Property Group, Inc.	432
807	The Macerich Co.	34
		525
	Semiconductor Equipment — 0.04%
1,430	Applied Materials, Inc.	15
2,135	KLA-Tencor Corp.	82
2,044	Lam Research Corp. (a)	78
2,349	MEMC Electronic Materials, Inc. (a)	12
1,199	Varian Semiconductor Equipment Associates, Inc. (a)	73
		260
	Semiconductors — 2.05%
9,987	Advanced Micro Devices, Inc. (a)	51
21,650	Altera Corp.	683
4,913	Analog Devices, Inc.	154
28,907	ARM Holdings PLC - Sponsored ADR	737
78,408	Atmel Corp. (a)	633
69,960	Avago Technologies Ltd.	2,293
39,216	Broadcom Corp., Class - A	1,306
111	Cree, Inc. (a)	3
2,894	Cypress Semiconductor Corp.	43
925	First Solar, Inc. (a)	58
465	Freescale Semiconductor Holdings I Ltd. (a)	5
214,200	Intel Corp.	4,569
1,078	Intersil Corp., Class - A	11
3,722	Linear Technology Corp.	103
3,150	LSI Corp. (a)	16
4,887	Maxim Integrated Products, Inc.	114
13,481	Microchip Technology, Inc.	419
9,639	NVIDIA Corp. (a)	120
7,060	ON Semiconductor Corp. (a)	51
229	PMC-Sierra, Inc. (a)	1
688	Silicon Laboratories, Inc. (a)	23
3,047	Skyworks Solutions, Inc. (a)	55
69,000	Texas Instruments, Inc.	1,839
4,275	Xilinx, Inc.	117
		13,404
	Soft Drinks — 4.27%
4,088	Coca-Cola Enterprises, Inc.	102
3,613	Dr. Pepper Snapple Group, Inc.	140
4,406	Hansen Natural Corp. (a)	385
189,099	PepsiCo, Inc.	11,705
231,201	The Coca-Cola Co.	15,620
		27,952
	Specialized Consumer Services — 0.01%
3,091	H&R Block, Inc.	41
499	Weight Watchers International, Inc.	29
		70
	Specialized Finance — 0.12%
3,108	CBOE Holdings, Inc.	76
4,566	InterContinental Exchange, Inc. (a)	540
3,233	Moody's Corp.	99
1,869	MSCI, Inc., Class - A (a)	57
1,393	NYSE Euronext	32
260	The NASDAQ OMX Group, Inc. (a)	6
		810
	Specialized Real Estate Investment Trusts — 0.08%
1,582	Plum Creek Timber Co., Inc.	55
2,178	Public Storage	243
1,995	Rayonier, Inc.	73
2,550	Ventas, Inc.	126
2,690	Weyerhaeuser Co.	42
		539
	Specialty Chemicals — 1.48%
1,479	Albemarle Corp.	60
2,591	Celanese Corp., Series A	84
168,018	Ecolab, Inc.	8,214
5,085	International Flavors & Fragrances, Inc.	286
367	LyondellBasell Industries NV, Class - A	9
2,019	Nalco Holding Co.	71
1,118	Rockwood Holdings, Inc. (a)	38
7,798	Sigma-Aldrich Corp.	482
5,746	The Sherwin-Williams Co.	427
210	The Valspar Corp.	6
1,138	W.R. Grace & Co. (a)	38
		9,715
	Specialty Stores — 1.19%
6,022	Dick's Sporting Goods, Inc. (a)	202
1,853	PetSmart, Inc.	79
1,515	Sally Beauty Holdings, Inc. (a)	25
4,200	Signet Jewelers Ltd. (a)	142
337,627	Staples, Inc.	4,490
42,960	Tiffany & Co.	2,613
1,144	Tractor Supply Co.	72
2,881	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	179
		7,802
	Steel — 0.04%
382	AK Steel Holding Corp.	3
1,728	Allegheny Technologies, Inc.	64
758	Carpenter Technology Corp.	34
2,415	Cliffs Natural Resources, Inc.	124
187	Reliance Steel & Aluminum Co.	6
109	Schnitzer Steel Industries, Inc., Class - A	4
2,745	Steel Dynamics, Inc.	27
		262
	Systems Software — 4.57%
1,663	Ariba, Inc. (a)	46
2,946	BMC Software, Inc. (a)	114
2,065	Fortinet, Inc. (a)	35
5,097	MICROS Systems, Inc. (a)	224
121,417	Microsoft Corp.	3,022
384,770	Oracle Corp.	11,058
269,780	Red Hat, Inc. (a)	11,401

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Systems Software (continued)
1,845	Rovi Corp. (a)	$79
12,513	Symantec Corp. (a)	204
46,975	VMware, Inc., Class - A (a)	3,776
		29,959
	Technology Distributors — 0.00%
281	Arrow Electronics, Inc. (a)	8
	Thrifts & Mortgage Finance — 0.00%
824	Hudson City Bancorp, Inc.	4
1,213	People's United Financial, Inc.	14
		18
	Tires & Rubber — 0.01%
4,205	The Goodyear Tire & Rubber Co. (a)	42
	Tobacco — 1.16%
25,498	Altria Group, Inc.	684
6,700	Lorillard, Inc.	742
97,889	Philip Morris International, Inc.	6,106
1,661	Reynolds American, Inc.	62
		7,594
	Trading Companies & Distributors — 0.21%
19,244	Fastenal Co.	640
2,863	MSC Industrial Direct Co., Inc., Class - A	162
3,581	W.W. Grainger, Inc.	535
350	WESCO International, Inc. (a)	12
		1,349
	Trucking — 0.03%
91	Con-way, Inc.	2
4,211	Hertz Global Holdings, Inc. (a)	37
1,474	J.B. Hunt Transport Services, Inc.	53
3,225	Landstar System, Inc.	128
		220
	Water Utilities — 0.00%
245	Aqua America, Inc.	5
	Wireless Telecommunication Services — 0.52%
56,358	American Tower Corp., Class - A (a)	3,032
2,680	Clearwire Corp., Class - A (a)	6
4,802	Crown Castle International Corp. (a)	195
4,783	MetroPCS Communications, Inc. (a)	42
2,465	NII Holdings, Inc. (a)	67
1,827	SBA Communications Corp., Class - A (a)	63
		3,405
	Total Common Stocks	639,889
	U.S. Treasury Obligations — 0.01%
$12	U.S. Treasury Bills, 0.00%, 10/20/11 (b)(c)	12
90	U.S. Treasury Bills, 0.01%, 2/23/12 (b)(c)	90
	Total U.S. Treasury Obligations	102
	Time Deposit — 2.48%
16,225	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/3/11	16,225
	Total Time Deposit	16,225
	Mutual Fund — 0.09%
619,001	Alliance Money Market Fund Prime Portfolio, 0.06% (d)	619
	Total Mutual Fund	619
	Total Investments
	(cost $565,111) — 100.23%	656,835
	Liabilities in excess of other assets — (0.23)%	(1,521)
	Net Assets — 100.00%	$655,314

(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c )	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	Rate disclosed is the rate in effect on September 30, 2011.

ADR – American Depositary Receipt
NYS – New York Registered Shares

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The Growth Equity Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc.	Sustainable Growth Advisers	Total

Common Stocks	27.37%	41.07%	29.21%	97.65%
U.S. Treasury Obligations	-	0.01%	-	0.01%
Time Deposit	1.79%	-	0.69%	2.48%
Mutual Fund	-	0.09%	-	0.09%
Total Investments	29.16%	41.17%	29.90%	100.23%

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2011.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
8	NASDAQ 100 E-Mini Future	$342	Dec-11	$(12)
6	Russell 1000 Mini Future	373	Dec-11	(10)
6	S&P 500 E-Mini Future	338	Dec-11	(15)
	Net Unrealized Appreciation/(Depreciation)			$(37)

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.86%
	Advertising — 0.07%
300	Lamar Advertising Co., Class - A (a)	$5
18,300	Omnicom Group, Inc.	674
3,600	The Interpublic Group of Cos., Inc.	26
		705
	Aerospace & Defense — 2.38%
1,400	BE Aerospace, Inc. (a)	46
17,118	General Dynamics Corp.	974
800	Goodrich Corp.	97
12,251	Honeywell International, Inc.	538
5,201	L-3 Communications Holdings, Inc.	322
3,958	Lockheed Martin Corp.	288
51,139	Precision Castparts Corp.	7,950
10,000	Rockwell Collins, Inc.	528
500	Spirit AeroSystems Holdings, Inc., Class - A (a)	8
500	Textron, Inc.	9
64,256	The Boeing Co.	3,888
800	TransDigm Group, Inc. (a)	65
110,365	United Technologies Corp.	7,765
		22,478
	Agricultural Products — 0.01%
500	Bunge Ltd.	29
900	Corn Products International, Inc.	35
		64
	Air Freight & Logistics — 0.22%
10,851	C.H. Robinson Worldwide, Inc.	743
14,070	Expeditors International of Washington, Inc.	571
235	FedEx Corp.	16
11,459	United Parcel Service, Inc., Class - B	724
1,800	UTI Worldwide, Inc.	23
		2,077
	Airlines — 0.02%
3,100	AMR Corp. (a)	9
300	Copa Holdings SA, Class - A	19
7,900	Delta Air Lines, Inc. (a)	59
2,700	Southwest Airlines Co.	22
4,400	United Continental Holdings, Inc. (a)	85
		194
	Alternative Carriers — 0.00%
1,800	tw telecom, Inc. (a)	30
	Apparel Retail — 0.30%
5,500	Abercrombie & Fitch Co., Class - A	339
2,300	Chico's FAS, Inc.	26
400	DSW, Inc., Class - A	18
4,100	Guess?, Inc.	117
3,800	Limited Brands, Inc.	146
7,690	Ross Stores, Inc.	605
24,945	The TJX Cos., Inc.	1,384
7,700	Urban Outfitters, Inc. (a)	172
		2,807
	Apparel, Accessories & Luxury Goods — 1.88%
60,120	Burberry Group PLC - Sponsored ADR	2,224
80,469	Coach, Inc.	4,171
3,415	Fossil, Inc. (a)	277
1,400	Hanesbrands, Inc. (a)	35
50,466	Lululemon Athletica, Inc. (a)	2,455
84,722	LVMH Moet Hennessy Louis Vuitton SA - ADR	2,248
200	PVH Corp.	12
43,944	Ralph Lauren Corp.	5,699
2,300	Under Armour, Inc., Class - A (a)	153
4,300	V.F. Corp.	522
		17,796
	Application Software — 1.34%
34,259	Adobe Systems, Inc. (a)	828
6,000	ANSYS, Inc. (a)	294
3,600	Autodesk, Inc. (a)	100
3,900	Cadence Design Systems, Inc. (a)	36
12,600	Citrix Systems, Inc. (a)	687
3,100	Compuware Corp. (a)	24
3,038	FactSet Research Systems, Inc.	270
1,600	Informatica Corp. (a)	66
20,100	Intuit, Inc. (a)	954
3,700	Nuance Communications, Inc. (a)	75
80,821	Salesforce.com, Inc. (a)	9,236
1,100	Solera Holdings, Inc.	56
400	Synopsys, Inc. (a)	10
2,600	TIBCO Software, Inc. (a)	58
		12,694
	Asset Management & Custody Banks — 1.31%
500	Affiliated Managers Group, Inc. (a)	39
5,140	BlackRock, Inc., Class - A	761
7,500	Eaton Vance Corp.	167
6,100	Federated Investors, Inc., Class - B	107
12,711	Franklin Resources, Inc.	1,216
9,600	SEI Investments Co.	148
280,583	State Street Corp.	9,023
16,900	T. Rowe Price Group, Inc.	807
5,500	Waddell & Reed Financial, Inc., Class - A	137
		12,405
	Auto Parts & Equipment — 0.37%
52,631	BorgWarner, Inc. (a)	3,186
9,400	Gentex Corp.	226
2,631	Johnson Controls, Inc.	70
100	Visteon Corp. (a)	4
		3,486
	Automobile Manufacturers — 0.22%
81,500	Bayerische Motoren Werke AG - ADR	1,793
32,295	Ford Motor Co. (a)	312
700	Tesla Motors, Inc. (a)	17
		2,122
	Automotive Retail — 0.16%
5,106	Advance Auto Parts, Inc.	297
400	AutoNation, Inc. (a)	13
1,700	AutoZone, Inc. (a)	542
700	CarMax, Inc. (a)	17
9,107	O'Reilly Automotive, Inc. (a)	607
		1,476
	Biotechnology — 1.46%
27,471	Alexion Pharmaceuticals, Inc. (a)	1,760
47,200	Amgen, Inc.	2,594
2,600	Amylin Pharmaceuticals, Inc. (a)	24
3,700	Biogen Idec, Inc. (a)	345
1,700	BioMarin Pharmaceutical, Inc. (a)	54
86,499	Celgene Corp. (a)	5,356
2,900	Dendreon Corp. (a)	26
12,210	Gilead Sciences, Inc. (a)	474
2,800	Human Genome Sciences, Inc. (a)	35
1,200	Myriad Genetics, Inc. (a)	22
1,200	Pharmasset, Inc. (a)	99

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,100	Regeneron Pharmaceuticals, Inc. (a)	$64
700	United Therapeutics Corp. (a)	26
65,670	Vertex Pharmaceuticals, Inc. (a)	2,925
		13,804
	Brewers — 1.06%
328,350	Companhia de Bebidas das Americas - Sponsored ADR	10,064
	Broadcasting — 0.04%
1,500	CBS Corp., Class - B	31
4,400	Discovery Communications, Inc., Class - A (a)	165
6,000	Scripps Networks Interactive., Class - A	223
		419
	Building Products — 0.01%
1,000	Lennox International, Inc.	26
5,200	Masco Corp.	37
		63
	Cable & Satellite — 0.19%
800	AMC Networks, Inc., Class - A (a)	25
3,300	Cablevision Systems Corp., Class - A	52
800	Charter Communications, Inc., Class - A (a)	37
18,600	Comcast Corp., Class - A	389
11,918	DIRECTV, Class - A (a)	503
2,300	DISH Network Corp., Class - A (a)	58
4,400	Liberty Global, Inc., Class - A (a)	159
62,100	Sirius XM Radio, Inc. (a)	94
5,200	Time Warner Cable, Inc.	326
5,000	Virgin Media, Inc.	122
		1,765
	Casinos & Gaming — 0.05%
800	Bally Technologies, Inc. (a)	22
2,200	International Game Technology	32
6,245	Las Vegas Sands Corp. (a)	239
1,500	MGM Resorts International (a)	14
1,200	Wynn Resorts Ltd.	138
		445
	Coal & Consumable Fuels — 0.03%
1,800	Alpha Natural Resources, Inc. (a)	32
400	Arch Coal, Inc.	6
3,600	CONSOL Energy, Inc.	122
4,300	Peabody Energy Corp.	146
		306
	Commodity Chemicals — 0.00%
400	Kronos Worldwide, Inc.	7
100	Westlake Chemical Corp.	3
		10
	Communications Equipment — 1.93%
800	Acme Packet, Inc. (a)	34
1,900	Ciena Corp. (a)	21
268,599	Cisco Systems, Inc.	4,161
5,300	F5 Networks, Inc. (a)	376
400	Harris Corp.	14
3,300	JDS Uniphase Corp. (a)	33
240,088	Juniper Networks, Inc. (a)	4,144
2,700	Polycom, Inc. (a)	50
193,506	Qualcomm, Inc.	9,410
2,300	Riverbed Technology, Inc. (a)	46
		18,289
	Computer & Electronics Retail — 0.04%
16,300	Best Buy Co., Inc.	380
	Computer Hardware — 4.01%
95,824	Apple, Inc. (a)	36,526
97,478	Dell, Inc. (a)	1,379
1,800	NCR Corp. (a)	31
		37,936
	Computer Storage & Peripherals — 0.95%
290,118	EMC Corp. (a)	6,090
4,000	Lexmark International, Inc., Class - A (a)	108
78,139	NetApp, Inc. (a)	2,652
7,200	QLogic Corp. (a)	91
		8,941
	Construction & Engineering — 0.04%
1,000	AECOM Technology Corp. (a)	18
800	Chicago Bridge & Iron Co. NV - NYS	23
2,800	Fluor Corp.	130
6,500	Jacobs Engineering Group, Inc. (a)	210
300	KBR, Inc.	7
3,000	McDermott International, Inc. (a)	32
		420
	Construction & Farm Machinery & Heavy Trucks — 0.41%
9,990	Caterpillar, Inc.	738
3,100	Cummins, Inc.	253
37,815	Deere & Co.	2,442
1,700	Joy Global, Inc.	106
500	Navistar International Corp. (a)	16
5,859	PACCAR, Inc.	198
2,600	The Manitowoc Co., Inc.	17
600	The Toro Co.	30
1,000	WABCO Holdings, Inc. (a)	38
700	Wabtec Corp.	37
		3,875
	Construction Materials — 0.00%
400	Martin Marietta Materials, Inc.	25
	Consumer Electronics — 0.02%
5,700	Garmin Ltd.	181
900	Harman International Industries, Inc.	26
		207
	Consumer Finance — 0.46%
95,931	American Express Co.	4,307
700	Discover Financial Services	16
1,300	Green Dot Corp., Class - A (a)	41
		4,364
	Data Processing & Outsourced Services — 3.31%
800	Alliance Data Systems Corp. (a)	74
246,457	Automatic Data Processing, Inc.	11,621
1,700	Broadridge Financial Solutions, Inc.	34
200	DST Systems, Inc.	9
1,800	Fiserv, Inc. (a)	91
300	FleetCor Technologies, Inc. (a)	8
1,900	Genpact Ltd. (a)	27
5,300	Global Payments, Inc.	214
6,300	Lender Processing Services, Inc.	86
21,532	MasterCard, Inc., Class - A	6,829
4,800	NeuStar, Inc., Class - A (a)	121
20,900	Paychex, Inc.	551
41,033	The Western Union Co.	627
8,200	Total System Services, Inc.	139
1,600	VeriFone Systems, Inc. (a)	56

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
126,126	Visa, Inc., Class - A	$10,812
		31,299
	Department Stores — 0.11%
17,604	Kohl's Corp.	864
1,000	Macy's, Inc.	26
2,600	Nordstrom, Inc.	119
		1,009
	Distillers & Vintners — 0.05%
6,400	Brown-Forman Corp., Class - B	449
	Distributors — 0.05%
8,300	Genuine Parts Co.	422
2,200	LKQ Corp. (a)	53
		475
	Diversified Banks — 0.01%
5,500	Wells Fargo & Co.	133
	Diversified Chemicals — 0.32%
66,114	E.I. du Pont de Nemours & Co.	2,642
1,100	Eastman Chemical Co.	75
1,100	FMC Corp.	76
700	Huntsman Corp.	7
2,500	PPG Industries, Inc.	177
1,700	Solutia, Inc. (a)	22
		2,999
	Diversified Metals & Mining — 0.07%
600	Compass Minerals International, Inc.	40
14,732	Freeport-McMoRan Copper & Gold, Inc.	449
800	Molycorp, Inc. (a)	26
2,675	Southern Copper Corp.	67
900	Titanium Metals Corp.	13
1,000	Walter Energy, Inc.	60
		655
	Diversified Real Estate Investment Trust — 0.00%
300	Vornado Realty Trust	22
	Diversified Support Services — 0.04%
6,500	Cintas Corp.	183
3,752	Copart, Inc. (a)	147
2,800	Iron Mountain, Inc.	88
		418
	Drug Retail — 0.45%
67,700	CVS Caremark Corp.	2,273
59,918	Walgreen Co.	1,971
		4,244
	Education Services — 0.05%
7,600	Apollo Group, Inc., Class - A (a)	301
3,200	Career Education Corp. (a)	42
800	DeVry, Inc.	29
1,825	ITT Educational Services, Inc. (a)	105
		477
	Electric Utilities — 0.01%
800	ITC Holdings Corp.	62
	Electrical Components & Equipment — 0.38%
10,650	AMETEK, Inc.	351
10,200	Cooper Industries PLC	470
49,153	Emerson Electric Co.	2,030
500	General Cable Corp. (a)	12
3,100	Hubbell, Inc., Class - B	154
600	Polypore International, Inc. (a)	34
2,300	Rockwell Automation, Inc.	129
6,295	Roper Industries, Inc.	434
200	Thomas & Betts Corp. (a)	8
		3,622
	Electronic Components — 0.06%
11,702	Amphenol Corp., Class - A	477
3,700	Dolby Laboratories, Inc., Class - A (a)	102
		579
	Electronic Equipment & Instruments — 0.05%
11,500	FLIR Systems, Inc.	288
5,900	National Instruments Corp.	135
		423
	Electronic Manufacturing Services — 0.01%
500	IPG Photonics Corp. (a)	22
2,400	Jabil Circuit, Inc.	42
1,900	Trimble Navigation Ltd. (a)	64
		128
	Environmental & Facilities Services — 0.05%
5,600	Stericycle, Inc. (a)	452
1,500	Waste Connections, Inc.	51
		503
	Fertilizers & Agricultural Chemicals — 1.47%
900	CF Industries Holdings, Inc.	111
1,000	Intrepid Potash, Inc. (a)	25
225,940	Monsanto Co.	13,565
4,222	The Mosaic Co.	207
500	The Scotts Mircale-Gro Co.	22
		13,930
	Food Distributors — 0.10%
37,551	Sysco Corp.	973
	Food Retail — 0.67%
7,242	The Kroger Co.	159
94,317	Whole Foods Market, Inc.	6,160
		6,319
	Footwear — 0.77%
2,500	Deckers Outdoor Corp. (a)	233
82,190	NIKE, Inc., Class - B	7,028
		7,261
	Gas Utilities — 0.00%
200	National Fuel Gas Co.	10
200	ONEOK, Inc.	13
		23
	General Merchandise Stores — 0.12%
500	Big Lots, Inc. (a)	17
1,500	Dollar General Corp. (a)	57
8,100	Dollar Tree, Inc. (a)	608
7,900	Family Dollar Stores, Inc.	402
670	Target Corp.	33
		1,117
	Gold — 0.01%
1,300	Allied Nevada Gold Corp. (a)	47
800	Royal Gold, Inc.	51
		98
	Health Care Distributors — 0.17%
17,800	AmerisourceBergen Corp.	663
2,753	Cardinal Health, Inc.	115
5,300	Henry Schein, Inc. (a)	329
3,886	McKesson Corp.	283

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Distributors (continued)
6,100	Patterson Cos., Inc.	$175
		1,565
	Health Care Equipment — 2.64%
35,581	Baxter International, Inc.	1,997
14,045	Becton, Dickinson & Co.	1,030
5,600	C.R. Bard, Inc.	490
1,000	CareFusion Corp. (a)	24
28,516	Covidien PLC	1,257
7,500	Edwards Lifesciences Corp. (a)	535
700	Gen-Probe, Inc. (a)	40
800	Hill-Rom Holdings, Inc.	24
3,800	IDEXX Laboratories, Inc. (a)	262
18,141	Intuitive Surgical, Inc. (a)	6,608
800	Kinetic Concepts, Inc. (a)	53
66,804	Medtronic, Inc.	2,220
9,300	ResMed, Inc. (a)	268
800	Sirona Dental Systems, Inc. (a)	34
21,385	St. Jude Medical, Inc.	774
178,455	Stryker Corp.	8,411
800	Thoratec Corp. (a)	26
7,700	Varian Medical Systems, Inc. (a)	402
9,400	Zimmer Holdings, Inc. (a)	503
		24,958
	Health Care Facilities — 0.01%
1,700	Brookdale Senior Living, Inc. (a)	21
1,500	HCA Holdings, Inc. (a)	30
3,600	Health Management Associates, Inc., Class - A (a)	25
1,400	Universal Health Services, Inc., Class - B	48
		124
	Health Care Services — 0.72%
2,700	Catalyst Health Solutions, Inc. (a)	156
1,500	DaVita, Inc. (a)	94
142,808	Express Scripts, Inc. (a)	5,294
6,500	Laboratory Corp. of America Holdings (a)	514
6,200	Lincare Holdings, Inc.	139
6,134	Medco Health Solutions, Inc. (a)	288
3,100	MEDNAX, Inc. (a)	194
2,300	Quest Diagnostics, Inc.	113
		6,792
	Health Care Supplies — 0.50%
153,590	Dentsply International, Inc.	4,714
200	The Cooper Cos., Inc.	16
		4,730
	Health Care Technology — 1.38%
2,300	Allscripts Healthcare Solutions, Inc. (a)	41
188,676	Cerner Corp. (a)	12,928
1,000	SXC Health Solutions Corp. (a)	56
		13,025
	Heavy Electrical Equipment — 0.00%
1,700	The Babcock & Wilcox Co. (a)	33
	Home Entertainment Software — 0.01%
5,200	Electronic Arts, Inc. (a)	106
	Home Furnishings — 0.01%
1,500	Leggett & Platt, Inc.	30
1,100	Tempur-Pedic International, Inc. (a)	58
		88
	Home Improvement Retail — 0.05%
14,989	The Home Depot, Inc.	493
	Homefurnishing Retail — 0.32%
5,000	Aaron's, Inc.	126
49,453	Bed Bath & Beyond, Inc. (a)	2,834
800	Williams-Sonoma, Inc.	25
		2,985
	Hotels, Resorts & Cruise Lines — 0.54%
4,400	Marriott International, Inc., Class - A	120
1,000	Royal Caribbean Cruises Ltd.	21
127,820	Starwood Hotels & Resorts Worldwide, Inc.	4,962
		5,103
	Household Appliances — 0.00%
200	Snap-on, Inc.	9
	Household Products — 2.04%
8,400	Church & Dwight Co., Inc.	371
132,090	Colgate-Palmolive Co.	11,714
24,610	Kimberly-Clark Corp.	1,748
6,300	The Clorox Co.	418
80,458	The Procter & Gamble Co.	5,083
		19,334
	Housewares & Specialties — 0.01%
1,000	Tupperware Brands Corp.	54
	Human Resource & Employment Services — 0.02%
2,200	Robert Half International, Inc.	47
3,000	Towers Watson & Co., Class - A	179
		226
	Hypermarkets & Super Centers — 1.43%
3,000	BJ's Wholesale Club, Inc. (a)	154
93,782	Costco Wholesale Corp.	7,701
108,934	Wal-Mart Stores, Inc.	5,654
		13,509
	Industrial Conglomerates — 0.34%
45,034	3M Co.	3,233
100	Carlisle Cos., Inc.	3
		3,236
	Industrial Gases — 0.23%
3,364	Air Products & Chemicals, Inc.	257
1,200	Airgas, Inc.	76
19,908	Praxair, Inc.	1,861
		2,194
	Industrial Machinery — 0.42%
35,880	Danaher Corp.	1,505
5,100	Donaldson Co., Inc.	279
2,300	Dover Corp.	107
2,000	Eaton Corp.	71
800	Flowserve Corp.	59
800	Gardner Denver, Inc.	51
900	Graco, Inc.	31
100	Harsco Corp.	2
1,100	IDEX Corp.	34
28,895	Illinois Tool Works, Inc.	1,202
4,200	Ingersoll-Rand PLC	118
200	Kennametal, Inc.	7
1,000	Lincoln Electric Holdings, Inc.	29
900	Nordson Corp.	36
7,700	Pall Corp.	326
1,000	Parker Hannifin Corp.	63
300	SPX Corp.	14
1,100	The Timken Co.	36

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Machinery (continued)
300	Valmont Industries, Inc.	$23
		3,993
	Insurance Brokers — 0.01%
5,900	Brown & Brown, Inc.	105
	Integrated Oil & Gas — 1.64%
49,339	Chevron Corp.	4,565
117,320	Exxon Mobil Corp.	8,521
400	Murphy Oil Corp.	17
33,423	Occidental Petroleum Corp.	2,390
		15,493
	Integrated Telecommunication Services — 0.04%
9,900	Verizon Communications, Inc.	364
4,300	Windstream Corp.	50
		414
	Internet Retail — 2.48%
99,528	Amazon.com, Inc. (a)	21,521
1,700	Expedia, Inc.	44
850	Netflix, Inc. (a)	96
4,118	Priceline.com, Inc. (a)	1,851
		23,512
	Internet Software & Services — 4.52%
2,600	Akamai Technologies, Inc. (a)	52
34,542	Baidu, Inc., Class - A - Sponsored ADR (a)	3,693
457,611	eBay, Inc. (a)	13,495
700	Equinix, Inc. (a)	62
45,531	Google, Inc., Class - A (a)	23,420
200	LinkedIn Corp., Class - A (a)	16
6,700	Rackspace Hosting, Inc. (a)	229
69,660	Tencent Holdings Ltd. - ADR	1,447
2,600	VeriSign, Inc.	74
2,900	VistaPrint NV (a)	78
800	WebMD Health Corp. (a)	24
11,750	Youku.com, Inc. - Sponsored ADR (a)	192
		42,782
	Investment Banking & Brokerage — 0.20%
600	Greenhill & Co., Inc.	17
1,600	Lazard Ltd., Class - A	34
600	LPL Investment Holdings, Inc. (a)	15
3,300	TD Ameritrade Holding Corp.	48
16,664	The Charles Schwab Corp.	188
16,466	The Goldman Sachs Group, Inc.	1,557
		1,859
	IT Consulting & Other Services — 2.46%
42,331	Accenture PLC, Class - A	2,230
200	Booz Allen Hamilton Holding Corp. (a)	3
56,957	Cognizant Technology Solutions Corp. (a)	3,571
1,500	Gartner, Inc. (a)	52
94,833	International Business Machines Corp.	16,599
16,500	SAIC, Inc. (a)	195
11,000	Teradata Corp. (a)	589
		23,239
	Leisure Products — 0.04%
1,900	Hasbro, Inc.	62
4,100	Mattel, Inc.	106
4,200	Polaris Industries, Inc.	210
		378
	Life & Health Insurance — 0.02%
5,600	Torchmark Corp.	195
	Life Sciences Tools & Services — 0.85%
121,936	Agilent Technologies, Inc. (a)	3,810
1,700	Bruker Corp. (a)	23
1,000	Charles River Laboratories International, Inc. (a)	29
900	Covance, Inc. (a)	41
52,119	Illumina, Inc. (a)	2,133
300	Life Technologies Corp. (a)	12
2,161	Mettler-Toledo International, Inc. (a)	302
6,700	Pharmaceutical Product Development, Inc.	172
2,400	Techne Corp.	163
18,800	Thermo Electron Corp. (a)	952
5,900	Waters Corp. (a)	445
		8,082
	Managed Health Care — 0.44%
600	AMERIGROUP Corp. (a)	23
8,300	Humana, Inc.	604
52,100	UnitedHealth Group, Inc.	2,403
18,000	WellPoint, Inc.	1,175
		4,205
	Marine — 0.02%
3,400	Kirby Corp. (a)	179
	Metal & Glass Containers — 0.04%
3,400	AptarGroup, Inc.	152
2,600	Ball Corp.	81
2,400	Crown Holdings, Inc. (a)	73
700	Silgan Holdings, Inc.	26
		332
	Motorcycle Manufacturers — 0.14%
37,576	Harley-Davidson, Inc.	1,290
	Movies & Entertainment — 0.45%
500	Regal Entertainment Group, Class - A	6
127,800	The Walt Disney Co.	3,855
9,041	Viacom, Inc., Class - B	350
		4,211
	Office Electronics — 0.01%
3,600	Zebra Technologies Corp., Class - A (a)	111
	Office Real Estate Investment Trusts — 0.03%
1,900	Boston Properties, Inc.	169
400	Corporate Office Properties Trust	9
1,500	Digital Realty Trust, Inc.	83
		261
	Office Services & Supplies — 0.00%
100	Avery Dennison Corp.	3
	Oil & Gas Drilling — 0.01%
300	Atwood Oceanics, Inc. (a)	10
600	Diamond Offshore Drilling, Inc.	33
1,400	Helmerich & Payne, Inc.	57
300	Patterson-UTI Energy, Inc.	5
400	Rowan Cos., Inc. (a)	12
		117
	Oil & Gas Equipment & Services — 2.78%
2,693	Baker Hughes, Inc.	124
2,900	Cameron International Corp. (a)	121
1,200	CARBO Ceramics, Inc.	123
700	Core Laboratories NV	63
1,200	Dresser-Rand Group, Inc. (a)	49
3,800	FMC Technologies, Inc. (a)	143
14,137	Halliburton Co.	431
188,899	National Oilwell Varco, Inc.	9,675
7,100	Oceaneering International, Inc.	251

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Equipment & Services (continued)
600	Oil States International, Inc. (a)	$31
800	RPC, Inc.	13
254,800	Schlumberger Ltd.	15,219
1,100	Superior Energy Services, Inc. (a)	29
100	Tidewater, Inc.	4
		26,276
	Oil & Gas Exploration & Production — 0.76%
19,914	Anadarko Petroleum Corp.	1,256
1,700	Apache Corp.	136
1,800	Brigham Exploration Co. (a)	45
1,600	Cabot Oil & Gas Corp.	99
400	Cimarex Energy Co.	22
2,200	Cobalt International Energy, Inc. (a)	17
32,649	Concho Resources, Inc. (a)	2,323
600	Continental Resources, Inc. (a)	29
5,200	Denbury Resources, Inc. (a)	60
32,786	EOG Resources, Inc.	2,328
800	EQT Corp.	43
1,900	EXCO Resources, Inc.	20
1,700	Forest Oil Corp. (a)	24
500	Kosmos Energy LLC (a)	6
1,200	Newfield Exploration Co. (a)	48
500	Noble Energy, Inc.	35
1,500	Pioneer Natural Resources Co.	99
2,100	QEP Resources, Inc.	57
2,600	Range Resources Corp.	152
5,900	SandRidge Energy, Inc. (a)	33
800	SM Energy Co.	49
5,530	Southwestern Energy Co. (a)	184
2,400	Ultra Petroleum Corp. (a)	67
1,800	Whiting Petroleum Corp. (a)	63
		7,195
	Oil & Gas Refining & Marketing — 0.01%
3,000	HollyFrontier Corp.	79
	Oil & Gas Storage & Transportation — 0.03%
11,500	El Paso Corp.	201
1,800	Kinder Morgan, Inc.	47
		248
	Packaged Foods & Meats — 1.93%
2,100	Campbell Soup Co.	68
1,000	ConAgra Foods, Inc.	24
639,298	DANONE SA - Sponsored ADR	7,940
7,250	Flowers Foods, Inc.	141
7,444	General Mills, Inc.	286
29,669	Green Mountain Coffee Roasters, Inc. (a)	2,757
18,800	H.J. Heinz Co.	949
8,100	Hormel Foods Corp.	219
15,777	Kellogg Co.	839
8,100	McCormick & Co., Inc.	374
58,638	Mead Johnson Nutrition Co.	4,036
7,700	Sara Lee Corp.	126
1,800	The Hershey Co.	107
5,800	The J.M. Smucker Co.	423
		18,289
	Paper Packaging — 0.01%
1,300	Packaging Corp. of America	30
1,100	Rock-Tenn Co., Class - A	54
600	Temple - Inland, Inc.	19
		103
	Paper Products — 0.00%
1,300	International Paper Co.	30
	Personal Products — 0.47%
6,800	Avon Products, Inc.	133
1,900	Herbalife Ltd.	102
47,618	The Estee Lauder Cos., Inc., Class - A	4,183
		4,418
	Pharmaceuticals — 5.54%
99,617	Abbott Laboratories	5,094
72,575	Allergan, Inc.	5,979
54,158	Eli Lilly & Co.	2,002
1,800	Endo Pharmaceuticals Holdings, Inc. (a)	50
14,400	Forest Laboratories, Inc. (a)	443
10,595	Hospira, Inc. (a)	392
141,723	Johnson & Johnson	9,029
140,282	Merck & Co., Inc.	4,589
485,965	Mylan, Inc. (a)	8,261
110,648	Novo Nordisk A/S - Sponsored ADR	11,012
1,300	Perrigo Co.	126
50,000	Shire PLC - Sponsored ADR	4,697
15,905	Valeant Pharmaceuticals International, Inc.	590
2,200	Warner Chilcott PLC, Class - A (a)	32
1,900	Watson Pharmaceuticals, Inc. (a)	130
		52,426
	Property & Casualty Insurance — 0.00%
500	Erie Indemnity Co., Class - A	36
	Publishing — 0.11%
3,000	John Wiley & Sons, Inc., Class - A	133
1,500	Morningstar, Inc.	85
19,000	The McGraw-Hill Cos., Inc.	779
2,776	Thomson Reuters Corp.	75
		1,072
	Railroads — 0.32%
17,100	CSX Corp.	319
1,300	Kansas City Southern (a)	65
32,740	Union Pacific Corp.	2,674
		3,058
	Real Estate Services — 0.01%
4,500	CB Richard Ellis Group, Inc., Class - A (a)	60
500	Jones Lang LaSalle, Inc.	26
		86
	Reinsurance — 0.00%
400	Validus Holdings Ltd.	10
	Research and Consulting Services — 0.06%
6,600	Equifax, Inc.	203
800	IHS, Inc., Class - A (a)	60
1,000	Nielsen Holdings NV (a)	26
800	The Dun & Bradstreet Corp.	49
7,300	Versik Analytics, Inc., Class - A (a)	254
		592
	Residential Real Estate Investment Trusts — 0.01%
1,100	Apartment Investment & Management Co., Class - A	24
800	Camden Property Trust	44
400	Equity Residential	21
300	Essex Property Trust, Inc.	36
300	UDR, Inc.	7
		132
	Restaurants — 4.59%
1,500	Brinker International, Inc.	31
14,543	Chipotle Mexican Grill, Inc. (a)	4,406

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Restaurants (continued)
8,800	Darden Restaurants, Inc.	$376
300	Dunkin' Brands Group, Inc. (a)	8
108,755	McDonald's Corp.	9,551
1,800	Panera Bread Co., Class - A (a)	187
400,735	Starbucks Corp.	14,944
281,378	YUM! Brands, Inc.	13,897
		43,400
	Retail Real Estate Investment Trusts — 0.05%
700	Federal Realty Investment Trust	58
3,740	Simon Property Group, Inc.	411
700	The Macerich Co.	30
		499
	Semiconductor Equipment — 0.03%
1,070	Applied Materials, Inc.	11
2,000	KLA-Tencor Corp.	77
1,900	Lam Research Corp. (a)	72
2,700	MEMC Electronic Materials, Inc. (a)	14
1,200	Varian Semiconductor Equipment Associates, Inc. (a)	73
		247
	Semiconductors — 1.60%
9,500	Advanced Micro Devices, Inc. (a)	48
22,200	Altera Corp.	700
4,800	Analog Devices, Inc.	150
32,262	ARM Holdings PLC - Sponsored ADR	823
105,250	Atmel Corp. (a)	849
92,708	Avago Technologies Ltd.	3,038
50,602	Broadcom Corp., Class - A	1,685
200	Cree, Inc. (a)	5
2,500	Cypress Semiconductor Corp.	37
900	First Solar, Inc. (a)	57
500	Freescale Semiconductor Holdings I Ltd. (a)	5
225,400	Intel Corp.	4,808
1,200	Intersil Corp., Class - A	12
3,600	Linear Technology Corp.	100
3,600	LSI Corp. (a)	19
4,700	Maxim Integrated Products, Inc.	110
13,800	Microchip Technology, Inc.	429
9,500	NVIDIA Corp. (a)	119
6,800	ON Semiconductor Corp. (a)	49
500	Silicon Laboratories, Inc. (a)	17
2,900	Skyworks Solutions, Inc. (a)	52
71,383	Texas Instruments, Inc.	1,902
4,200	Xilinx, Inc.	115
		15,129
	Soft Drinks — 3.41%
3,900	Coca-Cola Enterprises, Inc.	97
3,500	Dr. Pepper Snapple Group, Inc.	136
4,500	Hansen Natural Corp. (a)	393
217,140	PepsiCo, Inc.	13,441
270,001	The Coca-Cola Co.	18,241
		32,308
	Specialized Consumer Services — 0.01%
2,600	H&R Block, Inc.	35
400	Weight Watchers International, Inc.	23
		58
	Specialized Finance — 0.09%
3,900	CBOE Holdings, Inc.	95
4,722	InterContinental Exchange, Inc. (a)	558
3,100	Moody's Corp.	94
1,900	MSCI, Inc., Class - A (a)	58
1,100	NYSE Euronext	26
300	The NASDAQ OMX Group, Inc. (a)	7
		838
	Specialized Real Estate Investment Trusts — 0.05%
1,500	Plum Creek Timber Co., Inc.	52
2,115	Public Storage	235
1,900	Rayonier, Inc.	70
2,400	Ventas, Inc.	119
2,300	Weyerhaeuser Co.	36
		512
	Specialty Chemicals — 1.25%
1,400	Albemarle Corp.	57
2,400	Celanese Corp., Series A	78
210,628	Ecolab, Inc.	10,298
5,200	International Flavors & Fragrances, Inc.	292
500	LyondellBasell Industries NV, Class - A	12
1,900	Nalco Holding Co.	66
1,000	Rockwood Holdings, Inc. (a)	34
8,000	Sigma-Aldrich Corp.	494
5,900	The Sherwin-Williams Co.	439
200	The Valspar Corp.	6
900	W.R. Grace & Co. (a)	30
		11,806
	Specialty Stores — 1.02%
6,200	Dick's Sporting Goods, Inc. (a)	207
1,800	PetSmart, Inc.	77
1,700	Sally Beauty Holdings, Inc. (a)	28
4,400	Signet Jewelers Ltd. (a)	149
423,193	Staples, Inc.	5,628
55,149	Tiffany & Co.	3,354
1,100	Tractor Supply Co.	69
2,900	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	181
		9,693
	Steel — 0.03%
400	AK Steel Holding Corp.	2
1,600	Allegheny Technologies, Inc.	59
600	Carpenter Technology Corp.	27
2,300	Cliffs Natural Resources, Inc.	118
200	Reliance Steel & Aluminum Co.	7
200	Schnitzer Steel Industries, Inc., Class - A	7
2,200	Steel Dynamics, Inc.	22
		242
	Systems Software — 3.84%
1,500	Ariba, Inc. (a)	42
2,800	BMC Software, Inc. (a)	108
1,700	Fortinet, Inc. (a)	29
5,200	MICROS Systems, Inc. (a)	228
115,681	Microsoft Corp.	2,879
454,848	Oracle Corp.	13,072
348,516	Red Hat, Inc. (a)	14,728
1,800	Rovi Corp. (a)	78
12,020	Symantec Corp. (a)	196
62,080	VMware, Inc., Class - A (a)	4,990
		36,350
	Technology Distributors — 0.00%
300	Arrow Electronics, Inc. (a)	8
	Thrifts & Mortgage Finance — 0.00%
900	Hudson City Bancorp, Inc.	5

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Thrifts & Mortgage Finance (continued)
1,400	People's United Financial, Inc.	$16
		21
	Tires & Rubber — 0.00%
3,500	The Goodyear Tire & Rubber Co. (a)	35
	Tobacco — 0.82%
24,212	Altria Group, Inc.	649
7,019	Lorillard, Inc.	777
100,314	Philip Morris International, Inc.	6,258
1,600	Reynolds American, Inc.	60
		7,744
	Trading Companies & Distributors — 0.15%
19,908	Fastenal Co.	663
2,900	MSC Industrial Direct Co., Inc., Class - A	164
3,700	W.W. Grainger, Inc.	553
400	WESCO International, Inc. (a)	13
		1,393
	Trucking — 0.02%
100	Con-way, Inc.	2
3,500	Hertz Global Holdings, Inc. (a)	31
1,400	J.B. Hunt Transport Services, Inc.	51
3,200	Landstar System, Inc.	127
		211
	Water Utilities — 0.00%
500	Aqua America, Inc.	11
	Wireless Telecommunication Services — 0.48%
76,945	American Tower Corp., Class - A (a)	4,140
2,300	Clearwire Corp., Class - A (a)	5
4,600	Crown Castle International Corp. (a)	187
4,000	MetroPCS Communications, Inc. (a)	35
2,300	NII Holdings, Inc. (a)	62
1,800	SBA Communications Corp., Class - A (a)	62
		4,491
	Total Common Stocks	765,236
	Corporate Bonds — 1.17%
	Automobiles — 0.20%
$1,700	Daimler Finance North America LLC, 6.50%, 11/15/13	1,866
	Capital Markets — 0.03%
300	Goldman Sachs Group, Inc., 6.25%, 9/1/17	312
	Consumer Finance — 0.19%
1,000	Morgan Stanley, Series F, MTN, 6.00%, 4/28/15	995
100	SLM Corp., MTN, 5.13%, 8/27/12	100
700	SLM Corp., Series A, MTN, 0.55%, 1/27/14 (b)	643
		1,738
	Diversified Financial Services — 0.23%
600	Citigroup, Inc., 8.50%, 5/22/19	725
200	Goldman Sachs Group, Inc., 0.75%, 1/12/15 (b)	185
200	Goldman Sachs Group, Inc., 0.81%, 3/22/16 (b)	171
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	490
100	Merrill Lynch & Co., Series C, MTN, 5.45%, 2/5/13	99
500	Morgan Stanley, MTN, 7.30%, 5/13/19	515
		2,185
	Energy Equipment & Services — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	110
	Health Care Providers & Services — 0.10%
995	Fresenius Medical Care Holdings, Inc., 1.74%, 3/31/13 (b)	979
	Insurance — 0.21%
100	American International Group, Inc., 3.75%, 11/30/13 (c)	99
800	American International Group, Inc., 8.25%, 8/15/18	887
100	American International Group, Inc., MTN, 0.45%, 3/20/12 (b)	100
700	American International Group, Inc., MTN, 5.45%, 5/18/17	670
200	American International Group, Inc., Series 1, MTN, 0.36%, 10/18/11 (b)	200
		1,956
	Thrifts & Mortgage Finance — 0.20%
1,900	SSIF Nevada LP, 0.95%, 4/14/14 (b)(c)	1,900
	Total Corporate Bonds	11,046
	Asset Backed Securities — 0.37%
561	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.58%, 6/25/34 (b)	399
529	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.31%, 5/25/37 (b)	435
363	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.32%, 6/25/47 (b)	350
293	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.33%, 5/25/36 (b)	286
217	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.31%, 10/25/28 (b)	214
191	Harvest CLO, Series IX, Class A1, 2.23%, 3/29/17 (b)	245
411	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.29%, 5/25/37 (b)	350
165	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.29%, 6/25/37 (b)	163
282	SLM Student Loan Trust, Series 2005-4, Class A2, 0.33%, 4/26/21 (b)	281
674	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	744
44	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	49
	Total Asset Backed Securities	3,516
	Collateralized Mortgage Obligations — 3.29%
630	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.26%, 10/25/34 (b)	533
19	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.98%, 9/25/45 (b)	15

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	$125
24	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.88%, 2/25/36 (b)	18
107	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.68%, 2/25/33 (b)	101
46	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.77%, 2/25/33 (b)	36
792	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.61%, 8/25/33 (b)	738
718	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.81%, 9/25/34 (b)	583
761	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1, 3.09%, 10/25/34 (b)	580
43	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.44%, 11/25/34 (b)	40
25	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.71%, 3/25/35 (b)	23
765	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.73%, 3/25/35 (b)	721
1,102	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 2.67%, 9/25/34 (b)	754
416	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A, 2.66%, 12/25/35 (b)	356
1,106	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.71%, 8/25/35 (b)	976
117	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.45%, 8/25/35 (b)	97
209	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 2.10%, 8/25/35 (b)	186
176	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33	170
1,069	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.44%, 5/25/35 (b)	604
36	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.51%, 2/25/37 (b)	17
419	Countrywide Alternative Loan Trust, Series 2006-0A6, 1A2, 0.44%, 7/25/46 (b)	253
34	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.56%, 2/25/37 (b)	22
41	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.42%, 9/25/46 (b)	21
34	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.44%, 7/20/46 (b)	13
90	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.52%, 4/25/35 (b)	55
968	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.46%, 5/25/35 (b)	606
679	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.59%, 2/20/36 (b)	503
182	Fannie Mae Whole Loan, 6.00%, 7/25/44	203
690	Fannie Mae, Series 2006-82, Class F, 0.79%, 9/25/36 (b)	693
200	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.72%, 2/25/34 (b)	187
13	Freddie Mac, Series 2395, Class FT, 0.68%, 12/15/31 (b)	13
669	Freddie Mac, Series 3174, Class FM, 0.47%, 5/15/36 (b)	667
18	Freddie Mac, Series 3346, Class FA, 0.46%, 2/15/19 (b)	18
1,305	Freddie Mac, Series 3616, Class FG, 0.88%, 3/15/32 (b)	1,311
80	Government National Mortgage Association, Series 2000-14, Class F, 0.88%, 2/16/30 (b)	80
4,931	Government National Mortgage Association, Series 2005-16, Class FA, 0.48%, 2/20/35 (b)	4,931
4,831	Government National Mortgage Association, Series 2005-3, Class FC, 0.48%, 1/16/35 (b)	4,831
1,396	Government National Mortgage Association, Series 2008-6, Class FA, 0.72%, 2/20/38 (b)	1,398
1,797	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.45%, 6/25/45 (b)	1,120
425	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.75%, 9/25/35 (b)	390
1,009	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.45%, 5/19/35 (b)	619
344	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 1.65%, 10/25/35 (b)	298
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	129
808	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.50%, 10/25/35 (b)	519
2,381	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.53%, 8/25/35 (b)	1,323
664	WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 0.52%, 10/25/45 (b)	510
605	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.54%, 1/25/45 (b)	460
690	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.46%, 4/25/45 (b)	535
359	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.69%, 12/25/33 (b)	356
392	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 4.87%, 1/25/35 (b)	362
600	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.73%, 10/25/35 (b)	493

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$218	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.74%, 3/25/35 (b)	$194
1,658	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.74%, 3/25/36 (b)	1,361
	Total Collateralized Mortgage Obligations	31,147
	Certificate of Deposit — 0.07%
700	Intesa Sanpaolo New York, 2.38%, 12/21/12	680
	Total Certificate of Deposit	680
	Global Bonds — 1.12%
	Australia — 0.26%
2,500	Australian Government Bond, 4.50%, 4/15/20 (d)	2,475
	Ireland — 0.19%
1,300	Depfa ACS Bank, MTN, 3.25%, 2/15/12 (d)	1,741
	Mexico — 0.22%
22,300	Mexican Bonos Desarr Fixed Rate, Series M 20, 10.00%, 12/5/24 (b)(d)	2,052
	Netherlands — 0.09%
300	Deutsche Telekom International Finance BV, Series E, MTN, 7.13%, 9/26/12 (d)	491
300	Rabobank Nederland NV, MTN, 6.88%, 3/19/20 (d)	362
		853
	United Kingdom — 0.18%
1,000	U.K. Treasury, 3.75%, 9/7/21 (d)	1,740
	United States — 0.18%
900	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23 (d)	1,195
400	Goldman Sachs Group, Inc., 1.91%, 2/4/13 (b)(d)	512
		1,707
	Total Global Bonds	10,568
	Municipal Bonds — 0.21%
	California — 0.18%
1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	1,012
700	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	729
		1,741
	Washington — 0.03%
200	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	229
	Total Municipal Bonds	1,970
	U.S. Government Agency Mortgages — 2.83%
9,900	Fannie Mae, 0.07%, 10/3/11 (e)	9,900
7,200	Fannie Mae, 0.07%, 10/4/11 (e)	7,200
375	Fannie Mae, Pool #735591, 2.33%, 10/1/35 (b)	390
33	Fannie Mae, Pool #796295, 4.50%, 12/1/34	35
37	Fannie Mae, Pool #852682, 6.00%, 3/1/36	41
15	Fannie Mae, Pool #889414, 6.00%, 11/1/37	17
34	Fannie Mae, Pool #935943, 4.50%, 9/1/40	36
707	Fannie Mae, Pool #946254, 6.00%, 9/1/37	777
493	Fannie Mae, Pool #AC3286, 4.00%, 10/1/24	520
30	Fannie Mae, Pool #AC5566, 4.50%, 2/1/40	32
371	Fannie Mae, Pool #AC7210, 4.00%, 11/1/24	392
1,933	Fannie Mae, Pool #AD7956, 4.50%, 7/1/40	2,053
882	Fannie Mae, Pool #AE0986, 4.50%, 1/1/41	937
885	Fannie Mae, Pool #AE2305, 4.50%, 8/1/40	940
868	Fannie Mae, Pool #AE3049, 4.50%, 9/1/40	922
67	Fannie Mae, Pool #AE9170, 4.50%, 11/1/40	72
475	Fannie Mae, Pool #AH0609, 4.00%, 12/1/40	498
892	Fannie Mae, Pool #AH0953, 4.50%, 12/1/40	948
336	Fannie Mae, Pool #AH3145, 4.50%, 2/1/41	357
52	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	56
207	Fannie Mae, Pool #AH4314, 4.50%, 2/1/41	220
26	Fannie Mae, Pool #AH8596, 4.50%, 3/1/41	27
423	Fannie Mae, Pool #MA0585, 4.50%, 11/1/40	450
	Total U.S. Government Agency Mortgages	26,820
	U.S. Treasury Obligations — 6.20%
600	U.S. Treasury Bills, 0.01%, 11/10/11 (e)	600
350	U.S. Treasury Bills, 0.03%, 11/25/11 (e)	350
2,230	U.S. Treasury Bills, 0.01%, 1/19/12 (e)	2,230
50	U.S. Treasury Bills, 0.01%, 2/23/12 (e)	50
7,761	U.S. Treasury Bills, 0.03%, 3/1/12 (e)	7,759
950	U.S. Treasury Bills, 0.04%, 3/8/12 (e)	950
1,650	U.S. Treasury Bills, 0.05%, 3/15/12 (e)	1,650
22,900	U.S. Treasury Bills, 0.03%, 3/22/12 (e)	22,894
15,250	U.S. Treasury Bills, 0.03%, 3/29/12 (e)	15,246
4,100	U.S. Treasury Note, 3.13%, 5/15/21	4,551
2,400	U.S. Treasury Note, 2.13%, 8/15/21	2,442
	Total U.S. Treasury Obligations	58,722
	Yankee Dollars — 0.92%
	Aerospace & Defense — 0.08%
720	Waha Aerospace BV, 3.93%, 7/28/20	740
	Commercial Banks — 0.36%
500	Banco Bradesco, 2.39%, 5/16/14 (b)(c)	486
1,000	Banco Votorantim, 5.25%, 2/11/16 (c)	987
200	Export-Import Bank of Korea, 5.88%, 1/14/15	213
200	Export-Import Bank of Korea, 4.13%, 9/9/15	201
200	Export-Import Bank of Korea, 5.13%, 6/29/20	203
1,300	Nordea Bank AB, 1.15%, 1/14/14 (b)(c)	1,306
		3,396
	Diversified Financial Services — 0.03%
300	TNK-BP Finance SA, Series 6, MTN, 7.88%, 3/13/18	312
	Metals & Mining — 0.15%
1,300	Vale Overseas Ltd., 6.88%, 11/10/39	1,397
	Oil, Gas & Consumable Fuels — 0.06%
600	Petrobras International Finance Co., 5.88%, 3/1/18	625
	Real Estate Management & Development — 0.15%
1,300	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,388
	Sovereign — 0.09%
300	Republic of Korea, 7.13%, 4/16/19	363
500	Republic of Korea, 5.75%, 4/16/14	538
		901
	Total Yankee Dollars	8,759

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 1.56%
$14,775	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/3/11	$14,775
	Total Time Deposit	14,775
	Mutual Funds — 0.49%
167,568	Alliance Money Market Fund Prime Portfolio, 0.06% (f)	168
4,427,426	SSgA U.S. Government Money Market, 0.00% (f)	4,427
	Total Mutual Funds	4,595
	Put Option Purchased — 0.00%
236	S&P 500 Future
	Expiring October 2011 at $550	3
	Total Put Option Purchased	3
	Repurchase Agreement — 0.50%
4,700	BNP Paribas Securities Corp., 0.07%, 10/5/11, (Purchased on 9/26/11, proceeds to maturity $4,700,128, collateralized by U.S. Government Agency Security, 3.31%, 11/10/20 fair value $4,749,981)	4,700
	Total Repurchase Agreement	4,700
	Total Investments Before TBA Sale Commitments
	(cost $867,093) — 99.59%	942,537
	TBA Sale Commitments (g) — (0.73)%
$(6,000)	Fannie Mae, 30 YR TBA, 4.50%, 10/25/40	$(6,365)
(500)	Fannie Mae, 30 YR TBA, 6.00%, 10/25/41	(548)
	Total TBA Sale Commitments	(6,913)
	Other assets in excess of liabilities — 1.14%	10,782
	Net Assets — 100.00%	$946,406

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2011.
(c)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted as to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(d)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(e)	Rate disclosed represents effective yield at purchase.
(f)	Rate disclosed is the rate in effect on September 30, 2011.
(g)
Represents a "to-be-announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Portfolio of Investments).

ADR - American Depositary Receipt
MTN - Medium Term Note
NYS - New York Registered Shares
TBA - Security is subject to delayed delivery.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The Institutional Growth Equity Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc.	PIMCO	Sustainable Growth Advisers	Total

Common Stocks	26.19%	28.91%	-	25.76%	80.86%
Corporate Bonds	-	-	1.17%	-	1.17%
Asset Backed Securities	-	-	0.37%	-	0.37%
Collateralized Mortgage Obligations	-	-	3.29%	-	3.29%
Certificate of Deposit	-	-	0.07%	-	0.07%
Global Bonds	-	-	1.12%	-	1.12%
Municipal Bonds	-	-	0.21%	-	0.21%
U.S. Government Agency Mortgages	-	-	2.83%	-	2.83%
U.S. Treasury Obligations	-	0.02%	6.18%	-	6.20%
Yankee Dollars	-	-	0.92%	-	0.92%
Time Deposit	0.95%	-	-	0.61%	1.56%
Mutual Funds	-	0.02%	0.47%	-	0.49%
Put Option Purchased	-	-	0.00%	-	0.00%
Repurchase Agreement	-	-	0.50%	-	0.50%
Total Investments	27.14%	28.95%	17.13%	26.37%	99.59%

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2011.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
9	NASDAQ 100 E-Mini Future	$384	Dec-11	$(14)
23	Russell 1000 Mini Future	1,428	Dec-11	(38)
318	S&P 500 E-Mini Future	17,903	Dec-11	(662)
538	S&P 500 Future	151,447	Dec-11	(4,000)
81	3 Month Euro Euribur Future	19,756	Mar-16	368
303	3 Month Euro Euribur Future	74,777	Jun-14	15
	Net Unrealized Appreciation/(Depreciation)			$(4,331)

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
1,523,000	Australian Dollar	Citibank	10/6/11	$1,480	$1,472	$(8)
1,203,000	Canadian Dollar	Citibank	11/17/11	1,226	1,147	(79)
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,670	70
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,850	50
3,857,750	Chinese Renminbi	JP Morgan Chase	4/7/16	650	620	(30)
10,800	Chinese Renminbi	Citibank	11/15/11	2	2	-
91,244,200	Indian Rupee	JP Morgan Chase	7/12/12	1,963	1,822	(141)
110,981,000	Japenese Yen	Citibank	10/6/11	1,439	1,439	-
1,036,669,000	Korean Won	JP Morgan Chase	11/14/11	973	880	(93)
7,780	Malaysian Ringgit	JP Morgan Chase	4/23/12	2	2	-
2,981,000	Norwegian Krone	Barclays Bank	10/7/11	511	508	(3)
28,470,000	Taiwan Dollar	JP Morgan Chase	1/11/12	1,000	938	(62)
	Total Currencies Purchased			$12,646	$12,350	$(296)

	Currencies Sold
3,757,000	Australian Dollar	Deutsche Bank	11/10/11	$3,661	$3,615	$46
872,000	Australian Dollar	Deutsche Bank	10/6/11	854	843	11
45,956	Brazilian Real	Barclays Bank	11/3/11	28	24	4
386,262	Brazilian Real	HSBC	11/3/11	207	204	3
343,000	British Sterling Pound	Barclays Bank	12/8/11	547	534	13
1,062,000	British Sterling Pound	Barclays Bank	12/8/11	1,641	1,655	(14)
33,000	British Sterling Pound	HSBC	10/5/11	51	51	-
23,000	British Sterling Pound	Barclays Bank	12/8/11	36	36	-
587,000	Canadian Dollar	Deutsche Bank	11/17/11	591	560	31
588,000	Canadian Dollar	Royal Bank of Canada	11/17/11	594	561	33
3,043,000	Euro	Credit Suisse	10/19/11	4,249	4,076	173
3,043,000	Euro	Morgan Stanley	10/19/11	4,240	4,076	164
294,000	Euro	Citibank	10/6/11	394	393	1
336,143,000	Japanese Yen	Citibank	10/17/11	4,183	4,360	(177)
10,463,157	Mexican Peso	Deutsche Bank	11/18/11	891	751	140
17,662,821	Mexican Peso	Barclays Bank	11/18/11	1,504	1,268	236
1,191,745	Mexican Peso	Barclays Bank	11/18/11	86	86	-
2,967,000	Norwegian Krone	Citibank	10/7/11	551	506	45
8,871	Singapore Dollar	Deutsche Bank	12/9/11	7	6	1
28,066,500	Taiwan Dollar	Goldman Sachs	1/11/12	990	924	66
	Total Currencies Sold			$25,305	$24,529	$776
	Net Unrealized Appreciation/(Depreciation)					$480

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(1,320)	Put – Interest Rate Option U.S. Dollar 2 – Year Interest	2	$(78)	$(9)	Sep-12	$69
	Net Unrealized Appreciation/(Depreciation)		$(78)	$(9)		$69

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

SWAP Agreements

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Pay/Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Goldman Sachs, based on the London Interbank Offer Rate Index	$1,200	$15	$(126)	11/2/20	3.25%	Receive	$(141)
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc, based on the Brazil Cetip Interbank Deposit Rate Index	3,233	(19)	73	1/2/14	11.89%	Receive	92
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc, based on the Brazil Cetip Interbank Deposit Rate Index	1,092	(3)	-	1/2/14	10.58%	Receive	3
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	1,300	(2)	113	12/15/20	6.00%	Receive	115
Interest Rate Swap Agreement with Bank of America NA, based on the Brazil Cetip Interbank Deposit Rate Index	325	-	8	1/2/14	12.49%	Receive	8
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	9,500	121	(828)	12/15/18	3.00%	Receive	(949)
Interest Rate Swap Agreement with Royal Bank of Scotland, based on the London Interbank Offer Rate Index	800	21	(178)	6/15/31	4.00%	Receive	(199)
Interest Rate Swap Agreement with Citibank NA, based on the London Interbank Offer Rate Index	2,400	(26)	167	12/15/21	5.75%	Receive	193
Interest Rate Swap Agreement with Citibank NA, based on the London Interbank Offer Rate Index	2,300	(70)	(498)	12/21/31	4.00%	Receive	(428)
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	5,900	57	(369)	12/15/20	2.75%	Receive	(426)
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	3,104	38	100	1/2/14	11.99%	Receive	62
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	5,112	6	133	1/2/14	12.51%	Receive	127
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	1,097	2	4	1/2/14	10.83%	Receive	2
Receiver Swap Agreement with Morgan Stanley Capital Services, Inc, based on the London Interbank Offer Rate Index	(88)	(1,896)	(1,905)	12/21/31	4.00%	Receive	(9)
		$(1,756)	$(3,306)				$(1,550)

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.34%
	Advertising — 0.83%
1,100	Arbitron, Inc.	$36
93,734	Harte-Hanks, Inc.	795
800	interCLICK, Inc. (a)	5
1,000	MDC Partners, Inc., Class - A	15
2,300	National CineMedia, Inc.	33
400	ReachLocal, Inc. (a)	4
		888
	Aerospace & Defense — 2.84%
1,636	AAR Corp.	27
700	Aerovironment, Inc. (a)	20
360	American Science & Engineering, Inc.	22
400	Astronics Corp. (a)	11
4	Astronics Corp., Class - B (a)	—
995	Ceradyne, Inc. (a)	27
680	Cubic Corp.	26
22,257	Curtiss-Wright Corp.	642
1,450	DigitalGlobe, Inc. (a)	28
531	Ducommun, Inc.	8
6,499	Esterline Technologies Corp. (a)	337
2,300	GenCorp, Inc. (a)	10
1,025	Goodrich Corp.	124
1,700	HEICO Corp.	84
3,923	Hexcel Corp. (a)	87
16,875	Huntington Ingalls Industries, Inc. (a)	411
1,281	Kratos Defense & Security Solutions, Inc. (a)	9
442	LMI Aerospace, Inc. (a)	7
7,703	Moog, Inc., Class - A (a)	251
200	National Presto Industries, Inc.	17
28,575	Orbital Sciences Corp. (a)	366
23,293	TASER International, Inc. (a)	100
1,369	Teledyne Technologies, Inc. (a)	67
700	The Keyw Holding Corp. (a)	5
7,366	Triumph Group, Inc.	359
		3,045
	Agricultural Products — 0.30%
141	Alico, Inc.	3
5,635	Corn Products International, Inc.	221
4,700	Darling International, Inc. (a)	59
1,342	Fresh Del Monte Produce, Inc.	31
156	Griffin Land & Nurseries, Inc.	4
300	Limoneira Co.	4
		322
	Air Freight & Logistics — 0.45%
1,745	Air Transport Services Group, Inc. (a)	7
1,000	Atlas Air Worldwide Holdings, Inc. (a)	33
1,200	Forward Air Corp.	30
8,547	Hub Group, Inc., Class - A (a)	242
1,300	Pacer International, Inc. (a)	5
300	Park-Ohio Holdings Corp. (a)	4
12,780	UTI Worldwide, Inc.	167
		488
	Airlines — 0.91%
3,431	Alaska Air Group, Inc. (a)	193
600	Allegiant Travel Co. (a)	28
2,000	Hawaiian Holdings, Inc. (a)	9
29,775	JetBlue Airways Corp. (a)	122
1,791	Republic Airways Holdings, Inc. (a)	5
2,077	SkyWest, Inc.	24
700	Spirit Airlines, Inc. (a)	9
28,850	United Continental Holdings, Inc. (a)	559
6,143	US Airways Group, Inc. (a)	34
		983
	Airport Services — 0.01%
898	Wesco Aircraft Holdings, Inc.	10
	Alternative Carriers — 0.32%
2,500	8x8, Inc. (a)	10
949	AboveNet, Inc.	51
100	Boingo Wireless, Inc. (a)	1
1,241	Global Crossing Ltd. (a)	30
3,800	Globalstar, Inc. (a)	1
1,100	inContact, Inc. (a)	4
2,000	Iridium Communications, Inc. (a)	12
4,885	PAETEC Holding Corp. (a)	26
30,134	Premiere Global Services, Inc. (a)	193
1,400	Towerstream Corp. (a)	4
5,700	Vonage Holdings Corp. (a)	15
		347
	Aluminum — 0.05%
2,091	Century Aluminum Co. (a)	19
621	Kaiser Aluminum Corp.	27
900	Noranda Aluminum Holding Corp. (a)	8
		54
	Apparel Retail — 1.45%
36,750	Aeropostale, Inc. (a)	397
2,100	Ann, Inc. (a)	48
2,500	Ascena Retail Group, Inc. (a)	68
1,400	bebe Stores, Inc.	9
500	Body Central Corp. (a)	9
1,814	Brown Shoe Co., Inc.	13
1,600	Casual Male Retail Group, Inc. (a)	6
5,266	Charming Shoppes, Inc. (a)	14
27,028	Chico's FAS, Inc.	309
1,429	Christopher & Banks Corp.	5
600	Citi Trends, Inc. (a)	7
2,163	Collective Brands, Inc. (a)	28
400	Destination Maternity Corp.	5
2,200	Express, Inc.	45
455	Francesca's Holdings Corp.	10
892	Genesco, Inc. (a)	46
1,815	Hot Topic, Inc.	14
1,100	Jos. A. Bank Clothiers, Inc. (a)	51
1,451	New York & Co., Inc. (a)	5
2,836	Pacific Sunwear of California, Inc. (a)	3
600	Rue21, Inc. (a)	14
260	Shoe Carnival, Inc. (a)	6
1,151	Stage Stores, Inc.	16
882	Stein Mart, Inc.	5
5,796	The Buckle, Inc.	223
1,100	The Cato Corp., Class - A	25
978	The Children's Place Retail Stores, Inc. (a)	45
2,030	The Finish Line, Inc., Class - A	41
2,108	The Men's Wearhouse, Inc.	55
2,726	The Talbots, Inc. (a)	7
4,100	Wet Seal, Inc., Class - A (a)	18
800	Zumiez, Inc. (a)	14
		1,561
	Apparel, Accessories & Luxury Goods — 1.22%
2,000	Carter's, Inc. (a)	61
300	Cherokee, Inc.	4
568	Columbia Sportswear Co.	26
300	Delta Apparel, Inc. (a)	5
700	G-III Apparel Group Ltd. (a)	16

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Apparel, Accessories & Luxury Goods (continued)
4,800	Hanesbrands, Inc. (a)	$120
344	Kenneth Cole Productions, Inc., Class - A (a)	4
3,800	Liz Claiborne, Inc. (a)	19
900	Maidenform Brands, Inc. (a)	21
779	Movado Group, Inc.	9
500	Oxford Industries, Inc.	17
427	Perry Ellis International, Inc. (a)	8
4,719	Quiksilver, Inc. (a)	14
60,893	The Jones Group, Inc.	561
1,800	The Warnaco Group, Inc. (a)	83
1,000	True Religion Apparel, Inc. (a)	27
4,345	Under Armour, Inc., Class - A (a)	289
800	Vera Bradley, Inc. (a)	29
		1,313
	Application Software — 2.26%
2,227	Accelrys, Inc. (a)	14
1,400	ACI Worldwide, Inc. (a)	39
1,300	Actuate Corp. (a)	7
2,900	Advent Software, Inc. (a)	61
900	American Software, Inc., Class - A	7
3,400	Aspen Technology, Inc. (a)	52
1,800	Blackbaud, Inc.	40
1,400	Blackboard, Inc. (a)	63
1,400	Bottomline Technologies, Inc. (a)	28
900	BroadSoft, Inc. (a)	27
1,200	Callidus Software, Inc. (a)	6
1,800	Concur Technologies, Inc. (a)	67
500	Convio, Inc. (a)	4
800	Deltek, Inc. (a)	5
300	Digimarc Corp. (a)	8
1,200	Ebix, Inc. (a)	18
400	Ellie Mae, Inc. (a)	2
1,219	EPIQ Systems, Inc.	15
202	ePlus, Inc. (a)	5
1,570	Fair Isaac Corp.	34
600	Guidance Software, Inc. (a)	4
5,690	Informatica Corp. (a)	233
600	Interactive Intelligence Group (a)	16
1,586	JDA Software Group, Inc. (a)	37
1,100	Kenexa Corp. (a)	17
2,500	Magma Design Automation, Inc. (a)	11
900	Manhattan Associates, Inc. (a)	30
3,618	Mentor Graphics Corp. (a)	35
320	MicroStrategy, Inc., Class - A (a)	37
1,400	Monotype Imaging Holdings, Inc. (a)	17
1,400	Motricity, Inc. (a)	2
1,500	NetScout Systems, Inc. (a)	17
18,557	Parametric Technology Corp. (a)	285
700	Pegasystems, Inc.	21
800	PROS Holdings, Inc. (a)	10
203	QAD, Inc., Class - A	2
2,900	QLIK Technologies, Inc. (a)	63
2,475	Quest Software, Inc. (a)	39
1,200	RealPage, Inc. (a)	25
1,400	Smith Micro Software, Inc. (a)	2
9,330	SolarWinds, Inc. (a)	206
1,000	SS&C Technologies Holdings, Inc. (a)	14
8,553	SuccessFactors, Inc. (a)	197
1,100	Synchronoss Technologies, Inc. (a)	27
6,850	Taleo Corp., Class - A (a)	176
300	Tangoe, Inc.	3
600	TeleNav, Inc. (a)	5
1,036	The Ultimate Software Group, Inc. (a)	48
28,311	TiVo, Inc. (a)	264
1,300	Tyler Technologies, Inc. (a)	33
900	Verint Systems, Inc. (a)	24
1,600	VirnetX Holding Corp. (a)	24
		2,426
	Asset Management & Custody Banks — 0.84%
7,754	Apollo Investment Corp.	58
201	Arlington Asset Investment Corp., Class - A	5
1,502	Artio Global Investors, Inc.	12
2,626	BlackRock Kelso Capital Corp.	19
909	Calamos Asset Management, Inc., Class - A	9
122	Capital Southwest Corp.	9
751	Cohen & Steers, Inc.	22
100	Diamond Hill Investment Group, Inc.	7
500	Epoch Holding Corp.	7
22,417	Fifth Street Finance Corp.	209
1,500	Financial Engines, Inc. (a)	27
263	GAMCO Investors, Inc., Class - A	10
906	Gladstone Capital Corp.	6
633	Gladstone Investment Corp.	4
431	Golub Capital BDC LLC	7
1,504	Harris & Harris Group, Inc. (a)	5
1,664	Hercules Technology Growth Capital, Inc.	14
1,277	ICG Group, Inc. (a)	12
716	Kohlberg Capital Corp.	4
733	Main Street Capital Corp.	13
3,090	MCG Capital Corp.	12
408	Medley Capital Corp.	4
1,111	MVC Capital, Inc.	12
644	NGP Capital Resources Co.	4
1,793	PennantPark Investment Corp.	16
4,398	Prospect Capital Corp.	37
300	Pzena Investment Management, Inc., Class - A	1
926	Safeguard Scientifics, Inc. (a)	14
1,331	Solar Capital Ltd.	27
302	Solar Senior Capital Ltd.	4
1,058	TICC Capital Corp.	9
665	Triangle Capital Corp.	10
221	Virtus Investment Partners, Inc. (a)	12
10,652	Waddell & Reed Financial, Inc., Class - A	267
300	Westwood Holdings Group, Inc.	10
		898
	Auto Parts & Equipment — 0.64%
2,700	American Axle & Manufacturing Holdings, Inc. (a)	21
900	Amerigon, Inc. (a)	11
3,688	Autoliv, Inc.	179
5,786	Dana Holding Corp. (a)	61
400	Dorman Products, Inc. (a)	13
722	Drew Industries, Inc.	14
3,079	Exide Technologies (a)	12
700	Fuel Systems Solutions, Inc. (a)	13
4,145	Gentex Corp.	100
16,912	Modine Manufacturing Co. (a)	153
500	Motorcar Parts of America, Inc. (a)	4
1,637	Spartan Motors, Inc.	7
811	Standard Motor Products, Inc.	11
1,100	Stoneridge, Inc. (a)	6
767	Superior Industries International, Inc.	12
2,500	Tenneco, Inc. (a)	64

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Auto Parts & Equipment (continued)
200	Tower International, Inc. (a)	$2
		683
	Automobile Manufacturers — 0.01%
1,200	Winnebago Industries, Inc. (a)	8
	Automotive Retail — 0.16%
442	America's Car-Mart, Inc. (a)	13
1,200	Asbury Automotive Group, Inc. (a)	20
893	Group 1 Automotive, Inc.	32
710	Lithia Motors, Inc., Class - A	10
1,200	Monro Muffler Brake, Inc.	40
1,779	Penske Automotive Group, Inc.	28
1,290	Sonic Automotive, Inc., Class - A	14
2,049	The Pep Boys - Manny, Moe & Jack	20
		177
	Biotechnology — 1.82%
2,100	Achillion Pharmaceuticals, Inc. (a)	10
1,600	Acorda Therapeutics, Inc. (a)	32
1,600	Affymax, Inc. (a)	7
3,800	Alkermes PLC (a)	58
3,300	Allos Therapeutics, Inc. (a)	6
1,500	Alnylam Pharmaceuticals, Inc. (a)	10
800	AMAG Pharmaceuticals, Inc. (a)	12
600	Amicus Therapeutics, Inc. (a)	2
400	Anacor Pharmaceuticals, Inc. (a)	2
700	Anthera Pharmaceuticals, Inc. (a)	3
5,600	Arena Pharmaceuticals, Inc. (a)	8
5,300	ARIAD Pharmaceuticals, Inc. (a)	47
2,100	ArQule, Inc. (a)	11
1,000	Array BioPharma, Inc. (a)	2
1,215	Astex Pharmaceuticals, Inc. (a)	2
1,257	Aveo Phamaceuticals, Inc. (a)	19
4,600	AVI BioPharma, Inc. (a)	5
1,200	BioCryst Pharmaceuticals, Inc. (a)	3
6,044	BioMarin Pharmaceutical, Inc. (a)	193
3,700	BioSante Pharmaceuticals, Inc. (a)	8
200	BioSpecifics Technologies Corp. (a)	3
900	BioTime, Inc. (a)	4
5,900	Cell Therapeutics, Inc. (a)	6
1,700	Celldex Therapeutics, Inc. (a)	4
10,605	Cepheid, Inc. (a)	412
2,100	Chelsea Therapeutics International Ltd. (a)	8
900	Cleveland Biolabs, Inc. (a)	2
1,000	Codexis, Inc. (a)	5
2,400	Cubist Pharmaceuticals, Inc. (a)	85
2,200	Curis, Inc. (a)	7
1,900	Cytori Therapeutics, Inc. (a)	6
1,000	DUSA Pharmaceuticals, Inc. (a)	4
4,100	Dyax Corp. (a)	5
4,800	Dynavax Technologies Corp. (a)	9
1,000	Emergent BioSolutions, Inc. (a)	15
1,166	Enzon Pharmaceuticals, Inc. (a)	8
2,000	Exact Sciences Corp. (a)	13
700	Genomic Health, Inc. (a)	15
5,100	Geron Corp. (a)	11
700	GTx, Inc. (a)	2
3,300	Halozyme Therapeutics, Inc. (a)	20
2,100	Idenix Pharmaceuticals, Inc. (a)	10
3,000	ImmunoGen, Inc. (a)	33
2,700	Immunomedics, Inc. (a)	9
3,500	Incyte Corp. (a)	49
800	Infinity Pharmaceuticals, Inc. (a)	6
2,000	Inhibitex, Inc. (a)	5
1,000	Insmed, Inc. (a)	5
2,100	InterMune, Inc. (a)	42
2,000	Ironwood Pharmaceuticals, Inc. (a)	22
4,000	Isis Pharmaceuticals, Inc. (a)	27
2,800	Keryx Biopharmaceuticals, Inc. (a)	8
6,135	Lexicon Pharmaceuticals, Inc. (a)	6
816	Ligand Pharmaceuticals, Inc., Class - B (a)	11
2,800	MannKind Corp. (a)	11
1,443	Maxygen, Inc.	8
1,300	Medivation, Inc. (a)	22
1,100	Metabolix, Inc. (a)	5
3,700	Micromet, Inc. (a)	18
1,800	Momenta Pharmaceuticals, Inc. (a)	21
1,900	Nabi Biopharmaceuticals (a)	3
17,995	Nanosphere, Inc. (a)	18
1,400	Neurocrine Biosciences, Inc. (a)	8
3,800	Novavax, Inc. (a)	6
13,400	NPS Pharmaceuticals, Inc. (a)	87
700	Nymox Pharmaceutical Corp. (a)	6
400	OncoGenex Pharmaceutical, Inc. (a)	4
1,200	Oncothyreon, Inc. (a)	7
2,600	Onyx Pharmaceuticals, Inc. (a)	78
4,400	Opko Health, Inc. (a)	19
1,300	Orexigen Therapeutics, Inc. (a)	3
700	Osiris Therapeutics, Inc. (a)	4
5,500	PDL BioPharma, Inc.	31
2,300	Peregrine Pharmaceuticals, Inc. (a)	3
1,800	Pharmacyclics, Inc. (a)	21
1,400	PharmAthene, Inc. (a)	2
1,164	Progenics Pharmaceuticals, Inc. (a)	7
2,800	Rigel Pharmaceuticals, Inc. (a)	21
1,900	Sangamo BioSciences, Inc. (a)	8
2,800	Savient Pharmaceuticals, Inc. (a)	12
1,600	SciClone Pharmaceuticals, Inc. (a)	6
3,900	Seattle Genetics, Inc. (a)	74
1,300	SIGA Technologies, Inc. (a)	4
2,100	Spectrum Pharmaceuticals, Inc. (a)	16
1,200	Sunesis Pharmaceuticals, Inc. (a)	1
900	Synta Pharmaceuticals Corp. (a)	3
1,100	Targacept, Inc. (a)	17
2,700	Theravance, Inc. (a)	54
200	Transcept Pharmaceuticals, Inc. (a)	1
400	Trius Therapeutics, Inc. (a)	3
1,200	Vanda Pharmaceuticals, Inc. (a)	6
3,000	Vical, Inc. (a)	7
2,700	Zalicus, Inc. (a)	3
2,400	ZIOPHARM Oncology, Inc. (a)	11
500	Zogenix, Inc. (a)	1
		1,957
	Brewers — 0.02%
329	The Boston Beer Co., Inc., Class - A (a)	24
	Broadcasting — 0.05%
3,700	Belo Corp., Class - A	18
403	Crown Media Holdings, Inc., Class - A (a)	1
900	Entercom Communications Corp., Class - A (a)	5
2,000	Entravision Communications Corp., Class - A (a)	2
324	Fisher Communications, Inc. (a)	7
2,600	Gray Television, Inc. (a)	4
1,032	LIN TV Corp., Class - A (a)	2
100	Saga Communications, Inc., Class - A (a)	3

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Broadcasting (continued)
1,780	Sinclair Broadcast Group, Inc., Class - A	$13
		55
	Building Products — 1.34%
7,416	A.O. Smith Corp.	238
750	AAON, Inc.	12
700	Ameresco, Inc., Class - A (a)	7
227	American Woodmark Corp.	3
355	Ameron International Corp.	30
9,823	Apogee Enterprises, Inc.	84
730	Builders FirstSource, Inc. (a)	1
5,200	Fortune Brands Home & Security, Inc. (a)	65
1,258	Gibraltar Industries, Inc. (a)	10
65,202	Griffon Corp. (a)	533
501	Insteel Industries, Inc.	5
8,100	Lennox International, Inc.	209
800	NCI Building Systems, Inc. (a)	6
1,442	Quanex Building Products Corp.	16
1,540	Simpson Manufacturing Co., Inc.	38
3,800	Trex Co., Inc. (a)	61
4,131	Universal Forest Products, Inc.	99
2,800	USG Corp. (a)	19
		1,436
	Cable & Satellite — 0.03%
1,500	Central Eurpoean Media Enterprises Ltd., Class - A (a)	12
1,246	Knology, Inc. (a)	16
730	Outdoor Channel Holdings, Inc.	4
		32
	Casinos & Gaming — 0.18%
1,300	Ameristar Casinos, Inc.	21
2,175	Boyd Gaming Corp. (a)	11
587	Churchill Downs, Inc.	23
800	Isle of Capri Casinos, Inc. (a)	4
122	Monarch Casino & Resort, Inc. (a)	1
1,132	Multimedia Games, Inc. (a)	4
2,609	Pinnacle Entertainment, Inc. (a)	24
2,253	Scientific Games Corp., Class - A (a)	16
1,800	Shuffle Master, Inc. (a)	15
4,380	WMS Industries, Inc. (a)	77
		196
	Catalog Retail — 0.05%
1,600	HSN, Inc. (a)	53
1,300	ValueVision Media, Inc., Class - A (a)	3
		56
	Coal & Consumable Fuels — 0.33%
2,834	Alpha Natural Resources, Inc. (a)	50
700	Amyris, Inc. (a)	14
2,432	Cloud Peak Energy, Inc. (a)	41
4,941	CONSOL Energy, Inc.	168
100	Hallador Energy Co.	1
1,400	James River Coal Co. (a)	9
481	KiOR, Inc., Class - A	10
900	L&L Energy, Inc. (a)	2
3,656	Patriot Coal Corp. (a)	31
300	Solazyme, Inc. (a)	3
3,400	Ur-Energy, Inc. (a)	3
2,600	Uranerz Energy Corp. (a)	4
2,500	Uranium Energy Corp. (a)	7
3,700	Uranium Resources, Inc. (a)	3
5,226	USEC, Inc. (a)	8
300	Westmoreland Coal Co. (a)	2
		356
	Commercial Printing — 0.11%
2,200	Cenveo, Inc. (a)	7
400	Consolidated Graphics, Inc. (a)	14
565	Courier Corp.	4
2,100	Deluxe Corp.	39
859	Ennis, Inc.	11
1,000	InnerWorkings, Inc. (a)	8
433	M & F Worldwide Corp. (a)	11
352	Multi-Color Corp.	8
1,000	Quad Graphics, Inc.	18
		120
	Commodity Chemicals — 0.35%
2,200	Calgon Carbon Corp. (a)	32
1,400	Georgia Gulf Corp. (a)	19
400	Hawkins, Inc.	13
800	Koppers Holdings, Inc.	20
10,649	Methanex Corp.	222
341	NL Industries, Inc.	4
825	Spartech Corp. (a)	3
1,200	STR Holdings, Inc. (a)	10
600	TPC Group, Inc. (a)	12
4,030	Zagg, Inc. (a)	40
		375
	Communications Equipment — 2.02%
6,145	ADTRAN, Inc.	163
6,015	Anaren, Inc. (a)	115
23,331	Arris Group, Inc. (a)	240
10,213	Aruba Networks, Inc. (a)	214
2,499	Aviat Networks, Inc. (a)	6
530	Bel Fuse, Inc., Class - B	8
1,500	BigBand Networks, Inc. (a)	2
626	Black Box Corp.	13
1,750	Blue Coat Systems, Inc. (a)	24
1,546	Calix, Inc. (a)	12
300	Communications Systems, Inc.	4
1,069	Comtech Telecommunications Corp.	30
1,000	DG FastChannel, Inc. (a)	17
600	Dialogic, Inc. (a)	1
975	Digi International, Inc. (a)	11
3,400	EMCORE Corp. (a)	3
3,155	Emulex Corp. (a)	20
4,163	Extreme Networks, Inc. (a)	11
3,650	Finisar Corp. (a)	64
846	Globecomm Systems, Inc. (a)	11
4,594	Harmonic, Inc. (a)	20
4,300	Infinera Corp. (a)	33
1,800	InterDigital, Inc.	84
1,400	Ixia (a)	11
6,100	JDS Uniphase Corp. (a)	61
500	KVH Industries, Inc. (a)	4
400	Loral Space & Communications, Inc. (a)	20
400	Meru Networks, Inc. (a)	3
1,500	NETGEAR, Inc. (a)	39
1,400	Neutral Tandem, Inc. (a)	14
400	NumereX Corp., Class - A (a)	2
2,000	Oclaro, Inc. (a)	7
924	Oplink Communications, Inc. (a)	14
1,338	Opnext, Inc. (a)	2
13,275	Plantronics, Inc.	378
12,488	Polycom, Inc. (a)	229
6,800	Powerwave Technologies, Inc. (a)	12

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
500	Procera Networks, Inc. (a)	$5
7,224	Riverbed Technology, Inc. (a)	144
866	SeaChange International, Inc. (a)	7
1,900	ShoreTel, Inc. (a)	9
8,603	Sonus Networks, Inc. (a)	19
830	Sycamore Networks, Inc.	15
1,376	Symmetricom, Inc. (a)	6
2,442	Tekelec (a)	15
1,417	ViaSat, Inc. (a)	47
2,100	Westell Technologies, Inc., Class - A (a)	4
		2,173
	Computer & Electronics Retail — 0.65%
700	hhgregg, Inc. (a)	7
24,801	Rent-A-Center, Inc.	681
403	REX American Resources Corp. (a)	7
406	Systemax, Inc. (a)	5
		700
	Computer Hardware — 0.27%
13,911	Avid Technology, Inc. (a)	108
1,363	Cray, Inc. (a)	7
4,972	Diebold, Inc.	137
1,200	Silicon Graphics International Corp. (a)	14
800	Stratasys, Inc. (a)	15
1,000	Super Micro Computer, Inc. (a)	12
		293
	Computer Storage & Peripherals — 0.42%
1,958	Electronics for Imaging, Inc. (a)	27
1,479	Imation Corp. (a)	11
1,200	Immersion Corp. (a)	7
2,400	Intermec, Inc. (a)	16
479	Intevac, Inc. (a)	3
1,600	Novatel Wireless, Inc. (a)	5
2,100	OCZ Technology Group, Inc. (a)	10
9,100	Quantum Corp. (a)	17
340	Rimage Corp.	4
1,600	STEC, Inc. (a)	16
5,320	Synaptics, Inc. (a)	127
7,748	Western Digital Corp. (a)	199
1,200	Xyratex Ltd.	11
		453
	Construction & Engineering — 1.61%
7,790	Chicago Bridge & Iron Co. NV - NYS	223
1,208	Dycom Industries, Inc. (a)	19
2,567	EMCOR Group, Inc. (a)	52
5,713	Foster Wheeler AG (a)	102
1,400	Furmanite Corp. (a)	8
1,536	Granite Construction, Inc.	29
1,961	Great Lakes Dredge & Dock Co.	8
1,646	Insituform Technologies, Inc., Class - A (a)	19
2,576	Jacobs Engineering Group, Inc. (a)	83
816	Layne Christensen Co. (a)	19
9,938	MasTec, Inc. (a)	175
13,000	McDermott International, Inc. (a)	140
276	Michael Baker Corp. (a)	5
854	MYR Group, Inc. (a)	15
452	Northwest Pipe Co. (a)	9
1,100	Orion Marine Group, Inc. (a)	6
37,566	Pike Electric Corp. (a)	254
1,000	Primoris Services Corp.	10
12,467	Quanta Services, Inc. (a)	234
644	Sterling Construction Co., Inc. (a)	7
26,676	Tutor Perini Corp.	307
		1,724
	Construction & Farm Machinery & Heavy Trucks — 0.97%
1,700	Accuride Corp. (a)	9
172	Alamo Group, Inc.	4
418	American Railcar Industries, Inc. (a)	6
729	Astec Industries, Inc. (a)	21
372	Cascade Corp.	12
1,200	Commercial Vehicle Group, Inc. (a)	8
578	Douglas Dynamics, Inc.	7
2,758	Federal Signal Corp.	12
485	FreightCar America, Inc. (a)	7
500	Lindsay Corp.	27
20,210	Meritor, Inc. (a)	143
565	Miller Industries, Inc.	10
235	NACCO Industries, Inc., Class - A	15
4,709	Navistar International Corp. (a)	151
500	Sauer-Danfoss, Inc. (a)	14
839	The Greenbrier Cos., Inc. (a)	10
1,700	Titan International, Inc.	26
400	Twin Disc, Inc.	11
44,300	Wabash National Corp. (a)	211
3,225	WABCO Holdings, Inc. (a)	122
7,367	Westport Innovations, Inc. (a)	213
		1,039
	Construction Materials — 0.16%
8,380	Eagle Materials, Inc.	139
2,944	Headwaters, Inc. (a)	4
931	Texas Industries, Inc.	30
		173
	Consumer Electronics — 0.14%
4,708	Harman International Industries, Inc.	134
200	Skullcandy, Inc. (a)	3
602	Universal Electronics, Inc. (a)	10
		147
	Consumer Finance — 0.37%
1,927	Advance America Cash Advance Centers, Inc.	14
1,121	Cash America International, Inc.	57
268	Credit Acceptance Corp. (a)	17
1,700	DFC Global Corp. (a)	37
5,150	EZCORP, Inc., Class - A (a)	147
1,300	First Cash Financial Services, Inc. (a)	55
600	Imperial Holdings, Inc. (a)	1
929	Nelnet, Inc., Class - A	18
1,200	Netspend Holdings, Inc. (a)	6
400	Nicholas Financial, Inc.	4
2,465	The First Marblehead Corp. (a)	3
603	World Acceptance Corp. (a)	34
		393
	Data Processing & Outsourced Services — 1.02%
1,330	Alliance Data Systems Corp. (a)	123
1,750	Cardtronics, Inc. (a)	40
400	Cass Information Systems, Inc.	13
4,300	Convergys Corp. (a)	40
1,565	CSG Systems International, Inc. (a)	20
400	Echo Global Logistics, Inc. (a)	5
2,087	Euronet Worldwide, Inc. (a)	33
700	Exlservice Holdings, Inc. (a)	15
2,501	Global Cash Access Holdings, Inc. (a)	6
2,124	Global Payments, Inc.	86
See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
1,500	Heartland Payment Systems, Inc.	$30
11,050	Jack Henry & Associates, Inc.	320
3,785	MoneyGram International, Inc. (a)	9
4,792	Syntel, Inc.	207
1,000	TeleTech Holdings, Inc. (a)	15
1,100	TNS, Inc. (a)	21
1,500	VeriFone Systems, Inc. (a)	53
1,549	Wright Express Corp. (a)	59
		1,095
	Department Stores — 0.04%
4,750	Saks, Inc. (a)	42
400	The Bon-Ton Stores, Inc.	2
		44
	Distillers & Vintners — 0.02%
3,000	Central European Distribution Corp. (a)	21
400	MGP Ingredients, Inc.	2
		23
	Distributors — 0.14%
585	Audiovox Corp., Class - A (a)	3
461	Core-Mark Holding Co., Inc. (a)	14
3,044	LKQ Corp. (a)	74
2,000	Pool Corp.	52
200	Weyco Group, Inc.	5
		148
	Diversified Banks — 0.02%
1,221	Banco Latinoamericano de Comercio Exterior SA, Class - E	19
500	Encore Bancshares, Inc. (a)	5
		24
	Diversified Capital Markets — 0.01%
1,200	HFF, Inc., Class - A (a)	10
773	JMP Group, Inc.	5
		15
	Diversified Chemicals — 0.81%
13,940	Cabot Corp.	345
6,523	FMC Corp.	451
800	LSB Industries, Inc. (a)	23
3,037	Olin Corp.	55
		874
	Diversified Metals & Mining — 0.24%
1,000	AMCOL International Corp.	24
2,700	General Moly, Inc. (a)	8
2,550	Globe Specialty Metals, Inc.	37
1,520	Horsehead Holding Corp. (a)	11
845	Materion Corp. (a)	19
600	Revett Minerals, Inc. (a)	3
4,634	RTI International Metals, Inc. (a)	108
300	SunCoke Energy, Inc.	3
5,994	Thompson Creek Metals Co., Inc. (a)	37
1,400	U.S. Energy Corp. (a)	3
		253
	Diversified Real Estate Activities — 0.03%
246	Consolidated-Tomoka Land Co.	7
716	Coresite Realty Corp.	10
600	Tejon Ranch Co. (a)	14
		31
	Diversified Real Estate Investment Trusts — 0.27%
1,285	American Assets Trust, Inc.	23
2,754	CapLease, Inc.	10
3,160	Colonial Properties Trust	57
3,837	Cousins Properties, Inc.	22
1,200	Excel Trust, Inc.	12
361	Gladstone Commercial Corp.	6
2,925	Investors Real Estate Trust	21
400	One Liberty Properties, Inc.	6
695	PS Business Parks, Inc.	34
1,581	Retail Opportunity Investments Corp.	18
2,553	Washington Real Estate Investment Trust	72
947	Winthrop Realty Trust, Inc.	8
		289
	Diversified Support Services — 0.55%
1,726	Comfort Systems USA, Inc.	14
900	EnerNOC, Inc. (a)	8
667	G&K Services, Inc., Class - A	17
2,600	Healthcare Services Group, Inc.	42
1,200	Higher One Holdings, Inc. (a)	20
400	Intersections, Inc.	5
884	McGrath Rentcorp	21
1,529	Mobile Mini, Inc. (a)	25
800	PRGX Global, Inc. (a)	4
3,501	Ritchie Bros. Auctioneers, Inc.	71
496	Schawk, Inc.	5
200	TMS International Corp., Class - A (a)	1
6,127	UniFirst Corp.	278
4,726	Viad Corp.	80
		591
	Drug Retail — 0.02%
22,334	Rite Aid Corp. (a)	22
	Education Services — 0.32%
700	American Public Education, Inc. (a)	24
500	Archipelago Learning, Inc. (a)	4
800	Bridgepoint Education, Inc. (a)	14
600	Capella Education Co. (a)	17
3,100	Corinthian Colleges, Inc. (a)	5
1,150	Grand Canyon Education, Inc. (a)	19
7,767	K12, Inc. (a)	198
900	Lincoln Educational Services Corp.	7
300	National American University Holdings, Inc.	2
500	Strayer Education, Inc.	38
900	Universal Technical Institute, Inc. (a)	12
		340
	Electric Utilities — 1.33%
1,191	ALLETE, Inc.	44
2,240	Avista Corp.	53
497	Central Vermont Public Service Corp.	17
2,348	Cleco Corp.	80
8,337	El Paso Electric Co.	268
1,903	IDACORP, Inc.	72
2,742	ITC Holdings Corp.	212
857	MGE Energy, Inc.	35
1,505	Otter Tail Corp.	28
19,435	Portland General Electric Co.	460
1,575	The Empire District Electric Co.	31
1,927	UIL Holdings Corp.	63
1,424	Unisource Energy Corp.	51
527	Unitil Corp.	14
		1,428
	Electrical Components & Equipment — 2.16%
3,500	A123 Systems, Inc. (a)	12

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Components & Equipment (continued)
1,737	Acuity Brands, Inc.	$63
1,800	American Superconductor Corp. (a)	7
569	Analogic Corp.	26
1,152	Anixter International, Inc.	55
13,752	Belden, Inc.	355
28,375	Brady Corp., Class - A	750
300	Coleman Cable, Inc. (a)	3
2,975	Encore Wire Corp.	61
9,146	EnerSys (a)	183
1,007	Franklin Electric Co., Inc.	36
4,000	FuelCell Energy, Inc. (a)	3
800	Generac Holdings, Inc. (a)	15
9,100	GrafTech International Ltd. (a)	116
2,585	Hubbell, Inc., Class - B	128
2,100	II-VI, Inc. (a)	37
1,092	LSI Industries, Inc.	7
362	Powell Industries, Inc. (a)	11
96	Preformed Line Products Co.	4
400	Thermon Group Holdings, Inc. (a)	5
9,241	Thomas & Betts Corp. (a)	369
2,100	Valence Technology, Inc. (a)	2
800	Vicor Corp.	7
2,500	Woodward, Inc.	68
		2,323
	Electronic Components — 1.09%
800	Aeroflex Holding Corp. (a)	7
8,206	DTS, Inc. (a)	204
6,561	Littelfuse, Inc.	264
2,600	Power-One, Inc. (a)	12
15,428	Rogers Corp. (a)	603
1,600	Universal Display Corp. (a)	77
		1,167
	Electronic Equipment & Instruments — 0.78%
1,639	Checkpoint Systems, Inc. (a)	22
1,645	Cognex Corp.	45
992	Coherent, Inc. (a)	43
1,410	Daktronics, Inc.	12
939	Electro Scientific Industries, Inc. (a)	11
700	FARO Technologies, Inc. (a)	22
1,000	GSI Group, Inc. (a)	8
700	LeCroy Corp. (a)	5
3,700	Microvision, Inc. (a)	2
11,125	MTS Systems Corp.	341
8,177	National Instruments Corp.	187
1,370	Newport Corp. (a)	15
2,791	OSI Systems, Inc. (a)	94
1,155	Rofin-Sinar Technologies, Inc. (a)	22
500	Vishay Precision Group, Inc. (a)	7
1,486	X-Rite, Inc. (a)	5
		841
	Electronic Manufacturing Services — 0.67%
2,291	Benchmark Electronics, Inc. (a)	30
1,375	CTS Corp.	11
200	DDi Corp.	1
1,400	Echelon Corp. (a)	10
700	eMagin Corp. (a)	2
800	Fabrinet (a)	15
31,251	Flextronics International Ltd. (a)	176
8,617	Jabil Circuit, Inc.	153
1,700	KEMET Corp. (a)	12
1,100	Maxwell Technologies, Inc. (a)	20
600	Measurement Specialties, Inc. (a)	16
1,164	Mercury Computer Systems, Inc. (a)	13
1,500	Methode Electronics, Inc.	11
400	Multi-Fineline Electronix, Inc. (a)	8
870	Park Electrochemical Corp.	19
1,290	Plexus Corp. (a)	29
1,700	Pulse Electronics Corp.	5
700	RadiSys Corp. (a)	4
3,300	Sanmina-SCI Corp. (a)	22
3,989	Trimble Navigation Ltd. (a)	134
2,071	TTM Technologies, Inc. (a)	20
100	Viasystems Group, Inc. (a)	2
804	Zygo Corp. (a)	9
		722
	Environmental & Facilities Services — 0.85%
2,180	ABM Industries, Inc.	41
1,000	Casella Waste Systems, Inc., Class - A (a)	5
8,606	Clean Harbors, Inc. (a)	441
3,156	EnergySolutions, Inc. (a)	11
701	Fuel Tech, Inc. (a)	4
200	Heritage-Crystal Clean, Inc. (a)	4
1,485	Metalico, Inc. (a)	6
6,249	Republic Services, Inc., Class - A	175
2,600	Rollins, Inc.	49
600	Standard Parking Corp. (a)	9
3,400	Swisher Hygiene, Inc. (a)	14
800	Team, Inc. (a)	17
6,600	Tetra Tech, Inc. (a)	124
700	TRC Cos., Inc. (a)	2
700	US Ecology, Inc.	11
		913
	Fertilizers & Agricultural Chemicals — 0.01%
793	American Vanguard Corp.	9
	Food Distributors — 0.10%
300	Chefs' Warehouse Holdings LLC	3
554	Nash Finch Co.	15
1,014	Spartan Stores, Inc.	16
1,940	United Natural Foods, Inc. (a)	72
		106
	Food Retail — 0.36%
50	Arden Group, Inc., Class - A	4
1,600	Casey's General Stores, Inc.	70
640	Ingles Markets, Inc., Class - A	9
1,947	Ruddick Corp.	76
364	Susser Holdings Corp. (a)	7
673	The Andersons, Inc.	23
3,971	The Fresh Market, Inc. (a)	151
1,104	The Pantry, Inc. (a)	13
200	Village Super Market, Inc., Class - A	5
448	Weis Markets, Inc.	17
2,366	Winn-Dixie Stores, Inc. (a)	14
		389
	Footwear — 1.53%
3,500	Crocs, Inc. (a)	83
5,345	Deckers Outdoor Corp. (a)	498
2,666	Iconix Brand Group, Inc. (a)	42
648	K-Swiss, Inc., Class - A (a)	3
42,700	Skechers USA, Inc., Class - A (a)	599
1,587	Steven Madden Ltd. (a)	48
11,167	Wolverine World Wide, Inc.	371
		1,644

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Forest Products — 0.05%
400	Deltic Timber Corp.	$24
4,937	Louisiana-Pacific Corp. (a)	25
		49
	Gas Utilities — 0.82%
338	Chesapeake Utilities Corp.	14
1,585	New Jersey Resources Corp.	68
1,782	Nicor, Inc.	98
976	Northwest Natural Gas Co.	43
2,735	Piedmont Natural Gas Co., Inc.	79
1,128	South Jersey Industries, Inc.	56
1,753	Southwest Gas Corp.	63
880	The Laclede Group, Inc.	34
13,398	UGI Corp.	352
1,967	WGL Holdings, Inc.	77
		884
	General Merchandise Stores — 0.50%
1,924	99 Cents Only Stores (a)	36
4,824	Dollar Tree, Inc. (a)	362
12,405	Fred's, Inc., Class - A	132
300	Gordmans Stores, Inc. (a)	4
1,232	Tuesday Morning Corp. (a)	4
		538
	Gold — 0.06%
10,400	Golden Star Resources Ltd. (a)	19
3,400	Jaguar Mining, Inc. (a)	16
3,200	Midway Gold Corp. (a)	7
4,200	U.S. Gold Corp. (a)	17
3,000	Vista Gold Corp. (a)	10
		69
	Health Care Distributors — 0.81%
680	Chindex International, Inc. (a)	6
4,290	MWI Veterinary Supply, Inc. (a)	295
18,001	Owens & Minor, Inc.	513
1,000	Pharmerica Corp. (a)	14
2,300	PSS World Medical, Inc. (a)	45
		873
	Health Care Equipment — 2.83%
900	Abaxis, Inc. (a)	21
1,300	ABIOMED, Inc. (a)	14
2,439	Accuray, Inc. (a)	10
2,100	Alphatec Holdings, Inc. (a)	4
1,191	AngioDynamics, Inc. (a)	16
1,100	ArthroCare Corp. (a)	32
600	AtriCure, Inc. (a)	6
808	BioLase Technology, Inc. (a)	2
468	Cantel Medical Corp.	10
500	Cardiovascular Systems, Inc. (a)	6
1,300	Conceptus, Inc. (a)	14
11,439	CONMED Corp. (a)	263
1,321	CryoLife, Inc. (a)	6
1,100	Cyberonics, Inc. (a)	31
1,800	Delcath Systems, Inc. (a)	6
35,727	DexCom, Inc. (a)	429
700	Dynavox, Inc., Class - A (a)	3
200	Exactech, Inc. (a)	3
2,986	Gen-Probe, Inc. (a)	171
949	Greatbatch, Inc. (a)	19
1,800	Hansen Medical, Inc. (a)	6
500	HeartWare International, Inc. (a)	32
6,180	Hill-Rom Holdings, Inc.	186
2,744	IDEXX Laboratories, Inc. (a)	189
27,884	Insulet Corp. (a)	426
900	Integra LifeSciences Holdings Corp. (a)	32
1,164	Invacare Corp.	27
700	IRIS International, Inc. (a)	6
300	Kensey Nash Corp. (a)	7
3,980	MAKO Surgical Corp. (a)	136
2,100	Masimo Corp.	46
1,100	Natus Medical, Inc. (a)	10
3,600	Neoprobe Corp. (a)	11
1,600	NuVasive, Inc. (a)	27
1,800	NxStage Medical, Inc. (a)	38
700	Orthofix International NV (a)	24
785	Palomar Medical Technologies, Inc. (a)	6
600	Rockwell Medical Technologies, Inc. (a)	5
4,360	Sirona Dental Systems, Inc. (a)	185
2,300	Solta Medical, Inc. (a)	3
600	SonoSite, Inc. (a)	18
2,000	Stereotaxis, Inc. (a)	2
2,400	STERIS Corp.	70
400	SurModics, Inc. (a)	4
1,424	Symmetry Medical, Inc. (a)	11
20,324	Syneron Medical Ltd. (a)	201
500	Synovis Life Technologies, Inc. (a)	8
400	Tornier NV (a)	8
700	Uroplasty, Inc. (a)	3
2,100	Volcano Corp. (a)	62
1,600	Wright Medical Group, Inc. (a)	29
180	Young Innovations, Inc.	5
3,919	Zoll Medical Corp. (a)	148
		3,037
	Health Care Facilities — 1.02%
1,331	AmSurg Corp. (a)	30
780	Assisted Living Concepts, Inc., Class - A	10
1,095	Capital Senior Living Corp. (a)	7
1,200	Emeritus Corp. (a)	17
1,700	Five Star Quality Care, Inc. (a)	4
1,294	Hanger Orthopedic Group, Inc. (a)	24
3,638	HealthSouth Corp. (a)	54
2,014	Kindred Healthcare, Inc. (a)	17
10,280	LifePoint Hospitals, Inc. (a)	377
842	MedCath Corp. (a)	12
331	National Healthcare Corp.	11
1,200	Radnet, Inc. (a)	3
1,554	Select Medical Holdings Corp. (a)	10
983	Skilled Healthcare Group, Inc., Class - A (a)	4
2,200	Sunrise Senior Living, Inc. (a)	10
700	The Ensign Group, Inc.	16
500	U.S. Physical Therapy, Inc.	9
1,260	Vanguard Health Systems, Inc.	13
29,510	VCA Antech, Inc. (a)	472
		1,100
	Health Care Services — 1.13%
7,550	Accretive Health, Inc. (a)	160
453	Air Methods Corp. (a)	29
1,100	Alliance HealthCare Services, Inc. (a)	1
300	Almost Family, Inc. (a)	5
1,200	Amedisys, Inc. (a)	18
563	American Dental Partners, Inc. (a)	5
1,700	AMN Healthcare Services, Inc. (a)	7
1,000	Bio-Reference Laboratories, Inc. (a)	18
1,200	BioScrip, Inc. (a)	8
1,300	CardioNet, Inc. (a)	4

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Services (continued)
4,846	Catalyst Health Solutions, Inc. (a)	$280
850	Chemed Corp.	47
1,146	Continucare Corp. (a)	7
249	CorVel Corp. (a)	11
1,508	Cross Country Healthcare, Inc. (a)	6
1,100	ExamWorks Group, Inc. (a)	11
1,234	Gentiva Health Services, Inc. (a)	7
1,477	Healthways, Inc. (a)	14
11,379	HMS Holdings Corp. (a)	278
700	IPC The Hospitalist Co., Inc. (a)	25
400	Landauer, Inc.	20
600	LHC Group, Inc. (a)	10
3,315	MEDNAX, Inc. (a)	208
1,300	MedQuist Holdings, Inc. (a)	10
100	National Research Corp.	3
500	Providence Service Corp. (a)	5
1,188	Sun Healthcare Group, Inc. (a)	3
1,100	Team Health Holdings, Inc. (a)	18
		1,218
	Health Care Supplies — 1.27%
2,500	Align Technology, Inc. (a)	38
300	Alimera Sciences, Inc. (a)	2
3,900	Antares Pharma, Inc. (a)	9
66	Atrion Corp.	14
900	Bacterian International Holdings, Inc. (a)	2
1,600	Cerus Corp. (a)	3
566	Cynosure, Inc. (a)	6
2,000	Endologix, Inc. (a)	20
1,000	Haemonetics Corp. (a)	59
471	ICU Medical, Inc. (a)	17
1,064	Medical Action Industries, Inc. (a)	5
1,600	Meridian Bioscience, Inc.	25
1,680	Merit Medical Systems, Inc. (a)	22
5,074	Neogen Corp. (a)	176
1,900	OraSure Technologies, Inc. (a)	15
1,100	Quidel Corp. (a)	18
1,976	RTI Biologics, Inc. (a)	7
1,500	STAAR Surgical Co. (a)	12
900	Synergetics USA, Inc. (a)	5
10,484	The Cooper Cos., Inc.	830
1,400	The Spectranetics Corp. (a)	10
2,000	Unilife Corp. (a)	8
700	Vascular Solutions, Inc. (a)	8
1,400	West Pharmaceutical Services, Inc.	52
		1,363
	Health Care Technology — 0.50%
5,918	athenahealth, Inc. (a)	352
444	Computer Programs & Systems, Inc.	29
200	ePocrates, Inc. (a)	2
600	HealthStream, Inc. (a)	8
1,700	MedAssets, Inc. (a)	16
800	Medidata Solutions, Inc. (a)	13
2,100	Merge Healthcare, Inc. (a)	13
1,300	Omnicell, Inc. (a)	18
760	Quality Systems, Inc.	74
400	Transcend Services, Inc. (a)	9
		534
	Heavy Electrical Equipment — 0.05%
3,200	Active Power, Inc. (a)	4
500	AZZ, Inc.	19
4,600	Broadwind Energy, Inc. (a)	2
10,000	Capstone Turbine Corp. (a)	10
600	Global Power Equipment Group, Inc. (a)	14
100	PowerSecure International, Inc. (a)	1
3,638	Satcon Technology Corp. (a)	3
		53
	Home Entertainment Software — 0.07%
1,700	Glu Mobile, Inc. (a)	3
1,600	RealD, Inc. (a)	15
536	Renaissance Learning, Inc.	9
400	Rosetta Stone, Inc. (a)	4
500	SRS Labs, Inc. (a)	3
2,900	Take-Two Interactive Software, Inc. (a)	37
2,173	THQ, Inc. (a)	4
		75
	Home Furnishings — 0.31%
1,112	Ethan Allen Interiors, Inc.	15
2,108	Furniture Brands International, Inc. (a)	4
1,843	La-Z-Boy, Inc. (a)	14
202,726	Sealy Corp. (a)	300
		333
	Home Improvement Retail — 0.01%
900	Lumber Liquidators Holdings, Inc. (a)	14
	Homebuilding — 0.10%
3,119	Beazer Homes USA, Inc. (a)	5
263	Cavco Industries, Inc. (a)	9
2,726	Hovnanian Enterprises, Inc., Class - A (a)	3
3,100	KB Home	18
1,500	M.D.C. Holdings, Inc.	26
817	M/I Homes, Inc. (a)	5
1,122	Meritage Homes Corp. (a)	17
224	Skyline Corp.	2
3,625	Standard Pacific Corp. (a)	9
1,626	The Ryland Group, Inc.	17
		111
	Homefurnishing Retail — 0.08%
500	Cost Plus, Inc. (a)	3
707	Haverty Furniture Cos., Inc.	7
600	Kirkland's, Inc. (a)	6
3,819	Pier 1 Imports, Inc. (a)	37
2,200	Select Comfort Corp. (a)	31
		84
	Hotels, Resorts & Cruise Lines — 0.10%
700	Ambassadors Group, Inc.	4
1,390	Gaylord Entertainment Co. (a)	27
1,600	Interval Leisure Group, Inc. (a)	21
711	Morgans Hotel Group Co. (a)	4
3,884	Orient-Express Hotels Ltd., Class - A (a)	27
767	Red Lion Hotels Corp. (a)	5
822	Summit Hotel Properties, Inc.	6
973	The Marcus Corp.	10
		104
	Household Appliances — 0.23%
1,134	Helen of Troy Ltd. (a)	29
1,000	iRobot Corp. (a)	25
4,239	Snap-on, Inc.	188
		242
	Household Products — 0.06%
1,819	Central Garden & Pet Co., Class - A (a)	13
283	Oil-Dri Corp. of America	5
632	Spectrum Brands Holdings, Inc. (a)	15

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Products (continued)
700	WD-40 Co.	$28
		61
	Housewares & Specialties — 0.29%
1,641	American Greetings Corp., Class - A	30
153	Blyth, Inc.	9
379	CSS Industries, Inc.	6
500	Lifetime Brands, Inc.	5
4,955	Tupperware Brands Corp.	266
		316
	Human Resource & Employment Services — 0.12%
48	Barrett Business Services, Inc.	1
484	CDI Corp.	5
525	GP Strategies Corp. (a)	5
693	Heidrick & Struggles International, Inc.	11
1,200	Hudson Highland Group, Inc. (a)	4
900	Insperity, Inc.	20
1,090	Kelly Services, Inc., Class - A	12
1,300	Kforce, Inc. (a)	13
1,952	Korn/Ferry International (a)	24
1,534	On Assignment, Inc. (a)	11
1,740	TrueBlue, Inc. (a)	20
		126
	Hypermarkets & Super Centers — 0.04%
700	PriceSmart, Inc.	44
	Independent Power Producers & Energy Traders — 0.06%
2,800	Atlantic Power Corp.	40
4,250	Dynegy, Inc. (a)	17
700	Ormat Technologies, Inc.	11
		68
	Industrial Conglomerates — 0.16%
2,488	Carlisle Cos., Inc.	79
1,256	Kimball International, Inc., Class - B	6
800	Libbey, Inc. (a)	8
700	Raven Industries, Inc.	34
11	Seaboard Corp.	20
442	Standex International Corp.	14
1,033	Tredegar Corp.	15
		176
	Industrial Machinery — 3.30%
1,700	3D Systems Corp. (a)	24
2,580	Actuant Corp., Class - A	51
1,106	Albany International Corp., Class - A	20
1,100	Altra Holdings, Inc. (a)	13
243	Ampco-Pittsburgh Corp.	5
500	Badger Meter, Inc.	14
2,018	Barnes Group, Inc.	39
8,875	Blount International, Inc. (a)	119
1,780	Briggs & Stratton Corp.	24
1,200	Chart Industries, Inc. (a)	51
16,866	CIRCOR International, Inc.	495
2,083	CLARCOR, Inc.	86
1,000	Colfax Corp. (a)	20
781	Columbus McKinnon Corp. (a)	9
500	Dynamic Materials Corp.	8
1,700	Energy Recovery, Inc. (a)	5
810	ENPRO Industries, Inc. (a)	24
1,056	ESCO Technologies, Inc.	27
1,983	Flow International Corp. (a)	4
2,775	Force Protection, Inc. (a)	11
400	Graham Corp.	7
20,125	Harsco Corp.	390
200	Hurco Cos., Inc. (a)	4
4,833	IDEX Corp.	151
1,100	John Bean Technologies Corp.	16
398	Kadant, Inc. (a)	7
5,590	Kaydon Corp.	160
6,676	Kennametal, Inc.	219
391	L.B. Foster Co., Class - A	9
9,184	Lincoln Electric Holdings, Inc.	266
900	Lydall, Inc. (a)	8
700	Met-Pro Corp.	6
1,419	Mueller Industries, Inc.	55
90,631	Mueller Water Products, Inc., Class - A	225
700	NN, Inc. (a)	3
100	Omega Flex, Inc. (a)	1
3,830	Pall Corp.	162
1,613	Pentair, Inc.	52
700	PMFG, Inc. (a)	11
900	RBC Bearings, Inc. (a)	31
7,829	Robbins & Myers, Inc.	272
850	Sun Hydraulics Corp.	17
970	Tecumseh Products Co., Class - A (a)	7
800	Tennant Co.	28
625	The Gorman-Rupp Co.	15
749	The Middleby Corp. (a)	53
1,000	TriMas Corp. (a)	15
3,444	Valmont Industries, Inc.	268
1,096	Watts Water Technologies, Inc., Class - A	29
400	Xerium Technologies, Inc. (a)	4
		3,540
	Industrial Real Estate Investment Trusts — 0.18%
8,969	DCT Industrial Trust, Inc.	40
2,421	DuPont Fabros Technology, Inc.	48
1,023	EastGroup Properties, Inc.	39
3,263	First Industrial Realty Trust, Inc. (a)	26
1,794	First Potomac Realty Trust	22
1,130	Monmouth Real Estate Investment Corp., Class - A	9
600	STAG Industrial, Inc.	6
400	Terreno Realty Corp.	5
		195
	Insurance Brokers — 0.58%
15,600	Arthur J. Gallagher & Co.	410
1,000	Crawford & Co., Class - B	6
800	eHealth, Inc. (a)	11
1,568	National Financial Partners Corp. (a)	17
5,204	Willis Group Holdings PLC	179
		623
	Integrated Oil & Gas — 0.24%
5,278	Interoil Corp. (a)	257
	Integrated Telecommunication Services — 0.11%
1,800	Alaska Communications Systems Group, Inc.	12
400	Atlantic Tele-Network, Inc.	13
1,100	Cbeyond, Inc. (a)	8
8,144	Cincinnati Bell, Inc. (a)	25
1,076	Consolidated Communications Holdings, Inc.	19
800	FairPoint Communications, Inc. (a)	4
1,700	General Communication, Inc., Class - A (a)	14
500	HickoryTech Corp.	5

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Integrated Telecommunication Services (continued)
500	IDT Corp., Class - B	$10
500	SureWest Communications	5
		115
	Internet Retail — 0.10%
1,272	1-800-FLOWERS.COM, Inc., Class - A (a)	3
500	Blue Nile, Inc. (a)	18
200	Geeknet, Inc. (a)	4
1,100	NutriSystem, Inc.	13
600	Overstock.com, Inc. (a)	6
1,000	PetMed Express, Inc.	9
1,195	Shutterfly, Inc. (a)	49
500	U.S. Auto Parts Network, Inc. (a)	2
		104
	Internet Software & Services — 1.66%
6,400	Ancestry.com, Inc. (a)	150
700	Bankrate, Inc.	11
200	Carbonite, Inc.	2
20,347	Cogent Communications Group, Inc. (a)	274
4,713	comScore, Inc. (a)	80
4,400	Constant Contact, Inc. (a)	76
500	Cornerstone OnDemand, Inc. (a)	6
6,149	DealerTrack Holdings, Inc. (a)	96
200	Demand Media, Inc. (a)	2
1,900	Dice Holdings, Inc. (a)	15
7,397	Digital River, Inc. (a)	153
4,006	EarthLink, Inc.	26
800	Envestnet, Inc. (a)	8
476	Global Sources Ltd. (a)	3
1,269	InfoSpace, Inc. (a)	11
2,057	Internap Network Services Corp. (a)	10
1,300	Intralinks Holdings, Inc. (a)	10
1,900	j2 Global Communications, Inc.	51
600	Keynote Systems, Inc.	13
1,400	KIT Digital, Inc. (a)	12
2,300	Limelight Networks, Inc. (a)	5
800	Liquidity Services, Inc. (a)	26
2,100	LivePerson, Inc. (a)	21
800	LogMeln, Inc. (a)	27
700	LoopNet, Inc. (a)	12
931	Marchex, Inc., Class - B	8
1,911	ModusLink Global Solutions, Inc.	7
11,660	Monster Worldwide, Inc. (a)	84
6,500	Move, Inc. (a)	9
2,600	NIC, Inc.	30
944	OpenTable, Inc. (a)	44
3,200	Openwave Systems, Inc. (a)	5
854	Perficient, Inc. (a)	6
300	Quepasa Corp. (a)	1
18,800	QuinStreet, Inc. (a)	195
686	RealNetworks, Inc.	6
400	Responsys, Inc. (a)	4
1,000	RightNow Technologies, Inc. (a)	33
2,109	S1 Corp. (a)	19
1,200	Saba Software, Inc. (a)	7
500	SciQuest, Inc. (a)	8
300	SPS Commerce, Inc. (a)	5
400	Stamps.com, Inc.	8
1,200	Support.com, Inc. (a)	2
400	TechTarget (a)	2
500	The Active Network, Inc. (a)	7
200	Travelzoo, Inc. (a)	4
2,810	United Online, Inc.	15
3,101	ValueClick, Inc. (a)	48
2,950	VeriSign, Inc.	84
700	Vocus, Inc. (a)	12
1,200	Web.com Group, Inc. (a)	8
1,500	XO Group, Inc. (a)	12
2,300	Zix Corp. (a)	6
		1,779
	Investment Banking & Brokerage — 1.08%
3,000	BGC Partners, Inc., Class - A	18
2,626	Cowen Group, Inc., Class - A (a)	7
1,300	Duff & Phelps Corp., Class - A	14
1,091	Edelman Financial Group, Inc.	7
800	Evercore Partners, Inc., Class - A	18
2,771	FBR Capital Markets Corp. (a)	7
446	FXCM, Inc., Class - A	6
2,800	GFI Group, Inc.	11
2,100	Gleacher & Co., Inc. (a)	3
612	INTL FCStone, Inc. (a)	13
1,721	Investment Technology Group, Inc. (a)	17
10,982	Jefferies Group, Inc.	136
1,473	KBW, Inc.	20
15,560	KKR Financial Holdings LLC	116
19,413	Knight Capital Group, Inc., Class - A (a)	236
3,800	Ladenburg Thalmann Financial Services, Inc. (a)	6
6,684	MF Global Holdings Ltd. (a)	28
484	Oppenheimer Holdings, Inc., Class - A	8
572	Piper Jaffray Cos., Inc. (a)	10
6,505	Raymond James Financial, Inc.	169
11,538	Stifel Financial Corp. (a)	306
1,290	SWS Group, Inc.	6
		1,162
	IT Consulting & Other Services — 0.64%
3,300	Acxiom Corp. (a)	35
13,152	Amdocs Ltd. (a)	357
1,171	CACI International, Inc., Class - A (a)	58
2,289	CIBER, Inc. (a)	7
728	Computer Task Group, Inc. (a)	8
300	Dynamics Research Corp. (a)	3
600	Forrester Research, Inc.	20
1,250	iGATE Corp.	14
2,500	Lionbridge Technologies, Inc. (a)	6
825	ManTech International Corp., Class - A	26
1,400	MAXIMUS, Inc.	49
200	NCI, Inc., Class - A (a)	2
1,300	Ness Technologies, Inc. (a)	10
4,400	Sapient Corp.	45
400	ServiceSource International, Inc. (a)	5
700	The Hackett Group, Inc. (a)	3
1,731	Unisys Corp. (a)	27
600	Virtusa Corp. (a)	8
		683
	Leisure Facilities — 0.19%
1,200	International Speedway Corp., Class - A	28
1,692	Life Time Fitness, Inc. (a)	62
1,700	Six Flags Entertainment Corp.	47
694	Speedway Motorsports, Inc.	9
300	Town Sports International Holdings, Inc. (a)	2
1,431	Vail Resorts, Inc.	54
		202
	Leisure Products — 0.49%
378	Arctic Cat, Inc. (a)	6

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
3,700	Brunswick Corp.	$52
2,979	Callaway Golf Co.	15
21,648	JAKKS Pacific, Inc.	410
1,541	Leapfrog Enterprises, Inc. (a)	5
400	Marine Products Corp. (a)	1
2,400	Smith & Wesson Holding Corp. (a)	6
325	Steinway Musical Instruments, Inc. (a)	7
800	Sturm, Ruger & Co., Inc.	21
		523
	Life & Health Insurance — 1.73%
51,161	American Equity Investment Life Holding Co.	448
1,230	Citizens, Inc. (a)	8
54,253	CNO Financial Group, Inc. (a)	293
24,128	Delphi Financial Group, Inc., Class - A	519
504	FBL Financial Group, Inc., Class - A	13
243	Kansas City Life Insurance Co.	7
98	National Western Life Insurance Co., Class - A	13
1,058	Presidential Life Corp.	9
23,912	Primerica, Inc.	516
2,700	Symetra Financial Corp.	22
4,522	The Phoenix Cos., Inc. (a)	6
		1,854
	Life Sciences Tools & Services — 0.95%
2,361	Affymetrix, Inc. (a)	12
1,181	Albany Molecular Research, Inc. (a)	3
300	BG Medicine, Inc. (a)	1
18,743	Bruker Corp. (a)	254
11,200	Caliper Life Sciences, Inc. (a)	117
1,620	Cambrex Corp. (a)	8
400	Complete Genomics, Inc. (a)	2
590	Enzo Biochem, Inc. (a)	2
1,900	eResearchTechnology, Inc. (a)	8
5,100	Exelixis, Inc. (a)	28
300	Fluidigm Corp. (a)	4
400	Furiex Pharmaceuticals, Inc. (a)	6
3,770	Illumina, Inc. (a)	154
10,322	Luminex Corp. (a)	229
300	MEDTOX Scientific, Inc.	4
1,300	Pacific Biosciences of California, Inc. (a)	4
2,300	PAREXEL International Corp. (a)	44
8,617	QIAGEN NV (a)	119
4,000	Sequenom, Inc. (a)	20
		1,019
	Managed Health Care — 0.31%
2,041	Centene Corp. (a)	58
2,784	HealthSpring, Inc. (a)	101
1,214	Magellan Health Services, Inc. (a)	59
1,700	Metropolitan Health Networks, Inc. (a)	8
1,147	Molina Heathcare, Inc. (a)	18
851	Triple-S Management Corp., Class - B (a)	14
1,335	Universal American Corp.	13
1,700	WellCare Health Plans, Inc. (a)	65
		336
	Marine — 0.36%
6,722	Alexander & Baldwin, Inc.	245
800	Baltic Trading Ltd.	4
2,475	Eagle Bulk Shipping, Inc. (a)	4
2,100	Excel Maritime Carriers Ltd. (a)	4
1,355	Genco Shipping & Trading Ltd. (a)	11
281	International Shipholding Corp.	5
1,931	Kirby Corp. (a)	102
1,000	Overseas Shipholding Group, Inc.	14
1,260	Ultrapetrol Bahamas Ltd. (a)	3
		392
	Marine Ports & Services — 0.01%
519	CAI International, Inc. (a)	6
	Metal & Glass Containers — 0.92%
200	AEP Industries, Inc. (a)	4
7,255	AptarGroup, Inc.	324
21,188	Crown Holdings, Inc. (a)	649
1,193	Myers Industries, Inc.	12
		989
	Mortgage Real Estate Investment Trusts — 1.05%
254	American Capital Mortgage Investment Corp.	4
5,844	Annaly Capital Management, Inc.	97
5,064	Anworth Mortgage Asset Corp.	35
751	Apollo Commercial Real Estate Finance, Inc.	10
2,700	ARMOUR Residential REIT, Inc.	18
3,041	Capstead Mortgage Corp.	35
48,531	Chimera Investment Corp.	135
1,276	Colony Financial, Inc.	17
2,276	CreXus Investment Corp.	20
3,137	CYS Investments, Inc.	38
1,248	Dynex Capital, Inc.	10
2,880	Hatteras Financial Corp.	73
4,445	Invesco Mortgage Capital, Inc.	63
3,826	iStar Financial, Inc. (a)	22
13,813	MFA Financial, Inc.	97
4,138	Newcastle Investment Corp.	17
3,442	NorthStar Realty Finance Corp.	11
1,203	Pennymac Mortgage Investment Trust	19
1,227	RAIT Financial Trust	4
23,013	Redwood Trust, Inc.	257
2,193	Resource Capital Corp.	11
3,578	Starwood Property Trust, Inc.	61
5,457	Two Harbors Investment Corp.	48
958	Walter Investment Management Corp.	22
		1,124
	Movies & Entertainment — 0.30%
592	Ascent Media Corp., Class - A (a)	23
3,747	Cinemark Holdings, Inc.	71
24,300	Lions Gate Entertainment Corp. (a)	168
5,377	Live Nation, Inc. (a)	43
400	Rentrak Corp. (a)	5
1,182	World Wrestling Entertainment, Inc., Class - A	10
		320
	Multi-line Insurance — 0.33%
10,842	American Financial Group, Inc.	337
1,401	Horace Mann Educators Corp.	16
		353
	Multi-Sector Holdings — 0.05%
1,627	Compass Diversified Holdings, Inc.	20
1,793	PICO Holdings, Inc. (a)	37
		57
	Multi-Utilities — 0.63%
8,238	Black Hills Corp.	252
570	CH Energy Group, Inc.	30
See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
1,363	NorthWestern Corp.	$44
21,578	PNM Resources, Inc.	354
		680
	Office Real Estate Investment Trusts — 0.74%
4,252	Alexandria Real Estate Equities, Inc.	261
5,042	BioMed Realty Trust, Inc.	84
8,275	Corporate Office Properties Trust	180
2,610	Franklin Street Properties Corp.	30
1,349	Government Properties Income Trust	29
2,881	Highwoods Properties, Inc.	81
2,326	Kilroy Realty Corp.	73
4,771	Lexington Realty Trust	31
1,010	Mission West Properties, Inc.	8
2,500	MPG Office Trust, Inc. (a)	5
891	Parkway Properties, Inc.	10
		792
	Office Services & Supplies — 0.60%
400	A.T. Cross Co., Class - A (a)	4
2,352	ACCO Brands Corp. (a)	11
71,725	American Reprographics Co. (a)	241
1,300	APAC Customer Services, Inc. (a)	11
9,170	Herman Miller, Inc.	164
1,800	HNI Corp.	34
2,100	Interface, Inc., Class - A	25
1,900	Knoll, Inc.	26
1,100	Mine Safety Appliances Co.	30
2,980	Steelcase, Inc., Class - A	19
1,722	Sykes Enterprises, Inc. (a)	26
1,868	United Stationers, Inc.	51
		642
	Oil & Gas Drilling — 0.67%
7,747	Atwood Oceanics, Inc. (a)	266
4,634	Hercules Offshore, Inc. (a)	14
4,843	Noble Corp.	142
4,531	Parker Drilling Co. (a)	20
2,381	Pioneer Drilling Co. (a)	17
575	Union Drilling, Inc. (a)	3
6,725	Unit Corp. (a)	248
6,466	Vantage Drilling Co. (a)	8
		718
	Oil & Gas Equipment & Services — 1.36%
1,000	Basic Energy Services, Inc. (a)	14
1,387	Bristow Group, Inc.	59
519	C&J Energy Services, Inc.	9
3,789	Cal Dive International, Inc. (a)	7
8,970	Complete Production Services, Inc. (a)	169
2,008	Core Laboratories NV	180
252	Dawson Geophysical Co. (a)	6
6,201	Dril-Quip, Inc. (a)	334
2,600	Exterran Holdings, Inc. (a)	25
400	Geokinetics, Inc. (a)	1
700	Global Geophysical Services, Inc. (a)	6
4,273	Global Industries Ltd. (a)	34
573	Gulf Island Fabrication, Inc.	12
978	GulfMark Offshore, Inc., Class - A (a)	36
4,021	Helix Energy Solutions Group, Inc. (a)	53
979	Hornbeck Offshore Services, Inc. (a)	24
5,400	ION Geophysical Corp. (a)	26
4,997	Key Energy Services, Inc. (a)	47
1,200	Lufkin Industries, Inc.	64
1,137	Matrix Service Co. (a)	10
200	Mitcham Industries, Inc. (a)	2
572	Natural Gas Services Group, Inc. (a)	7
3,725	Newpark Resources, Inc. (a)	23
159	OYO Geospace Corp. (a)	9
426	PHI, Inc. (a)	8
200	RigNet, Inc. (a)	3
9,570	Superior Energy Services, Inc. (a)	251
1,203	Tesco Corp. (a)	14
3,141	TETRA Technologies, Inc. (a)	24
1,500	Willbros Group, Inc. (a)	6
		1,463
	Oil & Gas Exploration & Production — 1.94%
33,450	Abraxas Petroleum Corp. (a)	88
366	Apco Oil & Gas International, Inc.	27
832	Approach Resources, Inc. (a)	14
1,800	ATP Oil & Gas Corp. (a)	14
2,100	Berry Petroleum Co., Class - A	74
7,055	Bill Barrett Corp. (a)	256
4,749	BPZ Resources, Inc. (a)	13
3,823	Cabot Oil & Gas Corp.	237
1,600	Callon Petroleum Co. (a)	6
6,270	Carrizo Oil & Gas, Inc. (a)	135
250	Clayton Williams Energy, Inc. (a)	11
1,900	Comstock Resources, Inc. (a)	29
500	Contango Oil & Gas Co.	27
3,686	Continental Resources, Inc. (a)	178
6,070	Denbury Resources, Inc. (a)	70
1,500	Endeavour International Corp. (a)	12
1,160	Energy Partners Ltd. (a)	13
3,000	Energy XXI (Bermuda) Ltd. (a)	64
600	Evolution Petroleum Corp. (a)	4
2,100	FX Energy, Inc. (a)	9
2,300	Gastar Exploration Ltd. (a)	7
808	GeoResources, Inc. (a)	14
1,868	GMX Resources, Inc. (a)	4
1,000	Goodrich Petroleum Corp. (a)	12
1,675	Gulfport Energy Corp. (a)	41
1,189	Harvest Natural Resources, Inc. (a)	10
700	Houston American Energy Corp.	10
6,200	Hyperdynamics Corp. (a)	23
43	Isramco, Inc. (a)	2
8,394	Kodiak Oil & Gas Corp. (a)	44
4,500	Magnum Hunter Resources Corp. (a)	15
3,900	McMoRan Exploration Co. (a)	39
1,000	Miller Energy Resources, Inc. (a)	3
2,500	Northern Oil & Gas, Inc. (a)	48
2,400	Oasis Petroleum, Inc. (a)	54
300	Panhandle Oil & Gas, Inc., Class - A	9
1,635	Penn Virginia Corp.	9
842	Petroleum Development Corp. (a)	16
2,551	PetroQuest Energy, Inc. (a)	14
1,800	Resolute Energy Corp. (a)	20
2,150	Rosetta Resources, Inc. (a)	74
2,000	Stone Energy Corp. (a)	32
10,359	Swift Energy Co. (a)	252
1,600	Triangle Petroleum Corp. (a)	6
1,966	VAALCO Energy, Inc. (a)	10
937	Venoco, Inc. (a)	8
1,400	Voyager Oil & Gas, Inc. (a)	3
1,400	W&T Offshore, Inc.	19
2,836	Warren Resources, Inc. (a)	7
1,000	Zion Oil & Gas, Inc. (a)	2
		2,088

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Refining & Marketing — 0.91%
300	Alon USA Energy, Inc.	$2
1,900	Clean Energy Fuels Corp. (a)	21
3,600	CVR Energy, Inc. (a)	76
735	Delek US Holdings, Inc.	8
200	Gevo, Inc. (a)	1
524	Green Plains Renewable Energy, Inc. (a)	5
9,000	Rentech, Inc. (a)	7
17,222	Rex Energy Corp. (a)	218
2,900	Syntroleum Corp. (a)	3
2,074	Western Refining, Inc. (a)	26
18,570	World Fuel Services Corp.	606
		973
	Oil & Gas Storage & Transportation — 0.22%
3,321	Cheniere Energy, Inc. (a)	17
1,642	Crosstex Energy, Inc.	22
2,573	DHT Maritime, Inc.	5
136,440	Enbridge Energy Management LLC (a)	—
2,100	Frontline Ltd.	10
3,776	General Maritime Corp.	1
1,600	Golar LNG Ltd.	51
852	Knightsbridge Tankers Ltd.	14
1,689	Nordic American Tankers Ltd.	24
1,000	Scorpio Tankers, Inc. (a)	5
1,700	SemGroup Corp., Class - A (a)	34
1,629	Ship Finance International Ltd.	21
700	Targa Resources Corp.	21
1,400	Teekay Tankers Ltd., Class - A	7
		232
	Packaged Foods & Meats — 0.57%
1,885	B&G Foods, Inc., Class - A	31
500	Cal-Maine Foods, Inc.	16
500	Calavo Growers, Inc.	10
1,926	Chiquita Brands International, Inc. (a)	16
900	Diamond Foods, Inc.	72
1,442	Dole Food Co., Inc. (a)	14
200	Farmer Brothers Co.	1
524	Harbinger Group, Inc. (a)	3
486	Imperial Sugar Co.	3
600	J&J Snack Foods Corp.	29
751	Lancaster Colony Corp.	46
200	Lifeway Foods, Inc. (a)	2
700	Omega Protein Corp. (a)	6
1,400	Pilgrim's Pride Corp. (a)	6
900	Sanderson Farms, Inc.	43
454	Seneca Foods Corp., Class - A (a)	9
2,294	Smart Balance, Inc. (a)	14
4,934	Smithfield Foods, Inc. (a)	96
1,900	Snyders-Lance, Inc.	40
1,502	The Hain Celestial Group, Inc. (a)	46
927	Tootsie Roll Industries, Inc.	22
1,427	TreeHouse Foods, Inc. (a)	88
		613
	Paper Packaging — 0.16%
4,160	Boise, Inc.	21
6,380	Graphic Packaging Holding Co. (a)	22
5,345	Packaging Corp. of America	125
		168
	Paper Products — 0.16%
1,485	Buckeye Technologies, Inc.	36
910	Clearwater Paper Corp. (a)	31
1,565	KapStone Paper & Packaging Corp. (a)	22
608	Neenah Paper, Inc.	8
1,812	P.H. Glatfelter Co.	24
609	Schweitzer-Mauduit International, Inc.	34
2,104	Wausau Paper Corp.	13
		168
	Personal Products — 0.18%
1,015	Elizabeth Arden, Inc. (a)	29
600	Inter Parfums, Inc.	9
500	Medifast, Inc. (a)	8
400	Nature's Sunshine Products, Inc. (a)	6
2,200	Nu Skin Enterprises, Inc., Class - A	89
530	Nutraceutical International Corp. (a)	7
2,020	Prestige Brands Holdings, Inc. (a)	18
234	Revlon, Inc., Class - A (a)	3
668	Schiff Nutrition International, Inc. (a)	8
800	Synutra International, Inc. (a)	4
700	The Female Health Co.	3
300	USANA Health Sciences, Inc. (a)	8
		192
	Pharmaceuticals — 0.91%
400	Acura Pharmaceuticals, Inc. (a)	1
367	Aegerion Pharmaceuticals, Inc. (a)	5
2,300	Akorn, Inc. (a)	18
800	Ampio Pharmaceuticals, Inc. (a)	5
700	Ardea Biosciences, Inc. (a)	11
1,900	Auxilium Pharmaceuticals, Inc. (a)	29
4,500	AVANIR Pharmaceuticals, Inc., Class - A (a)	13
700	BioMimetic Therapeutics, Inc. (a)	2
1,500	Cadence Pharmaceuticals, Inc. (a)	10
2,400	Columbia Laboratories, Inc. (a)	5
1,600	Corcept Therapeutics, Inc. (a)	5
2,200	DepoMed, Inc. (a)	12
3,600	Durect Corp. (a)	6
600	Endocyte, Inc. (a)	6
369	Hi-Tech Pharmacal Co., Inc. (a)	12
2,600	Impax Laboratories, Inc. (a)	47
1,000	Ista Pharmaceuticals, Inc. (a)	4
900	Jazz Pharmaceuticals, Inc. (a)	37
1,400	K-V Pharmaceutical Co., Class - A (a)	2
100	Lannett Co, Inc. (a)	—
900	MAP Pharmaceuticals, Inc. (a)	13
2,502	Medicis Pharmaceutical Corp., Class - A	91
22,183	Nektar Therapeutics (a)	108
1,100	NeoStem, Inc. (a)	1
700	Obagi Medical Products, Inc. (a)	6
1,900	Optimer Pharmaceuticals, Inc. (a)	26
200	Pacira Pharmaceuticals, Inc. (a)	2
1,500	Pain Therapeutics, Inc.	7
1,463	Par Pharmaceutical Cos., Inc. (a)	39
200	Pernix Therapeutics Holdings, Inc. (a)	2
1,847	Perrigo Co.	179
1,100	POZEN, Inc. (a)	3
2,200	Questcor Pharmaceuticals, Inc. (a)	60
2,000	Raptor Pharmaceuticals Corp. (a)	9
300	Sagent Pharmaceuticals, Inc. (a)	6
2,342	Salix Pharmaceuticals Ltd. (a)	69
2,200	Santarus, Inc. (a)	6
500	Sucampo Pharmaceuticals, Inc., Class - A (a)	2
2,092	The Medicines Co. (a)	31
2,774	ViroPharma, Inc. (a)	50
3,600	VIVUS, Inc. (a)	29

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
1,100	XenoPort, Inc. (a)	$7
		976
	Photographic Products — 0.01%
10,900	Eastman Kodak Co. (a)	8
	Precious Metals & Minerals — 0.19%
3,392	Coeur d'Alene Mines Corp. (a)	73
1,100	Gold Resource Corp.	18
1,100	Golden Minerals Co. (a)	8
11,200	Hecla Mining Co. (a)	60
4,700	Paramount Gold & Silver Corp. (a)	11
4,100	Stillwater Mining Co. (a)	35
		205
	Property & Casualty Insurance — 2.58%
1,940	Alleghany Corp. (a)	560
442	American Safety Insurance Holdings Ltd. (a)	8
819	Amerisafe, Inc. (a)	15
842	AmTrust Financial Services, Inc.	19
26,581	Argo Group International Holdings Ltd.	754
408	Baldwin & Lyons, Inc., Class - B	9
164	Donegal Group, Inc., Class - A	2
281	EMC Insurance Group, Inc.	5
1,575	Employers Holdings, Inc.	20
33,347	First American Financial Corp.	427
286	FPIC Insurance Group, Inc. (a)	12
11,844	Global Indemnity PLC (a)	202
485	Hallmark Financial Services, Inc. (a)	4
414	Harleysville Group, Inc.	24
1,773	Hilltop Holdings, Inc. (a)	13
524	Infinity Property & Casualty Corp.	28
2,038	Meadowbrook Insurance Group, Inc.	18
358	National Interstate Corp.	8
900	OneBeacon Insurance Group Ltd., Class - A	12
1,166	ProAssurance Corp.	84
675	RLI Corp.	43
479	Safety Insurance Group, Inc.	18
589	SeaBright Insurance Holdings, Inc.	4
1,993	Selective Insurance Group, Inc.	26
394	State Auto Financial Corp.	5
13,371	Stewart Information Services Corp.	118
433	The Navigators Group, Inc. (a)	19
1,391	Tower Group, Inc.	32
712	United Fire & Casualty Co.	13
282	Universal Insurance Holdings, Inc.	1
9,176	W.R. Berkley Corp.	272
		2,775
	Publishing — 0.76%
1,000	AH Belo Corp., Class - A	4
1,443	Journal Communications, Inc., Class - A (a)	4
1,500	Meredith Corp.	34
946	Scholastic Corp.	27
1,520	The E.W. Scripps Co., Class - A (a)	11
2,200	The McClatchy Co., Class - A (a)	3
5,600	The New York Times Co., Class - A (a)	33
37,375	Valassis Communications, Inc. (a)	700
100	Value Line, Inc.	1
		817
	Railroads — 0.21%
1,600	Genesee & Wyoming, Inc., Class - A (a)	74
2,761	Kansas City Southern (a)	138
677	RailAmerica, Inc. (a)	9
		221
	Real Estate Development — 0.02%
411	Avatar Holdings, Inc. (a)	3
1,273	Forestar Group, Inc. (a)	14
		17
	Real Estate Operating Companies — 0.37%
600	Hudson Pacific Properties, Inc.	7
14,625	MI Developments, Inc., Class - A	388
		395
	Real Estate Services — 0.01%
900	Kennedy-Wilson Holdings, Inc.	10
	Regional Banks — 5.35%
508	1st Source Corp.	11
1,100	1st United Bancorp, Inc. (a)	5
241	Alliance Financial Corp.	7
1,188	Ameris Bancorp (a)	10
401	Ames National Corp.	6
341	Arrow Financial Corp.	8
263	BancFirst Corp.	9
202	Bancorp Rhode Island, Inc.	9
3,400	BancorpSouth, Inc.	30
280	Bank of Marin Bancorp	9
1,230	Bank of the Ozarks, Inc.	26
600	Banner Corp.	8
3,162	Boston Private Financial Holdings, Inc.	19
180	Bridge Bancorp, Inc.	3
423	Bryn Mawr Bank Corp.	7
370	Camden National Corp.	10
617	Capital City Bank Group, Inc.	6
63,571	CapitalSource, Inc.	390
1,144	Cardinal Financial Corp.	10
2,828	Cathay General Bancorp	32
500	Center Bancorp, Inc.	5
1,800	Center Financial Corp. (a)	8
1,133	Centerstate Banks, Inc.	6
600	Central Pacific Financial Corp. (a)	6
203	Century Bancorp, Inc., Class - A	5
1,035	Chemical Financial Corp.	16
522	Citizens & Northern Corp.	8
658	City Holding Co.	18
540	CNB Financial Corp.	7
1,190	CoBiz Financial, Inc.	5
14,429	Columbia Banking System, Inc.	207
1,459	Community Bank System, Inc.	33
492	Community Trust Bancorp, Inc.	11
8,560	Cullen/Frost Bankers, Inc.	393
3,277	CVB Financial Corp.	25
777	Eagle Bancorp, Inc. (a)	9
404	Enterprise Financial Services Corp.	5
5,158	F.N.B. Corp.	44
413	Financial Institutions, Inc.	6
747	First Bancorp North Carolina	7
487	First Bancorp, Inc. Maine	6
2,467	First Busey Corp.	11
3,736	First Commonwealth Financial Corp.	14
735	First Community Bancshares, Inc.	7
686	First Connecticut Bancorp, Inc.	8
2,145	First Financial Bancorp	30
1,213	First Financial Bankshares, Inc.	32
482	First Financial Corp.	13
600	First Interstate BancSystem, Inc.	6

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Regional Banks (continued)
1,295	First Merchants Corp.	$9
3,001	First Midwest Bancorp, Inc.	22
4,137	FirstMerit Corp.	47
568	German American Bancorp, Inc.	9
2,762	Glacier Bancorp, Inc.	26
367	Great Southern Bancorp, Inc.	6
400	Hampton Roads Bankshares, Inc. (a)	2
2,949	Hancock Holding Co.	79
2,900	Hanmi Financial Corp. (a)	2
666	Heartland Financial USA, Inc.	9
488	Heritage Financial Corp.	5
845	Home Bancshares, Inc.	18
660	Hudson Valley Holding Corp.	11
7,376	IBERIABANK Corp.	347
891	Independent Bank Corp.	19
1,955	International Bancshares Corp.	26
1,921	Investors Bancorp, Inc. (a)	24
1,085	Lakeland Bancorp, Inc.	8
652	Lakeland Financial Corp.	13
688	MainSource Financial Group, Inc.	6
2,021	MB Financial, Inc.	30
277	Merchants Bancshares, Inc.	7
408	Metro Bancorp, Inc. (a)	4
284	MidSouth Bancorp, Inc.	3
67,644	Nara Bancorp, Inc. (a)	411
327	National Bankshares, Inc.	8
118,896	National Penn Bancshares, Inc.	833
1,353	NBT Bancorp, Inc.	25
589	Northfield Bancorp, Inc.	8
3,508	Old National Bancorp	33
500	OmniAmerican Bancorp, Inc. (a)	7
1,900	Oriental Financial Group, Inc.	18
361	Orrstown Financial Services, Inc.	5
200	Pacific Capital Bancorp (a)	5
935	Pacific Continental Corp.	7
1,239	PacWest Bancorp	17
528	Park National Corp.	28
1,100	Park Sterling Corp. (a)	4
80	Penns Woods Bancorp, Inc.	3
417	Peoples Bancorp, Inc.	5
1,208	Pinnacle Financial Partners, Inc. (a)	13
2,228	PrivateBancorp, Inc.	17
1,804	Prosperity Bancshares, Inc.	59
859	Renasant Corp.	11
516	Republic Bancorp, Inc., Class - A	9
918	S&T Bancorp, Inc.	15
421	S.Y. Bancorp, Inc.	8
932	Sandy Spring Bancorp, Inc.	14
542	SCBT Financial Corp.	13
2,800	Seacoast Banking Corp. of Florida (a)	4
407	Sierra Bancorp	4
1,858	Signature Bank (a)	89
782	Simmons First National Corp., Class - A	17
554	Southside Bancshares, Inc.	10
826	Southwest Bancorp, Inc. (a)	3
540	State Bancorp, Inc.	6
1,300	State Bank Finacial Corp. (a)	16
756	StellarOne Corp.	8
1,050	Sterling Bancorp	8
1,100	Sterling Financial Corp. (a)	14
361	Suffolk Bancorp	3
1,400	Sun Bancorp, Inc. (a)	4
4,626	Susquehanna Bancshares, Inc.	25
1,670	SVB Financial Group (a)	62
500	Taylor Capital Group, Inc. (a)	3
70,698	TCF Financial Corp.	648
1,378	Texas Capital Bancshares, Inc. (a)	31
1,342	The Bancorp, Inc. (a)	10
200	The Bank of Kentucky Financial Corp.	4
240	The First of Long Island Corp.	5
297	Tompkins Financial Corp.	11
456	Tower Bancorp, Inc.	10
1,057	TowneBank	12
554	TriCo Bancshares	7
2,434	Trustmark Corp.	44
1,210	UMB Financial Corp.	39
4,454	Umpqua Holdings Corp.	39
868	Union First Market Bankshares Corp.	9
1,985	United Bankshares, Inc.	40
1,630	United Community Banks, Inc. (a)	14
663	Univest Corp. of Pennsylvania	9
1,100	Virginia Commerce Bancorp, Inc. (a)	6
786	Washington Banking Co.	8
514	Washington Trust Bancorp, Inc.	10
32,706	Webster Financial Corp.	500
966	WesBanco, Inc.	17
888	West Bancorp	8
656	West Coast Bancorp (a)	9
1,152	Westamerica Bancorp	44
2,894	Western Alliance Bancorp (a)	16
2,360	Wilshire Bancorp, Inc. (a)	6
1,417	Wintrust Financial Corp.	37
		5,743
	Reinsurance — 0.40%
3,426	Alterra Capital Holdings Ltd.	65
266	Enstar Group Ltd. (a)	25
2,539	Everest Re Group Ltd.	201
2,146	Flagstone Reinsurance Holdings SA	17
1,133	Greenlight Capital Re Ltd., Class - A (a)	23
2,126	Maiden Holdings Ltd.	16
2,299	Montpelier Re Holdings Ltd.	41
1,390	Platinum Underwriters Holdings Ltd.	43
		431
	Research and Consulting Services — 0.41%
1,750	Acacia Research Corp./Acacia Technologies LLC (a)	63
1,547	CBIZ, Inc. (a)	10
1,000	CoStar Group, Inc. (a)	52
480	CRA International, Inc. (a)	10
600	Exponent, Inc. (a)	25
500	Franklin Covey Co. (a)	4
1,602	FTI Consulting, Inc. (a)	59
1,161	Hill International, Inc. (a)	5
900	Huron Consulting Group, Inc. (a)	28
712	ICF International, Inc. (a)	13
600	Mistras Group, Inc. (a)	11
1,900	Navigant Consulting, Inc. (a)	18
2,600	Odyssey Marine Exploration, Inc. (a)	6
5,500	Pendrell Corp. (a)	12
1,900	Resources Connection, Inc.	19
400	RPX Corp. (a)	8
629	School Specialty, Inc. (a)	4
636	The Advisory Board Co. (a)	41
1,400	The Corporate Executive Board Co.	42
900	The Dolan Co. (a)	8

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Research and Consulting Services (continued)
41	VSE Corp.	$1
		439
	Residential Real Estate Investment Trusts — 0.99%
2,664	American Campus Communities, Inc.	99
1,677	Associated Estates Realty Corp.	26
1,168	Campus Crest Communities, Inc.	13
2,602	Education Realty Trust, Inc.	22
1,218	Equity Lifestyle Properties, Inc.	77
1,900	Home Properties, Inc.	108
10,334	Mid-America Apartment Communities, Inc.	622
1,917	Post Properties, Inc.	67
744	Sun Communities, Inc.	26
364	UMH Properties, Inc.	3
		1,063
	Restaurants — 0.86%
900	AFC Enterprises, Inc. (a)	11
500	Benihana, Inc., Class - A (a)	4
293	Biglari Holdings, Inc. (a)	87
1,000	BJ's Restaurant, Inc. (a)	44
1,130	Bob Evans Farms, Inc.	32
800	Bravo Brio Restaurant Group, Inc. (a)	13
4,525	Buffalo Wild Wings, Inc. (a)	271
300	Caribou Coffee Co., Inc. (a)	3
500	Carrols Restaurant Group, Inc. (a)	4
800	CEC Entertainment, Inc.	23
974	Cracker Barrel Old Country Store, Inc.	39
2,900	Denny's Corp. (a)	10
655	DineEquity, Inc. (a)	25
2,447	Domino's Pizza, Inc. (a)	67
200	Einstein Noah Restaurant Group, Inc.	3
1,754	Jack in the Box, Inc. (a)	35
2,500	Jamba, Inc. (a)	3
2,400	Krispy Kreme Doughnuts, Inc. (a)	16
371	McCormick & Schmick's Seafood Restaurants, Inc. (a)	3
816	O'Charley's, Inc. (a)	5
900	P.F. Chang's China Bistro, Inc.	24
800	Papa John's International, Inc. (a)	24
500	Peet's Coffee & Tea, Inc. (a)	28
517	Red Robin Gourmet Burgers, Inc. (a)	12
2,871	Ruby Tuesday, Inc. (a)	21
1,300	Ruth's Hospitality Group, Inc. (a)	6
2,500	Sonic Corp. (a)	18
2,350	Texas Roadhouse, Inc., Class - A	31
2,300	The Cheesecake Factory, Inc. (a)	57
		919
	Retail Real Estate Investment Trusts — 0.46%
1,455	Acadia Realty Trust	27
401	Agree Realty Corp.	9
82	Alexander's, Inc.	30
5,742	CBL & Associates Properties, Inc.	65
2,698	Cedar Shopping Centers, Inc.	8
1,972	Equity One, Inc.	31
1,048	Getty Realty Corp.	15
4,239	Glimcher Realty Trust	30
3,268	Inland Real Estate Corp.	24
2,333	Kite Realty Group Trust	9
3,658	National Retail Properties, Inc.	98
2,311	Pennsylvania Real Estate Investment Trust	18
1,525	Ramco-Gershenson Properties Trust	12
300	Saul Centers, Inc.	10
3,446	Tanger Factory Outlet Centers, Inc.	90
996	Urstadt Biddle Properties, Inc., Class - A	16
		492
	Security & Alarm Services — 0.11%
883	GeoEye, Inc. (a)	25
1,761	The Brink's Co.	41
2,626	The Geo Group, Inc. (a)	49
		115
	Semiconductor Equipment — 1.13%
1,809	Advanced Energy Industries, Inc. (a)	16
4,300	Amkor Technology, Inc. (a)	19
400	Amtech Systems, Inc. (a)	3
9,135	ATMI, Inc. (a)	144
4,900	Axcelis Technologies, Inc. (a)	6
1,500	AXT, Inc. (a)	8
2,648	Brooks Automation, Inc.	22
4,109	Cabot Microelectronics Corp. (a)	141
961	Cohu, Inc.	9
7,238	Cymer, Inc. (a)	269
5,373	Entegris, Inc. (a)	34
1,642	FEI Co. (a)	49
1,843	FormFactor, Inc. (a)	11
1,500	FSI International, Inc. (a)	3
5,000	GT Advanced Technologies, Inc. (a)	35
2,900	Kulicke & Soffa Industries, Inc. (a)	22
2,000	LTX-Credence Corp. (a)	11
16,550	MEMC Electronic Materials, Inc. (a)	87
2,113	MKS Instruments, Inc.	46
800	Nanometrics, Inc. (a)	12
900	PDF Solutions, Inc. (a)	4
2,287	Photronics, Inc. (a)	11
800	Rubicon Technology, Inc. (a)	9
1,305	Rudolph Technologies, Inc. (a)	9
2,049	Tessera Technologies, Inc. (a)	24
900	Ultra Clean Holdings, Inc. (a)	4
9,800	Ultratech, Inc. (a)	168
1,700	Veeco Instruments, Inc. (a)	41
		1,217
	Semiconductors — 4.33%
1,434	Advanced Analogic Technologies, Inc. (a)	6
600	Alpha & Omega Semiconductor Ltd. (a)	5
6,085	Altera Corp.	192
2,626	ANADIGICS, Inc. (a)	6
2,100	Applied Micro Circuits Corp. (a)	11
6,413	Cavium, Inc. (a)	173
900	CEVA, Inc. (a)	22
2,800	Cirrus Logic, Inc. (a)	41
246	CSR PLC - Sponsored ADR (a)	3
17,014	Cypress Semiconductor Corp.	255
39,125	Diodes, Inc. (a)	701
892	DSP Group, Inc. (a)	5
3,400	Entropic Communications, Inc. (a)	14
1,833	Exar Corp. (a)	11
13,331	Fairchild Semiconductor International, Inc. (a)	144
246	GSI Technology, Inc. (a)	1
1,251	Hittite Microwave Corp. (a)	61
800	Inphi Corp. (a)	7
29,262	Integrated Device Technology, Inc. (a)	151
1,000	Integrated Silicon Solution, Inc. (a)	8
14,315	International Rectifier Corp. (a)	267
843	IXYS Corp. (a)	9
3,200	Kopin Corp. (a)	11

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors (continued)
4,800	Lattice Semiconductor Corp. (a)	$25
9,866	Maxim Integrated Products, Inc.	230
600	MaxLinear, Inc., Class - A (a)	4
2,100	Micrel, Inc.	20
11,656	Microsemi Corp. (a)	186
700	Mindspeed Technologies, Inc. (a)	4
1,500	MIPS Technologies, Inc. (a)	7
20,300	Monolithic Power Systems, Inc. (a)	207
1,100	MoSys, Inc. (a)	4
2,800	NetLogic Microsystems, Inc. (a)	135
200	NVE Corp. (a)	12
7,314	OmniVision Technologies, Inc. (a)	103
5,920	ON Semiconductor Corp. (a)	42
973	Pericom Semiconductor Corp. (a)	7
1,700	PLX Technology, Inc. (a)	5
16,171	PMC-Sierra, Inc. (a)	97
2,030	Power Integrations, Inc.	62
3,900	Rambus, Inc. (a)	55
47,473	RF Micro Devices, Inc. (a)	301
14,660	Semtech Corp. (a)	309
1,305	Sigma Designs, Inc. (a)	10
3,452	Silicon Image, Inc. (a)	20
3,177	Silicon Laboratories, Inc. (a)	107
23,148	Skyworks Solutions, Inc. (a)	415
2,000	Spansion, Inc., Class - A (a)	24
963	Standard Microsystems Corp. (a)	19
400	Supertex, Inc. (a)	7
21,913	TriQuint Semiconductor, Inc. (a)	110
1,000	Volterra Semiconductor Corp. (a)	19
		4,650
	Soft Drinks — 0.04%
200	Coca-Cola Bottling Co. Consolidated	11
3,600	Heckmann Corp. (a)	19
500	National Beverage Corp.	8
398	Primo Water Corp. (a)	2
		40
	Specialized Consumer Services — 0.51%
6,666	Coinstar, Inc. (a)	267
2,500	Hillenbrand, Inc.	46
526	Mac-Gray Corp.	7
1,200	Matthews International Corp., Class - A	37
2,121	Regis Corp.	30
4,449	Sotheby's	123
600	Steiner Leisure Ltd. (a)	24
3,067	Stewart Enterprises, Inc., Class - A	18
		552
	Specialized Finance — 0.65%
121	California First National Bancorp	2
600	Encore Capital Group, Inc. (a)	13
1,200	MarketAxess Holdings, Inc.	31
500	Marlin Business Services Corp. (a)	5
415	Medallion Financial Corp.	4
2,780	Moody's Corp.	85
1,087	NewStar Financial, Inc. (a)	10
30,789	PHH Corp. (a)	495
700	Portfolio Recovery Associates, Inc. (a)	44
1,046	Primus Guaranty Ltd. (a)	6
500	THL Credit, Inc.	5
		700
	Specialized Real Estate Investment Trusts — 1.25%
1,717	Ashford Hospitality Trust	12
500	Chatham Lodging Trust	5
1,294	Chesapeake Lodging Trust	16
1,720	Cogdell Spencer, Inc.	6
4,044	CubeSmart	34
65,699	DiamondRock Hospitality Co.	459
1,779	Entertainment Properties Trust	69
3,637	Extra Space Storage, Inc.	68
4,934	FelCor Lodging Trust, Inc. (a)	12
2,985	Healthcare Realty Trust, Inc.	50
5,244	Hersha Hospitality Trust	18
3,247	LaSalle Hotel Properties	62
1,195	LTC Properties, Inc.	30
4,022	Medical Properties Trust, Inc.	36
988	National Health Investors, Inc.	42
4,124	OMEGA Healthcare Investors, Inc.	66
2,100	Pebblebrook Hotel Trust	33
5,831	Potlatch Corp.	184
1,100	RLJ Lodging Trust	14
988	Sabra Health Care REIT, Inc.	9
1,027	Sovran Self Storage, Inc.	38
7,121	Strategic Hotels & Resorts, Inc. (a)	31
4,418	Sunstone Hotel Investors, Inc. (a)	25
582	Universal Health Realty Income Trust	20
		1,339
	Specialty Chemicals — 1.11%
3,986	A. Schulman, Inc.	68
4,543	Albemarle Corp.	184
933	Arch Chemicals, Inc.	44
1,200	Balchem Corp.	45
3,900	Chemtura Corp. (a)	39
3,518	Ferro Corp. (a)	22
2,000	Flotek Industries, Inc. (a)	9
800	FutureFuel Corp.	8
1,799	H.B. Fuller Co.	33
900	Innophos Holdings, Inc.	36
900	Innospec, Inc. (a)	22
200	KMG Chemicals, Inc.	2
1,136	Kraton Performance Polymers, Inc. (a)	18
1,200	Landec Corp. (a)	6
699	Minerals Technologies, Inc.	34
2,777	NewMarket Corp.	422
1,251	OM Group, Inc. (a)	32
1,900	Omnova Solutions, Inc. (a)	7
3,805	PolyOne Corp.	41
574	Quaker Chemical Corp.	15
1,600	Senomyx, Inc. (a)	6
1,899	Sensient Technologies Corp.	62
300	Stepan Co.	20
900	Zep, Inc.	13
1,094	Zoltek Cos., Inc. (a)	7
		1,195
	Specialty Stores — 0.70%
1,160	Barnes & Noble, Inc.	14
800	Big 5 Sporting Goods Corp.	5
971	Build-A-Bear Workshop, Inc. (a)	5
1,768	Cabela's, Inc. (a)	36
798	Conn's, Inc. (a)	6
900	GNC Acquisition Holdings, Inc., Class - A (a)	18
1,100	Hibbett Sports, Inc. (a)	37
1,200	MarineMax, Inc. (a)	8
11,300	Office Depot, Inc. (a)	23
3,524	OfficeMax, Inc. (a)	17
See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Stores (continued)
282	Teavana Holdings, Inc. (a)	$6
8,356	Tractor Supply Co.	523
1,000	Vitamin Shoppe, Inc. (a)	37
520	West Marine, Inc. (a)	4
100	Winmark Corp.	5
1,200	Zale Corp. (a)	3
		747
	Steel — 0.42%
638	A.M. Castle & Co. (a)	7
3,000	Allegheny Technologies, Inc.	111
5,836	Carpenter Technology Corp.	262
507	Haynes International, Inc.	22
500	Metals USA Holdings Corp. (a)	4
450	Olympic Steel, Inc.	8
328	Universal Stainless & Alloy Products, Inc. (a)	8
2,288	Worthington Industries, Inc.	32
		454
	Systems Software — 0.66%
1,520	Ariba, Inc. (a)	42
1,800	CommVault Systems, Inc. (a)	67
1,300	DemandTec, Inc. (a)	8
1,200	FalconStor Software, Inc. (a)	3
1,150	NetSuite, Inc. (a)	31
600	OPNET Technologies, Inc.	21
11,948	Progress Software Corp. (a)	210
5,731	Rovi Corp. (a)	246
1,200	Sourcefire, Inc. (a)	32
2,200	TeleCommunication Systems, Inc., Class - A (a)	8
1,100	VASCO Data Security International, Inc. (a)	6
3,300	Wave Systems Corp., Class - A (a)	8
1,600	Websense, Inc. (a)	28
		710
	Technology Distributors — 1.13%
756	Agilysys, Inc. (a)	5
16,720	Brightpoint, Inc. (a)	154
732	Electro Rent Corp.	10
1,850	Insight Enterprises, Inc. (a)	28
524	PC Connection, Inc. (a)	4
600	Richardson Electronics Ltd.	8
9,524	ScanSource, Inc. (a)	282
8,805	SYNNEX Corp. (a)	231
11,300	Tech Data Corp. (a)	489
		1,211
	Textiles — 0.01%
749	Unifi, Inc. (a)	6
	Thrifts & Mortgage Finance — 0.91%
853	Abington Bancorp, Inc.	6
300	Apollo Residential Mortgage, Inc.	5
3,572	Astoria Financial Corp.	28
1,915	Bank Mutual Corp.	5
1,109	BankFinancial Corp.	7
1,083	Beneficial Mutual Bancorp, Inc. (a)	8
831	Berkshire Hills Bancorp, Inc.	15
400	Bofl Holding, Inc. (a)	5
2,422	Brookline Bancorp, Inc.	19
485	Clifton Savings Bancorp, Inc.	5
1,074	Dime Community Bancshares	11
4,926	Doral Financial Corp. (a)	5
619	ESB Financial Corp.	7
441	ESSA Bancorp, Inc.	5
500	Federal Agricultural Mortgage Corp., Class - C	10
400	First Defiance Financial Corp. (a)	5
606	First Financial Holdings, Inc.	2
300	First PacTrust Bancorp, Inc.	3
7,686	Flagstar Bancorp, Inc. (a)	4
1,421	Flushing Financial Corp.	15
346	Fox Chase Bancorp, Inc.	4
500	Franklin Financial Corp. (a)	6
865	Home Federal Bancorp, Inc.	7
546	Kearny Financial Corp.	5
217	Meridian Interstate Bancorp, Inc. (a)	2
7,002	MGIC Investment Corp. (a)	13
3,814	Northwest Bancshares, Inc.	45
536	OceanFirst Financial Corp.	6
2,747	Ocwen Financial Corp. (a)	36
1,916	Oritani Financial Corp.	25
18,750	Provident Financial Services, Inc.	202
1,246	Provident New York Bancorp	7
4,621	Radian Group, Inc.	10
1,132	Rockville Financial, Inc.	11
281	Roma Financial Corp.	2
565	Territorial Bancorp, Inc.	11
6,403	The PMI Group, Inc. (a)	1
3,614	TrustCo Bank Corp.	16
518	United Financial Bancorp, Inc.	7
1,360	ViewPoint Financial Group, Inc.	16
400	Walker & Dunlop, Inc. (a)	5
897	Westfield Financial, Inc.	6
11,685	WSFS Financial Corp.	369
		982
	Tires & Rubber — 0.02%
2,400	Cooper Tire & Rubber Co.	26
	Tobacco — 0.08%
3,431	Alliance One International, Inc. (a)	9
4,000	Star Scientific, Inc. (a)	9
845	Universal Corp.	30
1,941	Vector Group Ltd.	33
		81
	Trading Companies & Distributors — 1.03%
869	Aceto Corp.	5
2,312	Aircastle Ltd.	22
9,826	Applied Industrial Technologies, Inc.	267
1,800	Beacon Roofing Supply, Inc. (a)	29
1	BlueLinx Holdings, Inc. (a)	—
300	DXP Enterprises, Inc. (a)	6
4,274	GATX Corp.	132
1,090	H&E Equipment Services, Inc. (a)	9
700	Houston Wire & Cable Co.	8
15,550	Interline Brands, Inc. (a)	200
1,040	Kaman Corp.	29
240	Lawson Products, Inc.	3
2,759	RSC Holdings, Inc. (a)	20
1,349	Rush Enterprises, Inc., Class - A (a)	19
356	SeaCube Container Leasing Ltd.	4
900	TAL International Group, Inc.	22
500	Textainer Group Holdings Ltd.	10
641	Titan Machinery, Inc. (a)	12
2,488	United Rentals, Inc. (a)	42

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
5,201	Watsco, Inc.	$266
		1,105
	Trucking — 1.12%
318	AMERCO, Inc. (a)	20
966	Arkansas Best Corp.	16
4,300	Avis Budget Group, Inc. (a)	42
743	Celadon Group, Inc.	7
30,200	Con-way, Inc.	668
1,200	Dollar Thrifty Automotive Group, Inc. (a)	68
2,000	Heartland Express, Inc.	27
2,400	Knight Transportation, Inc.	32
4,339	Landstar System, Inc.	172
537	Marten Transport Ltd.	9
1,900	Old Dominion Freight Line, Inc. (a)	55
237	Patriot Transportation Holding, Inc. (a)	5
600	Quality Distribution, Inc. (a)	5
300	Roadrunner Transportation Systems, Inc. (a)	4
675	Saia, Inc. (a)	7
3,200	Swift Transportation Co. (a)	21
324	Universal Truckload Services, Inc.	4
1,794	Werner Enterprises, Inc.	37
300	Zipcar, Inc. (a)	5
		1,204
	Water Utilities — 0.10%
718	American States Water Co.	24
365	Artesian Resources Corp., Class - A	6
500	Cadiz, Inc. (a)	4
1,574	California Water Service Group	28
285	Connecticut Water Service, Inc.	7
566	Consolidated Water Co. Ltd.	5
687	Middlesex Water Co.	12
100	Pennichuck Corp.	3
524	SJW Corp.	11
404	The York Water Co.	7
		107
	Wireless Telecommunication Services — 0.56%
2,500	Leap Wireless International, Inc. (a)	17
16,957	MetroPCS Communications, Inc. (a)	148
7,604	NII Holdings, Inc. (a)	205
1,200	NTELOS Holdings Corp.	21
5,530	SBA Communications Corp., Class - A (a)	191
900	Shenandoah Telecommunications Co.	10
922	USA Mobility, Inc.	12
		604
	Total Common Stocks	105,586
	Preferred Stock — 0.03%
	Home Furnishings — 0.03%
606	Sealy Corp.	28
	Total Preferred Stock	28
	Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.	—
	Electronic Manufacturing Services — 0.00%
1,000	Gerber Scientific, Inc.	—
	Total Rights	—
	Warrant — 0.00%
	Oil & Gas Exploration & Production — 0.00%
450	Magnum Hunter Resources Corp. (a)	—
	Total Warrant	—
	U.S. Treasury Obligations — 0.07%
$20	U.S. Treasury Bills, 0.01%, 10/20/11 (b)(c)	20
6	U.S. Treasury Bills, 0.02%, 3/29/12 (b)(c)	6
31	U.S. Treasury Bills, 0.02%, 11/17/11 (b)(c)	30
24	U.S. Treasury Bills, 0.01%, 2/23/12 (b)(c)	24
	Total U.S. Treasury Obligations	80
	Time Deposit — 1.63%
1,754	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/3/11	1,754
	Total Time Deposit	1,754
	Mutual Fund — 0.44%
471,935	Alliance Money Market Fund Prime Portfolio, 0.06% (d)	472
	Total Mutual Fund	472
	Total Investments
	(cost $112,040) — 100.51%	107,920
	Liabilities in excess of other assets — (0.51)%	(550)
	Net Assets — 100.00%	$107,370

Amounts designated as " - " are $0 or have been rounded to $0.
(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	The rate disclosed is the rate in effect on September 30, 2011.

ADR - American Depositary Receipt
NYS – New York Registered Shares
REIT - Real Estate Investment Trust

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The Small Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	22.05%	22.58%	18.13%	35.58%	98.34%
Preferred Stock	-	-	0.03%	-	0.03%
Rights	-	-	-	0.00%	0.00%
Warrant	-	-	-	0.00%	0.00%
U.S. Treasury Obligations	-	-	-	0.07%	0.07%
Time Deposit	0.19%	0.21%	1.23%	-	1.63%
Mutual Fund	-	-	-	0.44%	0.44%
Total Investments	22.24%	22.79%	19.39%	36.09%	100.51%

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2011.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
9	Russell 2000 Mini Future	$577	Dec-11	$(39)
	Net Unrealized Appreciation/(Depreciation)			$(39)

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.27%
	Advertising — 0.87%
162,207	Harte-Hanks, Inc.	$1,376
	Aerospace & Defense — 3.78%
1,598	AAR Corp.	27
1,357	Ceradyne, Inc. (a)	37
500	Cubic Corp.	20
39,767	Curtiss-Wright Corp.	1,146
554	Ducommun, Inc.	8
10,617	Esterline Technologies Corp. (a)	550
800	GenCorp, Inc. (a)	4
1,316	Goodrich Corp.	159
54,870	Hexcel Corp. (a)	1,216
28,550	Huntington Ingalls Industries, Inc. (a)	695
1,756	Kratos Defense & Security Solutions, Inc. (a)	12
245	LMI Aerospace, Inc. (a)	4
13,043	Moog, Inc., Class - A (a)	425
36,208	Orbital Sciences Corp. (a)	463
25,803	TASER International, Inc. (a)	111
1,413	Teledyne Technologies, Inc. (a)	69
1,000	The Keyw Holding Corp. (a)	7
20,632	Triumph Group, Inc.	1,006
		5,959
	Agricultural Products — 0.22%
113	Alico, Inc.	2
7,646	Corn Products International, Inc.	300
1,953	Fresh Del Monte Produce, Inc.	45
111	Griffin Land & Nurseries, Inc.	3
		350
	Air Freight & Logistics — 0.33%
3,121	Air Transport Services Group, Inc. (a)	14
1,448	Atlas Air Worldwide Holdings, Inc. (a)	48
8,848	Hub Group, Inc., Class - A (a)	250
1,700	Pacer International, Inc. (a)	6
16,000	UTI Worldwide, Inc.	209
		527
	Airlines — 0.77%
4,369	Alaska Air Group, Inc. (a)	246
2,700	Hawaiian Holdings, Inc. (a)	11
38,749	JetBlue Airways Corp. (a)	159
2,490	Republic Airways Holdings, Inc. (a)	7
2,944	SkyWest, Inc.	34
1,000	Spirit Airlines, Inc. (a)	13
36,100	United Continental Holdings, Inc. (a)	700
8,803	US Airways Group, Inc. (a)	48
		1,218
	Airport Services — 0.01%
700	Wesco Aircraft Holdings, Inc.	8
	Alternative Carriers — 0.19%
591	Global Crossing Ltd. (a)	14
4,800	Globalstar, Inc. (a)	2
2,100	Iridium Communications, Inc. (a)	13
1,800	PAETEC Holding Corp. (a)	10
38,034	Premiere Global Services, Inc. (a)	244
4,300	Vonage Holdings Corp. (a)	11
		294
	Aluminum — 0.03%
2,834	Century Aluminum Co. (a)	25
567	Kaiser Aluminum Corp.	25
		50
	Apparel Retail — 1.29%
62,850	Aeropostale, Inc. (a)	679
2,100	bebe Stores, Inc.	14
2,374	Brown Shoe Co., Inc.	17
2,300	Casual Male Retail Group, Inc. (a)	9
6,052	Charming Shoppes, Inc. (a)	16
33,635	Chico's FAS, Inc.	384
1,940	Christopher & Banks Corp.	7
800	Citi Trends, Inc. (a)	9
3,300	Coldwater Creek, Inc. (a)	4
3,366	Collective Brands, Inc. (a)	44
12,015	Francesca's Holdings Corp.	255
1,201	Genesco, Inc. (a)	62
2,440	Hot Topic, Inc.	19
1,498	New York & Co., Inc. (a)	5
2,615	Pacific Sunwear of California, Inc. (a)	3
513	Shoe Carnival, Inc. (a)	12
1,679	Stage Stores, Inc.	23
1,533	Stein Mart, Inc.	10
400	Syms Corp. (a)	3
6,662	The Buckle, Inc.	256
1,400	The Children's Place Retail Stores, Inc. (a)	65
1,984	The Finish Line, Inc., Class - A	40
2,365	The Men's Wearhouse, Inc.	62
3,801	The Talbots, Inc. (a)	10
5,000	Wet Seal, Inc., Class - A (a)	22
		2,030
	Apparel, Accessories & Luxury Goods — 1.34%
400	Carter's, Inc. (a)	12
186	Columbia Sportswear Co.	9
400	Delta Apparel, Inc. (a)	6
5,900	Hanesbrands, Inc. (a)	148
369	Kenneth Cole Productions, Inc., Class - A (a)	4
4,900	Liz Claiborne, Inc. (a)	24
854	Movado Group, Inc.	10
602	Perry Ellis International, Inc. (a)	11
7,062	Quiksilver, Inc. (a)	22
109,026	The Jones Group, Inc.	1,004
400	The Warnaco Group, Inc. (a)	18
6,168	Under Armour, Inc., Class - A (a)	410
11,860	Vera Bradley, Inc. (a)	428
		2,106
	Application Software — 2.17%
2,957	Accelrys, Inc. (a)	18
2,000	Advent Software, Inc. (a)	42
11,110	BroadSoft, Inc. (a)	337
500	Ebix, Inc. (a)	7
1,600	EPIQ Systems, Inc.	20
178	ePlus, Inc. (a)	5
881	Fair Isaac Corp.	19
7,482	Informatica Corp. (a)	306
1,858	JDA Software Group, Inc. (a)	44
2,910	Mentor Graphics Corp. (a)	28
19,681	Parametric Technology Corp. (a)	303
15,115	PROS Holdings, Inc. (a)	195
7,725	QLIK Technologies, Inc. (a)	167
2,281	Quest Software, Inc. (a)	36
1,900	Smith Micro Software, Inc. (a)	3
10,030	SolarWinds, Inc. (a)	221
1,400	SS&C Technologies Holdings, Inc. (a)	20
26,967	SuccessFactors, Inc. (a)	620
7,905	Taleo Corp., Class - A (a)	203
11,965	The Ultimate Software Group, Inc. (a)	559

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Application Software (continued)
29,245	TiVo, Inc. (a)	$273
		3,426
	Asset Management & Custody Banks — 1.13%
10,660	Apollo Investment Corp.	80
300	Arlington Asset Investment Corp., Class - A	7
137	Artio Global Investors, Inc.	1
3,921	BlackRock Kelso Capital Corp.	29
936	Calamos Asset Management, Inc., Class - A	9
185	Capital Southwest Corp.	14
600	CIFC Corp. (a)	3
203	Cohen & Steers, Inc.	6
200	Fidus Investment Corp.	2
30,231	Fifth Street Finance Corp.	282
36,390	Financial Engines, Inc. (a)	659
112	GAMCO Investors, Inc., Class - A	4
1,033	Gladstone Capital Corp.	7
1,373	Gladstone Investment Corp.	9
538	Golub Capital BDC LLC	8
1,983	Harris & Harris Group, Inc. (a)	7
2,482	Hercules Technology Growth Capital, Inc.	21
1,942	ICG Group, Inc. (a)	18
1,023	Kohlberg Capital Corp.	6
1,116	Main Street Capital Corp.	20
4,461	MCG Capital Corp.	18
554	Medley Capital Corp.	6
1,462	MVC Capital, Inc.	15
408	New Mountain Finance Corp.	5
1,147	NGP Capital Resources Co.	7
2,534	PennantPark Investment Corp.	23
6,136	Prospect Capital Corp.	52
1,077	Safeguard Scientifics, Inc. (a)	16
1,951	Solar Capital Ltd.	39
395	Solar Senior Capital Ltd.	6
1,813	TICC Capital Corp.	15
1,295	Triangle Capital Corp.	20
22	Virtus Investment Partners, Inc. (a)	1
14,776	Waddell & Reed Financial, Inc., Class - A	369
		1,784
	Auto Parts & Equipment — 0.43%
2,800	American Axle & Manufacturing Holdings, Inc. (a)	21
4,604	Autoliv, Inc.	223
487	Dana Holding Corp. (a)	5
589	Drew Industries, Inc.	12
3,222	Exide Technologies (a)	13
900	Fuel Systems Solutions, Inc. (a)	17
5,152	Gentex Corp.	124
23,983	Modine Manufacturing Co. (a)	217
700	Motorcar Parts of America, Inc. (a)	6
200	Shiloh Industries, Inc.	2
2,189	Spartan Motors, Inc.	9
1,064	Standard Motor Products, Inc.	14
1,234	Superior Industries International, Inc.	19
		682
	Automobile Manufacturers — 0.45%
29,345	Tesla Motors, Inc. (a)	716
	Automotive Retail — 0.12%
291	America's Car-Mart, Inc. (a)	9
1,600	Asbury Automotive Group, Inc. (a)	26
1,357	Group 1 Automotive, Inc.	48
1,171	Lithia Motors, Inc., Class - A	17
2,392	Penske Automotive Group, Inc.	38
2,177	Sonic Automotive, Inc., Class - A	24
2,957	The Pep Boys - Manny, Moe & Jack	29
		191
	Biotechnology — 2.26%
1,000	Affymax, Inc. (a)	4
1,600	Allos Therapeutics, Inc. (a)	3
1,000	AMAG Pharmaceuticals, Inc. (a)	15
7,300	Arena Pharmaceuticals, Inc. (a)	11
1,700	Array BioPharma, Inc. (a)	3
2,818	Astex Pharmaceuticals, Inc. (a)	5
7,543	BioMarin Pharmaceutical, Inc. (a)	240
1,100	Cell Therapeutics, Inc. (a)	1
2,000	Celldex Therapeutics, Inc. (a)	5
51,010	Cepheid, Inc. (a)	1,981
1,200	Curis, Inc. (a)	4
700	Cytori Therapeutics, Inc. (a)	2
1,000	Dyax Corp. (a)	1
2,100	Enzon Pharmaceuticals, Inc. (a)	15
20,255	Exact Sciences Corp. (a)	134
10,758	Genomic Health, Inc. (a)	236
5,400	Geron Corp. (a)	11
2,100	Idenix Pharmaceuticals, Inc. (a)	10
1,200	ImmunoGen, Inc. (a)	13
9,030	Incyte Corp. (a)	126
900	Inhibitex, Inc. (a)	2
1,300	Insmed, Inc. (a)	7
1,600	InterMune, Inc. (a)	32
6,196	Lexicon Pharmaceuticals, Inc. (a)	6
1,681	Maxygen, Inc.	9
500	Metabolix, Inc. (a)	2
2,400	Micromet, Inc. (a)	12
22,127	Nanosphere, Inc. (a)	22
800	Neurocrine Biosciences, Inc. (a)	5
1,600	Novavax, Inc. (a)	3
12,400	NPS Pharmaceuticals, Inc. (a)	81
600	Oncothyreon, Inc. (a)	4
1,300	PDL BioPharma, Inc.	7
5,887	Pharmasset, Inc. (a)	485
489	Progenics Pharmaceuticals, Inc. (a)	3
900	Rigel Pharmaceuticals, Inc. (a)	7
1,100	Savient Pharmaceuticals, Inc. (a)	4
2,570	Theravance, Inc. (a)	52
400	Vical, Inc. (a)	1
1,600	Zalicus, Inc. (a)	2
		3,566
	Brewers — 0.00%
400	Craft Brewers Alliance, Inc. (a)	2
	Broadcasting — 0.05%
3,500	Belo Corp., Class - A	17
657	Crown Media Holdings, Inc., Class - A (a)	1
1,200	Cumulus Media, Inc., Class - A (a)	3
1,300	Entercom Communications Corp., Class - A (a)	7
1,100	Entravision Communications Corp., Class - A (a)	1
424	Fisher Communications, Inc. (a)	10
3,300	Gray Television, Inc. (a)	5
1,538	LIN TV Corp., Class - A (a)	3
600	Nexstar Broadcasting Group, Inc., Class - A (a)	4
200	Saga Communications, Inc., Class - A (a)	6

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Broadcasting (continued)
2,471	Sinclair Broadcast Group, Inc., Class - A	$18
		75
	Building Products — 1.47%
10,466	A.O. Smith Corp.	335
551	American Woodmark Corp.	7
549	Ameron International Corp.	47
12,042	Apogee Enterprises, Inc.	103
2,624	Builders FirstSource, Inc. (a)	3
9,025	Fortune Brands Home & Security, Inc. (a)	112
1,708	Gibraltar Industries, Inc. (a)	14
130,280	Griffon Corp. (a)	1,066
871	Insteel Industries, Inc.	9
10,100	Lennox International, Inc.	260
1,100	NCI Building Systems, Inc. (a)	8
2,089	Quanex Building Products Corp.	23
2,312	Simpson Manufacturing Co., Inc.	58
3,900	Trex Co., Inc. (a)	62
8,388	Universal Forest Products, Inc.	202
1,100	USG Corp. (a)	7
		2,316
	Cable & Satellite — 0.02%
2,000	Central Eurpoean Media Enterprises Ltd., Class - A (a)	16
182	Knology, Inc. (a)	2
982	Outdoor Channel Holdings, Inc.	6
		24
	Casinos & Gaming — 0.12%
3,200	Boyd Gaming Corp. (a)	16
550	Churchill Downs, Inc.	22
1,000	Isle of Capri Casinos, Inc. (a)	5
445	Monarch Casino & Resort, Inc. (a)	4
1,481	Multimedia Games, Inc. (a)	6
3,207	Pinnacle Entertainment, Inc. (a)	29
1,700	Scientific Games Corp., Class - A (a)	12
600	Shuffle Master, Inc. (a)	5
5,400	WMS Industries, Inc. (a)	95
		194
	Catalog Retail — 0.00%
400	ValueVision Media, Inc., Class - A (a)	1
	Coal & Consumable Fuels — 0.28%
3,639	Alpha Natural Resources, Inc. (a)	65
2,616	Cloud Peak Energy, Inc. (a)	44
6,048	CONSOL Energy, Inc.	205
1,900	James River Coal Co. (a)	12
300	KiOR, Inc., Class - A	6
1,200	L&L Energy, Inc. (a)	3
284	Patriot Coal Corp. (a)	3
8,895	Solazyme, Inc. (a)	86
6,351	USEC, Inc. (a)	10
400	Westmoreland Coal Co. (a)	3
		437
	Commercial Printing — 0.05%
1,400	Cenveo, Inc. (a)	4
667	Courier Corp.	4
1,405	Ennis, Inc.	18
543	M & F Worldwide Corp. (a)	14
666	Multi-Color Corp.	15
1,200	Quad Graphics, Inc.	22
		77
	Commodity Chemicals — 0.25%
600	Calgon Carbon Corp. (a)	9
1,900	Georgia Gulf Corp. (a)	26
14,412	Methanex Corp.	300
66	NL Industries, Inc.	1
1,648	Spartech Corp. (a)	5
1,600	STR Holdings, Inc. (a)	13
300	TPC Group, Inc. (a)	6
4,000	Zagg, Inc. (a)	40
		400
	Communications Equipment — 2.02%
4,394	ADTRAN, Inc.	116
7,582	Anaren, Inc. (a)	145
29,789	Arris Group, Inc. (a)	307
40,220	Aruba Networks, Inc. (a)	841
3,343	Aviat Networks, Inc. (a)	8
656	Bel Fuse, Inc., Class - B	10
1,800	BigBand Networks, Inc. (a)	2
942	Black Box Corp.	20
1,500	Blue Coat Systems, Inc. (a)	21
400	Communications Systems, Inc.	5
1,502	Comtech Telecommunications Corp.	42
300	DG FastChannel, Inc. (a)	5
1,253	Digi International, Inc. (a)	14
4,800	EMCORE Corp. (a)	5
4,990	Emulex Corp. (a)	32
4,168	Extreme Networks, Inc. (a)	11
13,400	Finisar Corp. (a)	235
317	Globecomm Systems, Inc. (a)	4
4,697	Harmonic, Inc. (a)	20
5,300	Infinera Corp. (a)	41
7,600	JDS Uniphase Corp. (a)	76
800	KVH Industries, Inc. (a)	6
600	Loral Space & Communications, Inc. (a)	30
1,900	Neutral Tandem, Inc. (a)	19
2,700	Oclaro, Inc. (a)	10
723	Oplink Communications, Inc. (a)	11
1,864	Opnext, Inc. (a)	2
1,900	ORBCOMM, Inc. (a)	5
17,400	Plantronics, Inc.	495
17,846	Polycom, Inc. (a)	328
9,463	Riverbed Technology, Inc. (a)	189
892	SeaChange International, Inc. (a)	7
10,499	Sonus Networks, Inc. (a)	23
1,062	Sycamore Networks, Inc.	19
2,127	Symmetricom, Inc. (a)	9
3,232	Tekelec (a)	20
1,300	ViaSat, Inc. (a)	43
2,900	Westell Technologies, Inc., Class - A (a)	6
		3,182
	Computer & Electronics Retail — 0.80%
900	hhgregg, Inc. (a)	9
44,899	Rent-A-Center, Inc.	1,232
455	REX American Resources Corp. (a)	8
574	Systemax, Inc. (a)	7
		1,256
	Computer Hardware — 0.20%
17,518	Avid Technology, Inc. (a)	136
1,913	Cray, Inc. (a)	10
6,200	Diebold, Inc.	170
		316
	Computer Storage & Peripherals — 0.59%
2,400	Dot Hill Systems Corp. (a)	4

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Computer Storage & Peripherals (continued)
2,329	Electronics for Imaging, Inc. (a)	$31
22,350	Fusion-io, Inc.	425
1,827	Imation Corp. (a)	13
3,200	Intermec, Inc. (a)	21
1,237	Intevac, Inc. (a)	9
1,600	Novatel Wireless, Inc. (a)	5
12,200	Quantum Corp. (a)	22
599	Rimage Corp.	8
5,000	Synaptics, Inc. (a)	119
9,696	Western Digital Corp. (a)	249
1,700	Xyratex Ltd.	16
		922
	Construction & Engineering — 1.51%
400	Argan, Inc. (a)	4
9,688	Chicago Bridge & Iron Co. NV - NYS	277
1,560	Dycom Industries, Inc. (a)	24
3,629	EMCOR Group, Inc. (a)	74
7,306	Foster Wheeler AG (a)	130
2,072	Granite Construction, Inc.	39
3,210	Great Lakes Dredge & Dock Co.	13
2,182	Insituform Technologies, Inc., Class - A (a)	25
3,320	Jacobs Engineering Group, Inc. (a)	107
1,068	Layne Christensen Co. (a)	25
10,611	MasTec, Inc. (a)	187
16,300	McDermott International, Inc. (a)	175
500	Michael Baker Corp. (a)	10
108	MYR Group, Inc. (a)	2
515	Northwest Pipe Co. (a)	10
1,500	Orion Marine Group, Inc. (a)	9
55,724	Pike Electric Corp. (a)	377
200	Primoris Services Corp.	2
15,635	Quanta Services, Inc. (a)	294
985	Sterling Construction Co., Inc. (a)	11
50,364	Tutor Perini Corp.	579
600	UniTek Global Services, Inc. (a)	3
		2,377
	Construction & Farm Machinery & Heavy Trucks — 1.83%
2,000	Accuride Corp. (a)	10
393	Alamo Group, Inc.	8
593	American Railcar Industries, Inc. (a)	9
1,093	Astec Industries, Inc. (a)	32
521	Cascade Corp.	18
500	Douglas Dynamics, Inc.	7
3,213	Federal Signal Corp.	14
602	FreightCar America, Inc. (a)	9
3,220	Lindsay Corp.	173
22,100	Meritor, Inc. (a)	156
566	Miller Industries, Inc.	10
300	NACCO Industries, Inc., Class - A	19
5,711	Navistar International Corp. (a)	184
1,026	The Greenbrier Cos., Inc. (a)	12
8,825	Titan International, Inc.	132
52,200	Wabash National Corp. (a)	249
4,075	WABCO Holdings, Inc. (a)	154
58,565	Westport Innovations, Inc. (a)	1,694
		2,890
	Construction Materials — 0.13%
8,900	Eagle Materials, Inc.	148
3,270	Headwaters, Inc. (a)	5
1,255	Texas Industries, Inc.	40
100	United States Lime & Minerals, Inc. (a)	$4
		197
	Consumer Electronics — 0.11%
5,834	Harman International Industries, Inc.	167
300	Skullcandy, Inc. (a)	4
478	Universal Electronics, Inc. (a)	8
		179
	Consumer Finance — 0.16%
2,859	Advance America Cash Advance Centers, Inc.	21
1,100	Cash America International, Inc.	56
4,650	EZCORP, Inc., Class - A (a)	133
166	Imperial Holdings, Inc. (a)	—
1,429	Nelnet, Inc., Class - A	27
500	Nicholas Financial, Inc.	5
4,213	The First Marblehead Corp. (a)	4
		246
	Data Processing & Outsourced Services — 0.63%
1,700	Alliance Data Systems Corp. (a)	158
5,700	Convergys Corp. (a)	53
1,059	CSG Systems International, Inc. (a)	13
2,803	Euronet Worldwide, Inc. (a)	44
3,476	Global Cash Access Holdings, Inc. (a)	9
2,633	Global Payments, Inc.	106
9,974	Jack Henry & Associates, Inc.	289
914	MoneyGram International, Inc. (a)	2
5,987	Syntel, Inc.	259
1,900	VeriFone Systems, Inc. (a)	67
		1,000
	Department Stores — 0.04%
6,267	Saks, Inc. (a)	55
500	The Bon-Ton Stores, Inc.	2
		57
	Distillers & Vintners — 0.02%
3,900	Central European Distribution Corp. (a)	27
600	MGP Ingredients, Inc.	3
		30
	Distributors — 0.09%
1,220	Audiovox Corp., Class - A (a)	7
583	Core-Mark Holding Co., Inc. (a)	18
4,236	LKQ Corp. (a)	102
400	Weyco Group, Inc.	9
		136
	Diversified Banks — 0.02%
1,613	Banco Latinoamericano de Comercio Exterior SA, Class - E	25
600	Encore Bancshares, Inc. (a)	6
		31
	Diversified Capital Markets — 0.00%
996	JMP Group, Inc.	6
	Diversified Chemicals — 0.68%
18,137	Cabot Corp.	449
8,526	FMC Corp.	590
1,731	Olin Corp.	31
		1,070
	Diversified Metals & Mining — 0.15%
2,187	Horsehead Holding Corp. (a)	16
1,024	Materion Corp. (a)	23
600	Revett Minerals, Inc. (a)	2

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Metals & Mining (continued)
5,723	RTI International Metals, Inc. (a)	$134
400	SunCoke Energy, Inc.	5
8,300	Thompson Creek Metals Co., Inc. (a)	50
1,800	U.S. Energy Corp. (a)	4
		234
	Diversified Real Estate Activities — 0.01%
261	Consolidated-Tomoka Land Co.	7
1,060	Coresite Realty Corp.	15
		22
	Diversified Real Estate Investment Trusts — 0.22%
96	American Assets Trust, Inc.	2
3,666	CapLease, Inc.	13
4,558	Colonial Properties Trust	83
4,969	Cousins Properties, Inc.	29
1,700	Excel Trust, Inc.	16
335	Gladstone Commercial Corp.	5
3,488	Investors Real Estate Trust	25
600	One Liberty Properties, Inc.	9
847	PS Business Parks, Inc.	42
2,400	Retail Opportunity Investments Corp.	27
2,697	Washington Real Estate Investment Trust	76
400	Whitestone REIT, Class - B	4
1,578	Winthrop Realty Trust, Inc.	14
		345
	Diversified Support Services — 0.52%
1,915	Comfort Systems USA, Inc.	16
900	EnerNOC, Inc. (a)	8
999	G&K Services, Inc., Class - A	25
742	McGrath Rentcorp	18
1,461	Mobile Mini, Inc. (a)	24
4,410	Ritchie Bros. Auctioneers, Inc.	89
604	Schawk, Inc.	6
400	TMS International Corp., Class - A (a)	3
11,793	UniFirst Corp.	534
6,063	Viad Corp.	103
		826
	Drug Retail — 0.02%
28,800	Rite Aid Corp. (a)	28
	Education Services — 0.39%
300	Archipelago Learning, Inc. (a)	2
900	Cambium Learning Group, Inc. (a)	3
4,200	Corinthian Colleges, Inc. (a)	7
23,493	K12, Inc. (a)	598
1,200	Lincoln Educational Services Corp.	10
		620
	Electric Utilities — 1.35%
1,710	ALLETE, Inc.	62
3,176	Avista Corp.	76
706	Central Vermont Public Service Corp.	25
3,308	Cleco Corp.	113
11,771	El Paso Electric Co.	378
2,766	IDACORP, Inc.	104
3,715	ITC Holdings Corp.	288
1,300	MGE Energy, Inc.	53
1,908	Otter Tail Corp.	35
32,506	Portland General Electric Co.	770
2,285	The Empire District Electric Co.	44
2,823	UIL Holdings Corp.	93
1,976	Unisource Energy Corp.	71
653	Unitil Corp.	17
		2,129
	Electrical Components & Equipment — 2.48%
3,900	A123 Systems, Inc. (a)	13
2,400	American Superconductor Corp. (a)	9
211	Analogic Corp.	10
755	Anixter International, Inc.	36
15,077	Belden, Inc.	389
50,288	Brady Corp., Class - A	1,329
300	Chase Corp.	3
3,553	Encore Wire Corp.	73
4,000	Ener1, Inc. (a)	1
12,063	EnerSys (a)	242
94	Franklin Electric Co., Inc.	3
900	Generac Holdings, Inc. (a)	17
13,499	GrafTech International Ltd. (a)	171
3,196	Hubbell, Inc., Class - B	158
1,018	LSI Industries, Inc.	6
14,590	Polypore International, Inc. (a)	825
500	Powell Industries, Inc. (a)	16
100	Preformed Line Products Co.	5
15,095	Thomas & Betts Corp. (a)	602
1,900	Valence Technology, Inc. (a)	2
		3,910
	Electronic Components — 1.20%
9,459	DTS, Inc. (a)	235
7,870	Littelfuse, Inc.	317
18,816	Rogers Corp. (a)	736
12,730	Universal Display Corp. (a)	610
		1,898
	Electronic Equipment & Instruments — 0.75%
2,173	Checkpoint Systems, Inc. (a)	30
4,921	Cognex Corp.	133
416	Coherent, Inc. (a)	18
1,444	Daktronics, Inc.	12
1,064	Electro Scientific Industries, Inc. (a)	13
3,180	FARO Technologies, Inc. (a)	100
1,400	GSI Group, Inc. (a)	11
2,100	Identive Group, Inc. (a)	4
15,800	MTS Systems Corp.	484
10,789	National Instruments Corp.	247
1,288	Newport Corp. (a)	14
2,765	OSI Systems, Inc. (a)	93
807	Rofin-Sinar Technologies, Inc. (a)	16
700	Vishay Precision Group, Inc. (a)	9
1,464	X-Rite, Inc. (a)	5
		1,189
	Electronic Manufacturing Services — 1.18%
3,359	Benchmark Electronics, Inc. (a)	44
3,657	Celestica, Inc. (a)	26
1,873	CTS Corp.	15
500	DDi Corp.	4
38,995	Flextronics International Ltd. (a)	220
23,700	IPG Photonics Corp. (a)	1,030
10,775	Jabil Circuit, Inc.	192
2,300	KEMET Corp. (a)	16
1,660	Mercury Computer Systems, Inc. (a)	19
2,011	Methode Electronics, Inc.	15
400	Multi-Fineline Electronix, Inc. (a)	8
400	NeoPhotonics Corp. (a)	3
1,145	Park Electrochemical Corp.	24
200	Plexus Corp. (a)	4

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Manufacturing Services (continued)
1,100	RadiSys Corp. (a)	$7
4,400	Sanmina-SCI Corp. (a)	29
5,242	Trimble Navigation Ltd. (a)	176
2,130	TTM Technologies, Inc. (a)	20
100	Viasystems Group, Inc. (a)	2
778	Zygo Corp. (a)	9
		1,863
	Environmental & Facilities Services — 0.54%
2,088	ABM Industries, Inc.	40
8,452	Clean Harbors, Inc. (a)	434
3,365	EnergySolutions, Inc. (a)	12
76	Fuel Tech, Inc. (a)	—
954	Metalico, Inc. (a)	4
7,712	Republic Services, Inc., Class - A	216
7,900	Tetra Tech, Inc. (a)	148
800	WCA Waste Corp. (a)	3
		857
	Fertilizers & Agricultural Chemicals — 0.01%
1,059	American Vanguard Corp.	12
	Food Distributors — 0.03%
200	Chefs' Warehouse Holdings LLC	2
689	Nash Finch Co.	19
1,262	Spartan Stores, Inc.	19
		40
	Food Retail — 0.64%
668	Ingles Markets, Inc., Class - A	10
1,263	Ruddick Corp.	49
489	Susser Holdings Corp. (a)	10
1,068	The Andersons, Inc.	36
22,208	The Fresh Market, Inc. (a)	847
1,056	The Pantry, Inc. (a)	13
300	Village Super Market, Inc., Class - A	7
620	Weis Markets, Inc.	23
3,154	Winn-Dixie Stores, Inc. (a)	19
		1,014
	Footwear — 1.79%
26,580	Crocs, Inc. (a)	629
7,648	Deckers Outdoor Corp. (a)	713
3,956	Iconix Brand Group, Inc. (a)	63
1,449	K-Swiss, Inc., Class - A (a)	6
400	R.G. Barry Corp.	4
70,900	Skechers USA, Inc., Class - A (a)	995
12,153	Wolverine World Wide, Inc.	404
		2,814
	Forest Products — 0.02%
7,379	Louisiana-Pacific Corp. (a)	38
	Gas Utilities — 0.77%
532	Chesapeake Utilities Corp.	21
2,267	New Jersey Resources Corp.	97
2,457	Nicor, Inc.	135
1,448	Northwest Natural Gas Co.	64
3,980	Piedmont Natural Gas Co., Inc.	115
1,320	South Jersey Industries, Inc.	66
2,555	Southwest Gas Corp.	92
1,226	The Laclede Group, Inc.	48
18,049	UGI Corp.	474
2,799	WGL Holdings, Inc.	109
		1,221
	General Merchandise Stores — 0.45%
2,223	99 Cents Only Stores (a)	41
5,931	Dollar Tree, Inc. (a)	446
19,365	Fred's, Inc., Class - A	206
2,760	Tuesday Morning Corp. (a)	10
		703
	Gold — 0.04%
14,000	Golden Star Resources Ltd. (a)	26
4,600	Jaguar Mining, Inc. (a)	21
3,200	Vista Gold Corp. (a)	11
		58
	Health Care Distributors — 0.68%
380	Chindex International, Inc. (a)	3
4,792	MWI Veterinary Supply, Inc. (a)	330
25,315	Owens & Minor, Inc.	721
1,600	Pharmerica Corp. (a)	23
		1,077
	Health Care Equipment — 3.19%
299	Accuray, Inc. (a)	1
2,900	Alphatec Holdings, Inc. (a)	6
1,425	AngioDynamics, Inc. (a)	19
1,212	BioLase Technology, Inc. (a)	4
677	Cantel Medical Corp.	14
16,071	CONMED Corp. (a)	370
1,398	CryoLife, Inc. (a)	6
58,741	DexCom, Inc. (a)	705
100	Dynavox, Inc., Class - A (a)	—
100	Exactech, Inc. (a)	1
4,238	Gen-Probe, Inc. (a)	243
1,289	Greatbatch, Inc. (a)	26
8,428	Hill-Rom Holdings, Inc.	253
3,805	IDEXX Laboratories, Inc. (a)	262
50,328	Insulet Corp. (a)	768
1,519	Invacare Corp.	35
300	IRIS International, Inc. (a)	3
29,302	MAKO Surgical Corp. (a)	1,003
800	Natus Medical, Inc. (a)	8
25,555	NxStage Medical, Inc. (a)	533
1,059	Palomar Medical Technologies, Inc. (a)	8
5,564	Sirona Dental Systems, Inc. (a)	236
2,900	Solta Medical, Inc. (a)	4
800	SurModics, Inc. (a)	7
1,464	Symmetry Medical, Inc. (a)	11
25,384	Syneron Medical Ltd. (a)	251
2,100	Wright Medical Group, Inc. (a)	37
231	Young Innovations, Inc.	7
5,394	Zoll Medical Corp. (a)	204
		5,025
	Health Care Facilities — 0.77%
1,661	AmSurg Corp. (a)	37
1,170	Assisted Living Concepts, Inc., Class - A	15
996	Capital Senior Living Corp. (a)	6
2,300	Five Star Quality Care, Inc. (a)	6
902	Hanger Orthopedic Group, Inc. (a)	17
5,300	HealthSouth Corp. (a)	79
2,793	Kindred Healthcare, Inc. (a)	24
13,965	LifePoint Hospitals, Inc. (a)	512
1,018	MedCath Corp. (a)	14
599	National Healthcare Corp.	19
1,864	Select Medical Holdings Corp. (a)	13
1,134	Skilled Healthcare Group, Inc., Class - A (a)	4
800	Sunrise Senior Living, Inc. (a)	4
1,100	Vanguard Health Systems, Inc.	11

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Facilities (continued)
28,225	VCA Antech, Inc. (a)	$451
		1,212
	Health Care Services — 0.74%
8,390	Accretive Health, Inc. (a)	178
400	Almost Family, Inc. (a)	7
1,600	Amedisys, Inc. (a)	24
760	American Dental Partners, Inc. (a)	7
1,300	AMN Healthcare Services, Inc. (a)	5
700	BioScrip, Inc. (a)	4
1,200	CardioNet, Inc. (a)	4
5,927	Catalyst Health Solutions, Inc. (a)	342
294	Continucare Corp. (a)	2
1,499	Cross Country Healthcare, Inc. (a)	6
1,640	Gentiva Health Services, Inc. (a)	9
1,862	Healthways, Inc. (a)	18
11,190	HMS Holdings Corp. (a)	273
800	LHC Group, Inc. (a)	14
4,160	MEDNAX, Inc. (a)	261
600	Providence Service Corp. (a)	6
1,562	Sun Healthcare Group, Inc. (a)	4
		1,164
	Health Care Supplies — 0.82%
567	Cynosure, Inc. (a)	6
500	ICU Medical, Inc. (a)	18
512	Medical Action Industries, Inc. (a)	3
5,454	Neogen Corp. (a)	189
2,802	RTI Biologics, Inc. (a)	9
400	STAAR Surgical Co. (a)	3
13,067	The Cooper Cos., Inc.	1,034
800	West Pharmaceutical Services, Inc.	30
		1,292
	Health Care Technology — 0.71%
18,520	athenahealth, Inc. (a)	1,103
500	MedAssets, Inc. (a)	5
900	Omnicell, Inc. (a)	12
		1,120
	Heavy Electrical Equipment — 0.01%
4,800	Broadwind Energy, Inc. (a)	2
400	Global Power Equipment Group, Inc. (a)	9
900	PowerSecure International, Inc. (a)	4
		15
	Home Entertainment Software — 0.01%
500	Renaissance Learning, Inc.	8
600	Rosetta Stone, Inc. (a)	6
3,675	THQ, Inc. (a)	6
		20
	Home Furnishings — 0.35%
872	Ethan Allen Interiors, Inc.	12
2,555	Furniture Brands International, Inc. (a)	5
2,789	La-Z-Boy, Inc. (a)	21
348,608	Sealy Corp. (a)	516
		554
	Homebuilding — 0.10%
3,983	Beazer Homes USA, Inc. (a)	6
346	Cavco Industries, Inc. (a)	12
3,550	Hovnanian Enterprises, Inc., Class - A (a)	4
4,200	KB Home	25
2,000	M.D.C. Holdings, Inc.	34
1,095	M/I Homes, Inc. (a)	6
1,503	Meritage Homes Corp. (a)	23
498	Skyline Corp.	5
5,440	Standard Pacific Corp. (a)	13
2,354	The Ryland Group, Inc.	25
		153
	Homefurnishing Retail — 0.20%
400	Cost Plus, Inc. (a)	3
1,006	Haverty Furniture Cos., Inc.	10
900	Kirkland's, Inc. (a)	8
3,700	Pier 1 Imports, Inc. (a)	36
18,134	Select Comfort Corp. (a)	253
		310
	Hotels, Resorts & Cruise Lines — 0.07%
700	Ambassadors Group, Inc.	4
1,913	Gaylord Entertainment Co. (a)	37
862	Morgans Hotel Group Co. (a)	5
5,169	Orient-Express Hotels Ltd., Class - A (a)	36
792	Red Lion Hotels Corp. (a)	5
1,435	Summit Hotel Properties, Inc.	10
1,272	The Marcus Corp.	13
		110
	Household Appliances — 0.44%
1,695	Helen of Troy Ltd. (a)	43
16,210	iRobot Corp. (a)	408
5,595	Snap-on, Inc.	248
		699
	Household Products — 0.02%
2,559	Central Garden & Pet Co., Class - A (a)	18
310	Oil-Dri Corp. of America	6
200	Spectrum Brands Holdings, Inc. (a)	5
		29
	Housewares & Specialties — 0.27%
2,019	American Greetings Corp., Class - A	38
257	Blyth, Inc.	14
550	CSS Industries, Inc.	9
600	Lifetime Brands, Inc.	6
6,644	Tupperware Brands Corp.	357
		424
	Human Resource & Employment Services — 0.07%
364	Barrett Business Services, Inc.	5
716	CDI Corp.	8
526	GP Strategies Corp. (a)	5
893	Heidrick & Struggles International, Inc.	15
1,800	Hudson Highland Group, Inc. (a)	6
1,526	Kelly Services, Inc., Class - A	17
200	Kforce, Inc. (a)	2
2,368	Korn/Ferry International (a)	29
1,762	On Assignment, Inc. (a)	13
794	TrueBlue, Inc. (a)	9
		109
	Hypermarkets & Super Centers — 0.09%
2,184	PriceSmart, Inc.	136
	Independent Power Producers & Energy Traders — 0.06%
3,400	Atlantic Power Corp.	48
5,779	Dynegy, Inc. (a)	24
1,000	Ormat Technologies, Inc.	16
		88
	Industrial Conglomerates — 0.11%
3,075	Carlisle Cos., Inc.	98

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Conglomerates (continued)
1,643	Kimball International, Inc., Class - B	$8
17	Seaboard Corp.	31
598	Standex International Corp.	18
1,277	Tredegar Corp.	19
		174
	Industrial Machinery — 3.55%
3,100	Actuant Corp., Class - A	61
1,239	Albany International Corp., Class - A	23
492	Ampco-Pittsburgh Corp.	10
100	Badger Meter, Inc.	3
3,007	Barnes Group, Inc.	58
6,875	Blount International, Inc. (a)	92
2,742	Briggs & Stratton Corp.	37
17,520	Chart Industries, Inc. (a)	739
29,623	CIRCOR International, Inc.	870
126	CLARCOR, Inc.	5
225	Columbus McKinnon Corp. (a)	2
2,500	Energy Recovery, Inc. (a)	8
676	ENPRO Industries, Inc. (a)	20
1,100	ESCO Technologies, Inc.	28
410	Flow International Corp. (a)	1
2,300	Force Protection, Inc. (a)	9
33,250	Harsco Corp.	645
300	Hurco Cos., Inc. (a)	6
6,161	IDEX Corp.	192
100	John Bean Technologies Corp.	1
518	Kadant, Inc. (a)	9
7,112	Kaydon Corp.	204
8,751	Kennametal, Inc.	286
502	L.B. Foster Co., Class - A	11
11,960	Lincoln Electric Holdings, Inc.	347
800	Lydall, Inc. (a)	7
923	Met-Pro Corp.	8
1,818	Mueller Industries, Inc.	70
173,367	Mueller Water Products, Inc., Class - A	430
4,725	Pall Corp.	200
2,032	Pentair, Inc.	65
300	RBC Bearings, Inc. (a)	10
11,002	Robbins & Myers, Inc.	382
1,045	Tecumseh Products Co., Class - A (a)	8
4,920	The Middleby Corp. (a)	347
4,529	Valmont Industries, Inc.	353
1,521	Watts Water Technologies, Inc., Class - A	41
		5,588
	Industrial Real Estate Investment Trusts — 0.15%
13,319	DCT Industrial Trust, Inc.	59
2,001	DuPont Fabros Technology, Inc.	39
788	EastGroup Properties, Inc.	30
4,680	First Industrial Realty Trust, Inc. (a)	38
2,668	First Potomac Realty Trust	33
1,882	Monmouth Real Estate Investment Corp., Class - A	15
900	STAG Industrial, Inc.	9
500	Terreno Realty Corp.	6
		229
	Insurance Brokers — 0.60%
26,050	Arthur J. Gallagher & Co.	685
1,200	eHealth, Inc. (a)	17
2,570	National Financial Partners Corp. (a)	28
6,489	Willis Group Holdings PLC	223
		953
	Integrated Oil & Gas — 0.21%
6,737	Interoil Corp. (a)	328
	Integrated Telecommunication Services — 0.04%
1,900	Alaska Communications Systems Group, Inc.	13
424	Atlantic Tele-Network, Inc.	14
7,405	Cincinnati Bell, Inc. (a)	23
326	Consolidated Communications Holdings, Inc.	6
1,100	FairPoint Communications, Inc. (a)	5
21	IDT Corp., Class - B	—
700	SureWest Communications	7
		68
	Internet Retail — 0.23%
1,649	1-800-FLOWERS.COM, Inc., Class - A (a)	4
1,100	Orbitz Worldwide, Inc. (a)	2
8,540	Shutterfly, Inc. (a)	352
		358
	Internet Software & Services — 1.56%
7,340	Ancestry.com, Inc. (a)	173
300	Bankrate, Inc.	5
22,834	Cogent Communications Group, Inc. (a)	307
4,280	comScore, Inc. (a)	72
4,000	Constant Contact, Inc. (a)	69
6,000	DealerTrack Holdings, Inc. (a)	94
9,190	Digital River, Inc. (a)	191
6,255	EarthLink, Inc.	41
42	Global Sources Ltd. (a)	—
1,602	InfoSpace, Inc. (a)	13
403	Internap Network Services Corp. (a)	2
1,900	KIT Digital, Inc. (a)	16
500	Limelight Networks, Inc. (a)	1
28,342	LivePerson, Inc. (a)	282
706	Marchex, Inc., Class - B	6
2,741	ModusLink Global Solutions, Inc.	10
14,500	Monster Worldwide, Inc. (a)	104
3,200	Openwave Systems, Inc. (a)	5
485	Perficient, Inc. (a)	4
23,100	QuinStreet, Inc. (a)	239
19,076	Rackspace Hosting, Inc. (a)	651
1,107	RealNetworks, Inc.	9
2,500	S1 Corp. (a)	23
1,000	Support.com, Inc. (a)	2
4,794	United Online, Inc.	25
3,600	VeriSign, Inc.	103
900	XO Group, Inc. (a)	7
200	Zillow, Inc.	5
		2,459
	Investment Banking & Brokerage — 0.97%
3,641	Cowen Group, Inc., Class - A (a)	10
968	Edelman Financial Group, Inc.	6
2,472	FBR Capital Markets Corp. (a)	6
911	FXCM, Inc., Class - A	13
3,800	GFI Group, Inc.	15
4,300	Gleacher & Co., Inc. (a)	5
688	INTL FCStone, Inc. (a)	14
2,300	Investment Technology Group, Inc. (a)	22
18,762	Jefferies Group, Inc.	233
1,909	KBW, Inc.	26
22,110	KKR Financial Holdings LLC	164
25,321	Knight Capital Group, Inc., Class - A (a)	308
8,868	MF Global Holdings Ltd. (a)	37
539	Oppenheimer Holdings, Inc., Class - A	9

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Investment Banking & Brokerage (continued)
854	Piper Jaffray Cos., Inc. (a)	$15
8,038	Raymond James Financial, Inc.	209
16,173	Stifel Financial Corp. (a)	430
1,694	SWS Group, Inc.	8
		1,530
	IT Consulting & Other Services — 0.58%
4,400	Acxiom Corp. (a)	47
16,452	Amdocs Ltd. (a)	446
1,551	CACI International, Inc., Class - A (a)	77
3,167	CIBER, Inc. (a)	10
228	Computer Task Group, Inc. (a)	2
500	Dynamics Research Corp. (a)	4
1,311	ManTech International Corp., Class - A	41
300	NCI, Inc., Class - A (a)	4
1,800	Ness Technologies, Inc. (a)	14
18,550	ServiceSource International, Inc. (a)	245
773	The Hackett Group, Inc. (a)	3
1,381	Unisys Corp. (a)	22
		915
	Leisure Facilities — 0.05%
1,600	International Speedway Corp., Class - A	37
217	Life Time Fitness, Inc. (a)	8
586	Speedway Motorsports, Inc.	7
600	Town Sports International Holdings, Inc. (a)	4
435	Vail Resorts, Inc.	16
		72
	Leisure Products — 0.58%
700	Arctic Cat, Inc. (a)	10
700	Black Diamond, Inc. (a)	5
3,563	Callaway Golf Co.	18
37,514	JAKKS Pacific, Inc.	711
300	Johnson Outdoors, Inc., Class - A (a)	5
45,757	Leapfrog Enterprises, Inc. (a)	154
2,200	Smith & Wesson Holding Corp. (a)	5
377	Steinway Musical Instruments, Inc. (a)	8
700	Summer Infant, Inc. (a)	5
		921
	Life & Health Insurance — 2.04%
94,316	American Equity Investment Life Holding Co.	825
1,936	Citizens, Inc. (a)	12
81,248	CNO Financial Group, Inc. (a)	439
41,571	Delphi Financial Group, Inc., Class - A	895
674	FBL Financial Group, Inc., Class - A	18
400	Independence Holding Co.	3
290	Kansas City Life Insurance Co.	9
143	National Western Life Insurance Co., Class - A	19
1,306	Presidential Life Corp.	11
43,950	Primerica, Inc.	948
3,700	Symetra Financial Corp.	30
7,034	The Phoenix Cos., Inc. (a)	9
		3,218
	Life Sciences Tools & Services — 0.80%
3,802	Affymetrix, Inc. (a)	19
1,208	Albany Molecular Research, Inc. (a)	3
26,537	Bruker Corp. (a)	359
11,600	Caliper Life Sciences, Inc. (a)	121
2,044	Cambrex Corp. (a)	10
13,255	Complete Genomics, Inc. (a)	78
1,900	Enzo Biochem, Inc. (a)	5
1,300	eResearchTechnology, Inc. (a)	6
500	Furiex Pharmaceuticals, Inc. (a)	7
1,200	Harvard Bioscience, Inc. (a)	5
4,752	Illumina, Inc. (a)	194
12,565	Luminex Corp. (a)	279
1,400	Pacific Biosciences of California, Inc. (a)	5
300	PAREXEL International Corp. (a)	6
10,843	QIAGEN NV (a)	150
1,600	Sequenom, Inc. (a)	8
		1,255
	Managed Health Care — 0.14%
996	Centene Corp. (a)	29
1,699	HealthSpring, Inc. (a)	62
1,767	Magellan Health Services, Inc. (a)	85
609	Molina Heathcare, Inc. (a)	9
1,069	Triple-S Management Corp., Class - B (a)	18
1,847	Universal American Corp.	19
		222
	Marine — 0.33%
8,876	Alexander & Baldwin, Inc.	324
1,100	Baltic Trading Ltd.	5
3,915	Eagle Bulk Shipping, Inc. (a)	6
2,700	Excel Maritime Carriers Ltd. (a)	6
1,812	Genco Shipping & Trading Ltd. (a)	14
363	International Shipholding Corp.	7
2,423	Kirby Corp. (a)	127
1,500	Overseas Shipholding Group, Inc.	21
1,133	Ultrapetrol Bahamas Ltd. (a)	3
		513
	Marine Ports & Services — 0.00%
15	CAI International, Inc. (a)	—
	Metal & Glass Containers — 0.80%
9,581	AptarGroup, Inc.	428
26,441	Crown Holdings, Inc. (a)	809
1,634	Myers Industries, Inc.	17
		1,254
	Mortgage Real Estate Investment Trusts — 0.99%
300	AG Mortgage Investment Trust, Inc.	6
400	American Capital Mortgage Investment Corp.	7
7,348	Annaly Capital Management, Inc.	122
6,836	Anworth Mortgage Asset Corp.	46
1,191	Apollo Commercial Real Estate Finance, Inc.	16
4,400	ARMOUR Residential REIT, Inc.	30
4,596	Capstead Mortgage Corp.	53
61,050	Chimera Investment Corp.	169
1,874	Colony Financial, Inc.	24
3,127	CreXus Investment Corp.	28
4,458	CYS Investments, Inc.	54
2,224	Dynex Capital, Inc.	18
4,127	Hatteras Financial Corp.	104
6,271	Invesco Mortgage Capital, Inc.	88
4,957	iStar Financial, Inc. (a)	29
19,758	MFA Financial, Inc.	139
300	Newcastle Investment Corp.	1
5,140	NorthStar Realty Finance Corp.	17
1,577	Pennymac Mortgage Investment Trust	25
2,028	RAIT Financial Trust	7
33,365	Redwood Trust, Inc.	373
3,891	Resource Capital Corp.	19

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (continued)
5,222	Starwood Property Trust, Inc.	$90
7,611	Two Harbors Investment Corp.	67
1,400	Walter Investment Management Corp.	32
		1,564
	Movies & Entertainment — 0.19%
759	Ascent Media Corp., Class - A (a)	30
512	Cinemark Holdings, Inc.	10
28,100	Lions Gate Entertainment Corp. (a)	194
7,665	Live Nation, Inc. (a)	61
158	World Wrestling Entertainment, Inc., Class - A	1
		296
	Multi-line Insurance — 0.30%
14,462	American Financial Group, Inc.	449
300	Fortegra Financial Corp. (a)	2
2,168	Horace Mann Educators Corp.	25
		476
	Multi-Sector Holdings — 0.09%
2,152	Compass Diversified Holdings, Inc.	26
5,762	PICO Holdings, Inc. (a)	118
		144
	Multi-Utilities — 0.56%
11,798	Black Hills Corp.	361
812	CH Energy Group, Inc.	42
1,957	NorthWestern Corp.	63
25,489	PNM Resources, Inc.	419
		885
	Office Real Estate Investment Trusts — 0.59%
5,552	Alexandria Real Estate Equities, Inc.	341
7,281	BioMed Realty Trust, Inc.	121
10,902	Corporate Office Properties Trust	238
4,010	Franklin Street Properties Corp.	45
1,941	Government Properties Income Trust	42
963	Highwoods Properties, Inc.	27
1,638	Kilroy Realty Corp.	51
6,472	Lexington Realty Trust	42
1,135	Mission West Properties, Inc.	9
2,700	MPG Office Trust, Inc. (a)	6
1,210	Parkway Properties, Inc.	13
		935
	Office Services & Supplies — 0.42%
3,070	ACCO Brands Corp. (a)	15
118,384	American Reprographics Co. (a)	398
300	APAC Customer Services, Inc. (a)	2
9,718	Herman Miller, Inc.	174
3,811	Steelcase, Inc., Class - A	24
2,000	Sykes Enterprises, Inc. (a)	30
894	United Stationers, Inc.	24
		667
	Oil & Gas Drilling — 0.62%
10,696	Atwood Oceanics, Inc. (a)	367
6,453	Hercules Offshore, Inc. (a)	19
5,930	Noble Corp.	174
6,607	Parker Drilling Co. (a)	29
661	Pioneer Drilling Co. (a)	5
777	Union Drilling, Inc. (a)	4
9,949	Unit Corp. (a)	367
9,428	Vantage Drilling Co. (a)	12
		977
	Oil & Gas Equipment & Services — 0.94%
1,941	Bristow Group, Inc.	82
300	C&J Energy Services, Inc.	5
2,021	Cal Dive International, Inc. (a)	4
8,240	Complete Production Services, Inc. (a)	155
2,502	Core Laboratories NV	225
344	Dawson Geophysical Co. (a)	8
5,891	Dril-Quip, Inc. (a)	318
3,500	Exterran Holdings, Inc. (a)	34
5,391	Global Industries Ltd. (a)	43
623	Gulf Island Fabrication, Inc.	13
1,116	GulfMark Offshore, Inc., Class - A (a)	40
5,911	Helix Energy Solutions Group, Inc. (a)	77
1,272	Hornbeck Offshore Services, Inc. (a)	32
729	Key Energy Services, Inc. (a)	7
1,328	Matrix Service Co. (a)	11
200	Mitcham Industries, Inc. (a)	2
751	Natural Gas Services Group, Inc. (a)	10
4,691	Newpark Resources, Inc. (a)	29
689	PHI, Inc. (a)	13
12,992	Superior Energy Services, Inc. (a)	341
266	Tesco Corp. (a)	3
3,592	TETRA Technologies, Inc. (a)	28
1,700	Willbros Group, Inc. (a)	7
		1,487
	Oil & Gas Exploration & Production — 1.21%
37,700	Abraxas Petroleum Corp. (a)	100
324	Approach Resources, Inc. (a)	5
9,820	Bill Barrett Corp. (a)	356
3,977	BPZ Resources, Inc. (a)	11
4,793	Cabot Oil & Gas Corp.	297
3,200	CAMAC Energy, Inc. (a)	2
5,900	Carrizo Oil & Gas, Inc. (a)	127
2,600	Comstock Resources, Inc. (a)	40
4,604	Continental Resources, Inc. (a)	223
1,200	Crimson Exploration, Inc. (a)	3
7,600	Denbury Resources, Inc. (a)	87
2,000	Endeavour International Corp. (a)	16
1,584	Energy Partners Ltd. (a)	18
2,900	Gastar Exploration Ltd. (a)	9
661	GeoResources, Inc. (a)	12
2,160	GMX Resources, Inc. (a)	5
1,891	Harvest Natural Resources, Inc. (a)	16
1,700	Miller Energy Resources, Inc. (a)	4
2,436	Penn Virginia Corp.	14
1,255	Petroleum Development Corp. (a)	24
2,293	PetroQuest Energy, Inc. (a)	13
3,928	Rosetta Resources, Inc. (a)	134
14,785	Swift Energy Co. (a)	360
1,200	Triangle Petroleum Corp. (a)	4
2,514	VAALCO Energy, Inc. (a)	12
1,219	Venoco, Inc. (a)	11
700	Voyager Oil & Gas, Inc. (a)	1
3,135	Warren Resources, Inc. (a)	7
		1,911
	Oil & Gas Refining & Marketing — 0.64%
161	Alon USA Energy, Inc.	1
889	Delek US Holdings, Inc.	10
1,101	Green Plains Renewable Energy, Inc. (a)	10
20,723	Rex Energy Corp. (a)	262
208	Western Refining, Inc. (a)	3
21,948	World Fuel Services Corp.	717
		1,003

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Storage & Transportation — 0.11%
249	Crosstex Energy, Inc.	$3
3,313	DHT Maritime, Inc.	7
2,800	Frontline Ltd.	14
5,330	General Maritime Corp.	1
1,238	Knightsbridge Tankers Ltd.	20
2,531	Nordic American Tankers Ltd.	36
1,300	Scorpio Tankers, Inc. (a)	7
2,300	SemGroup Corp., Class - A (a)	46
2,399	Ship Finance International Ltd.	31
2,100	Teekay Tankers Ltd., Class - A	10
		175
	Packaged Foods & Meats — 0.42%
1,180	B&G Foods, Inc., Class - A	20
700	Cal-Maine Foods, Inc.	22
2,547	Chiquita Brands International, Inc. (a)	21
1,528	Dole Food Co., Inc. (a)	15
375	Farmer Brothers Co.	2
2,221	Green Mountain Coffee Roasters, Inc. (a)	206
701	Harbinger Group, Inc. (a)	4
734	Imperial Sugar Co.	5
900	Omega Protein Corp. (a)	8
2,700	Pilgrim's Pride Corp. (a)	11
1,200	Sanderson Farms, Inc.	57
446	Seneca Foods Corp., Class - A (a)	9
1,971	Smart Balance, Inc. (a)	12
6,041	Smithfield Foods, Inc. (a)	118
2,600	Snyders-Lance, Inc.	54
1,458	The Hain Celestial Group, Inc. (a)	44
106	Tootsie Roll Industries, Inc.	3
786	TreeHouse Foods, Inc. (a)	49
		660
	Paper Packaging — 0.12%
5,891	Boise, Inc.	30
1,099	Graphic Packaging Holding Co. (a)	4
6,697	Packaging Corp. of America	156
		190
	Paper Products — 0.15%
2,156	Buckeye Technologies, Inc.	52
1,290	Clearwater Paper Corp. (a)	44
2,163	KapStone Paper & Packaging Corp. (a)	30
480	Neenah Paper, Inc.	7
2,619	P.H. Glatfelter Co.	35
900	Schweitzer-Mauduit International, Inc.	50
800	Verso Paper Corp. (a)	1
2,685	Wausau Paper Corp.	17
		236
	Personal Products — 0.03%
208	Elizabeth Arden, Inc. (a)	6
555	Nutraceutical International Corp. (a)	7
2,724	Prestige Brands Holdings, Inc. (a)	25
558	Revlon, Inc., Class - A (a)	7
545	Schiff Nutrition International, Inc. (a)	6
		51
	Pharmaceuticals — 0.34%
700	AVANIR Pharmaceuticals, Inc., Class - A (a)	2
600	BioMimetic Therapeutics, Inc. (a)	2
800	Columbia Laboratories, Inc. (a)	2
500	Cornerstone Therapeutics, Inc. (a)	3
351	Hi-Tech Pharmacal Co., Inc. (a)	12
300	Impax Laboratories, Inc. (a)	5
900	K-V Pharmaceutical Co., Class - A (a)	1
400	Lannett Co, Inc. (a)	2
578	Medicis Pharmaceutical Corp., Class - A	21
29,881	Nektar Therapeutics (a)	145
571	Par Pharmaceutical Cos., Inc. (a)	15
2,351	Perrigo Co.	228
1,194	The Medicines Co. (a)	18
3,860	ViroPharma, Inc. (a)	70
300	XenoPort, Inc. (a)	2
		528
	Photographic Products — 0.01%
14,600	Eastman Kodak Co. (a)	11
	Precious Metals & Minerals — 0.06%
4,562	Coeur d'Alene Mines Corp. (a)	98
100	Golden Minerals Co. (a)	1
		99
	Property & Casualty Insurance — 2.76%
2,564	Alleghany Corp. (a)	740
666	American Safety Insurance Holdings Ltd. (a)	12
1,001	Amerisafe, Inc. (a)	18
1,106	AmTrust Financial Services, Inc.	25
44,096	Argo Group International Holdings Ltd.	1,251
453	Baldwin & Lyons, Inc., Class - B	10
531	Donegal Group, Inc., Class - A	6
256	EMC Insurance Group, Inc.	5
2,053	Employers Holdings, Inc.	26
62,700	First American Financial Corp.	803
459	FPIC Insurance Group, Inc. (a)	19
25,208	Global Indemnity PLC (a)	431
536	Hallmark Financial Services, Inc. (a)	4
624	Harleysville Group, Inc.	37
1,986	Hilltop Holdings, Inc. (a)	14
672	Infinity Property & Casualty Corp.	35
2,815	Meadowbrook Insurance Group, Inc.	25
404	National Interstate Corp.	9
1,200	OneBeacon Insurance Group Ltd., Class - A	16
1,706	ProAssurance Corp.	123
969	RLI Corp.	62
692	Safety Insurance Group, Inc.	26
1,071	SeaBright Insurance Holdings, Inc.	8
2,948	Selective Insurance Group, Inc.	38
731	State Auto Financial Corp.	10
18,365	Stewart Information Services Corp.	162
670	The Navigators Group, Inc. (a)	29
1,992	Tower Group, Inc.	45
1,218	United Fire & Casualty Co.	22
1,158	Universal Insurance Holdings, Inc.	4
11,451	W.R. Berkley Corp.	340
		4,355
	Publishing — 0.70%
1,200	AH Belo Corp., Class - A	5
2,198	Journal Communications, Inc., Class - A (a)	6
1,500	Martha Stewart Living Omnimedia, Inc., Class - A (a)	5
2,000	Meredith Corp.	45
1,492	Scholastic Corp.	42
1,941	The E.W. Scripps Co., Class - A (a)	14
3,100	The McClatchy Co., Class - A (a)	4
7,400	The New York Times Co., Class - A (a)	43

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Publishing (continued)
49,950	Valassis Communications, Inc. (a)	$936
		1,100
	Railroads — 0.12%
3,488	Kansas City Southern (a)	174
1,254	RailAmerica, Inc. (a)	17
		191
	Real Estate Development — 0.02%
608	Avatar Holdings, Inc. (a)	5
1,876	Forestar Group, Inc. (a)	20
		25
	Real Estate Operating Companies — 0.45%
1,200	Hudson Pacific Properties, Inc.	14
26,450	MI Developments, Inc., Class - A	702
		716
	Real Estate Services — 0.01%
1,300	Kennedy-Wilson Holdings, Inc.	14
	Regional Banks — 5.36%
811	1st Source Corp.	17
1,500	1st United Bancorp, Inc. (a)	7
290	Alliance Financial Corp.	8
1,473	Ameris Bancorp (a)	13
376	Ames National Corp.	6
509	Arrow Financial Corp.	11
349	BancFirst Corp.	12
178	Bancorp Rhode Island, Inc.	8
4,500	BancorpSouth, Inc.	39
280	Bank of Marin Bancorp	9
1,346	Bank of the Ozarks, Inc.	28
900	Banner Corp.	11
4,409	Boston Private Financial Holdings, Inc.	26
280	Bridge Bancorp, Inc.	5
500	Bridge Capital Holdings (a)	5
422	Bryn Mawr Bank Corp.	7
445	Camden National Corp.	12
600	Cape Bancorp, Inc. (a)	4
800	Capital Bank Corp. (a)	2
789	Capital City Bank Group, Inc.	8
78,364	CapitalSource, Inc.	481
1,620	Cardinal Financial Corp.	14
300	Cascade Bancorp (a)	2
4,278	Cathay General Bancorp	49
700	Center Bancorp, Inc.	7
1,700	Center Financial Corp. (a)	8
1,583	Centerstate Banks, Inc.	8
800	Central Pacific Financial Corp. (a)	8
178	Century Bancorp, Inc., Class - A	4
1,604	Chemical Financial Corp.	25
696	Citizens & Northern Corp.	10
797	City Holding Co.	21
743	CNB Financial Corp.	10
1,839	CoBiz Financial, Inc.	8
19,301	Columbia Banking System, Inc.	276
2,011	Community Bank System, Inc.	46
734	Community Trust Bancorp, Inc.	17
11,527	Cullen/Frost Bankers, Inc.	529
4,760	CVB Financial Corp.	37
1,024	Eagle Bancorp, Inc. (a)	12
300	Enterprise Bancorp, Inc.	4
740	Enterprise Financial Services Corp.	10
7,055	F.N.B. Corp.	60
734	Financial Institutions, Inc.	10
983	First Bancorp North Carolina	10
437	First Bancorp, Inc. Maine	5
3,987	First Busey Corp.	17
5,926	First Commonwealth Financial Corp.	22
734	First Community Bancshares, Inc.	7
1,000	First Connecticut Bancorp, Inc.	11
3,153	First Financial Bancorp	44
987	First Financial Bankshares, Inc.	26
620	First Financial Corp.	17
900	First Interstate BancSystem, Inc.	10
1,212	First Merchants Corp.	9
3,960	First Midwest Bancorp, Inc.	29
5,947	FirstMerit Corp.	68
739	German American Bancorp, Inc.	12
3,875	Glacier Bancorp, Inc.	36
542	Great Southern Bancorp, Inc.	9
4,163	Hancock Holding Co.	111
7,000	Hanmi Financial Corp. (a)	6
755	Heartland Financial USA, Inc.	11
888	Heritage Financial Corp.	10
1,100	Hertiage Commerce Corp. (a)	4
1,215	Home Bancshares, Inc.	26
780	Hudson Valley Holding Corp.	14
9,871	IBERIABANK Corp.	465
1,147	Independent Bank Corp.	25
2,899	International Bancshares Corp.	38
2,142	Investors Bancorp, Inc. (a)	27
1,176	Lakeland Bancorp, Inc.	9
900	Lakeland Financial Corp.	19
1,047	MainSource Financial Group, Inc.	9
2,949	MB Financial, Inc.	43
252	Merchants Bancshares, Inc.	7
775	Metro Bancorp, Inc. (a)	7
459	MidSouth Bancorp, Inc.	5
129,742	Nara Bancorp, Inc. (a)	788
377	National Bankshares, Inc.	9
193,265	National Penn Bancshares, Inc.	1,355
1,826	NBT Bancorp, Inc.	34
932	Northfield Bancorp, Inc.	12
5,086	Old National Bancorp	47
700	OmniAmerican Bancorp, Inc. (a)	10
2,433	Oriental Financial Group, Inc.	24
437	Orrstown Financial Services, Inc.	6
200	Pacific Capital Bancorp (a)	5
810	Pacific Continental Corp.	6
1,680	PacWest Bancorp	23
724	Park National Corp.	38
1,500	Park Sterling Corp. (a)	5
232	Penns Woods Bancorp, Inc.	8
690	Peoples Bancorp, Inc.	8
1,804	Pinnacle Financial Partners, Inc. (a)	20
3,209	PrivateBancorp, Inc.	24
2,622	Prosperity Bancshares, Inc.	86
1,279	Renasant Corp.	16
634	Republic Bancorp, Inc., Class - A	11
1,512	S&T Bancorp, Inc.	24
581	S.Y. Bancorp, Inc.	11
1,359	Sandy Spring Bancorp, Inc.	20
799	SCBT Financial Corp.	20
3,900	Seacoast Banking Corp. of Florida (a)	6
660	Sierra Bancorp	6
945	Simmons First National Corp., Class - A	20
964	Southside Bancshares, Inc.	17

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Regional Banks (continued)
1,125	Southwest Bancorp, Inc. (a)	$5
820	State Bancorp, Inc.	9
1,700	State Bank Finacial Corp. (a)	21
1,243	StellarOne Corp.	12
1,623	Sterling Bancorp	12
1,500	Sterling Financial Corp. (a)	19
512	Suffolk Bancorp	4
2,000	Sun Bancorp, Inc. (a)	5
7,049	Susquehanna Bancshares, Inc.	39
1,819	SVB Financial Group (a)	67
400	Taylor Capital Group, Inc. (a)	3
115,858	TCF Financial Corp.	1,061
2,022	Texas Capital Bancshares, Inc. (a)	46
1,544	The Bancorp, Inc. (a)	11
300	The Bank of Kentucky Financial Corp.	6
443	The First of Long Island Corp.	10
497	Tompkins Financial Corp.	18
531	Tower Bancorp, Inc.	11
1,243	TowneBank	14
834	TriCo Bancshares	10
3,506	Trustmark Corp.	64
1,740	UMB Financial Corp.	56
6,221	Umpqua Holdings Corp.	55
1,070	Union First Market Bankshares Corp.	11
2,736	United Bankshares, Inc.	55
2,224	United Community Banks, Inc. (a)	19
836	Univest Corp. of Pennsylvania	11
1,400	Virginia Commerce Bancorp, Inc. (a)	8
712	Washington Banking Co.	7
735	Washington Trust Bancorp, Inc.	15
57,790	Webster Financial Corp.	884
1,299	WesBanco, Inc.	22
891	West Bancorp	8
1,000	West Coast Bancorp (a)	14
869	Westamerica Bancorp	33
3,855	Western Alliance Bancorp (a)	21
2,998	Wilshire Bancorp, Inc. (a)	8
1,939	Wintrust Financial Corp.	50
		8,445
	Reinsurance — 0.35%
4,914	Alterra Capital Holdings Ltd.	93
328	Enstar Group Ltd. (a)	31
3,114	Everest Re Group Ltd.	247
2,664	Flagstone Reinsurance Holdings SA	21
1,179	Greenlight Capital Re Ltd., Class - A (a)	25
2,688	Maiden Holdings Ltd.	20
3,352	Montpelier Re Holdings Ltd.	59
2,050	Platinum Underwriters Holdings Ltd.	63
		559
	Research and Consulting Services — 0.14%
2,100	CBIZ, Inc. (a)	14
432	CRA International, Inc. (a)	9
700	Franklin Covey Co. (a)	5
2,300	FTI Consulting, Inc. (a)	85
1,312	Hill International, Inc. (a)	6
100	Huron Consulting Group, Inc. (a)	3
700	ICF International, Inc. (a)	13
2,800	Navigant Consulting, Inc. (a)	26
2,700	Odyssey Marine Exploration, Inc. (a)	7
2,500	Pendrell Corp. (a)	6
2,500	Resources Connection, Inc.	24
826	School Specialty, Inc. (a)	6
1,600	The Dolan Co. (a)	14
266	VSE Corp.	7
		225
	Residential Real Estate Investment Trusts — 0.69%
2,129	American Campus Communities, Inc.	79
2,081	Associated Estates Realty Corp.	32
1,700	Campus Crest Communities, Inc.	19
3,943	Education Realty Trust, Inc.	34
556	Equity Lifestyle Properties, Inc.	35
12,271	Mid-America Apartment Communities, Inc.	739
2,766	Post Properties, Inc.	96
1,165	Sun Communities, Inc.	41
590	UMH Properties, Inc.	5
		1,080
	Restaurants — 0.65%
700	Benihana, Inc., Class - A (a)	6
337	Biglari Holdings, Inc. (a)	100
8,455	BJ's Restaurant, Inc. (a)	373
1,675	Bob Evans Farms, Inc.	48
5,380	Buffalo Wild Wings, Inc. (a)	321
400	Caribou Coffee Co., Inc. (a)	5
25	Cracker Barrel Old Country Store, Inc.	1
1,500	Denny's Corp. (a)	5
2,089	Domino's Pizza, Inc. (a)	57
2,500	Jack in the Box, Inc. (a)	50
1,000	Luby's, Inc. (a)	4
594	McCormick & Schmick's Seafood Restaurants, Inc. (a)	4
1,191	O'Charley's, Inc. (a)	7
100	P.F. Chang's China Bistro, Inc.	3
116	Red Robin Gourmet Burgers, Inc. (a)	3
3,396	Ruby Tuesday, Inc. (a)	24
1,600	Ruth's Hospitality Group, Inc. (a)	7
200	Texas Roadhouse, Inc., Class - A	2
		1,020
	Retail Real Estate Investment Trusts — 0.26%
1,747	Acadia Realty Trust	33
496	Agree Realty Corp.	11
5,517	CBL & Associates Properties, Inc.	63
2,924	Cedar Shopping Centers, Inc.	9
2,914	Equity One, Inc.	46
760	Getty Realty Corp.	11
706	Glimcher Realty Trust	5
4,246	Inland Real Estate Corp.	31
2,867	Kite Realty Group Trust	10
5,276	National Retail Properties, Inc.	142
2,981	Pennsylvania Real Estate Investment Trust	23
2,071	Ramco-Gershenson Properties Trust	17
1,031	Urstadt Biddle Properties, Inc., Class - A	16
		417
	Security & Alarm Services — 0.07%
1,100	GeoEye, Inc. (a)	31
400	The Brink's Co.	9
3,584	The Geo Group, Inc. (a)	67
		107
	Semiconductor Equipment — 1.46%
2,362	Advanced Energy Industries, Inc. (a)	20
5,700	Amkor Technology, Inc. (a)	25
11,451	ATMI, Inc. (a)	181
5,800	Axcelis Technologies, Inc. (a)	7
1,000	AXT, Inc. (a)	5
3,621	Brooks Automation, Inc.	30

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductor Equipment (continued)
4,932	Cabot Microelectronics Corp. (a)	$170
1,305	Cohu, Inc.	13
12,618	Cymer, Inc. (a)	469
5,044	Entegris, Inc. (a)	32
211	FEI Co. (a)	6
2,912	FormFactor, Inc. (a)	18
2,100	FSI International, Inc. (a)	4
3,900	Kulicke & Soffa Industries, Inc. (a)	29
1,200	LTX-Credence Corp. (a)	6
20,700	MEMC Electronic Materials, Inc. (a)	109
2,897	MKS Instruments, Inc.	63
25,115	Nanometrics, Inc. (a)	364
3,101	Photronics, Inc. (a)	16
1,731	Rudolph Technologies, Inc. (a)	12
21,555	Teradyne, Inc. (a)	237
2,780	Tessera Technologies, Inc. (a)	33
25,240	Ultratech, Inc. (a)	433
700	Veeco Instruments, Inc. (a)	17
		2,299
	Semiconductors — 4.42%
1,900	Advanced Analogic Technologies, Inc. (a)	8
800	Alpha & Omega Semiconductor Ltd. (a)	7
7,544	Altera Corp.	238
3,679	ANADIGICS, Inc. (a)	8
500	Applied Micro Circuits Corp. (a)	3
6,269	Cavium, Inc. (a)	169
394	CSR PLC - Sponsored ADR (a)	5
24,311	Cypress Semiconductor Corp.	364
66,050	Diodes, Inc. (a)	1,184
1,542	DSP Group, Inc. (a)	9
1,535	Exar Corp. (a)	9
18,625	Ezchip Semiconductor Ltd. (a)	619
16,696	Fairchild Semiconductor International, Inc. (a)	180
1,099	GSI Technology, Inc. (a)	5
1,801	Hittite Microwave Corp. (a)	88
31,849	Integrated Device Technology, Inc. (a)	164
1,400	Integrated Silicon Solution, Inc. (a)	11
18,742	International Rectifier Corp. (a)	349
391	IXYS Corp. (a)	4
2,000	Kopin Corp. (a)	7
43,638	Lattice Semiconductor Corp. (a)	229
12,252	Maxim Integrated Products, Inc.	286
13,305	Mellanox Technologies Ltd. (a)	415
10,166	Microsemi Corp. (a)	162
800	Mindspeed Technologies, Inc. (a)	4
800	MIPS Technologies, Inc. (a)	4
24,730	Monolithic Power Systems, Inc. (a)	252
7,579	OmniVision Technologies, Inc. (a)	106
7,400	ON Semiconductor Corp. (a)	53
1,323	Pericom Semiconductor Corp. (a)	10
2,400	PLX Technology, Inc. (a)	7
20,216	PMC-Sierra, Inc. (a)	121
1,100	Power Integrations, Inc.	34
104,295	RF Micro Devices, Inc. (a)	661
15,926	Semtech Corp. (a)	336
1,757	Sigma Designs, Inc. (a)	14
889	Silicon Image, Inc. (a)	5
3,953	Silicon Laboratories, Inc. (a)	133
30,446	Skyworks Solutions, Inc. (a)	546
2,700	Spansion, Inc., Class - A (a)	33
1,224	Standard Microsystems Corp. (a)	24
600	Supertex, Inc. (a)	10
19,000	TriQuint Semiconductor, Inc. (a)	95
		6,971
	Soft Drinks — 0.01%
2,500	Heckmann Corp. (a)	13
300	Primo Water Corp. (a)	2
		15
	Specialized Consumer Services — 0.32%
8,398	Coinstar, Inc. (a)	336
701	Mac-Gray Corp.	9
1,000	Matthews International Corp., Class - A	31
3,117	Regis Corp.	44
2,151	Sotheby's	59
4,322	Stewart Enterprises, Inc., Class - A	26
		505
	Specialized Finance — 0.59%
145	California First National Bancorp	2
400	Gain Capital Holdings, Inc. (a)	3
600	Marlin Business Services Corp. (a)	6
824	Medallion Financial Corp.	8
3,500	Moody's Corp.	107
1,651	NewStar Financial, Inc. (a)	15
48,160	PHH Corp. (a)	774
1,397	Primus Guaranty Ltd. (a)	7
600	THL Credit, Inc.	7
		929
	Specialized Real Estate Investment Trusts — 1.26%
2,813	Ashford Hospitality Trust	20
700	Chatham Lodging Trust	7
1,745	Chesapeake Lodging Trust	21
1,790	Cogdell Spencer, Inc.	7
5,402	CubeSmart	46
102,424	DiamondRock Hospitality Co.	716
2,547	Entertainment Properties Trust	99
3,166	Extra Space Storage, Inc.	59
3,550	FelCor Lodging Trust, Inc. (a)	8
4,320	Healthcare Realty Trust, Inc.	73
7,647	Hersha Hospitality Trust	26
4,634	LaSalle Hotel Properties	89
1,326	LTC Properties, Inc.	34
6,033	Medical Properties Trust, Inc.	54
798	National Health Investors, Inc.	34
301	OMEGA Healthcare Investors, Inc.	5
2,800	Pebblebrook Hotel Trust	44
10,021	Potlatch Corp.	316
1,500	RLJ Lodging Trust	19
1,462	Sabra Health Care REIT, Inc.	14
1,516	Sovran Self Storage, Inc.	56
42,570	Strategic Hotels & Resorts, Inc. (a)	183
6,361	Sunstone Hotel Investors, Inc. (a)	36
358	Universal Health Realty Income Trust	12
		1,978
	Specialty Chemicals — 0.89%
5,084	A. Schulman, Inc.	86
5,602	Albemarle Corp.	226
1,248	Arch Chemicals, Inc.	59
2,000	Chemtura Corp. (a)	20
4,653	Ferro Corp. (a)	29
600	FutureFuel Corp.	6
2,461	H.B. Fuller Co.	45
100	Innospec, Inc. (a)	2
200	Kraton Performance Polymers, Inc. (a)	3

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Chemicals (continued)
1,500	Landec Corp. (a)	$8
5,067	Minerals Technologies, Inc.	250
3,189	NewMarket Corp.	484
1,697	OM Group, Inc. (a)	44
1,419	PolyOne Corp.	15
151	Quaker Chemical Corp.	4
2,766	Sensient Technologies Corp.	90
400	Stepan Co.	27
1,484	Zoltek Cos., Inc. (a)	10
		1,408
	Specialty Stores — 1.27%
1,600	Barnes & Noble, Inc.	19
1,200	Big 5 Sporting Goods Corp.	7
972	Build-A-Bear Workshop, Inc. (a)	5
2,399	Cabela's, Inc. (a)	49
680	Conn's, Inc. (a)	5
1,300	MarineMax, Inc. (a)	8
15,000	Office Depot, Inc. (a)	31
4,651	OfficeMax, Inc. (a)	23
8,680	Teavana Holdings, Inc. (a)	176
11,468	Tractor Supply Co.	717
15,180	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	945
756	West Marine, Inc. (a)	6
1,700	Zale Corp. (a)	5
		1,996
	Steel — 0.34%
923	A.M. Castle & Co. (a)	10
3,700	Allegheny Technologies, Inc.	137
7,780	Carpenter Technology Corp.	349
300	Handy & Harman Ltd. (a)	3
141	Haynes International, Inc.	6
521	Olympic Steel, Inc.	9
378	Universal Stainless & Alloy Products, Inc. (a)	10
1,212	Worthington Industries, Inc.	17
		541
	Systems Software — 1.64%
1,900	Ariba, Inc. (a)	53
18,114	Fortinet, Inc. (a)	304
33,910	NetSuite, Inc. (a)	916
19,745	OPNET Technologies, Inc.	689
17,500	Progress Software Corp. (a)	307
7,159	Rovi Corp. (a)	308
1,800	TeleCommunication Systems, Inc., Class - A (a)	6
		2,583
	Technology Distributors — 1.02%
1,094	Agilysys, Inc. (a)	8
19,500	Brightpoint, Inc. (a)	180
575	Electro Rent Corp.	8
2,523	Insight Enterprises, Inc. (a)	38
701	PC Connection, Inc. (a)	6
700	Richardson Electronics Ltd.	9
12,690	ScanSource, Inc. (a)	375
11,914	SYNNEX Corp. (a)	312
15,450	Tech Data Corp. (a)	668
		1,604
	Textiles — 0.00%
660	Unifi, Inc. (a)	5
	Thrifts & Mortgage Finance — 0.87%
1,080	Abington Bancorp, Inc.	8
200	Apollo Residential Mortgage, Inc.	3
4,744	Astoria Financial Corp.	37
2,974	Bank Mutual Corp.	8
937	BankFinancial Corp.	6
1,833	Beneficial Mutual Bancorp, Inc. (a)	14
1,151	Berkshire Hills Bancorp, Inc.	21
500	Bofl Holding, Inc. (a)	7
3,366	Brookline Bancorp, Inc.	26
400	Charter Financial Corp.	4
437	Clifton Savings Bancorp, Inc.	4
1,696	Dime Community Bancshares	17
6,925	Doral Financial Corp. (a)	8
669	ESB Financial Corp.	7
590	ESSA Bancorp, Inc.	6
500	Federal Agricultural Mortgage Corp., Class - C	10
500	First Defiance Financial Corp. (a)	7
1,081	First Financial Holdings, Inc.	4
500	First PacTrust Bancorp, Inc.	6
10,608	Flagstar Bancorp, Inc. (a)	5
1,697	Flushing Financial Corp.	18
753	Fox Chase Bancorp, Inc.	10
800	Franklin Financial Corp. (a)	9
922	Home Federal Bancorp, Inc.	7
723	Kearny Financial Corp.	6
566	Meridian Interstate Bancorp, Inc. (a)	6
10,181	MGIC Investment Corp. (a)	19
5,733	Northwest Bancshares, Inc.	68
915	OceanFirst Financial Corp.	11
4,024	Ocwen Financial Corp. (a)	53
2,817	Oritani Financial Corp.	36
26,645	Provident Financial Services, Inc.	286
2,137	Provident New York Bancorp	12
7,050	Radian Group, Inc.	16
1,567	Rockville Financial, Inc.	15
356	Roma Financial Corp.	3
667	Territorial Bancorp, Inc.	13
7,071	The PMI Group, Inc. (a)	1
4,749	TrustCo Bank Corp.	21
828	United Financial Bancorp, Inc.	11
1,860	ViewPoint Financial Group, Inc.	21
1,355	Westfield Financial, Inc.	9
15,988	WSFS Financial Corp.	505
		1,364
	Tobacco — 0.05%
4,809	Alliance One International, Inc. (a)	12
700	Star Scientific, Inc. (a)	2
1,311	Universal Corp.	47
893	Vector Group Ltd.	15
		76
	Trading Companies & Distributors — 0.84%
1,691	Aceto Corp.	9
2,906	Aircastle Ltd.	28
11,456	Applied Industrial Technologies, Inc.	311
800	Essex Rental Corp. (a)	2
5,716	GATX Corp.	177
853	H&E Equipment Services, Inc. (a)	7
26,763	Interline Brands, Inc. (a)	344
677	Kaman Corp.	19
191	Lawson Products, Inc.	3
3,700	RSC Holdings, Inc. (a)	26
1,815	Rush Enterprises, Inc., Class - A (a)	26

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
600	SeaCube Container Leasing Ltd.	$7
3,791	Titan Machinery, Inc. (a)	68
2,347	United Rentals, Inc. (a)	40
5,112	Watsco, Inc.	261
		1,328
	Trucking — 1.01%
425	AMERCO, Inc. (a)	27
1,500	Arkansas Best Corp.	24
491	Celadon Group, Inc.	4
51,200	Con-way, Inc.	1,133
500	Covenant Transport Group, Inc., Class - A (a)	2
5,367	Landstar System, Inc.	212
700	Marten Transport Ltd.	12
314	Patriot Transportation Holding, Inc. (a)	6
600	Quality Distribution, Inc. (a)	5
500	Roadrunner Transportation Systems, Inc. (a)	7
928	Saia, Inc. (a)	10
3,000	Swift Transportation Co. (a)	19
423	Universal Truckload Services, Inc.	6
2,014	Werner Enterprises, Inc.	42
4,430	Zipcar, Inc. (a)	80
		1,589
	Water Utilities — 0.10%
1,006	American States Water Co.	34
392	Artesian Resources Corp., Class - A	7
700	Cadiz, Inc. (a)	6
2,252	California Water Service Group	40
456	Connecticut Water Service, Inc.	11
814	Consolidated Water Co. Ltd.	6
966	Middlesex Water Co.	16
100	Pennichuck Corp.	3
794	SJW Corp.	17
656	The York Water Co.	11
		151
	Wireless Telecommunication Services — 0.45%
2,600	Leap Wireless International, Inc. (a)	18
21,296	MetroPCS Communications, Inc. (a)	186
9,527	NII Holdings, Inc. (a)	257
6,900	SBA Communications Corp., Class - A (a)	238
1,245	USA Mobility, Inc.	16
		715
	Total Common Stocks	151,725
	Preferred Stock — 0.01%
	Home Furnishings — 0.01%
503	Sealy Corp.	23
	Total Preferred Stock	23
	Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.	—
	Electronic Manufacturing Services — 0.00%
1,400	Gerber Scientific, Inc.	—
	Total Rights	—
	U.S. Treasury Obligations — 0.13%
$45	U.S. Treasury Bills, 0.00%, 10/20/11 (b)(c)	45
93	U.S. Treasury Bills, 0.00%, 11/17/11 (b)(c)	93
69	U.S. Treasury Bills, 0.00%, 2/23/12 (b)(c)	69
	Total U.S. Treasury Obligations	207
	Time Deposit — 2.19%
3,446	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/3/11	3,446
	Total Time Deposit	3,446
	Mutual Funds — 1.37%
1,450,403	Alliance Money Market Fund Prime Portfolio, 0.06% (d)	1,450
713,976	SSgA Prime Money Market Fund, 0.21% (d)	714
	Total Mutual Funds	2,164
	Total Investments
	(cost $163,173) — 99.97%	157,565
	Other assets in excess of liabilities — 0.03%	44
	Net Assets — 100.00%	$157,609

Amounts designated as "-" are $0 or have been rounded to $0.
(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	The rate disclosed is the rate in effect on September 30, 2011.

ADR - American Depositary Receipt
NYS – New York Registered Shares
REIT - Real Estate Investment Trust

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The Institutional Small Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Cupps Capital Management, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	18.73%	17.87%	21.92%	20.92%	16.83%	96.27%
Preferred Stock	-	-	-	0.01%	-	0.01%
Rights	-	0.00%	-	-	0.00%	0.00%
U.S. Treasury Obligations	-	-	-	-	0.13%	0.13%
Time Deposit	0.55%	-	0.74%	0.90%	-	2.19%
Mutual Funds	-	0.45%	-	-	0.92%	1.37%
Total Investments	19.28%	18.32%	22.66%	21.83%	17.88%	99.97%

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2011.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
19	Russell 2000 Mini Future	$1,219	Dec-11	$(84)
	Net Unrealized Appreciation/(Depreciation)			$(84)

HC CAPITAL TRUST
The Real Estate Securities Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks — 97.53%
	Diversified Real Estate Activities — 1.22%
96,000	Mitsui Fudosan Co., Ltd. *	$1,517
	Diversified Real Estate Investment Trusts — 10.95%
84,900	American Assets Trust, Inc.	1,524
103,600	Excel Trust, Inc.	997
56,200	Liberty Property Trust	1,636
20,950	PS Business Parks, Inc.	1,038
69,850	RioCan *	1,733
89,298	Vornado Realty Trust	6,663
		13,591
	Health Care Facilities — 1.12%
110,900	Brookdale Senior Living, Inc. (a)	1,390
	Hotels, Resorts & Cruise Lines — 3.54%
111,140	Marriott International, Inc., Class - A	3,028
48,240	Wyndham Worldwide Corp.	1,375
		4,403
	Industrial Real Estate Investment Trust — 1.00%
51,080	Prologis, Inc.	1,239
	Office Real Estate Investment Trusts — 17.70%
58,910	Alexandria Real Estate Equities, Inc.	3,617
87,600	Boston Properties, Inc.	7,805
85,600	Digital Realty Trust, Inc.	4,722
190,495	Douglas Emmett, Inc.	3,257
82,400	Kilroy Realty Corp.	2,579
		21,980
	Real Estate Operating Companies — 2.73%
317,940	Forest City Enterprises, Inc., Class - A (a)	3,389
	Residential Real Estate Investment Trusts — 20.47%
90,430	American Campus Communities, Inc.	3,365
149,220	Apartment Investment & Management Co., Class - A	3,301
39,900	AvalonBay Communities, Inc.	4,551
59,150	BRE Properties, Inc.	2,504
46,500	Camden Property Trust	2,570
53,450	Equity Lifestyle Properties, Inc.	3,351
260,630	UDR, Inc.	5,770
		25,412
	Retail Real Estate Investment Trusts — 19.03%
44,200	Acadia Realty Trust	826
202,990	Glimcher Realty Trust	1,437
67,777	Saul Centers, Inc.	2,292
136,249	Simon Property Group, Inc.	14,985
81,420	Taubman Centers, Inc.	4,096
		23,636
	Specialized Real Estate Investment Trusts — 15.03%
206,700	HCP, Inc.	7,247
14,300	Healthcare Realty Trust, Inc.	241
15,900	LaSalle Hotel Properties	305
97,620	Public Storage	10,870
		18,663
	Wireless Telecommunication Services — 4.74%
109,400	American Tower Corp., Class - A (a)	5,886
	Total Common Stocks	121,106

	Time Deposit — 2.34%
$2,903	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/3/11	$2,903
	Total Time Deposit	2,903
	Total Investments
	(cost $114,516) — 99.87%	124,009
	Other assets in excess of liabilities — 0.13%	157
	Net Assets — 100.00%	$124,166

*	Security was fair valued on September 30, 2011 and represents a Level 2 security. Refer to Note 2 in Notes to Portfolio of Investments.
(a)	Represents non-income producing security.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 62.20%
	Australia — 3.22%
2,086,651	Alumina Ltd. (Aluminum)	$2,909
41,820	Amcor Ltd. (Paper Packaging)	277
78,960	BHP Billiton Ltd. (Diversified Metals & Mining)	2,614
24,870	Boral Ltd. (Construction Materials)	83
4,600	Caltex Australia Ltd. (Oil & Gas Refining & Marketing)	47
455,097	Fortescue Metals Group Ltd. (Steel)	1,901
14,266	Iluka Resources Ltd. (Diversified Metals & Mining)	167
55,493	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	172
58,009	Lynas Corp. Ltd. (Diversified Metals & Mining) (a)	59
5,661	Macarthur Coal Ltd. (Diversified Metals & Mining)	87
67,804	Newcrest Mining Ltd. (Gold)	2,234
45,591	OneSteel Ltd. (Steel)	53
12,376	Orica Ltd. (Commodity Chemicals)	278
36,267	Origin Energy Ltd. (Integrated Oil & Gas)	464
11,034	OZ Minerals Ltd. (Diversified Metals & Mining)	98
22,523	Paladin Energy Ltd. (Coal & Consumable Fuels) (a)	26
14,847	Rio Tinto Ltd. (Diversified Metals & Mining)	870
29,787	Santos Ltd. (Oil & Gas Exploration & Production)	322
5,598	Sims Metal Management Ltd. (Steel)	67
21,621	Woodside Petroleum Ltd. (Oil & Gas Exploration & Production)	670
6,587	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	164
		13,562
	Austria — 0.06%
5,545	OMV AG (Integrated Oil & Gas)	165
3,724	Voestalpine AG (Steel)	108
		273
	Belgium — 0.08%
2,009	Solvay SA (Diversified Chemicals)	189
3,863	Umicore SA (Specialty Chemicals)	140
		329
	Bermuda — 0.15%
62,000	Huabao International Holdings Ltd. (Specialty Chemicals)	50
74,000	Kunlun Energy Co. Ltd. (Oil & Gas Exploration & Production)	102
9,600	Nabors Industries Ltd. (Oil & Gas Drilling) (a)*	118
54,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	27
11,239	Seadrill Ltd. (Oil & Gas Drilling)	310
70,000	Sinofert Holdings Ltd. (Fertilizers & Agricultural Chemicals)	18
		625
	Brazil — 1.21%
25,800	Companhia Siderurgica Nacional SA (CSN) (Steel) *	203
8,600	Duratex SA (Forest Products) *	39
7,300	Fibria Celulose SA (Paper Products) *	55
200	HRT Participacoes em Petroleo SA (Oil & Gas Exploration & Production) (a)*	81
8,600	MMX Mineracao e Metalicos SA (Steel) (a)*	32
45,100	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production) (a)*	278
195,400	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas) *	4,387
6,000	Suzano Papel e Celulose SA (Paper Products) *	27
		5,102
	Canada — 11.96%
5,700	Agnico-Eagle Mines Ltd. (Gold) *	341
5,300	Agrium, Inc. (Fertilizers & Agricultural Chemicals) *	353
9,600	ARC Resources Ltd. (Oil & Gas Exploration & Production) *	207
10,100	Athabasca Oil Sands Corp. (Oil & Gas Exploration & Production) *	103
93,400	Barrick Gold Corp. (Gold) *	4,379
3,900	Baytex Energy Corp. (Oil & Gas Exploration & Production) *	163
4,800	Bonavista Energy Corp. (Oil & Gas Exploration & Production) *	108
13,300	Cameco Corp. (Coal & Consumable Fuels)*	244
155,600	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production) *	4,570
16,300	Canadian Oil Sands Ltd. (Oil & Gas Exploration & Production) *	317
25,400	Cenovus Energy, Inc. (Integrated Oil & Gas)*	782
5,600	Centerra Gold Inc (Gold) *	104
8,300	Crescent Point Energy Corp. (Oil & Gas Exploration & Production) *	313
18,500	Eldorado Gold Corp. (Gold) *	319
24,800	Enbridge, Inc. (Oil & Gas Storage & Transportation) *	792
108,500	EnCana Corp. (Oil & Gas Exploration & Production) *	2,089
6,000	Enerplus Corp. (Oil & Gas Exploration & Production) *	148
229,500	First Quantum Minerals Ltd. (Diversified Metals & Mining) *	3,056
4,300	Franco-Nevada Corp. (Gold) *	156
106,600	Goldcorp, Inc. (Gold) *	4,891
28,800	Husky Energy Inc. (Integrated Oil & Gas) *	624
12,600	IAMGOLD Corp. (Gold) *	251
10,000	Imperial Oil Ltd. (Integrated Oil & Gas) *	359
151,800	Imperial Oil Ltd. (Integrated Oil & Gas) *	5,482
1,800	Inmet Mining Corporation (Diversified Metals & Mining) *	76
8,800	Ivanhoe Mines Ltd. (Diversified Metals & Mining) (a)*	121
38,300	Kinross Gold Corp. (Gold) *	569
299,200	Kinross Gold Corp. (Gold) *	4,422
4,200	Meg Energy Corp. (Oil & Gas Exploration & Production) *	155
14,400	New Gold, Inc. (Gold) *	149
17,800	Nexen, Inc. (Oil & Gas Exploration & Production) *	277
1,600	Niko Resources Ltd. (Oil & Gas Exploration & Production) *	66
11,600	Osisko Mining Corp. (Gold) *	147

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
8,600	Pacific Rubiales Energy Corp (Oil & Gas Exploration & Production) *	$182
3,500	Pan American Silver Corp. (Precious Metals & Minerals) *	94
11,000	Pengrowth Energy Corp. (Oil & Gas Exploration & Production) *	99
15,700	Penn West Petroleum Ltd. (Oil & Gas Exploration & Production) *	233
2,800	PetroBakken Energy Ltd. (Oil & Gas Exploration & Production) *	18
28,800	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals) *	1,251
7,900	Precision Drilling Corp. (Oil & Gas Drilling) *	66
6,200	Progress Energy Resources Corp. (Oil & Gas Exploration & Production) *	76
11,900	Silver Wheaton Corp. (Precious Metals & Minerals) *	352
368,400	Sino-Forest Corp. (Forest Products) (a)*	405
198,000	Suncor Energy, Inc. (Integrated Oil & Gas)*	5,058
34,600	Talisman Energy, Inc. (Oil & Gas Exploration & Production) *	425
19,600	Teck Cominco Ltd., Class - B (Diversified Metals & Mining) *	579
100,076	Teck Resources Ltd., Class B (Diversified Metals & Mining) *	2,921
4,100	Tourmaline Oil Corp. (Oil & Gas Exploration & Production) *	121
23,700	TransCanada Corp. (Oil & Gas Storage & Transportation) *	962
168,300	Uranium Participation Corp. (Asset Management & Custody Banks) *	911
2,900	Vermilion Energy, Inc. (Oil & Gas Exploration & Production) *	122
25,100	Yamana Gold, Inc. (Gold) *	345
		50,353
	Cayman Islands — 0.03%
64,000	China Resources Cement Holdings Ltd. (Construction Materials)	42
55,000	China Shanshui Cement Group Ltd. (Construction Materials)	37
53,200	China Zhongwang Holdings Ltd. (Aluminum)	18
31,000	Dongyue Group (Specialty Chemicals)	16
34,000	Hidili Industry International Development Ltd. (Diversified Metals & Mining)	10
54,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	18
		141
	Chile — 0.05%
2,501	Cap SA (Steel) *	77
36,819	Empresas CMPC SA (Paper Products) *	127
		204
	China — 1.35%
130,000	Aluminum Corp. of China Ltd., H Shares (Aluminum)	55
36,000	Angang Steel Co. Ltd., H Shares (Steel)	19
40,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	109
36,500	BBMG Corp., H Shares (Construction Materials)	27
583,221	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,928
58,000	China Bluechemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	44
135,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	120
40,000	China Molybdenum Co. Ltd., H Shares (Diversified Metals & Mining)	17
94,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	79
50,000	China Oilfield Services Ltd., H Shares (Oil & Gas Drilling)	64
562,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	541
113,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	445
46,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	80
56,000	Maanshan Iron & Steel Co. Ltd., H Shares (Steel)	12
706,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	855
76,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Commodity Chemicals)	27
64,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	136
28,500	Zhaojin Mining Industry Co. Ltd., H Shares (Gold)	47
198,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	58
		5,663
	Denmark — 0.05%
1,563	Novozymes A/S, B Shares (Specialty Chemicals)	222
	Finland — 0.10%
4,344	Neste Oil Oyj (Oil & Gas Refining & Marketing)	38
4,341	Outokumpu Oyj (Steel)	28
2,852	Rautaruukki Oyj (Steel)	29
19,714	Stora Enso Oyj, R Shares (Paper Products)	115
17,620	UPM-Kymmene Oyj (Paper Products)	199
		409
	France — 1.16%
9,608	Air Liquide SA (Industrial Gases)	1,122
1,875	Arkema (Commodity Chemicals)	109
4,888	Compagnie Generale de Geophysique-Veritas (Oil & Gas Equipment & Services) (a)	86
180	Eramet (Diversified Metals & Mining)	25
1,151	Imerys SA (Construction Materials)	58
6,795	Lafarge SA (Construction Materials)	233
3,362	Technip SA (Oil & Gas Equipment & Services)	269
67,822	Total SA (Integrated Oil & Gas)	2,992
		4,894
	Germany — 0.88%
31,124	BASF SE (Diversified Chemicals)	1,897
4,765	HeidelbergCement AG (Construction Materials)	173
5,837	K+S AG - Registered (Fertilizers & Agricultural Chemicals)	305
2,819	Lanxess AG (Diversified Chemicals)	135
5,729	Linde AG (Industrial Gases)	767

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
1,324	Salzgitter AG (Steel)	$64
13,076	ThyssenKrupp AG (Steel)	321
530	Wacker Chemie AG (Specialty Chemicals)	47
		3,709
	Hong Kong — 0.25%
598,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	962
52,500	Fosun International Ltd. (Steel)	26
52,000	Minmetals Resources Ltd. (Diversified Metals & Mining)	19
98,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	32
		1,039
	Hungary — 0.02%
1,438	MOL Hungarian Oil & Gas PLC (Integrated Oil & Gas) (a)	97
	India — 0.82%
104,770	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (b)	3,458
	Ireland — 0.54%
76,858	CRH PLC (Construction Materials)	1,195
65,188	CRH PLC (Construction Materials)	1,007
14,900	James Hardie Industries SE (Construction Materials) (a)	82
		2,284
	Italy — 0.42%
81,437	Eni SpA (Integrated Oil & Gas)	1,432
8,972	Saipem SpA (Oil & Gas Equipment & Services)	315
		1,747
	Japan — 1.95%
5,000	Air Water, Inc. (Industrial Gases)	62
42,000	Asahi Kasei Corp. (Commodity Chemicals)	252
20,000	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	49
10,000	Daicel Corp. (Specialty Chemicals)	57
9,000	Daido Steel Co. Ltd. (Steel)	54
16,000	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	61
3,500	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	58
5,000	Hitachi Metals Ltd. (Steel)	58
700	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	63
73	INPEX Corp. (Oil & Gas Exploration & Production)	448
1,000	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	36
15,300	JFE Holdings, Inc. (Steel)	309
6,000	JSR Corp. (Specialty Chemicals)	103
74,700	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	419
9,000	Kaneka Corp. (Commodity Chemicals)	51
7,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	67
83,000	Kobe Steel Ltd. (Steel)	139
11,500	Kuraray Co. Ltd. (Commodity Chemicals)	157
1,600	Maruichi Steel Tube Ltd. (Steel)	38
45,000	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	305
13,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	80
37,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	90
27,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	90
3,300	Nippon Paper Group, Inc. (Paper Products)	88
170,000	Nippon Steel Corp. (Steel)	488
23,000	Nisshin Steel Co. Ltd. (Steel)	41
5,500	Nitto Denko Corp. (Specialty Chemicals)	217
28,000	Oji Paper Co. Ltd. (Paper Products)	154
13,700	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	672
50,000	Showa Denko K.K. (Diversified Chemicals)	99
6,300	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	45
517,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	1,995
112,000	Sumitomo Metal Industries Ltd. (Steel)	232
17,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	225
9,000	Taiyo Nippon Sanso Corp. (Industrial Gases)	63
31,000	Teijin Ltd. (Commodity Chemicals)	111
9,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	103
49,000	Toray Industries, Inc. (Commodity Chemicals)	343
17,000	Tosoh Corp. (Commodity Chemicals)	53
5,000	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	76
34,000	Ube Industries Ltd. (Diversified Chemicals)	113
1,400	Yamato Kogyo Co. Ltd. (Steel)	37
		8,201
	Jersey — 0.98%
583,138	Glencore International PLC (Diversified Metals & Mining)	3,663
8,762	Petrofac Ltd. (Oil & Gas Equipment & Services)	162
3,077	Randgold Resources Ltd. (Gold)	299
		4,124
	Luxembourg — 0.32%
29,092	ArcelorMittal (Steel)	465
30,000	ArcelorMittal - NYS (Steel) *	477
9,629	Subsea 7 SA (Oil & Gas Equipment & Services) (a)	183
16,002	Tenaris SA (Oil & Gas Equipment & Services)	202
		1,327
	Malaysia — 0.05%
14,300	Lafarge Malayan Cement Berhad (Construction Materials)	29
80,900	Petronas Chemicals Group Berhad (Commodity Chemicals)	140
8,400	Petronas Dagangan Berhad (Oil & Gas Refining & Marketing)	42
		211
	Mexico — 0.15%
130,000	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining) *	308
4,740	Industrias Penoles SA de CV (Precious Metals & Minerals) *	174

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico (continued)
24,500	Mexichem SAB de CV (Commodity Chemicals) *	$74
21,800	Minera Frisco SAB de CV, Class - A1 (Diversified Metals & Mining) (a)*	74
		630
	Mongolia — 0.81%
3,879,500	Mongolian Mining Corp. (Diversified Metals & Mining) (a)	3,430
	Netherlands — 0.39%
7,850	Akzo Nobel NV (Diversified Chemicals)	346
2,312	Fugro NV (Oil & Gas Equipment & Services)	117
5,226	Koninklijke DSM NV (Diversified Chemicals)	227
34,500	LyondellBasell Industries NV, Class - A (Specialty Chemicals) *	843
5,716	SBM Offshore NV (Oil & Gas Equipment & Services)	99
		1,632
	Netherlands Antilles — 0.60%
42,200	Schlumberger Ltd. (Oil & Gas Equipment & Services) *	2,521
	New Zealand — 0.03%
23,014	Fletcher Building Ltd. (Construction Materials)	134
	Norway — 1.28%
5,625	Aker Solutions ASA (Oil & Gas Equipment & Services)	54
31,855	Norsk Hydro ASA (Aluminum)	145
38,184	Statoil ASA (Integrated Oil & Gas)	820
192,100	Statoil ASA - Sponsored ADR (Integrated Oil & Gas) *	4,140
6,484	Yara International ASA (Fertilizers & Agricultural Chemicals)	247
		5,406
	Papua New Guinea — 0.47%
369,304	Oil Search Ltd. (Oil & Gas Exploration & Production)	1,990
	Peru — 0.84%
94,000	Compania de Minas Buenaventura SA - Sponsored ADR (Gold) *	3,548
	Portugal — 0.05%
6,832	CIMPOR-Cimentos de Portugal SGPS SA (Construction Materials)	46
7,840	Galp Energia SGPS SA, B Shares (Integrated Oil & Gas)	143
		189
	Russia — 1.01%
182,912	Gazprom - Sponsored ADR (Integrated Oil & Gas) *	1,751
17,525	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	883
19,638	Mining and Metallurgical Co. Norilsk Nickel - ADR (Diversified Metals & Mining) *	422
5,486	Polymetal - Registered GDR (Precious Metals & Minerals) (a)	84
54,591	Rosneft Oil Co. OJSC - Registered Shares GDR (Integrated Oil & Gas)	317
6,921	Severstal - GDR, Registered Shares (Steel)	72
24,536	Surgutneftegas - Sponsored ADR (Integrated Oil & Gas) *	195
8,105	Tatneft - Sponsored ADR (Oil & Gas Exploration & Production)	200
9,564	Uralkali - Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	327
		4,251
	South Africa — 3.48%
3,702	African Rainbow Minerals Ltd. (Diversified Metals & Mining)	79
84,535	Anglo Platinum Ltd. (Precious Metals & Minerals)	5,774
13,257	AngloGold Ashanti Ltd. (Gold)	550
38,200	AngloGold Ashanti Ltd. - Sponsored ADR (Gold) *	1,580
6,196	ArcelorMittal South Africa Ltd. (Steel)	45
4,360	Exxaro Resources Ltd. (Diversified Metals & Mining)	92
179,902	Gold Fields Ltd. (Gold)	2,759
13,450	Harmony Gold Mining Co. Ltd. (Gold)	158
17,562	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	355
2,798	Kumba Iron Ore Ltd. (Steel)	147
6,909	Northam Platinum Ltd. (Precious Metals & Minerals)	28
18,332	Pretoria Portland Cement Co. Ltd (Construction Materials)	53
18,665	Sappi Ltd. (Paper Products) (a)	55
18,976	Sasol Ltd. (Integrated Oil & Gas)	779
54,300	Sasol Ltd. - Sponsored ADR (Integrated Oil & Gas) *	2,205
		14,659
	South Korea — 0.56%
1,615	Cheil Industries, Inc. (Diversified Chemicals)	112
1,270	Dongkuk Steel Mill Co. Ltd. (Steel)	24
1,748	GS Holdings (Oil & Gas Refining & Marketing)	83
2,880	Hanwha Chemical Corp. (Commodity Chemicals)	61
1,540	Hanwha Corp. (Commodity Chemicals)	43
490	Honam Petrochemical Corp. (Commodity Chemicals)	118
781	Hyosung Corp. (Commodity Chemicals)	36
1,100	Hyundai Hysco (Steel)	42
1,897	Hyundai Steel Co. (Steel)	138
348	Korea Kumho Petrochemical Co. Ltd. (Commodity Chemicals)	53
291	Korea Zinc Co. Ltd. (Diversified Metals & Mining)	71
1,680	KP Chemical Corp. (Commodity Chemicals)	21
1,587	LG Chem Ltd. (Commodity Chemicals)	421
539	OCI Co. Ltd. (Diversified Chemicals)	92
2,237	POSCO (Steel)	689
1,541	S-Oil Corp. (Oil & Gas Refining & Marketing)	133
2,056	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing)	241
		2,378
	Spain — 0.18%
3,379	Acerinox SA (Steel)	38

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
26,891	Repsol YPF SA (Integrated Oil & Gas)	$710
		748
	Sweden — 0.10%
9,274	Boliden AB (Diversified Metals & Mining)	95
1,791	Holmen AB, B Shares (Paper Products)	45
5,306	SSAB AB, A Shares (Steel)	39
19,573	Svenska Cellulosa AB, B Shares (Paper Products)	239
		418
	Switzerland — 0.82%
281	Givaudan SA - Registered (Specialty Chemicals)	219
8,305	Holcim Ltd. - Registered (Construction Materials)	441
52,200	Noble Corp. (Oil & Gas Drilling) *	1,532
69	Sika AG (Specialty Chemicals)	122
3,203	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	833
24,900	Weatherford International Ltd. (Oil & Gas Exploration & Production) (a)*	304
		3,451
	Thailand — 0.16%
5,100	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	85
48,600	Indorama Ventures Public Co. Ltd. - NVDR (Commodity Chemicals)	43
335,900	IRPC Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	38
37,100	PTT Aromatics & Refining Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	29
12,200	PTT Chemical Public Co. Ltd. - NVDR (Commodity Chemicals)	39
39,100	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	175
28,800	PTT Public Co. Ltd. - NVDR (Integrated Oil & Gas)	239
27,400	Thai Oil Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	44
		692
	Turkey — 0.03%
18,254	Eregli Demir ve Celik Fabrikalari TAS (Erdemir) (Steel)	32
4,252	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	87
		119
	United Kingdom — 7.59%
11,217	AMEC PLC (Oil & Gas Equipment & Services)	142
44,691	Anglo American PLC (Diversified Metals & Mining)	1,538
13,325	Antofagasta PLC (Diversified Metals & Mining)	190
441,039	BG Group PLC (Integrated Oil & Gas)	8,440
128,005	BHP Billiton PLC (Diversified Metals & Mining)	3,419
475,352	BP PLC (Integrated Oil & Gas)	2,850
132,900	BP PLC - Sponsored ADR (Integrated Oil & Gas) *	4,794
47,336	Cairn Energy PLC (Oil & Gas Exploration & Production) (a)	205
11,011	Essar Energy Ltd. (Oil & Gas Refining & Marketing) (a)	43
8,703	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	77
6,059	Fresnillo PLC (Precious Metals & Minerals)	148
7,254	Johnson Matthey PLC (Specialty Chemicals)	178
7,235	Kazakhmys PLC (Diversified Metals & Mining)	88
5,474	Lonmin PLC (Precious Metals & Minerals)	89
29,634	Rexam PLC (Metal & Glass Containers)	142
48,175	Rio Tinto PLC (Diversified Metals & Mining)	2,136
91,095	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	2,834
30,068	Tullow Oil PLC (Oil & Gas Exploration & Production)	608
186,775	Vedanta Resources PLC (Diversified Metals & Mining)	3,175
70,127	Xstrata PLC (Diversified Metals & Mining)	885
		31,981
	United States — 18.00%
7,100	Air Products & Chemicals, Inc. (Industrial Gases) *	542
2,500	Airgas, Inc. (Industrial Gases) *	160
35,500	Alcoa, Inc. (Aluminum) *	340
3,400	Allegheny Technologies, Inc. (Steel) *	126
60,800	Alpha Natural Resources, Inc. (Coal & Consumable Fuels) (a)*	1,076
16,600	Anadarko Petroleum Corp. (Oil & Gas Exploration & Production) *	1,047
12,800	Apache Corp. (Oil & Gas Exploration & Production) *	1,027
7,100	Arch Coal, Inc. (Coal & Consumable Fuels)*	104
14,500	Baker Hughes, Inc. (Oil & Gas Equipment & Services) *	669
5,300	Ball Corp. (Metal & Glass Containers) *	164
3,500	Cabot Oil & Gas Corp. (Oil & Gas Exploration & Production) *	217
15,900	Cameron International Corp. (Oil & Gas Equipment & Services) (a)*	660
5,200	Celanese Corp., Series A (Specialty Chemicals) *	169
2,400	CF Industries Holdings, Inc. (Fertilizers & Agricultural Chemicals) *	296
172,800	Chesapeake Energy Corp. (Oil & Gas Exploration & Production) *	4,415
76,200	Chevron Corp. (Integrated Oil & Gas) *	7,050
2,900	Cimarex Energy Co. (Oil & Gas Exploration & Production) *	162
4,800	Cliffs Natural Resources, Inc. (Steel) *	246
3,300	Concho Resources, Inc. (Oil & Gas Exploration & Production) (a)*	235
44,900	ConocoPhillips (Integrated Oil & Gas) *	2,843
98,100	CONSOL Energy, Inc. (Coal & Consumable Fuels) *	3,329
1,500	Continental Resources, Inc. (Oil & Gas Exploration & Production) (a)*	73
5,200	Crown Holdings, Inc. (Metal & Glass Containers) (a)*	159

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
13,400	Denbury Resources, Inc. (Oil & Gas Exploration & Production) (a)*	$154
13,400	Devon Energy Corp. (Oil & Gas Exploration & Production) *	743
2,300	Diamond Offshore Drilling, Inc. (Oil & Gas Drilling) *	126
2,100	Dril-Quip, Inc. (Oil & Gas Equipment & Services) (a)*	113
31,100	E.I. du Pont de Nemours & Co. (Diversified Chemicals) *	1,243
2,400	Eastman Chemical Co. (Diversified Chemicals) *	164
7,800	Ecolab, Inc. (Specialty Chemicals) *	381
25,700	El Paso Corp. (Oil & Gas Storage & Transportation) *	449
2,400	Energen Corp. (Oil & Gas Exploration & Production) *	98
65,100	EOG Resources, Inc. (Oil & Gas Exploration & Production) *	4,623
4,800	EQT Corp. (Oil & Gas Exploration & Production) *	256
107,800	Exxon Mobil Corp. (Integrated Oil & Gas) *	7,829
2,400	FMC Corp. (Diversified Chemicals) *	166
8,000	FMC Technologies, Inc. (Oil & Gas Equipment & Services) (a)*	301
31,700	Freeport-McMoRan Copper & Gold, Inc. (Diversified Metals & Mining) *	965
30,600	Halliburton Co. (Oil & Gas Equipment & Services) *	934
3,600	Helmerich & Payne, Inc. (Oil & Gas Drilling) *	146
10,200	Hess Corp. (Integrated Oil & Gas) *	535
7,000	HollyFrontier Corp. (Oil & Gas Refining & Marketing) *	184
2,700	International Flavors & Fragrances, Inc. (Specialty Chemicals) *	152
13,900	International Paper Co. (Paper Products) *	323
2,900	Kinder Morgan Management LLC (Oil & Gas Storage & Transportation) (a)*	170
3,700	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation) *	96
23,800	Marathon Oil Corp. (Integrated Oil & Gas)*	514
11,900	Marathon Petroleum Corp. (Oil & Gas Refining & Marketing) *	322
1,500	Martin Marietta Materials, Inc. (Construction Materials) *	95
5,700	MeadWestvaco Corp. (Paper Products) *	140
17,900	Monsanto Co. (Fertilizers & Agricultural Chemicals) *	1,075
6,100	Murphy Oil Corp. (Integrated Oil & Gas) *	269
35,900	National Oilwell Varco, Inc. (Oil & Gas Equipment & Services) *	1,839
4,500	Newfield Exploration Co. (Oil & Gas Exploration & Production) (a) *	179
16,500	Newmont Mining Corp. (Gold) *	1,038
5,900	Noble Energy, Inc. (Oil & Gas Exploration & Production) *	418
10,600	Nucor Corp. (Steel) *	335
48,300	Occidental Petroleum Corp. (Integrated Oil & Gas) *	3,453
5,500	Owens-Illinois, Inc. (Metal & Glass Containers) (a) *	83
9,100	Peabody Energy Corp. (Coal & Consumable Fuels) *	308
43,500	Pioneer Natural Resources Co. (Oil & Gas Exploration & Production) *	2,861
4,700	Plains Exploration & Production Co. (Oil & Gas Exploration & Production) (a) *	107
5,300	PPG Industries, Inc. (Diversified Chemicals) *	374
10,200	Praxair, Inc. (Industrial Gases) *	953
5,900	QEP Resources, Inc. (Oil & Gas Exploration & Production) *	160
5,400	Range Resources Corp. (Oil & Gas Exploration & Production) *	316
2,300	Rock-Tenn Co., Class - A (Paper Packaging) *	112
4,300	Rowan Cos., Inc. (Oil & Gas Drilling) (a) *	130
5,400	Sealed Air Corp. (Paper Packaging) *	90
4,100	Sigma-Aldrich Corp. (Specialty Chemicals)*	253
5,700	Southern Copper Corp. (Diversified Metals & Mining) *	142
112,000	Southwestern Energy Co. (Oil & Gas Exploration & Production) (a) *	3,733
21,800	Spectra Energy Corp. (Oil & Gas Storage & Transportation) *	535
4,100	Sunoco, Inc. (Oil & Gas Refining & Marketing) *	127
123,000	Tesoro Corp. (Oil & Gas Refining & Marketing) (a)*	2,395
39,300	The Dow Chemical Co. (Diversified Chemicals) *	883
36,800	The Mosaic Co. (Fertilizers & Agricultural Chemicals) *	1,802
3,000	The Sherwin-Williams Co. (Specialty Chemicals) *	223
19,700	The Williams Cos., Inc. (Oil & Gas Storage & Transportation) *	479
30,000	Tidewater, Inc. (Oil & Gas Equipment & Services) *	1,261
86,900	Ultra Petroleum Corp. (Oil & Gas Exploration & Production) (a) *	2,409
4,800	United States Steel Corp. (Steel) *	106
19,100	Valero Energy Corp. (Oil & Gas Refining & Marketing) *	340
4,300	Vulcan Materials Co. (Construction Materials) *	118
2,100	Walter Energy, Inc. (Diversified Metals & Mining) *	126
13,200	Whiting Petroleum Corp. (Oil & Gas Exploration & Production) (a) *	463
		75,826
	Total Common Stocks	261,977
	Preferred Stocks — 1.60%
	Brazil — 1.59%
7,900	Bradespar SA - Preferred (Steel) *	138
5,500	Braskem SA - Preferred, Class - A (Commodity Chemicals) *	43
29,900	Gerdau SA - Preferred (Steel) *	211
15,700	Klabin SA - Preferred (Paper Packaging) *	43
9,600	Metalurgica Gerdau SA - Preferred (Steel) *	85
146,400	Petroleo Brasileiro SA - Preferred (Integrated Oil & Gas) *	1,488

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Brazil (continued)
15,900	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Steel) *	$89
3,400	Vale Fertilizantes SA - Preferred (Fertilizers & Agricultural Chemicals) *	44
69,800	Vale SA - Preferred, Class - A (Steel) *	1,456
146,200	Vale SA - Sponsored ADR (Steel) *	3,070
		6,667
	Russia — 0.01%
53	AK Transneft OAO - Preferred (Oil & Gas Storage & Transportation) *	54
	Total Preferred Stocks	6,721
	Corporate Bonds — 2.14%
$400	Citigroup, Inc., 6.50%, 8/19/13 (Other Diversified Financial Services)	421
1,000	Citigroup, Inc., MTN, 5.50%, 10/15/14 (Other Diversified Financial Services)	1,039
700	Credit Suisse USA, Inc., 5.38%, 3/2/16 (Thrifts & Mortgage Finance)	749
1,000	Fuel Trust, 3.98%, 6/15/16 (Thrifts & Mortgage Finance) (b)	979
700	Georgia Pacific LLC, 7.13%, 1/15/17 (Paper Products) (b)	733
1,000	Goldman Sachs Group, Inc., 3.70%, 8/1/15 (Other Diversified Financial Services)	979
1,400	HSBC Finance Corp., 0.50%, 1/15/14 (Other Diversified Financial Services) (c)	1,320
1,000	Merrill Lynch & Co., MTN, 5.45%, 7/15/14 (Investment Banking & Brokerage) Series C	979
1,000	Morgan Stanley, MTN, 6.00%, 5/13/14 (Investment Banking & Brokerage)	1,013
800	SLM Corp., MTN, 6.25%, 1/25/16 (Other Diversified Financial Services)	785
	Total Corporate Bonds	8,997
	Asset Backed Securities — 1.25%
1,000	Citibank Omni Master Trust, Series 2009-A14A, 2.98%, 8/15/18 (b)(c)	1,046
2,000	Citibank Omni Master Trust, Series 2009-A8, 2.33%, 5/16/16 (b)(c)	2,017
500	Commercial Industrial Finance Corp., Series 2006-2A, 0.59%, 3/1/21 (b)(c)	471
600	Commercial Industrial Finance Corp., Series 2007-1A, 0.53%, 5/10/21 (b)(c)	548
811	First Franklin Mortgage Loan Asset Backed Certificate, Series 2005-FF11, 0.57%, 11/25/35 (c)	666
519	Olympic CLO Ltd., Series 2004-1A, 0.77%, 5/15/16 (b)(c)	509
	Total Asset Backed Securities	5,257
	Collateralized Mortgage Obligations — 2.10%
1,008	Bear Stearns ALT-A Trust, Series 2007-8, 0.93%, 9/25/34 (c)	785
700	Dbubs Mortgage Trust, Series 2011-LC2A, 3.39%, 6/10/16 (b)	707
1,000	Goldman Sachs Mortgage Securities Corp. II, Series 2007-EOP, 1.32%, 3/6/20 (b)(c)	993
700	Gosforth Funding PLC, Series 2011-1, 2.28%, 4/24/47 (c)	1,085
166	Granite Mortgages PLC, Series 2004-2, 1.82%, 6/20/44 (c)	210
974	JP Morgan Chase Commercial Mortgage Securities, Series 2010-C1, 3.85%, 6/15/15 (b)	1,010
1,000	JP Morgan Chase Commercial Mortgage Securities, Series 2011-C3, 3.67%, 1/15/18 (b)	1,009
1,000	JP Morgan Chase Commercial Mortgage Securities, Series 2011-C4, 3.34%, 5/15/16 (b)	994
850	Thornburg Mortgage Securities Trust, Series 2007-1, 0.32%, 3/25/37 (c)	831
1,214	Wells Fargo Mortgage Backed Securities, Series 2005-14, 5.50%, 12/25/35	1,209
	Total Collateralized Mortgage Obligations	8,833
	Certificate of Deposit — 0.21%
900	Dexia Credit Local SA NY, 0.61%, 3/22/12 (c)	900
	Total Certificate of Deposit	900
	U.S. Government Agency Securities — 2.54%
1,000	Fannie Mae, 2.50%, 2/10/20 (d)	1,005
900	Fannie Mae, 6.32%, 6/15/27	933
3,600	Fannie Mae, 0.00%, 11/9/11 (e)	3,600
4,000	Freddie Mac, 0.00%, 11/2/11 (e)	4,000
1,100	Tennessee Valley Authority, 0.00%, 4/15/42 (d)	1,157
	Total U.S. Government Agency Securities	10,695
	U.S. Treasury Obligations — 7.14%
90	U.S. Treasury Bills, 0.00%, 10/20/11 (e)(f)	90
215	U.S. Treasury Bills, 0.00%, 11/17/11 (e)(f)	215
300	U.S. Treasury Bills, 0.00%, 10/27/11 (e)(f)	300
1,760	U.S. Treasury Bills, 0.00%, 11/10/11 (e)(f)	1,760
9,300	U.S. Treasury Bills, 0.00%, 3/29/12 (e)(f)	9,297
330	U.S. Treasury Bills, 0.00%, 3/8/12 (e)(f)	330
100	U.S. Treasury Bills, 0.00%, 12/22/11 (e)(f)	100
2,700	U.S. Treasury Bills, 0.00%, 3/15/12 (e)(f)	2,699
12,300	U.S. Treasury Bills, 0.00%, 3/22/12 (e)(f)	12,297
70	U.S. Treasury Bills, 0.00%, 1/19/12 (e)(f)	70
2,020	U.S. Treasury Bills, 0.00%, 3/1/12 (e)(f)	2,020
900	U.S. Treasury Note, 4.88%, 2/15/12	916
	Total U.S. Treasury Obligations	30,094
	Yankee Dollars — 0.98%
	France — 0.23%
1,000,000	BNP Paribas, MTN (Diversified Banks)	984
	Norway — 0.10%
400,000	Nordea Eiendomskreditt AS (Diversified Banks) (b)	397
	Switzerland — 0.17%
750,000	UBS AG Stamford CT (Diversified Banks)	731
	United Kingdom — 0.48%
1,000,000	Barclays Bank PLC, Series 1 (Diversified Banks)	1,002

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	United Kingdom (continued)
$1,000,000	HSBC Bank PLC (Diversified Banks) (b)	$1,003
		2,005
	Total Yankee Dollars	4,117
	Time Deposit — 1.58%
$6,641	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/3/11	6,641
	Total Time Deposit	6,641
	Mutual Fund — 1.24%
5,228,751	Alliance Money Market Fund Prime Portfolio, 0.06% (g)	5,229
	Total Mutual Fund	5,229
	Call Options Purchased — 0.01%
	United States — 0.01%
10	Corn Future
	Expiring November 2012 at $700	14
5	Crude Oil Future
	Expiring November 2015 at $145	16
	Total Call Options Purchased	30
	Put Options Purchased — 0.02%
	United States — 0.02%
3	Gold Future
	Expiring November 2011 at $650	28
100	London Gold Market Fixing Ltd. PM
	Expiring August 2012 at $650	19
300	London Gold Market Fixing Ltd. PM
	Expiring August 2012 at $565	43
	Total Put Options Purchased	90
	Repurchase Agreements — 16.26%
29,000	Bank of America, 0.08%, 10/3/11, (Purchased on 9/30/11, proceeds at maturity $29,000,193 collateralized by U.S. Government Agency Securities, 4.00 – 4.50%, 6/1/26 – 12/1/40 fair value $29,480,281)	29,000
600	Barclays Capital, Inc., 0.07%, 10/3/11, (Purchased on 9/21/11, proceeds at maturity $600,004 collateralized by U.S. Treasury Inflation Protected Bond, 2.13%, 2/15/41 fair value $609,687)(h)	600
38,900	JPMorgan Securities LLC, 0.09%, 10/3/11, (Purchased on 9/30/11, proceeds to maturity $39,434,416, collateralized by U.S. Government Agency Securities, 2.11 – 4.76%, 1/1/34 – 7/1/41 fair value $39,681,944)	38,900
	Total Repurchase Agreements	68,500
	Total Investments
	(cost $448,745) — 99.27%	418,081
	Other assets in excess of liabilities — 0.73%	3,071
	Net Assets — 100.00%	$421,152

*
Common stock securities that were not fair valued on September 30, 2011 and represent a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in Notes to Portfolio of Investments.

(a)	Represents non-income producing security.
(b)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted as to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2011.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2011.
(e)	Rate disclosed represents effective yield at purchase.
(f)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.
(g)	The rate disclosed is the rate in effect on September 30, 2011.
(h)	Security has been deemed illiquid by the Specialist Manager and represents 0.14% of the Portfolios net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
MTN - Medium Term Note
NVDR - Non-Voting Depository Receipt
NYS - New York Registered Shares

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The Commodity Returns Strategy Portfolio	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	PIMCO	SSgA Funds Management, Inc.	Total

Common Stocks	30.80%	0.22%	-	31.18%	62.20%
Preferred Stocks	0.73%	-	-	0.87%	1.60%
Corporate Bonds	-	-	2.14%	-	2.14%
Asset Backed Securities	-	-	1.25%	-	1.25%
Collateralized Mortgage Obligations	-	-	2.10%	-	2.10%
Certificate of Deposit	-	-	0.21%	-	0.21%
U.S. Government Agency Securities	-	-	2.54%	-	2.54%
U.S. Treasury Obligations	-	-	7.14%	-	7.14%
Yankee Dollars	-	-	0.98%	-	0.98%
Time Deposit	0.99%	0.01%	0.58%	-	1.58%
Mutual Fund	-	-	-	1.24%	1.24%
Call Options Purchased	-	0.01%	-	-	0.01%
Put Options Purchased	-	0.01%	0.01%	-	0.02%
Repurchase Agreements	-	16.12%	0.14%	-	16.26%
Total Investments	32.52%	16.37%	17.09%	33.29%	99.27%

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2011.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
6	Corn Future	$182	Mar-12	$(36)
45	Corn Future	1,333	Dec-11	(135)
8	Corn Future	226	Dec-12	(39)
21	Soybean Future	1,249	Jan-12	(121)
5	Soybean Future	295	Nov-11	(13)
68	Mill Wheat Euro Future	836	Jan-12	(45)
62	WTI Crude Future	4,995	Jun-12	(680)
30	WTI Crude Future	2,380	Dec-11	(330)
39	WTI Crude Future	3,207	Nov-12	(1,108)
8	WTI Crude Future	673	Dec-13	(24)
2	WTI Crude Future	160	Mar-12	(6)
(8)	Brent Crude Future	(783)	Jun-12	134
35	Brent Crude Future	3,597	Nov-11	(252)
(8)	Brent Crude Future	(776)	Dec-12	73
(7)	Brent Crude Future	(660)	Dec-13	15
25	Cotton No. 2 Future	1,252	Dec-11	(220)
(18)	Crude Oil Future	(41)	Nov-11	(13)
9	Crude Oil Future	72	Nov-11	29
14	Robusta Coffee Future	277	Nov-11	(35)
(20)	Ice Natural Gas Future	(726)	Jan-12	14
(20)	Ice Natural Gas Future	(706)	Dec-11	(15)
(20)	Ice Natural Gas Future	(622)	Nov-11	16
87	Gold Future	14,114	Dec-11	850
12	Heating Oil Future	1,340	Jun-12	(109)
(7)	Heating Oil Future	(817)	Dec-11	40
(3)	Coffee "C" Future	(258)	Dec-11	34
38	London Metal Exchange Primary Aluminum Future	2,046	Dec-11	(436)
22	London Metal Exchange Primary Aluminum Future	1,231	Dec-12	(336)
25	Live Cattle Future	1,242	Feb-12	45
48	Live Cattle Future	2,355	Dec-11	63
25	Lean Hogs Future	916	Feb-12	47
27	Lean Hogs Future	948	Dec-11	45
17	London Metal Exchange Lead Future	844	Dec-11	(186)
6	London Metal Exchange Nickel Future	634	Dec-11	(185)
33	London Metal Exchange Copper Future	5,789	Dec-11	(1,459)
8	London Metal Exchange Copper Future	1,414	Dec-12	(459)
62	London Metal Exchange Zinc Future	2,880	Dec-11	(488)
26	Natural Gas Future	1,072	Jan-12	(228)
17	Natural Gas Future	827	Jan-13	(102)
9	Natural Gas Future	357	Dec-11	(73)
30	Platinum Future	2,285	Jan-12	(457)
33	Gas Oil Future	2,916	Oct-11	(222)
36	Sugar No. 11 Future	1,020	Mar-12	(43)
15	Silver Future	2,256	Dec-11	(707)
(30)	No. 2 Soft Red Winter Wheat Future	(1,015)	Jul-12	111
6	Wheat Future	183	Dec-11	(32)
16	Wheat Future	563	Dec-11	(77)
6	Gasoline RBOB Future	644	Jun-12	(19)
(3)	Gasoline RBOB Future	(315)	Dec-11	47
	Net Unrealized Appreciation/(Depreciation)			$(7,127)

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
207,615	Brazilian Real	Barclays Bank	11/3/11	$126	$110	$(16)
284,000	British Sterling Pound	Barclays Bank	12/8/11	446	442	(4)
482,000	Canadian Dollar	Deutsche Bank	10/31/11	486	460	(26)
3,198,000	Chinese Renminbi	Barclays Bank	6/1/12	500	504	4
3,180,250	Chinese Renminbi	Barclays Bank	6/1/12	500	501	1
362,000	Euro	Deutsche Bank	10/19/11	504	485	(19)
40,560,000	Indian Rupee	JP Morgan Chase	7/12/12	873	810	(63)
23,303,000	Japanese Yen	Deutsche Bank	10/17/11	301	302	1
16,677,000	Japanese Yen	JP Morgan Chase	10/17/11	217	216	(1)
758,850,000	Korean Won	JP Morgan Chase	11/14/11	712	644	(68)
2,113,150	Malaysian Ringgit	JP Morgan Chase	4/23/12	697	659	(38)
4,758,880	Mexican Peso	Barclays Bank	11/18/11	400	342	(58)
3,599,235	Mexican Peso	Deutsche Bank	11/18/11	300	258	(42)
1,105,611	Singapore Dollar	JP Morgan Chase	12/9/11	918	846	(72)
	Total Currencies Purchased			$6,980	$6,579	$(401)

	Currencies Sold
29,000	Australian Dollar	Deutsche Bank	11/10/11	$28	$28	$-
160,550	Brazilian Real	Deutsche Bank	11/3/11	99	85	14
718,000	British Sterling Pound	Barclays Bank	12/8/11	1,146	1,119	27
270,000	British Sterling Pound	Barclays Bank	12/8/11	427	421	6
1,422,000	Euro	Barclays Bank	10/19/11	1,998	1,905	93
423,000	Euro	Deutsche Bank	10/19/11	597	567	30
71,000	Euro	JP Morgan Chase	10/19/11	100	95	5
12,000	Euro	Barclays Bank	10/19/11	17	16	1
64,000	Euro	Barclays Bank	10/19/11	92	86	6
5,720,983	Indian Rupee	Barclays Bank	11/18/11	123	116	7
2,772,000	Indian Rupee	Barclays Bank	11/18/11	60	56	4
112,130,000	Japanese Yen	Deutsche Bank	10/17/11	1,398	1,455	(57)
484,052	Singapore Dollar	Barclays Bank	12/1/11	392	371	21
	Total Currencies Sold			$6,477	$6,320	$157
	Net Unrealized Appreciation/(Depreciation)					$(244)

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(490)	Put - Interest Rate Option U.S. Dollar 1 - Year Interest	2	$(24)	$(8)	Jul-13	$16
(300)	Put - Platinum Future Option	1,565	(26)	(55)	Aug-12	(29)
(5)	Call - Corn Future Option	950	(4)	(1)	Nov-12	3
(10)	Put - Corn Future Option	600	(26)	(44)	Nov-12	(18)
(2)	Put - Crude Oil Future Option	70	(7)	(5)	Nov-11	2
(5)	Put - Crude Oil Future Option	70	(37)	(49)	Nov-15	(12)
(4)	Call - London Metal Exchange Copper Option	10,500	(25)	(1)	Dec-11	24
(100)	Put - Platinum Future Option	1,650	(13)	(24)	Aug-12	(11)
	Net Unrealized Appreciation/(Depreciation)		$(162)	$(187)		$(25)

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

SWAP Agreements

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Goldman Sachs International, based on the S&P GSCI Grain Index (a)	$91	$-	$(1,025)	11/30/11	$(1,025)
Interest Rate Swap Agreement with Goldman Sachs International, based on the S&P GSCI Grain Index (a)	58	-	(477)	2/29/12	(477)
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index, 0.00% (b)(c)	2,200	(25)	(15)	12/21/16	10
Commodity Swap Agreement with Deutsche Bank, based on the Platinum December 2011 Index (d)	-	-	(21)	12/29/11	(21)
Commodity Swap Agreement with Deutsche Bank, based on the Gold December 2011(COMEX) Index (d)	-	-	13	11/29/11	13
Commodity Swap Agreement with Barclays Bank, based on the Dated Brent Index (d)	12	-	(138)	12/31/12	(138)
Commodity Swap Agreement with Barclays Bank, based on the Argus Eurobob Barges FOB Rotterdam Index (d)	(3)	-	36	12/31/12	36
Commodity Swap Agreement with Barclays Bank, based on the 1% Fuel Cargoes FOB N.W.E. Index (d)	(4)	-	39	12/31/12	39
Commodity Swap Agreement with Barclays Bank, based on the Jet CIF N.W.E. Index (d)	(1)	-	12	12/31/12	12
Commodity Swap Agreement with Barclays Bank, based on the Jet CIF N.W.E. Index (d)	(1)	-	(2)	12/31/12	(2)
Commodity Swap Agreement with Barclays Bank, based on the Dated Brent Index (d)	12	-	(5)	12/31/12	(5)
Commodity Swap Agreement with Deutsche Bank, based on the Gold December 2011 (COMEX) Index (d)	-	-	15	11/29/11	15
Commodity Swap Agreement with Barclays Bank, based on the ICE Gasoil Index (d)	(4)	-	40	12/31/12	40
Commodity Swap Agreement with Barclays Bank, based on the ICE Gasoil Index (d)	(4)	-	1	12/31/12	1
Commodity Swap Agreement with Barclays Bank, based on the Total Margin Index (d)	(12)	-	(7)	12/31/12	(7)
Commodity Swap Agreement with Barclays Bank, based on the 1% Fuel Cargoes FOB N.W.E. Index (d)	(4)	-	(6)	12/31/12	(6)
Commodity Swap Agreement with Barclays Bank, based on the Argus Eurobob Barges FOB Rotterdam Index (d)	(3)	-	2	12/31/12	2
Commodity Swap Agreement with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index (d)	32,500	5	(688)	10/27/11	(693)
Commodity Swap Agreement with Goldman Sachs, based on the Dow-Jones UBS Commodity Total Return Index (d)	12,140	-	(244)	10/27/11	(244)
Commodity Swap Agreement with Barclays Bank, based on the Dow-Jones UBS Commodity Total Return Index (d)	1,970	-	(42)	10/27/11	(42)
Commodity Swap Agreement with Barclays Bank, based on the Dow-Jones UBS Commodity Total Return Index (d)	10,370	-	(209)	10/27/11	(209)
Commodity Swap Agreement with Barclays Bank, based on the Dow-Jones UBS Commodity Total Return Index (d)	15,480	-	(306)	10/27/11	(306)
		$(20)	$(3,027)		$(3,007)

(a)	The Portfolio makes periodic payments when credit spreads, as represented by the Reference Entity widen.

(b)	The Portfolio receives based on stated index and pays the fixed rate.

(c)	Rate reflected is rate at September 30, 2011.

(d)	The Portfolio receives periodic payments when credit spreads, as represented by the Reference Entity widen.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.78%
	Australia — 1.96%
223,704	Alumina Ltd. (Aluminum)	$312
1,871,876	Asciano Ltd. (Railroads)	2,578
95,665	Coca-Cola Amatil Ltd. (Soft Drinks)	1,096
38,380	CSL Ltd. (Biotechnology)	1,089
977,019	Foster's Group Ltd. (Brewers)	4,960
113,043	Iluka Resources Ltd. (Diversified Metals & Mining)	1,323
57,158	Macquarie Group Ltd. (Investment Banking & Brokerage)	1,236
187,424	Myer Holdings Ltd. (Apparel, Accessories & Luxury Goods)	365
66,936	Newcrest Mining Ltd. (Gold)	2,206
1,096,838	Telstra Corp. Ltd. (Integrated Telecommunication Services)	3,266
334,130	Treasury Wine Estates Ltd. (Distillers & Vintners)	1,251
		19,682
	Austria — 0.22%
24,181	Andritz AG (Industrial Machinery)	1,969
7,323	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	278
		2,247
	Belgium — 1.38%
262,152	Anheuser-Busch InBev NV (Brewers)	13,913
	Bermuda — 0.26%
94,789	Seadrill Ltd. (Oil & Gas Drilling)	2,620
	Brazil — 0.49%
22,000	Banco Bradesco SA - Sponsored ADR (Diversified Banks) *	325
93,100	Hypermarcas SA (Personal Products) *	445
132,333	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas) *	2,971
125,800	Tele Norte Leste Participacoes SA - Sponsored ADR (Integrated Telecommunication Services) *	1,199
		4,940
	Canada — 3.81%
105,000	Barrick Gold Corp. (Gold) *	4,898
184,200	CAE, Inc. (Aerospace & Defense) *	1,728
184,100	Cameco Corp. (Coal & Consumable Fuels)	3,381
26,189	Canadian National Railway Co. (Railroads)*	1,744
162,358	Canadian Pacific Railway Ltd. (Railroads) *	7,808
104,600	Cenovus Energy, Inc. (Integrated Oil & Gas)	3,222
47,800	Centerra Gold, Inc. (Gold) *	890
150,500	Centerra Gold, Inc. (Gold) *	2,803
91,600	EnCana Corp. (Oil & Gas Exploration & Production) *	1,764
31,000	First Quantum Minerals Ltd. (Diversified Metals & Mining) *	413
51,900	Inmet Mining Corp. (Diversified Metals & Mining) *	2,200
30,200	Intact Financial Corp. (Property & Casualty Insurance) *	1,658
50,830	Ivanhoe Mines Ltd. (Diversified Metals & Mining) (a)*	701
16,000	Onex Corp. (Multi-Sector Holdings) *	499
88,200	Progressive Waste Solutions Ltd. (Environmental & Facilities Services) *	1,815
59,100	Telus Corp. (Integrated Telecommunication Services) *	2,756
		38,280
	Cayman Islands — 0.08%
611,200	MGM China Holdings Ltd. (Casinos & Gaming) (a)	810
	China — 1.85%
74,845	Baidu, Inc., Class - A - Sponsored ADR (Internet Software & Services) (a)*	8,002
1,950,613	Bank of China Ltd., H Shares (Diversified Banks)	603
298,346	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	1,498
1,304,200	China Resources Land Ltd. (Real Estate Development)	1,403
1,854,058	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	895
37,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,709
1,744,000	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	4,510
		18,620
	Denmark — 0.51%
36,555	Novo Nordisk A/S, Class - B (Pharmaceuticals)	3,646
179,522	TDC A/S (Integrated Telecommunication Services)	1,467
		5,113
	Finland — 0.40%
144,529	Sampo Oyj, A Shares (Multi-line Insurance)	3,630
70,348	Stora Enso Oyj, R Shares (Paper Products)	412
		4,042
	France — 10.85%
87,502	Air Liquide SA (Industrial Gases)	10,217
317,293	AXA SA (Multi-line Insurance)	4,127
302,212	BNP Paribas (Diversified Banks)	11,913
83,439	Bouygues SA (Construction & Engineering)	2,760
15,200	Compagnie de Saint-Gobain (Building Products)	580
19,800	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber)	1,184
179,563	Danone SA (Packaged Foods & Meats)	11,037
100,405	GDF Suez (Multi-Utilities)	2,983
46,215	JC Decaux SA (Advertising) (a)	1,147
10,137	L'Oreal SA (Personal Products)	989
189,653	Legrand SA (Electrical Components & Equipment)	5,912
21,462	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	2,833
183,421	Pernod Ricard SA (Distillers & Vintners)	14,359
51,738	Publicis Groupe (Advertising)	2,159
132,774	Sanofi-Aventis (Pharmaceuticals)	8,732
145,285	Schneider Electric SA (Electrical Components & Equipment)	7,774
54,994	Societe Generale (Diversified Banks)	1,439
72,651	Technip SA (Oil & Gas Equipment & Services)	5,820
17,121	Total SA (Integrated Oil & Gas)	755
34,261	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	6,113

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
143,085	Vinci SA (Construction & Engineering)	$6,137
		108,970
	Germany — 9.20%
10,180	Allianz SE (Multi-line Insurance)	954
17,770	BASF SE (Diversified Chemicals)	1,083
249,505	Bayer AG (Pharmaceuticals)	13,767
11,572	Bayerische Motoren Werke AG (Automobile Manufacturers)	764
59,195	Beiersdorf AG (Personal Products)	3,167
5,900	Bilfinger Berger SE (Construction & Engineering)	445
48,033	Brenntag AG (Trading Companies & Distributors)	4,167
225,600	Commerzbank AG (Diversified Banks) (a)	565
146,017	Daimler AG (Automobile Manufacturers)	6,493
23,288	Deutsche Bank AG (Diversified Capital Markets)	807
47,086	Deutsche Boerse AG (Specialized Finance)	2,381
411,395	Deutsche Post AG (Air Freight & Logistics)	5,267
56,408	HeidelbergCement AG (Construction Materials)	2,049
145,838	Linde AG (Industrial Gases)	19,513
56,403	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	7,004
213,509	SAP AG (Application Software)	10,863
145,993	Siemens AG (Industrial Conglomerates)	13,134
		92,423
	Greece — 0.36%
357,966	OPAP SA (Casinos & Gaming)	3,610
	Hong Kong — 6.30%
5,098,700	AIA Group Ltd. (Life & Health Insurance)	14,440
657,162	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,390
224,607	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	2,435
60,000	China Mobile Ltd. (Wireless Telecommunication Services)	587
716,721	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (a)	1,041
206,178	Hang Seng Bank Ltd. (Diversified Banks)	2,415
542,400	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	2,435
1,894,497	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	4,265
379,630	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	1,682
304,000	Li & Fung Ltd. (Distributors)	507
1,329,987	NWS Holdings Ltd. (Industrial Conglomerates)	1,760
5,212,134	Sands China Ltd. (Casinos & Gaming) (a)	12,195
2,748,910	Sino Land Co. Ltd. (Real Estate Development)	3,630
557,000	SJM Holdings Ltd. (Casinos & Gaming)	984
300,759	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	3,450
67,500	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	694
143,000	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	452
616,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	3,039
250,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	613
2,233,188	Wynn Macau Ltd. (Casinos & Gaming)	5,281
		63,295
	India — 0.23%
18,500	HDFC Bank Ltd. - Sponsored ADR (Diversified Banks) *	539
24,300	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks) *	844
27,600	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing)	911
		2,294
	Ireland — 0.74%
77,768	CRH PLC (Construction Materials)	1,202
152,900	Ryanair Holdings PLC - Sponsored ADR (Airlines) (a)*	3,937
372,001	Smurfit Kappa Group PLC (Paper Packaging) (a)	2,261
		7,400
	Israel — 0.16%
53,573	Bank Leumi Le-Israel (Diversified Banks)	164
122,425	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	1,396
		1,560
	Italy — 0.69%
376,871	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks) (a)	2,816
72,722	Intesa Sanpaolo (Diversified Banks)	114
192,357	Intesa Sanpaolo RSP (Diversified Banks)	247
811,051	Snam Rete Gas SpA (Gas Utilities)	3,744
		6,921
	Japan — 15.34%
157,000	Ajinomoto Co., Inc. (Packaged Foods & Meats)	1,855
152,700	Bridgestone Corp. (Tires & Rubber)	3,466
42,900	Canon, Inc. (Office Electronics)	1,949
124,800	Denso Corp. (Auto Parts & Equipment)	4,013
21,500	Fanuc Ltd. (Industrial Machinery)	2,962
25,600	Hamamatsu Photonics K.K. (Electronic Components)	1,032
2,433,500	Haseko Corp. (Homebuilding) (a)	1,530
655,000	Hitachi Ltd. (Electronic Equipment & Instruments)	3,252
474,700	Honda Motor Co. Ltd. (Automobile Manufacturers)	13,910
24,900	IBIDEN Co. Ltd. (Electronic Components)	526
2,364	Japan Tobacco, Inc. (Tobacco)	11,061
305,000	JGC Corp. (Construction & Engineering)	7,461
187,500	Kao Corp. (Personal Products)	5,224
466	KDDI Corp. (Wireless Telecommunication Services)	3,209
24,200	Keyence Corp. (Electronic Equipment & Instruments)	6,624
120,500	Kurita Water Industries Ltd. (Industrial Machinery)	3,379
168,500	Mitsubishi Corp. (Trading Companies & Distributors)	3,432
128,600	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	590
103,239	MITSUI & CO. Ltd. (Trading Companies & Distributors)	1,496
182,000	Mitsui O.S.K. Lines Ltd. (Marine)	701

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
144,300	Murata Manufacturing Co. Ltd. (Electronic Components)	$7,837
9,100	Nintendo Co. Ltd. (Home Entertainment Software)	1,338
67,300	Nissan Motor Co. Ltd. (Automobile Manufacturers)	596
55,300	Oracle Corp. Japan (Systems Software)	1,947
60,700	Sankyo Co. Ltd. (Leisure Products)	3,285
7,400	SHIMAMURA Co. Ltd. (Apparel Retail)	776
75,100	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	3,685
53,100	SMC Corp. (Industrial Machinery)	7,763
480,100	SOFTBANK Corp. (Wireless Telecommunication Services)	14,051
516,400	Sony Financial Holdings, Inc. (Life & Health Insurance)	7,886
200,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	772
167,900	Sumitomo Corp. (Trading Companies & Distributors)	2,078
84,600	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	2,384
53,900	Suzuki Motor Corp. (Automobile Manufacturers)	1,188
100,200	Sysmex Corp. (Health Care Equipment)	3,606
15,800	TDK Corp. (Electronic Components)	551
12,100	Terumo Corp. (Health Care Equipment)	630
28,500	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	723
73,000	Tokyo Electron Ltd. (Semiconductor Equipment)	3,312
249,900	Toyota Motor Corp. (Automobile Manufacturers)	8,569
86,600	Trend Micro, Inc. (Systems Software)	2,709
2,168	Yahoo Japan Corp. (Internet Software & Services)	674
		154,032
	Jersey — 0.95%
316,700	Glencore International PLC (Diversified Metals & Mining)	1,989
186,334	Petrofac Ltd. (Oil & Gas Equipment & Services)	3,446
133,145	Shire PLC (Pharmaceuticals) *	4,152
		9,587
	Luxembourg — 0.50%
405,900	Samsonite International SA (Apparel, Accessories & Luxury Goods) (a)	573
181,688	SES - FDR, Class - A (Cable & Satellite)	4,421
		4,994
	Mexico — 0.07%
47,600	Telefonos de Mexico SAB de CV, Series L - Sponsored ADR (Integrated Telecommunication Services) *	712
	Netherlands — 6.25%
291,377	Akzo Nobel NV (Diversified Chemicals)	12,856
131,552	ASML Holding NV (Semiconductor Equipment)	4,548
28,428	ASML Holding NV - NYS (Semiconductor Equipment) *	982
51,706	European Aeronautic Defence and Space Co. (Aerospace & Defense)	1,453
40,794	Fugro NV (Oil & Gas Equipment & Services)	2,057
104,087	Gemalto NV (Computer Storage & Peripherals)	4,949
33,444	Koninklijke DSM NV (Diversified Chemicals)	1,454
310,819	Koninklijke KPN NV (Integrated Telecommunication Services)	4,093
21,447	Koninklijke Vopak NV (Marine Ports & Services)	1,025
976,662	Reed Elsevier NV (Publishing)	10,739
316,527	TNT Express NV (Air Freight & Logistics)	2,213
825,296	TNT NV (Air Freight & Logistics)	3,610
337,583	Unilever NV (Packaged Foods & Meats)	10,685
129,280	Wolters Kluwer NV (Publishing)	2,098
		62,762
	Netherlands Antilles — 0.33%
55,416	Schlumberger Ltd. (Oil & Gas Equipment & Services) *	3,310
	Nigeria — 0.00%
6,000	Nigerian Breweries PLC (Brewers)	3
	Papua New Guinea — 0.26%
476,397	Oil Search Ltd. (Oil & Gas Exploration & Production)	2,568
	Poland — 0.14%
10,500	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	991
85,700	Telekomunikacja Polska SA (Integrated Telecommunication Services)	448
		1,439
	Portugal — 0.02%
58,296	Banco Espirito Santo SA - Registered (Diversified Banks)	154
	Russia — 0.63%
664,418	Gazprom - Sponsored ADR (Integrated Oil & Gas) *	6,345
	Singapore — 1.49%
104,316	City Developments Ltd. (Diversified Real Estate Activities)	757
278,120	DBS Group Holdings Ltd. (Diversified Banks)	2,495
1,634,787	Genting Singapore PLC (Casinos & Gaming) (a)	1,899
1,024,608	Olam International Ltd. (Food Distributors)	1,746
263,000	SembCorp Industries Ltd. (Industrial Conglomerates)	679
1,154,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	2,826
522,000	Singapore Airlines Ltd. (Airlines)	4,520
		14,922
	South Korea — 2.95%
59,060	Hynix Semiconductor, Inc. (Semiconductors)	1,042
17,834	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	4,141
4,396	Hyundai Mobis (Auto Parts & Equipment)	1,245
159,247	KT&G Corp. (Tobacco)	9,912
13,068	LG Chem Ltd. (Commodity Chemicals)	3,464
14,920	NHN Corp. (Internet Software & Services) (a)	2,843

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
6,670	Samsung C&T Corp. (Trading Companies & Distributors)	$388
9,506	Samsung Electronics Co. Ltd. (Semiconductors)	6,639
		29,674
	Spain — 1.66%
504,925	Banco Santander SA (Diversified Banks)	4,128
308,287	Enagas (Gas Utilities)	5,665
6,175	Industria de Diseno Textil SA (Apparel Retail)	527
115,310	Repsol YPF SA (Integrated Oil & Gas)	3,044
103,007	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	3,285
		16,649
	Sweden — 1.33%
98,190	Assa Abloy AB, Class - B (Building Products)	2,021
152,103	Hennes & Mauritz AB, B Shares (Apparel Retail)	4,556
74,000	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	1,252
122,150	Sandvik AB (Industrial Machinery)	1,408
619,290	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	3,331
30,300	Svenska Handelsbanken AB, A Shares (Diversified Banks)	771
		13,339
	Switzerland — 8.70%
76,213	Adecco SA (Human Resource & Employment Services)	3,005
87,418	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	3,895
16,486	Credit Suisse Group AG (Diversified Capital Markets)	431
9,649	Givaudan SA - Registered (Specialty Chemicals)	7,528
35,432	Holcim Ltd. - Registered (Construction Materials)	1,881
7,606	Kuehne + Nagel International AG - Registered (Marine)	854
268,027	Nestle SA (Packaged Foods & Meats)	14,761
258,533	Novartis AG - Registered (Pharmaceuticals)	14,447
84,055	Roche Holding AG - Genusscheine (Pharmaceuticals)	13,580
3,054	Sonova Holding AG - Registered (Health Care Equipment)	277
6,505	Swisscom AG - Registered (Integrated Telecommunication Services)	2,647
12,655	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	3,290
19,412	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	6,389
10,300	The Swatch Group AG - Registered (Apparel, Accessories & Luxury Goods)	614
17,300	Transocean Ltd. (Oil & Gas Drilling)	834
699,663	UBS AG - Registered (Diversified Capital Markets) (a)	8,006
23,965	Zurich Financial Services AG (Multi-line Insurance)	4,994
		87,433
	Taiwan — 0.31%
8,534	Asustek Computer, Inc. - Sponsored GDR, Registered Shares (Computer Hardware) *	323
95,271	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR, Registered Shares (Electronic Manufacturing Services) *	433
203,700	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)*	2,328
		3,084
	United Kingdom — 16.13%
33,022	Anglo American PLC (Diversified Metals & Mining)	1,136
22,400	ARM Holdings PLC (Semiconductors)	192
912,999	Aviva PLC (Multi-line Insurance)	4,293
969,803	Balfour Beatty PLC (Construction & Engineering)	3,836
3,105,327	Barclays PLC (Diversified Banks)	7,614
321,418	BG Group PLC (Integrated Oil & Gas)	6,151
104,597	BHP Billiton PLC (Diversified Metals & Mining)	2,794
347,400	BowLeven PLC (Oil & Gas Exploration & Production) (a)	503
584,148	BP PLC (Integrated Oil & Gas)	3,502
247,671	British American Tobacco PLC (Tobacco)	10,457
766,400	Cable & Wireless Worldwide PLC (Alternative Carriers)	368
1,108,700	Cairn Energy PLC (Oil & Gas Exploration & Production) (a)	4,808
20,200	Carnival PLC (Hotels, Resorts & Cruise Lines)	630
60,400	Diageo PLC (Distillers & Vintners)	1,151
1,744,400	Dixons Retail PLC (Computer & Electronics Retail) (a)	311
334,402	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	2,963
73,900	FirstGroup PLC (Railroads)	367
873,800	GKN PLC (Auto Parts & Equipment)	2,372
97,801	GlaxoSmithKline PLC (Pharmaceuticals)	2,018
584,809	HSBC Holdings PLC (Diversified Banks)	4,479
863,866	HSBC Holdings PLC (HK) (Diversified Banks)	6,602
395,305	Imperial Tobacco Group PLC (Tobacco)	13,339
57,846	Johnson Matthey PLC (Specialty Chemicals)	1,419
193,382	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	1,922
1,411,200	Lloyds Banking Group PLC (Diversified Banks) (a)	757
483,739	Michael Page International PLC (Human Resource & Employment Services)	2,757
100,660	National Grid PLC (Multi-Utilities)	998
247,400	Premier Farnell PLC (Technology Distributors)	593
134,400	Premier Oil PLC (Oil & Gas Exploration & Production) (a)	722
566,887	Prudential PLC (Life & Health Insurance)	4,868
4,372	RecKitt Benckiser Group PLC (Household Products)	221
911,199	Rexam PLC (Metal & Glass Containers)	4,381
157,384	Rio Tinto PLC (Diversified Metals & Mining)	6,979
1,216,093	Rolls-Royce Holdings PLC (Aerospace & Defense)	11,178
35,100	Rotork PLC (Industrial Machinery)	845

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
101,995	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	$3,145
112,994	SABMiller PLC (Brewers)	3,686
6,100	Shire PLC - Sponsored ADR (Pharmaceuticals)	573
35,300	Spirax-Sarco Engineering PLC (Industrial Machinery)	981
222,078	Standard Chartered PLC (Diversified Banks)	4,430
186,494	Tate & Lyle PLC (Packaged Foods & Meats)	1,808
1,437,372	Tesco PLC (Food Retail)	8,418
146,828	Tullow Oil PLC (Oil & Gas Exploration & Production)	2,969
2,839,503	Vodafone Group PLC (Wireless Telecommunication Services)	7,317
92,000	Whitbread PLC (Restaurants)	2,256
826,611	WPP PLC (Broadcasting)	7,656
96,334	Xstrata PLC (Diversified Metals & Mining)	1,216
		161,981
	United States — 0.23%
43,611	Accenture PLC, Class - A (IT Consulting & Other Services) *	2,297
	Total Common Stocks	972,025
	Time Deposit — 3.30%
$33,170	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/3/11	$33,170
	Total Time Deposit	33,170
	Total Investments
	(cost $1,004,606) — 100.08%	1,005,195
	Liabilities in excess of other assets — (0.08)%	(802)
	Net Assets — 100.00%	$1,004,393

*
Common stock securities that were not fair valued on September 30, 2011 and represent a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in Notes to Portfolio of Investments.

(a)	Represents non-income producing security.

ADR - American Depositary Receipt
FDR - Fiduciary Depositary Receipt
GDR - Global Depositary Receipt
NYS - New York Registered Shares
RSP - Retirement Savings Shares

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Total

Common Stocks	28.45%	37.25%	31.08%	96.78%
Time Deposit	1.85%	0.79%	0.66%	3.30%
Total Investments	30.30%	38.04%	31.74%	100.08%

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
214,926	Australian Dollar	State Street Bank	10/6/11	$209	$208	$(1)
2,219,602	Euro	Bank of America	10/3/11	3,014	2,973	(41)
	Total Currencies Purchased			$3,223	$3,181	$(42)

	Currencies Sold
542,369	British Sterling Pound	UBS	10/14/11	$869	$846	$23
2,077,954	Euro	State Street Bank	12/21/11	2,847	2,783	64
3,453,000	Euro	State Street Bank	12/21/11	4,730	4,624	106
6,404,092	Euro	Bank of New York	10/17/11	8,751	8,578	173
307,463	Euro	Bank of New York	10/28/11	412	412	-
2,172,264	Euro	Bank of America	10/31/11	2,949	2,909	40
140,206,845	Japanese Yen	UBS	10/25/11	1,835	1,819	16
	Total Currencies Sold			$22,393	$21,971	$422
	Net Unrealized Appreciation/(Depreciation)					$380

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.89%
	Australia — 2.06%
322,571	Alumina Ltd. (Aluminum)	$450
3,177,624	Asciano Ltd. (Railroads)	4,377
183,857	Coca-Cola Amatil Ltd. (Soft Drinks)	2,106
54,436	CSL Ltd. (Biotechnology)	1,545
1,659,319	Foster's Group Ltd. (Brewers)	8,424
199,622	Iluka Resources Ltd. (Diversified Metals & Mining)	2,336
62,231	Macquarie Group Ltd. (Investment Banking & Brokerage)	1,346
261,646	Myer Holdings Ltd. (Apparel, Accessories & Luxury Goods)	509
101,632	Newcrest Mining Ltd. (Gold)	3,349
1,905,055	Telstra Corp. Ltd. (Integrated Telecommunication Services)	5,672
559,943	Treasury Wine Estates Ltd. (Distillers & Vintners)	2,097
		32,211
	Austria — 0.24%
40,324	Andritz AG (Industrial Machinery)	3,283
11,480	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	436
		3,719
	Belgium — 1.52%
446,843	Anheuser-Busch InBev NV (Brewers)	23,716
	Bermuda — 0.25%
142,388	Seadrill Ltd. (Oil & Gas Drilling)	3,935
	Brazil — 0.49%
34,000	Banco Bradesco SA - Sponsored ADR (Diversified Banks) *	503
119,700	Hypermarcas SA (Personal Products) *	572
223,220	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas) *	5,011
166,500	Tele Norte Leste Participacoes SA - Sponsored ADR (Integrated Telecommunication Services) *	1,587
		7,673
	Canada — 3.71%
144,000	Barrick Gold Corp. (Gold) *	6,718
257,000	CAE, Inc. (Aerospace & Defense) *	2,411
251,500	Cameco Corp. (Coal & Consumable Fuels)*	4,619
44,244	Canadian National Railway Co. (Railroads)*	2,946
276,606	Canadian Pacific Railway Ltd. (Railroads) *	13,302
156,000	Cenovus Energy, Inc. (Integrated Oil & Gas)	4,805
74,100	Centerra Gold, Inc. (Gold) *	1,380
225,400	Centerra Gold, Inc. (Gold) *	4,198
132,300	EnCana Corp. (Oil & Gas Exploration & Production) *	2,547
49,000	First Quantum Minerals Ltd. (Diversified Metals & Mining) *	652
73,000	Inmet Mining Corp. (Diversified Metals & Mining) *	3,094
46,300	Intact Financial Corp. (Property & Casualty Insurance) *	2,543
93,840	Ivanhoe Mines Ltd. (Diversified Metals & Mining) (a)	1,294
24,600	Onex Corp. (Multi-Sector Holdings) *	767
134,800	Progressive Waste Solutions Ltd. (Environmental & Facilities Services) *	2,774
84,700	Telus Corp. (Integrated Telecommunication Services) *	3,950
		58,000
	Cayman Islands — 0.09%
1,026,800	MGM China Holdings Ltd. (Casinos & Gaming) (a)(b)	1,361
	China — 1.95%
126,596	Baidu, Inc., Class - A - Sponsored ADR (Internet Software & Services) (a)*	13,534
2,722,335	Bank of China Ltd., H Shares (Diversified Banks)	842
500,923	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,515
2,118,000	China Resources Land Ltd. (Real Estate Development)	2,278
2,777,952	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,341
67,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	3,073
2,663,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	6,889
		30,472
	Denmark — 0.45%
43,937	Novo Nordisk A/S, Class - B (Pharmaceuticals)	4,383
330,465	TDC A/S (Integrated Telecommunication Services)	2,700
		7,083
	Finland — 0.36%
221,354	Sampo Oyj, A Shares (Multi-line Insurance)	5,559
	France — 10.78%
128,889	Air Liquide SA (Industrial Gases)	15,049
526,869	AXA SA (Multi-line Insurance)	6,854
430,310	BNP Paribas (Diversified Banks) (b)	16,962
111,177	Bouygues SA (Construction & Engineering)	3,677
33,650	Compagnie de Saint-Gobain (Building Products)	1,284
28,486	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber)	1,703
272,197	Danone SA (Packaged Foods & Meats)	16,731
146,385	GDF Suez (Multi-Utilities)	4,349
78,885	JC Decaux SA (Advertising) (a)	1,957
14,843	L'Oreal SA (Personal Products)	1,448
313,265	Legrand SA (Electrical Components & Equipment)	9,765
37,473	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	4,946
271,471	Pernod Ricard SA (Distillers & Vintners)	21,252
85,492	Publicis Groupe (Advertising)	3,568
202,331	Sanofi-Aventis (Pharmaceuticals)	13,307
243,492	Schneider Electric SA (Electrical Components & Equipment)	13,029
107,689	Societe Generale (Diversified Banks)	2,819
107,839	Technip SA (Oil & Gas Equipment & Services)	8,639
21,395	Total SA (Integrated Oil & Gas)	944
58,369	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	10,414
230,837	Vinci SA (Construction & Engineering)	9,900
		168,597
	Germany — 9.24%
9,512	Allianz SE (Multi-line Insurance)	891
See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
29,763	BASF SE (Diversified Chemicals)	$1,814
396,117	Bayer AG (Pharmaceuticals)	21,857
13,728	Bayerische Motoren Werke AG (Automobile Manufacturers)	907
100,535	Beiersdorf AG (Personal Products)	5,379
8,760	Bilfinger Berger SE (Construction & Engineering)	660
84,292	Brenntag AG (Trading Companies & Distributors)	7,312
299,778	Commerzbank AG (Diversified Banks) (a)	751
233,599	Daimler AG (Automobile Manufacturers)	10,388
35,062	Deutsche Bank AG (Diversified Capital Markets)	1,215
66,116	Deutsche Boerse AG (Specialized Finance)	3,344
625,116	Deutsche Post AG (Air Freight & Logistics)	8,002
105,463	HeidelbergCement AG (Construction Materials)	3,831
246,279	Linde AG (Industrial Gases)	32,952
75,951	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	9,432
296,605	SAP AG (Application Software)	15,090
229,250	Siemens AG (Industrial Conglomerates)	20,623
		144,448
	Greece — 0.33%
513,371	OPAP SA (Casinos & Gaming)	5,177
	Hong Kong — 6.48%
8,469,600	AIA Group Ltd. (Life & Health Insurance) (b)	23,986
1,117,440	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	2,363
389,172	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	4,219
102,500	China Mobile Ltd. (Wireless Telecommunication Services)	1,002
1,214,861	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (a)	1,765
339,576	Hang Seng Bank Ltd. (Diversified Banks)	3,978
894,900	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	4,018
2,065,250	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	4,649
646,789	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	2,866
424,000	Li & Fung Ltd. (Distributors)	708
2,251,641	NWS Holdings Ltd. (Industrial Conglomerates)	2,979
8,628,070	Sands China Ltd. (Casinos & Gaming) (a)	20,188
4,665,610	Sino Land Co. Ltd. (Real Estate Development)	6,162
745,000	SJM Holdings Ltd. (Casinos & Gaming)	1,316
510,869	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	5,861
82,500	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	848
390,000	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	1,232
650,300	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	3,208
408,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	1,000
3,804,823	Wynn Macau Ltd. (Casinos & Gaming)	8,998
		101,346
	India — 0.22%
28,000	HDFC Bank Ltd. - Sponsored ADR (Diversified Banks) *	816
35,400	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks) *	1,229
42,800	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing)	1,413
		3,458
	Ireland — 0.62%
49,452	CRH PLC (Construction Materials)	764
11,342	CRH PLC (Construction Materials)	176
214,000	Ryanair Holdings PLC - Sponsored ADR (Airlines) (a)*	5,511
523,098	Smurfit Kappa Group PLC (Paper Packaging) (a)	3,179
		9,630
	Israel — 0.14%
146,692	Bank Leumi Le-Israel (Diversified Banks)	450
145,595	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	1,660
		2,110
	Italy — 0.75%
636,588	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks) (a)	4,756
96,216	Intesa Sanpaolo (Diversified Banks) (b)	151
370,360	Intesa Sanpaolo RSP (Diversified Banks)	476
1,364,894	Snam Rete Gas SpA (Gas Utilities)	6,301
		11,684
	Japan — 15.29%
210,000	Ajinomoto Co., Inc. (Packaged Foods & Meats)	2,481
259,500	Bridgestone Corp. (Tires & Rubber)	5,890
31,200	Canon, Inc. (Office Electronics)	1,417
191,100	Denso Corp. (Auto Parts & Equipment)	6,145
29,700	Fanuc Ltd. (Industrial Machinery)	4,092
36,900	Hamamatsu Photonics K.K. (Electronic Components)	1,488
3,719,500	Haseko Corp. (Homebuilding) (a)	2,339
881,000	Hitachi Ltd. (Electronic Equipment & Instruments)	4,375
782,400	Honda Motor Co. Ltd. (Automobile Manufacturers)	22,926
38,400	IBIDEN Co. Ltd. (Electronic Components)	812
4,026	Japan Tobacco, Inc. (Tobacco)	18,837
547,000	JGC Corp. (Construction & Engineering)	13,380
317,000	Kao Corp. (Personal Products)	8,832
70,000	Kawasaki Kisen Kaisha Ltd. (Marine)	146
983	KDDI Corp. (Wireless Telecommunication Services)	6,769
34,600	Keyence Corp. (Electronic Equipment & Instruments)	9,471
163,000	Kurita Water Industries Ltd. (Industrial Machinery)	4,571
1,900	MISUMI Group, Inc. (Trading Companies & Distributors)	42
222,300	Mitsubishi Corp. (Trading Companies & Distributors)	4,527
191,500	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	879

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
177,843	MITSUI & CO. Ltd. (Trading Companies & Distributors)	$2,577
278,000	Mitsui O.S.K. Lines Ltd. (Marine)	1,071
200,300	Murata Manufacturing Co. Ltd. (Electronic Components)	10,878
10,600	Nintendo Co. Ltd. (Home Entertainment Software)	1,558
89,300	Nissan Motor Co. Ltd. (Automobile Manufacturers)	790
75,900	Oracle Corp. Japan (Systems Software)	2,673
87,300	Sankyo Co. Ltd. (Leisure Products)	4,725
11,000	SHIMAMURA Co. Ltd. (Apparel Retail)	1,153
168,200	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	8,253
72,400	SMC Corp. (Industrial Machinery)	10,585
731,200	SOFTBANK Corp. (Wireless Telecommunication Services)	21,401
869,600	Sony Financial Holdings, Inc. (Life & Health Insurance)	13,280
504,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	1,945
231,500	Sumitomo Corp. (Trading Companies & Distributors)	2,865
118,300	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	3,334
80,200	Suzuki Motor Corp. (Automobile Manufacturers)	1,768
146,000	Sysmex Corp. (Health Care Equipment)	5,254
21,000	TDK Corp. (Electronic Components)	733
43,200	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,095
128,900	Tokyo Electron Ltd. (Semiconductor Equipment)	5,848
366,900	Toyota Motor Corp. (Automobile Manufacturers)	12,580
125,800	Trend Micro, Inc. (Systems Software)	3,936
4,507	Yahoo Japan Corp. (Internet Software & Services)	1,400
		239,121
	Jersey — 0.85%
501,500	Glencore International PLC (Diversified Metals & Mining) (b)	3,151
301,328	Petrofac Ltd. (Oil & Gas Equipment & Services)	5,573
145,955	Shire PLC (Pharmaceuticals) *	4,551
		13,275
	Luxembourg — 0.45%
546,000	Samsonite International SA (Apparel, Accessories & Luxury Goods) (a)(b)	771
256,612	SES - FDR, Class - A (Cable & Satellite)	6,244
		7,015
	Netherlands — 6.08%
450,191	Akzo Nobel NV (Diversified Chemicals)	19,864
185,018	ASML Holding NV (Semiconductor Equipment)	6,397
42,772	ASML Holding NV - NYS (Semiconductor Equipment) *	1,477
75,497	European Aeronautic Defence and Space Co. (Aerospace & Defense)	2,122
73,271	Fugro NV (Oil & Gas Equipment & Services)	3,695
136,486	Gemalto NV (Computer Storage & Peripherals)	6,490
61,610	Koninklijke DSM NV (Diversified Chemicals)	2,679
433,952	Koninklijke KPN NV (Integrated Telecommunication Services)	5,715
36,008	Koninklijke Vopak NV (Marine Ports & Services)	1,721
1,358,516	Reed Elsevier NV (Publishing)	14,937
480,790	TNT Express NV (Air Freight & Logistics)	3,361
1,210,910	TNT NV (Air Freight & Logistics)	5,296
575,297	Unilever NV (Packaged Foods & Meats)	18,208
194,578	Wolters Kluwer NV (Publishing)	3,157
		95,119
	Netherlands Antilles — 0.33%
87,649	Schlumberger Ltd. (Oil & Gas Equipment & Services) *	5,235
	Nigeria — 0.00%
10,584	Nigerian Breweries PLC (Brewers)	5
	Papua New Guinea — 0.24%
688,780	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	3,712
	Poland — 0.13%
14,000	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance) (b)	1,321
141,200	Telekomunikacja Polska SA (Integrated Telecommunication Services)	738
		2,059
	Portugal — 0.01%
76,922	Banco Espirito Santo SA - Registered (Diversified Banks)	204
	Russia — 0.61%
996,313	Gazprom - Sponsored ADR (Integrated Oil & Gas) *	9,515
	Singapore — 1.56%
188,908	City Developments Ltd. (Diversified Real Estate Activities)	1,370
387,275	DBS Group Holdings Ltd. (Diversified Banks)	3,474
2,702,382	Genting Singapore PLC (Casinos & Gaming) (a)	3,139
1,859,897	Olam International Ltd. (Food Distributors) (b)	3,170
400,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,033
2,078,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	5,089
828,000	Singapore Airlines Ltd. (Airlines)	7,170
		24,445
	South Korea — 2.56%
71,420	Hynix Semiconductor, Inc. (Semiconductors)	1,260
30,866	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	7,167
5,206	Hyundai Mobis (Auto Parts & Equipment)	1,475
227,014	KT&G Corp. (Tobacco)	14,130
14,758	LG Chem Ltd. (Commodity Chemicals)	3,912
23,890	NHN Corp. (Internet Software & Services) (a)	4,552

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
9,190	Samsung C&T Corp. (Trading Companies & Distributors)	$535
10,095	Samsung Electronics Co. Ltd. (Semiconductors)	7,050
		40,081
	Spain — 1.65%
781,433	Banco Santander SA (Diversified Banks)	6,388
441,474	Enagas (Gas Utilities)	8,113
9,053	Industria de Diseno Textil SA (Apparel Retail)	773
168,412	Repsol YPF SA (Integrated Oil & Gas)	4,445
189,224	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	6,034
		25,753
	Sweden — 1.40%
139,156	Assa Abloy AB, Class - B (Building Products)	2,864
254,763	Hennes & Mauritz AB, B Shares (Apparel Retail)	7,632
98,000	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	1,658
207,088	Sandvik AB (Industrial Machinery)	2,388
1,152,657	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	6,199
46,400	Svenska Handelsbanken AB, A Shares (Diversified Banks)	1,181
		21,922
	Switzerland — 8.84%
129,580	Adecco SA (Human Resource & Employment Services)	5,109
155,841	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	6,944
24,493	Credit Suisse Group AG (Diversified Capital Markets)	641
16,387	Givaudan SA - Registered (Specialty Chemicals)	12,784
53,868	Holcim Ltd. - Registered (Construction Materials)	2,860
11,300	Kuehne + Nagel International AG - Registered (Marine)	1,269
447,145	Nestle SA (Packaged Foods & Meats)	24,625
380,868	Novartis AG - Registered (Pharmaceuticals)	21,283
123,255	Roche Holding AG - Genusscheine (Pharmaceuticals)	19,914
7,344	Sonova Holding AG - Registered (Health Care Equipment)	666
9,900	Swisscom AG - Registered (Integrated Telecommunication Services)	4,029
18,360	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	4,773
32,887	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	10,824
23,022	The Swatch Group AG - Registered (Apparel, Accessories & Luxury Goods)	1,372
17,720	Transocean Ltd. (Oil & Gas Drilling)	855
1,040,850	UBS AG - Registered (Diversified Capital Markets) (a)	11,910
40,573	Zurich Financial Services AG (Multi-line Insurance)	8,454
		138,312
	Taiwan — 0.23%
11,746	Asustek Computer, Inc. - Sponsored GDR, Registered Shares (Computer Hardware) *	445
280,900	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)*	3,211
		3,656
	United Kingdom — 15.73%
42,678	Anglo American PLC (Diversified Metals & Mining)	1,468
31,400	ARM Holdings PLC (Semiconductors)	268
1,398,657	Aviva PLC (Multi-line Insurance)	6,577
1,358,146	Balfour Beatty PLC (Construction & Engineering)	5,372
4,602,083	Barclays PLC (Diversified Banks)	11,285
475,764	BG Group PLC (Integrated Oil & Gas)	9,104
130,591	BHP Billiton PLC (Diversified Metals & Mining)	3,488
450,500	BowLeven PLC (Oil & Gas Exploration & Production) (a)	653
868,605	BP PLC (Integrated Oil & Gas)	5,207
373,604	British American Tobacco PLC (Tobacco)	15,774
1,181,800	Cable & Wireless Worldwide PLC (Alternative Carriers)	567
1,584,500	Cairn Energy PLC (Oil & Gas Exploration & Production) (a)	6,871
27,900	Carnival PLC (Hotels, Resorts & Cruise Lines)	870
65,700	Diageo PLC (Distillers & Vintners)	1,252
491,173	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	4,353
103,100	FirstGroup PLC (Railroads)	512
1,497,000	GKN PLC (Auto Parts & Equipment)	4,064
154,026	GlaxoSmithKline PLC (Pharmaceuticals)	3,178
1,013,439	HSBC Holdings PLC (Diversified Banks)	7,761
1,248,000	HSBC Holdings PLC (HK) (Diversified Banks)	9,537
598,779	Imperial Tobacco Group PLC (Tobacco)	20,205
96,761	Johnson Matthey PLC (Specialty Chemicals)	2,373
330,355	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	3,283
1,959,000	Lloyds Banking Group PLC (Diversified Banks) (a)	1,052
896,122	Michael Page International PLC (Human Resource & Employment Services)	5,107
192,500	National Grid PLC (Multi-Utilities)	1,908
344,500	Premier Farnell PLC (Technology Distributors)	826
225,452	Premier Oil PLC (Oil & Gas Exploration & Production) (a)	1,212
981,510	Prudential PLC (Life & Health Insurance)	8,428
6,994	RecKitt Benckiser Group PLC (Household Products)	354
1,388,546	Rexam PLC (Metal & Glass Containers)	6,676
228,464	Rio Tinto PLC (Diversified Metals & Mining)	10,131
1,744,660	Rolls-Royce Holdings PLC (Aerospace & Defense)	16,036
54,000	Rotork PLC (Industrial Machinery)	1,299
176,256	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	5,435
192,504	SABMiller PLC (Brewers)	6,280
9,100	Shire PLC - Sponsored ADR (Pharmaceuticals)	855

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
43,668	Spirax-Sarco Engineering PLC (Industrial Machinery)	$1,214
356,399	Standard Chartered PLC (Diversified Banks)	7,110
316,725	Tate & Lyle PLC (Packaged Foods & Meats)	3,071
2,221,573	Tesco PLC (Food Retail)	13,011
174,845	Tullow Oil PLC (Oil & Gas Exploration & Production)	3,536
3,977,649	Vodafone Group PLC (Wireless Telecommunication Services)	10,250
140,800	Whitbread PLC (Restaurants)	3,452
1,408,276	WPP PLC (Broadcasting)	13,043
133,866	Xstrata PLC (Diversified Metals & Mining)	1,690
		245,998
	United States — 0.25%
74,737	Accenture PLC, Class - A (IT Consulting & Other Services) *	3,937
	Total Common Stocks	1,499,543
	Time Deposit — 6.35%
$99,304	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/3/11	99,304
	Total Time Deposit	99,304
	Total Investments
	(cost $1,784,416) — 102.24%	1,598,847
	Liabilities in excess of other assets — (2.24)%	(35,079)
	Net Assets — 100.00%	$1,563,768

*
Common stock securities that were not fair valued on September 30, 2011 and represent a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in Notes to Portfolio of Investments.

(a)	Represents non-income producing security.
(b)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted as to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

ADR - American Depositary Receipt
FDR - Fiduciary Depositary Receipt
GDR - Global Depositary Receipt
NYS - New York Registered Shares
RSP - Retirement Savings Shares

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The Institutional International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	Total

Common Stocks	29.17%	28.14%	29.08%	9.50%	95.89%
Time Deposit	2.14%	1.70%	2.13%	0.38%	6.35%
Total Investments	31.31%	29.84%	31.21%	9.88%	102.24%

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
338,226	Australian Dollar	State Street Bank	10/6/11	$329	$327	$(2)
2,364,652	Australian Dollar	UBS	10/6/11	2,299	2,286	(13)
378,000	Euro	Bank of America	10/31/11	512	506	(6)
3,098,755	Euro	Bank of America	10/3/11	4,208	4,151	(57)
1,155,000	Euro	Bank of New York	10/17/11	1,566	1,547	(19)
38,386,000	Japanese Yen	UBS AG	10/25/11	502	498	(4)
	Total Currencies Purchased			$9,416	$9,315	$(101)

	Currencies Sold
766,432	British Sterling Pound	UBS	10/14/11	$1,228	$1,195	$33
2,799,156	Euro	State Street Bank	12/21/11	3,835	3,748	87
4,638,000	Euro	State Street Bank	12/21/11	6,353	6,211	142
8,889,328	Euro	Bank of New York	10/17/11	12,147	11,906	241
349,254	Euro	Bank of New York	10/28/11	468	468	-
2,521,417	Euro	Bank of America	10/31/11	3,423	3,377	46
191,934,384	Japanese Yen	UBS	10/25/11	2,512	2,490	22
	Total Currencies Sold			$29,966	$29,395	$571
	Net Unrealized Appreciation/(Depreciation)					$470

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 87.49%
	Bermuda — 0.41%
1,366,000	Cosco Pacific Ltd. (Marine Ports & Services)	$1,511
2,164,000	GOME Electrical Appliances Holdings Ltd. (Computer & Electronics Retail)	498
		2,009
	Brazil — 13.32%
209,228	Banco Bradesco SA - Sponsored ADR (Diversified Banks) *	3,095
195,413	Banco do Brasil SA (Diversified Banks) *	2,531
117,800	Banco do Estado do Rio Grande do Sul SA (Diversified Banks) *	990
265,660	Banco Santander Brasil SA - Sponsored ADR (Diversified Banks) *	1,945
108,800	BR Malls Participacoes SA (Real Estate Operating Companies) *	1,091
82,300	BR Properties SA (Diversified Real Estate Activities) *	742
116,000	BRF - Brazil Foods SA (Packaged Foods & Meats) *	1,992
200,700	Centrais Eletricas Brasileiras SA (Electric Utilities) *	1,727
32,200	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - Sponsored ADR (Water Utilities) *	1,492
151,100	Companhia de Bebidas das Americas - Sponsored ADR (Brewers) *	4,631
137,700	Companhia de Tecidos Norte de Minas (Textiles) *	251
22,700	Companhia Paranaense de Energia-Copel - Sponsored ADR (Electric Utilities) *	413
3,300	EDP - Energias do Brasil SA (Electric Utilities) *	66
187,600	Embraer SA (Aerospace & Defense) *	1,173
9,820	Embraer SA - ADR (Aerospace & Defense)*	249
100,800	Fibria Celulose SA - Sponsored ADR (Paper Products) *	763
84,450	Gerdau SA - Sponsored ADR (Steel) *	602
68,500	Grendene SA (Footwear) *	276
270,400	Itau Unibanco Holding SA (Diversified Banks) *	4,179
27,470	Itau Unibanco Holding SA - Sponsored ADR (Diversified Banks) *	426
226,802	Itausa - Investimentos Itau SA - Preferred (Diversified Banks) *	1,140
610,400	JBS SA (Packaged Foods & Meats) *	1,189
138,300	Magnesita Refratarios SA (Construction Materials) *	445
30,200	Natura Cosmeticos SA (Personal Products)*	514
277,900	PDG Realty SA Empreendimentos e Participacoes (Diversified Real Estate Investment Trusts) *	896
386,980	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas) *	8,688
64,960	Porto Seguro SA (Multi-line Insurance) *	607
153,600	Redecard SA (Data Processing & Outsourced Services) *	2,068
48,200	Souza Cruz SA (Tobacco) *	480
248,260	Tele Norte Leste Participacoes SA - Sponsored ADR (Integrated Telecommunication Services) *	2,366
58,900	Telecomunicacoes de Sao Paulo SA (Integrated Telecommunication Services)*	1,558
221,414	Tim Participacoes SA (Wireless Telecommunication Services) *	1,023
43,100	Tractebel Energia SA (Independent Power Producers & Energy Traders) *	595
125,300	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation) *	1,977
551,510	Vale SA - Sponsored ADR (Steel) *	12,574
		64,754
	Cayman Islands — 0.41%
641,000	China Shanshui Cement Group Ltd. (Construction Materials)	434
396,000	Dongyue Group (Specialty Chemicals)	196
1,390,000	GCL-Poly Energy Holdings Ltd. (Semiconductor Equipment)	362
330,000	Intime Department Store Group Co. Ltd. (Department Stores)	365
26,500	Mindray Medical International Ltd. - ADR (Health Care Equipment) *	626
		1,983
	China — 10.05%
1,195,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks)	390
7,831,100	Bank of China Ltd., H Shares (Diversified Banks)	2,422
1,135,100	Bank of Communications Co. Ltd., H Shares (Diversified Banks)	672
438,500	BBMG Corp., H Shares (Construction Materials)	323
2,598,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	1,046
1,524,500	BYD Electronic International Co. Ltd. (Communications Equipment)	380
836,000	Chaoda Modern Agriculture Holdings Ltd. (Agricultural Products) *	118
931,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	831
7,255,250	China Construction Bank Corp., H Shares (Diversified Banks)	4,388
2,349,000	China Datang Corp. Renewable Power Co. Ltd., H Shares (Independent Power Producers & Energy Traders)	354
842,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	1,992
31,440	China Mobile Ltd. - Sponsored ADR (Wireless Telecommunication Services) *	1,532
470,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	396
3,950	China Petroleum & Chemical Corp. - Sponsored ADR (Integrated Oil & Gas) *	378
3,098,816	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	2,980
1,835,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	332
1,442,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	604
2,680,000	China Railway Group Ltd., H Shares (Construction & Engineering)	534
2,218,000	China Telecom Corp. Ltd., H Shares (Integrated Telecommunication Services)	1,389

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
722,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	$979
212,000	ENN Energy Holdings Ltd. (Gas Utilities)	686
3,561,200	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products)	630
1,223,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Manufacturers)	1,189
60,840	Huaneng Power International, Inc. - Sponsored ADR (Electric Utilities)	1,024
1,938,000	Huaneng Power International, Inc., H Shares (Independent Power Producers & Energy Traders) *	823
10,515,440	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	5,078
87,800	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Coal & Consumable Fuels)	440
344,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	597
1,270,000	Maanshan Iron & Steel Co. Ltd., H Shares (Steel)	275
36,800	New Oriental Education & Technology Group, Inc. - Sponsored ADR (Education Services) (a)*	845
33,620	Perfect World Co. Ltd. - Sponsored ADR (Home Entertainment Software) *	375
9,900	PetroChina Co. Ltd. - Sponsored ADR (Integrated Oil & Gas) *	1,193
2,606,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	3,157
1,132,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	1,211
46,500	Ping An Insurance Group Co. of China Ltd., H Shares (Life & Health Insurance)	260
7,524,000	Renhe Commercial Holdings (Real Estate Operating Companies)	802
60,310	Shanda Games Ltd. - Sponsored ADR (Home Entertainment Software) *	239
1,054,000	Shanghai Electric Group Co. Ltd., H Shares (Heavy Electrical Equipment)	405
336,000	Shimao Property Holdings Ltd. (Real Estate Development)	252
2,843,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	553
1,236,500	Soho China Ltd. (Real Estate Development)	781
133,500	Tencent Holdings Ltd. (Internet Software & Services)	2,769
568,000	TPV Technology Ltd. (Computer Storage & Peripherals)	166
1,017,500	Weiqiao Textile Co. Ltd., H Shares (Textiles)	487
610,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	1,298
253,000	Zhaojin Mining Industry Co. Ltd., H Shares (Gold)	421
1,408,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	852
		48,848
	Czech Republic — 1.26%
91,591	CEZ A/S (Electric Utilities)	3,515
9,882	Komercni Banka A/S (Diversified Banks)	1,835
37,490	Telefonica O2 Czech Republic A/S (Integrated Telecommunication Services)	799
		6,149
	Egypt — 0.47%
281,682	Commercial International Bank Egypt SAE (Diversified Banks)	1,077
11,814	Egyptian Co. for Mobile Services (Wireless Telecommunication Services)	182
40,491	Egyptian Financial Group - Hermes Holding (Investment Banking & Brokerage) (a)	113
11,068	ELSwedy Cables Holding, Co. (Electrical Components & Equipment)	40
1,938	Orascom Construction Industries (Construction & Engineering)	67
12,134	Orascom Construction Industries (Construction & Engineering)	428
62,248	Orascom Telecom Holding SAE (Wireless Telecommunication Services)	170
155	Orascom Telecom Holding SAE - Registered GDR (Wireless Telecommunication Services) *	—
93,772	Talaat Moustafa Group (Real Estate Development)	58
61,908	Telecom Egypt (Integrated Telecommunication Services)	152
		2,287
	Hong Kong — 3.57%
754,000	Agile Property Holdings Ltd. (Real Estate Development)	489
431,000	Anta Sports Products Ltd. (Apparel, Accessories & Luxury Goods)	498
5,432,000	China Dongxiang Group Co. (Apparel, Accessories & Luxury Goods)	932
705,500	China Mobile Ltd. (Wireless Telecommunication Services)	6,897
191,000	China Yurun Food Group Ltd. (Packaged Foods & Meats)	202
1,876,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	3,016
2,269,453	Evergrande Real Estate Group Ltd. (Real Estate Development)	694
744,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Development)	548
106,000	Kingboard Chemical Holdings Ltd. (Electronic Components)	285
918,000	Lenovo Group Ltd. (Computer Hardware)	614
457,668	NWS Holdings Ltd. (Industrial Conglomerates)	606
524,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	1,466
118,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	289
178,000	Weichai Power Co. Ltd., H Shares (Construction & Farm Machinery & Heavy Trucks)	809
		17,345
	Hungary — 0.04%
1,430	Richter Gedeon Nyrt (Pharmaceuticals)	195
	India — 5.22%
9,963	ACC Ltd. (Construction Materials)	223
9,445	Axis Bank Ltd. (Diversified Banks)	195
18,939	Bajaj Auto Ltd. (Motorcycle Manufacturers)	592
94,140	Bank of India (Diversified Banks)	603

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
7,365	Dr. Reddy's Laboratories Ltd. (Pharmaceuticals)	$222
56,109	GAIL India Ltd. (Gas Utilities)	468
40,980	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	269
120,710	HDFC Bank Ltd. (Diversified Banks)	1,142
194,462	Hindalco Industries Ltd. (Aluminum)	518
107,635	Hindustan Unilever Ltd. (Household Products)	747
85,323	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	1,111
57,201	ICICI Bank Ltd. (Diversified Banks)	1,009
122,630	India Cements Ltd. (Construction Materials)	180
58,910	India Cements Ltd. - Sponsored GDR (Construction Materials) (b)	175
30,184	Infosys Technologies Ltd. (IT Consulting & Other Services)	1,551
310,108	ITC Ltd. (Tobacco)	1,249
59,993	Jubilant Life Sciences Ltd. (Diversified Chemicals)	244
254,820	Mahanagar Telephone Nigam Ltd. - Sponsored ADR (Integrated Telecommunication Services) *	306
32,799	Mahindra & Mahindra Ltd. (Automobile Manufacturers)	536
161,790	NMDC Ltd. (Diversified Metals & Mining)	746
67,756	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	367
112,050	Oriental Bank of Commerce (Diversified Banks)	664
170,903	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	2,804
80,530	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (b)	2,658
388,550	Rolta India Ltd. (IT Consulting & Other Services)	654
57,050	Rolta India Ltd. - Sponsored GDR (IT Consulting & Other Services) (b)	96
14,540	Siemens India Ltd. (Industrial Conglomerates)	248
7,180	State Bank of India - Sponsored GDR (Diversified Banks) (b)	560
50,438	State Bank of India Ltd. (Diversified Banks)	1,957
210,890	Steel Authority of India Ltd. (Steel)	452
134,550	Sterlite Industries India Ltd. (Diversified Metals & Mining)	310
40,570	Sterlite Industries India Ltd. - ADR (Diversified Metals & Mining) *	374
46,225	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	434
49,991	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	1,052
212,240	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	671
		25,387
	Indonesia — 2.55%
2,295,500	PT Aneka Tambang Tbk (Diversified Metals & Mining)	388
70,000	PT Astra Agro Lestari Tbk (Agricultural Products)	152
290,000	PT Astra International Tbk (Automobile Manufacturers)	2,075
1,830,500	PT Bank Central Asia Tbk (Diversified Banks)	1,588
1,812,500	PT Bank Negara Indonesia Persero Tbk (Diversified Banks)	758
2,074,000	PT Bank Rakyat Indonesia Tbk (Diversified Banks)	1,360
2,438,000	PT Bumi Resources Tbk (Coal & Consumable Fuels)	532
3,037,000	PT Charoen Pokphand Indonesia Tbk (Agricultural Products)	817
1,174,500	PT Indofood Sukses Makmur Tbk (Packaged Foods & Meats)	668
1,478,000	PT Indosat Tbk (Wireless Telecommunication Services)	875
2,325,500	PT Medco Energi Internasional Tbk (Oil & Gas Exploration & Production)	563
1,119,000	PT Perusahaan Gas Negara Tbk (Gas Utilities)	337
156,000	PT Semen Gresik Persero Tbk (Construction Materials)	146
1,837,000	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	1,568
233,500	PT United Tractors Tbk (Construction & Farm Machinery & Heavy Trucks)	578
		12,405
	Malaysia — 0.59%
125,400	Alliance Financial Group Berhad (Diversified Banks)	129
102,100	Berjaya Sports Toto Berhard (Casinos & Gaming)	135
24,600	Digi.com Berhad (Wireless Telecommunication Services)	234
180,600	Genting Malaysia Berhad (Casinos & Gaming)	197
20,100	Kuala Lumpur Kepong Berhad (Agricultural Products)	132
209,715	Malayan Banking Berhad (Diversified Banks)	523
32,000	Petronas Gas Berhad (Gas Utilities)	130
99,900	PLUS Expressways Berhad (Highways & Railtracks)	135
33,600	Public Bank Berhad (Diversified Banks)	129
49,900	Sime Darby Berhad (Other Diversified Financial Services)	131
628,500	Tenaga Nasional Berhad (Electric Utilities)	1,013
		2,888
	Mexico — 3.37%
111,600	Alfa SAB, Class - A (Industrial Conglomerates) *	1,147
294,990	America Movil SAB de CV, Series L - Sponsored ADR (Wireless Telecommunication Services) *	6,513
18,800	Compartamos SAB de CV (Consumer Finance) *	25
1,072,500	Consorcio ARA SAB de CV (Homebuilding) *	304
54,530	Desarrolladora Homex SA de CV - Sponsored ADR (Homebuilding) *	736
38,000	Fomento Economico Mexicano SAB de CV - Sponsored ADR (Soft Drinks) *	2,463
59,000	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Airport Services) *	198

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico (continued)
431,300	Grupo Financiero Banorte SAB de CV (Diversified Banks) *	$1,275
625,000	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining) *	1,479
38,700	Grupo Televisa SA - Sponsored ADR (Broadcasting) *	712
16,600	Industrias CH SAB, Series B (Steel) *	47
9,955	Industrias Penoles SA de CV (Precious Metals & Minerals) *	366
43,300	Kimberly-Clark de Mexico SAB de CV, Class - A (Household Products) *	221
182,100	Mexichem SAB de CV (Commodity Chemicals) *	548
159,700	Wal-Mart de Mexico SAB de CV - Series V (Hypermarkets & Super Centers) *	366
		16,400
	Peru — 0.81%
55,500	Compania de Minas Buenaventura SA - Sponsored ADR (Gold)	2,095
19,800	Credicorp Ltd. (Diversified Banks)	1,825
		3,920
	Philippines — 1.00%
498,700	Aboitiz Power Corp. (Independent Power Producers & Energy Traders)	323
602,600	Ayala Land, Inc. (Diversified Real Estate Activities)	199
646,557	Bank of the Philippine Islands (Diversified Banks)	820
4,611,100	Energy Development Corp. (Independent Power Producers & Energy Traders)	592
263,130	First Philippine Holdings Corp. (Electric Utilities)	324
3,945,000	Metro Pacific Investments Corp. (Multi-Sector Holdings)	246
370,419	Metropolitan Bank & Trust Co. (Diversified Banks)	554
10,700	Philippine Long Distance Telephone Co. - Sponsored ADR (Wireless Telecommunication Services) *	530
73,380	SM Investments Corp. (Industrial Conglomerates)	871
1,512,800	SM Prime Holdings, Inc. (Real Estate Operating Companies)	420
		4,879
	Poland — 2.18%
74,260	Asseco Poland SA (Systems Software)	901
26,987	Bank Pekao SA (Diversified Banks)	1,086
61,414	Getin Holding SA (Diversified Banks)	133
16,514	Grupa Lotos SA (Oil & Gas Refining & Marketing)	124
12,822	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining)	329
53,272	KGHM Polska Miedz SA (Diversified Metals & Mining)	2,088
208,680	PGE SA (Electric Utilities)	1,218
120,982	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing)	1,319
134,328	Powszechna Kasa Oszczednosci Bank Polski SA (Diversified Banks)	1,325
14,494	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	1,367
187,223	Tauron Polska Energia SA (Electric Utilities)	287
81,392	Telekomunikacja Polska SA (Integrated Telecommunication Services)	426
		10,603
	Russia — 8.38%
727	Federal Hydrogenerating Co. (Electric Utilities)	2
915,294	Gazprom - Sponsored ADR (Integrated Oil & Gas)	8,762
348,280	Gazprom - Sponsored ADR (Integrated Oil & Gas) *	3,326
70,137	Globaltrans Investment PLC (Railroads)	953
3,729,706	IDGC Holding JSC (Electric Utilities)	261
14,133	LUKOIL (Integrated Oil & Gas)	707
128,630	LUKOIL - Sponsored ADR (Integrated Oil & Gas) *	6,456
147,466	Mining and Metallurgical Co. Norilsk Nickel (Diversified Metals & Mining)	3,178
28,246	NovaTek OAO (Oil & Gas Exploration & Production)	3,243
17,159	Novolipetsk Steel (Steel)	348
159,478	Rosneft Oil Co. (Integrated Oil & Gas)	965
131,279	Rostelecom (Integrated Telecommunication Services)	712
7,210,055	Rushydro (Electric Utilities)	243
1,993,825	Sberbank (Diversified Banks)	4,314
111,744	Severstal (Diversified Metals & Mining)	1,182
82,463	Sistema JSFC (Wireless Telecommunication Services)	1,147
32,817	Tatneft - Sponsored ADR (Oil & Gas Exploration & Production)	807
20,316	Uralkali - Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	693
180,720	VimpelCom Ltd. - Sponsored ADR (Wireless Telecommunication Services) *	1,722
837,269,551	VTB Bank OJSC (Diversified Banks)	1,741
		40,762
	South Africa — 5.68%
14,497	ABSA Group Ltd. (Diversified Banks)	241
126,440	African Bank Investments Ltd. (Other Diversified Financial Services)	515
30,396	Anglo Platinum Ltd. (Precious Metals & Minerals)	2,076
10,710	AngloGold Ashanti Ltd. (Gold)	445
68,742	ArcelorMittal South Africa Ltd. (Steel)	504
23,158	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	261
29,520	Barloworld Ltd. (Trading Companies & Distributors)	220
36,090	Exxaro Resources Ltd. (Diversified Metals & Mining)	757
151,710	FirstRand Ltd. (Other Diversified Financial Services)	367
67,629	Gold Fields Ltd. (Gold)	1,037
191,881	Growthpoint Properties Ltd. (Specialized Real Estate Investment Trusts)	422
46,656	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	944
13,593	Imperial Holdings Ltd. (Distributors)	177
285,760	JD Group Ltd. (Home Improvement Retail)	1,349
14,487	Kumba Iron Ore Ltd. (Steel)	762

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
112,588	MTN Group Ltd. (Wireless Telecommunication Services)	$1,842
338,111	Murray & Roberts Holdings Ltd. (Construction & Engineering)	1,086
22,060	Naspers Ltd., N Shares (Cable & Satellite)	954
55,680	Nedbank Group Ltd. (Diversified Banks)	941
98,158	Netcare Ltd. (Health Care Facilities)	159
29,168	Remgro Ltd. (Multi-Sector Holdings)	399
117,932	Sanlam Ltd. (Life & Health Insurance)	394
286,053	Sappi Ltd. (Paper Products) (a)	843
68,334	Sasol Ltd. (Integrated Oil & Gas)	2,806
28,885	Shoprite Holdings Ltd. (Hypermarkets & Super Centers)	405
387,898	Standard Bank Group Ltd. (Diversified Banks)	4,443
74,070	Steinhoff International Holdings Ltd. (Home Furnishings)	205
304,378	Telkom South Africa Ltd. (Integrated Telecommunication Services)	1,206
16,655	The Spar Group Ltd. (Food Distributors)	198
17,221	Tiger Brands Ltd. (Packaged Foods & Meats)	447
47,531	Truworths International Ltd. (Apparel Retail)	414
47,790	Vodacom Group Ltd. (Wireless Telecommunication Services)	533
64,372	Woolworths Holdings Ltd. (Department Stores)	278
		27,630
	South Korea — 16.65%
3,524	CJ Cheiljedang Corp. (Packaged Foods & Meats)	870
15,976	Daelim Industrial Co. Ltd. (Construction & Engineering)	1,276
20,730	DGB Financial Group, Inc. (Regional Banks) (a)	245
33,470	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	1,443
18,980	Dongkuk Steel Mill Co. Ltd. (Steel)	353
3,519	GLOVIS Co. Ltd. (Air Freight & Logistics)	520
30,333	GS Holdings (Oil & Gas Refining & Marketing)	1,437
76,120	Hana Financial Group, Inc. (Diversified Banks)	2,214
28,363	Hanwha Corp. (Commodity Chemicals)	793
3,554	Honam Petrochemical Corp. (Commodity Chemicals)	853
7,274	Hyundai Department Store Co. Ltd. (Department Stores)	1,018
56,770	Hyundai Development Co. (Construction & Engineering)	790
8,490	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,971
16,801	Hyundai Mobis (Auto Parts & Equipment)	4,759
33,220	Hyundai Motor Co. Ltd. (Automobile Manufacturers)	5,808
9,203	Hyundai Steel Co. (Steel)	670
160,940	Industrial Bank of Korea (Diversified Banks)	1,869
49,921	Jinro Ltd. (Distillers & Vintners)	1,062
50,984	KB Financial Group, Inc. (Diversified Banks)	1,685
21,070	KB Financial Group, Inc. - Sponsored ADR (Diversified Banks) *	690
1,851	KCC Corp. (Building Products)	346
30,030	Korea Electric Power Corp. (Electric Utilities)	526
122,040	Korea Electric Power Corp. - Sponsored ADR (Electric Utilities) (a)*	1,037
359,180	Korea Exchange Bank (Diversified Banks)	2,105
53,700	KT Corp. (Integrated Telecommunication Services)	1,618
28,900	KT Corp. - Sponsored ADR (Integrated Telecommunication Services) *	427
48,447	KT&G Corp. (Tobacco)	3,015
9,267	LG Chem Ltd. (Commodity Chemicals)	2,457
30,830	LG Corp. (Industrial Conglomerates)	1,540
17,632	LG Electronics, Inc. (Consumer Electronics)	1,007
3,009	LG Household & Health Care Ltd. (Household Products)	1,353
30,250	Mirae Asset Securities Co. Ltd. (Asset Management & Custody Banks)	713
3,142	Nong Shim Co. Ltd. (Packaged Foods & Meats)	567
10,112	POSCO (Steel)	3,117
12,900	POSCO - Sponsored ADR (Steel) *	980
24,300	Samsung Electronics Co. Ltd. (Semiconductors)	16,970
10,275	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	1,864
93,770	Shinhan Financial Group Co. Ltd. (Diversified Banks)	3,270
3,343	Shinsegae Co. Ltd. (Hypermarkets & Super Centers)	772
15,557	SK Holdings Co. Ltd. (Industrial Conglomerates)	1,723
19,776	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	2,498
78,820	SK Telecom Co. Ltd. - Sponsored ADR (Wireless Telecommunication Services) *	1,109
46,060	Tong Yang Life Insurance Co. Ltd. (Life & Health Insurance)	519
12,349	Yuhan Corp. (Pharmaceuticals)	1,122
		80,981
	Taiwan — 6.44%
392,256	Acer, Inc. (Computer Hardware)	476
1,074,636	Advanced Semiconductor Engineering, Inc. (Semiconductors)	917
331,934	Asia Cement Corp. (Construction Materials)	342
1,452,000	AU Optronics Corp. (Electronic Components)	578
135,200	AU Optronics Corp. - Sponsored ADR (Electronic Components) *	535
63,000	Catcher Technology Co. Ltd. (Computer Storage & Peripherals)	361
634,704	China Steel Corp. (Steel)	617
1,542,902	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	904
214,108	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	709
216,000	Coretronic Corp. (Electronic Equipment & Instruments)	165
141,000	Epistar Corp. (Semiconductors)	245

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
309,122	Far Eastern New Century Corp. (Industrial Conglomerates)	$316
125,000	Farglory Land Development Co. Ltd. (Real Estate Development)	201
2,641	First Financial Holding Co. Ltd. - Sponsored GDR (Diversified Banks) (b)	34
65,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	167
514,000	Formosa Plastics Corp. (Commodity Chemicals)	1,355
841,133	Fubon Financial Holding Co. Ltd. (Other Diversified Financial Services)	869
159,000	Highwealth Construction Corp. (Real Estate Development)	263
1,154,400	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services)	2,573
100,128	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR (Electronic Manufacturing Services) (b)	455
63,053	HTC Corp. (Computer Hardware)	1,385
1,356,702	KGI Securities Co. Ltd. (Investment Banking & Brokerage)	482
826,200	Mega Financial Holding Co. Ltd. (Diversified Banks)	568
439,740	Nan Ya Printed Circuit Board Corp. (Electronic Components)	1,180
325,000	Novatek Microelectronics Corp. (Semiconductors)	745
690,620	Pou Chen Corp. (Footwear)	496
428,400	Powertech Technology, Inc. (Semiconductors)	911
335,000	Quanta Computer, Inc. (Computer Hardware)	642
73,000	Radiant Opto-Electronics Corp. (Semiconductors)	205
223,000	Siliconware Precision Industries Co. - Sponsored ADR (Semiconductors)	216
141,830	Siliconware Precision Industries Co. - Sponsored ADR (Semiconductors) *	678
139,045	Silitech Technology Corp. (Electrical Components & Equipment)	337
44,000	Simplo Technology Co. Ltd. (Technology Distributors)	270
4,636,905	SinoPac Financial Holdings Co. Ltd. (Diversified Banks)	1,485
634,940	Taiwan Cooperative Bank (Diversified Banks)	382
71,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	172
185,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	455
1,596,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	3,593
97,720	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)*	1,117
85,000	Tatung Co. Ltd. (Consumer Electronics)	31
406,000	Transcend Information, Inc. (Semiconductors)	789
94,350	Tripod Technology Corp. (Electronic Components)	246
82,786	Uni-President Enterprises Corp. (Packaged Foods & Meats)	106
305,000	Unimicron Technology Corp. (Electronic Components)	427
299,000	United Microelectronics Corp. (Semiconductors)	110
768,670	United Microelectronics Corp. - Sponsored ADR (Semiconductors) *	1,468
271,336	Young Fast Optoelectronics Co. Ltd. (Electronic Components)	736
41,461	Yuanta Financial Holding Co. Ltd. (Investment Banking & Brokerage)	21
		31,335
	Tanzania — 0.16%
100,440	African Barrick Gold Ltd. (Gold)	784
	Thailand — 3.08%
478,800	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services) (a)	1,960
167,000	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Diversified Banks)	790
327,300	Bangkok Bank Public Co. Ltd. - NVDR (Diversified Banks)	1,475
1,278,300	Charoen Pokphand Foods Public Co. Ltd. (Agricultural Products) (a)	1,093
717,800	CP ALL Public Co. Ltd. (Department Stores)	1,102
345,400	Kasikornbank Public Co. Ltd. - NVDR (Diversified Banks)	1,289
102,000	Kasikornbank Public Co. Ltd., Foreign Shares (Diversified Banks)	388
2,541,600	Krung Thai Bank Public Co. Ltd. (Diversified Banks) (a)	1,250
217,200	PTT Aromatics & Refining Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	170
106,600	PTT Chemical Public Co. Ltd. (Commodity Chemicals) (a)	337
206,400	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production) (a)	922
342,400	PTT Public Co. Ltd. (Integrated Oil & Gas) (a)	2,846
395,200	Siam Commercial Bank Public Co. Ltd. (Diversified Banks) (a)	1,337
		14,959
	Tokelau — 0.04%
14,994	Anadolu Efes Biracilik Ve Malt Sanayii AS (Brewers)	173
	Turkey — 1.22%
56,299	Arcelik AS (Household Appliances)	221
483,850	Asya Katilim Bankasi AS (Diversified Banks)	502
5,496	BIM Birlesik Magazalar AS (Food Retail)	151
83,149	Haci Omer Sabanci Holding AS (Multi-Sector Holdings)	289
107,089	Koc Holding AS (Industrial Conglomerates)	396
14,462	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	297
60,096	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	258
134,534	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	611
See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
21,150	Turkcell lletisim Hizmetleri AS - Sponsored ADR (Wireless Telecommunication Services) (a)*	$239
203,348	Turkiye Garanti Bankasi AS (Diversified Banks)	787
14,251	Turkiye Halk Bankasi AS (Diversified Banks)	102
727,105	Turkiye Is Bankasi AS, Class - C (Diversified Banks)	1,869
25,717	Turkiye Sise Ve Cam Fabrikalari AS (Housewares & Specialties)	49
78,874	Turkiye Vakiflar Bankasi TAO AS, Class - D (Diversified Banks)	157
		5,928
	Ukraine — 0.08%
149,610	JKX Oil & Gas PLC (Oil & Gas Exploration & Production)	381
	United Arab Emirates — 0.14%
942,453	Emaar Properties PJSC (Real Estate Operating Companies)	692
	United Kingdom — 0.11%
13,113	New World Resources PLC, A Shares (Diversified Metals & Mining)	92
104,390	Ophir Energy PLC (Oil & Gas Exploration & Production)	442
		534
	United States — 0.26%
49,600	Southern Copper Corp. (Diversified Metals & Mining) *	1,239
	Total Common Stocks	425,450
	Preferred Stocks — 2.28%
	Brazil — 1.85%
226,700	Braskem SA - Preferred, Class - A (Commodity Chemicals) *	1,759
154,400	Gerdau SA - Preferred (Steel) *	1,091
297,600	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas) *	6,166
		9,016
	South Korea — 0.43%
4,352	Samsung Electronics Co. Ltd. (Semiconductors)	2,075
	Total Preferred Stocks	11,091
	Mutual Funds — 5.71%
3,301,893	Alliance Money Market Fund Prime Portfolio, 0.06% (c)	3,302
12,849,149	Federated Prime Obligations Portfolio, 0.13% (c)	12,849
82,580	iShares MSCI Emerging Markets Index Fund	2,896
20,640	iShares MSCI Taiwan Index Fund	244
188,200	Vanguard Emerging Markets ETF	6,755
95,170	WisdomTree India Earnings Fund	1,727
	Total Mutual Funds	27,773
	Time Deposit — 13.74%
$66,844	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/3/11	66,844
	Total Time Deposit	66,844
	Total Investments
	(cost $595,933) — 109.22%	531,158
	Liabilities in excess of other assets — (9.22)%	(44,838)
	Net Assets — 100.00%	$486,320

Amounts designated as “—” are $0 or have been rounded to $0.
*
Common stock securities that were not fair valued on September 30, 2011 and represent a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in Notes to Portfolio of Investments.

(a)	Represents non-income producing security.
(b)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted as to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on September 30, 2011.

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
GDR - Global Depositary Receipt
MTN - Medium Term Note
NVDR - Non-Voting Depository Receipt

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	25.71%	61.78%	87.49%
Preferred Stocks	0.31%	1.97%	2.28%
Mutual Funds	1.00%	4.71%	5.71%
Time Deposit	13.74%	-	13.74%
Total Investments	40.76%	68.46%	109.22%

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2011.

Long Futures

Number of Contracts	Futures Contracts Positions ^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
180	FTSE/JSE TOP 40	$47,673	Dec-11	$(23)
141	H-Shares IDX Future	62,400	Oct-11	(213)
287	MSCI Taiwan Index Future	7,347	Oct-11	133
	Net Unrealized Appreciation/(Depreciation)			$(103)

^ Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
27,495,600	South African Rand	UBS AG	10/21/11	$3,696	$3,399	$(297)
168,000,000	Taiwan Dollar	Morgan Stanley	10/21/11	5,699	5,517	(182)
	Total Currencies Purchased			$9,395	$8,916	$(479)
	Net Unrealized Appreciation/(Depreciation)					$(479)

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Security — 0.27%
$260	Citibank Omni Master Trust, Series 2009-A17, Class A17	4.90	11/15/18	$283
	Total Asset Backed Security			283
	Collateralized Mortgage Obligations — 2.22%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.96	5/10/45	115
255	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (a)	5.82	4/10/49	273
210	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	211
190	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	207
140	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	122
255	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	272
110	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	113
90	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	93
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	22
140	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.02	11/12/16	147
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	273
190	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.07	7/11/17	201
255	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (a)	6.10	7/15/17	269
	Total Collateralized Mortgage Obligations			2,318
	U.S. Government Agency Mortgages — 35.12%
800	Fannie Mae, 15 YR TBA	3.50	10/25/26	835
1,000	Fannie Mae, 15 YR TBA	4.50	10/25/26	1,064
700	Fannie Mae, 15 YR TBA	5.00	10/25/26	752
300	Fannie Mae, 30 YR TBA	3.50	10/25/41	308
1,454	Fannie Mae, Pool #190405	4.00	10/1/40	1,525
631	Fannie Mae, Pool #256843	5.50	8/1/37	686
389	Fannie Mae, Pool #603083	5.50	1/1/17	422
1,164	Fannie Mae, Pool #725228	6.00	3/1/34	1,292
69	Fannie Mae, Pool #888596	6.50	7/1/37	76
1,061	Fannie Mae, Pool #889117	5.00	10/1/35	1,147
311	Fannie Mae, Pool #889984	6.50	10/1/38	345
1,538	Fannie Mae, Pool #890221	5.50	12/1/33	1,682
1,226	Fannie Mae, Pool #959451	6.00	12/1/37	1,348
195	Fannie Mae, Pool #AB3192	4.50	6/1/41	207
1,313	Fannie Mae, Pool #AD0527	5.50	6/1/39	1,428
375	Fannie Mae, Pool #AE0442	6.50	1/1/39	417
330	Fannie Mae, Pool #AE0954	4.50	2/1/41	350
196	Fannie Mae, Pool #AH5859	4.00	2/1/41	206
906	Fannie Mae, Pool #AH5988	5.00	3/1/41	976
1,128	Fannie Mae, Pool #AH6242	4.00	4/1/26	1,191
1,296	Fannie Mae, Pool #AH7521	4.50	3/1/41	1,376
242	Fannie Mae, Pool #AI1186	4.00	4/1/41	254
246	Fannie Mae, Pool #AI4815	4.50	6/1/41	262
199	Fannie Mae, Pool #AI6016	4.00	7/1/41	209
753	Fannie Mae, Pool #AI8534	4.00	8/1/41	790
287	Fannie Mae, Pool #AL0583	6.50	7/1/41	316
1,000	Freddie Mac, Gold 30 YR TBA	5.00	10/15/40	1,072
300	Freddie Mac, Gold 30 YR TBA	5.50	10/15/40	324
100	Freddie Mac, Gold 30 YR TBA	6.00	10/15/40	110
790	Freddie Mac, Pool #1B7911 (a)	2.70	12/1/40	816
1,271	Freddie Mac, Pool #A96286	4.00	1/1/41	1,333
3,721	Freddie Mac, Pool #A97692	4.50	3/1/41	3,939
745	Freddie Mac, Pool #C01598	5.00	8/1/33	803
1,022	Freddie Mac, Pool #G01665	5.50	3/1/34	1,113
669	Freddie Mac, Pool #G02794	6.00	5/1/37	736
100	Government National Mortgage Association, 30 YR TBA	4.00	10/20/40	107
700	Government National Mortgage Association, 30 YR TBA	4.00	10/15/41	749
300	Government National Mortgage Association, 30 YR TBA	4.50	10/15/41	326
700	Government National Mortgage Association, 30 YR TBA	5.00	10/15/41	769
800	Government National Mortgage Association, 30 YR TBA	5.00	10/20/41	879
100	Government National Mortgage Association, 30 YR TBA	5.50	10/15/41	111
400	Government National Mortgage Association, 30 YR TBA	5.50	10/20/41	443

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$300	Government National Mortgage Association, 30 YR TBA	6.00	10/20/41	$334
837	Government National Mortgage Association, Pool #4801	4.50	9/20/40	909
243	Government National Mortgage Association, Pool #510835	5.50	2/15/35	269
199	Government National Mortgage Association, Pool #582199	6.50	1/15/32	230
90	Government National Mortgage Association, Pool #658181	5.50	11/15/36	100
477	Government National Mortgage Association, Pool #721760	4.50	8/15/40	520
582	Government National Mortgage Association, Pool #737310	4.50	8/15/40	634
258	Government National Mortgage Association, Pool #781959	6.00	7/15/35	287
227	Government National Mortgage Association, Pool #782523	5.00	11/15/35	250
	Total U.S. Government Agency Mortgages			36,627
	U.S. Government Agency Securities — 4.48%
250	Fannie Mae (b)	0.02	6/1/17	227
250	Fannie Mae (b)	0.03	10/9/19	190
50	Fannie Mae, Callable 3/6/12 @ 100.00	0.60	3/6/14	50
160	Fannie Mae	0.75	12/18/13	161
70	Fannie Mae, Callable 3/12/12 @ 100.00	0.85	9/12/14	70
10	Fannie Mae	1.00	9/23/13	10
88	Fannie Mae	1.05	10/22/13	89
50	Fannie Mae, Callable 10/29/11 @ 100.00	1.11	4/29/14	50
152	Fannie Mae	1.63	10/26/15	156
62	Fannie Mae	2.75	3/13/14	65
193	Fannie Mae	3.88	7/12/13	205
109	Fannie Mae	5.00	3/15/16	127
10	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	11
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	23
80	Fannie Mae	6.63	11/15/30	119
131	Fannie Mae	7.25	5/15/30	204
50	Fannie Mae, Series 2, Callable 3/28/12 @ 100.00	1.50	3/28/14	50
20	Federal Farm Credit Bank, Callable 12/8/11 @ 100.00	0.35	3/8/13	20
50	Federal Farm Credit Bank, Callable 10/17/11 @ 100.00	0.48	3/13/13	50
50	Federal Farm Credit Bank, Callable 10/7/11 @ 100.00	1.10	7/7/14	50
150	Federal Farm Credit Bank	1.38	6/25/13	153
50	Federal Home Loan Bank, Callable 2/8/12 @ 100.00	1.00	8/8/14	50
350	Federal Home Loan Bank	1.75	3/8/13	357
140	Federal Home Loan Bank	3.63	10/18/13	149
25	Federal Home Loan Bank	3.63	3/12/21	27
75	Federal Home Loan Bank, Callable 1/13/12 @ 100.00	4.00	1/13/21	76
10	Federal Home Loan Bank	4.75	12/16/16	12
15	Federal Home Loan Bank	5.63	6/11/21	19
275	Federal Home Loan Bank, Series 656	5.38	5/18/16	326
75	Freddie Mac, Callable 11/23/11 @ 100.00	0.50	8/23/13	75
50	Freddie Mac, Callable 12/2/11 @ 100.00	1.30	6/2/14	50
50	Freddie Mac, Callable 10/18/11 @ 100.00	1.38	10/18/13	50
271	Freddie Mac	1.63	4/15/13	276
50	Freddie Mac, Callable 10/28/11 @ 100.00	1.65	4/28/14	50
10	Freddie Mac, Callable 11/23/11 @ 100.00	1.75	11/23/15	10
337	Freddie Mac	2.88	2/9/15	360
372	Freddie Mac	4.13	9/27/13	399
106	Freddie Mac	5.25	4/18/16	125
50	Freddie Mac, MTN, Callable 6/29/12 @ 100.00	2.00	6/29/16	50
100	Tennessee Valley Authority	5.25	9/15/39	128
	Total U.S. Government Agency Securities			4,669
	Corporate Bonds — 24.11%
210	3M Co. (Industrial Conglomerates)	1.38	9/29/16	209
373	ABB Treasury Center (USA), Inc. (Thrifts & Mortgage Finance) (c)	4.00	6/15/21	375
10	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	11
103	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	107
380	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	3.00	10/15/12	388
206	AT&T, Inc. (Diversified Telecommunication Services)	4.95	1/15/13	216
117	AT&T, Inc. (Diversified Telecommunication Services)	5.10	9/15/14	128

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$326	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	$351
155	AT&T, Inc. (Diversified Telecommunication Services)	6.45	6/15/34	178
247	Aviation Capital Group (Transportation Infrastructure) (c)	6.75	4/6/21	238
370	Aviation Capital Group (Transportation Infrastructure) (c)	7.13	10/15/20	367
320	Baker Hughes, Inc. (Oil, Gas & Consumable Fuels)	5.13	9/15/40	366
905	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	951
283	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	277
313	Caterpillar, Inc. (Machinery)	5.20	5/27/41	366
310	CC Holdings GS V LLC (Wireless Telecommunication Services) Callable 5/1/13 @ 103.88 (c)	7.75	5/1/17	330
220	Cellco Partnership/Verizon Wireless Capital LLC (Diversified Telecommunication Services)	5.55	2/1/14	241
409	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	379
244	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	281
426	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	491
100	Citigroup Funding, Inc. (Diversified Financial Services)	1.88	10/22/12	102
136	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	146
418	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	459
146	Comcast Corp. (Media)	6.45	3/15/37	168
301	Daimler Finance North America LLC (Automobiles) (c)	3.88	9/15/21	294
415	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	437
155	Dominion Resources, Inc. (Electric Utilities)	1.95	8/15/16	154
149	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	168
220	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	225
149	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	139
207	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	213
337	ERAC USA Finance Co. (Specialty Retail) (c)	5.25	10/1/20	369
142	ERAC USA Finance Co. (Specialty Retail) (c)	5.60	5/1/15	158
300	Exelon Generation Co. LLC (Electric Utilities)	6.20	10/1/17	338
207	Family Dollar Stores, Inc. (Specialty Retail)	5.00	2/1/21	203
600	General Electric Co. (Industrial Conglomerates)	5.00	2/1/13	628
180	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	200
273	GlaxoSmithKline Capital, Inc. (Pharmaceuticals)	4.85	5/15/13	291
417	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	450
554	Hewlett-Packard Co. (Computers & Peripherals)	4.38	9/15/21	563
324	Hewlett-Packard Co. (Computers & Peripherals)	4.50	3/1/13	338
246	IBM Corp. (IT Services)	5.60	11/30/39	303
245	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	247
822	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	884
252	Jefferies Group, Inc. (Capital Markets)	8.50	7/15/19	280
728	JPMorgan Chase & Co. (Diversified Financial Services)	4.40	7/22/20	737
80	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	82
100	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	103
328	Kellogg Co. (Food Products)	4.25	3/6/13	343
267	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	326
639	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	706
118	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	122
261	MassMutual Global Funding LLC (Capital Markets) (c)	2.30	9/28/15	262
146	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	175
297	NBCUniversal Media LLC (Media)	5.95	4/1/41	330
237	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	268
408	Northern Trust Corp. (Diversified Financial Services)	4.63	5/1/14	440
472	PACCAR Financial Corp., MTN (Diversified Financial Services)	1.55	9/29/14	472
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	27
139	Public Service Co. of Colorado, Series 17 (Electric Utilities)	6.25	9/1/37	186
139	Roche Holdings, Inc. (Pharmaceuticals) (c)	7.00	3/1/39	199
205	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (c)	6.85	7/15/18	215
91	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	101
222	Stryker Corp. (Health Care Equipment & Supplies)	2.00	9/30/16	223
322	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	331
620	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	669
293	Teachers Insurance & Annuity Association (Insurance) (c)	6.85	12/16/39	359
155	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	193
200	The Kroger Co. (Food & Staples Retailing)	5.50	2/1/13	211
120	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	136

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$319	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	$319
337	The Procter & Gamble Co. (Household Products)	4.70	2/15/19	395
102	The Progressive Corp. (Real Estate Investment Trusts)	3.75	8/23/21	104
145	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	147
523	Time Warner Cable, Inc. (Media)	5.85	5/1/17	581
278	Time Warner Cable, Inc. (Media)	8.25	2/14/14	316
103	Time Warner, Inc. (Media)	6.20	3/15/40	114
210	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	220
260	United Technologies Corp. (Aerospace & Defense)	5.70	4/15/40	317
140	US Central Federal Credit Union (Diversified Financial Services)	1.90	10/19/12	142
184	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.25	4/15/13	196
72	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	82
134	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	157
202	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	268
387	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	384
131	Wisconsin Power & Light Co. (Electric Utilities)	6.38	8/15/37	173
	Total Corporate Bonds			25,138
	U.S. Treasury Obligations — 30.95%
1,000	U.S. Treasury Bills (b)	0.00	11/17/11	1,000
2,700	U.S. Treasury Bills (b)	0.00	2/9/12	2,700
81	U.S. Treasury Bond	3.50	2/15/39	90
264	U.S. Treasury Bond	3.88	8/15/40	314
212	U.S. Treasury Bond	4.25	5/15/39	267
228	U.S. Treasury Bond	4.25	11/15/40	288
199	U.S. Treasury Bond	4.38	11/15/39	256
241	U.S. Treasury Bond	4.38	5/15/40	310
196	U.S. Treasury Bond	4.38	5/15/41	253
125	U.S. Treasury Bond	4.50	2/15/36	162
232	U.S. Treasury Bond	4.50	8/15/39	304
220	U.S. Treasury Bond	4.63	2/15/40	294
222	U.S. Treasury Bond	4.75	2/15/37	298
226	U.S. Treasury Bond	4.75	2/15/41	309
118	U.S. Treasury Bond	5.00	5/15/37	164
71	U.S. Treasury Bond	5.38	2/15/31	100
280	U.S. Treasury Bond	6.25	8/15/23	399
269	U.S. Treasury Bond	7.50	11/15/24	428
408	U.S. Treasury Bond	7.63	2/15/25	657
50	U.S. Treasury Bond	8.00	11/15/21	78
97	U.S. Treasury Note	0.38	10/31/12	97
602	U.S. Treasury Note	0.50	11/30/12	604
63	U.S. Treasury Note	0.75	3/31/13	63
543	U.S. Treasury Note	0.75	8/15/13	548
455	U.S. Treasury Note	0.75	9/15/13	459
199	U.S. Treasury Note	1.00	7/15/13	202
47	U.S. Treasury Note	1.00	1/15/14	48
652	U.S. Treasury Note	1.00	5/15/14	662
191	U.S. Treasury Note	1.00	8/31/16	191
624	U.S. Treasury Note	1.13	12/15/12	631
144	U.S. Treasury Note	1.25	9/30/15	147
199	U.S. Treasury Note	1.25	10/31/15	203
190	U.S. Treasury Note	1.38	10/15/12	192
351	U.S. Treasury Note	1.38	11/15/12	356
300	U.S. Treasury Note	1.38	1/15/13	304
513	U.S. Treasury Note	1.38	2/15/13	521
157	U.S. Treasury Note	1.38	3/15/13	160
440	U.S. Treasury Note	1.38	11/30/15	451
112	U.S. Treasury Note	1.75	4/15/13	115
468	U.S. Treasury Note	1.75	3/31/14	484
258	U.S. Treasury Note	1.75	7/31/15	269
260	U.S. Treasury Note	1.88	6/30/15	272
185	U.S. Treasury Note	1.88	8/31/17	192

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$173	U.S. Treasury Note	1.88	9/30/17	$180
231	U.S. Treasury Note	1.88	10/31/17	240
98	U.S. Treasury Note	2.00	4/30/16	103
276	U.S. Treasury Note	2.13	5/31/15	291
211	U.S. Treasury Note	2.13	8/15/21	215
527	U.S. Treasury Note	2.25	5/31/14	553
214	U.S. Treasury Note	2.25	1/31/15	226
630	U.S. Treasury Note	2.25	3/31/16	670
240	U.S. Treasury Note	2.25	11/30/17	254
218	U.S. Treasury Note	2.38	8/31/14	230
117	U.S. Treasury Note	2.38	9/30/14	124
216	U.S. Treasury Note	2.38	10/31/14	229
282	U.S. Treasury Note	2.38	2/28/15	299
2	U.S. Treasury Note	2.38	7/31/17	2
335	U.S. Treasury Note	2.50	3/31/13	346
276	U.S. Treasury Note	2.50	3/31/15	295
282	U.S. Treasury Note	2.50	4/30/15	301
248	U.S. Treasury Note	2.50	6/30/17	267
211	U.S. Treasury Note	2.63	7/31/14	224
419	U.S. Treasury Note	2.63	12/31/14	448
185	U.S. Treasury Note	2.63	8/15/20	198
224	U.S. Treasury Note	2.63	11/15/20	240
308	U.S. Treasury Note	2.75	11/30/16	335
40	U.S. Treasury Note	2.75	5/31/17	44
464	U.S. Treasury Note	2.75	2/15/19	504
251	U.S. Treasury Note	3.00	8/31/16	276
216	U.S. Treasury Note	3.00	9/30/16	237
466	U.S. Treasury Note	3.13	8/31/13	491
243	U.S. Treasury Note	3.13	1/31/17	269
245	U.S. Treasury Note	3.13	4/30/17	272
414	U.S. Treasury Note	3.13	5/15/19	461
250	U.S. Treasury Note	3.13	5/15/21	277
279	U.S. Treasury Note	3.25	6/30/16	310
313	U.S. Treasury Note	3.25	7/31/16	348
235	U.S. Treasury Note	3.25	12/31/16	262
235	U.S. Treasury Note	3.25	3/31/17	262
591	U.S. Treasury Note	3.38	6/30/13	623
455	U.S. Treasury Note	3.38	11/15/19	516
73	U.S. Treasury Note	3.50	5/31/13	77
107	U.S. Treasury Note	3.50	2/15/18	122
174	U.S. Treasury Note	3.50	5/15/20	199
456	U.S. Treasury Note	3.63	8/15/19	525
245	U.S. Treasury Note	3.63	2/15/20	283
230	U.S. Treasury Note	3.63	2/15/21	266
417	U.S. Treasury Note	3.75	11/15/18	482
202	U.S. Treasury Note	3.88	5/15/18	235
181	U.S. Treasury Note	4.00	2/15/14	197
207	U.S. Treasury Note	4.00	2/15/15	231
100	U.S. Treasury Note	4.00	8/15/18	117
183	U.S. Treasury Note	4.13	5/15/15	206
644	U.S. Treasury Note	4.25	8/15/13	691
247	U.S. Treasury Note	4.25	11/15/13	267
191	U.S. Treasury Note	4.25	8/15/15	217
129	U.S. Treasury Note	4.25	11/15/17	152
30	U.S. Treasury Note	4.63	11/15/16	35
300	U.S. Treasury Note	4.75	5/15/14	334
174	U.S. Treasury Note	4.75	8/15/17	209
137	U.S. Treasury Note	4.88	8/15/16	163
	Total U.S. Treasury Obligations			32,272
	Yankee Dollars — 6.95%
187	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	189

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$272	Bank of Nova Scotia (Commercial Banks)	2.38	12/17/13	$280
317	Bank of Nova Scotia (Commercial Banks)	3.40	1/22/15	334
255	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	275
207	Barrick International (Barbados) Corp. (Metals & Mining) (c)	6.35	10/15/36	242
204	British Telecommunications PLC (Communications Equipment)	5.95	1/15/18	227
419	Ensco PLC (Oil, Gas & Consumable Fuels)	4.70	3/15/21	427
279	Fairfax Financial Holdings Ltd. (Insurance) (c)	5.80	5/15/21	266
218	HSBC Bank PLC (Commercial Banks) (c)	3.10	5/24/16	217
334	HSBC Bank PLC (Commercial Banks) (c)	3.50	6/28/15	339
651	Kinross Gold Corp. (Metals & Mining) (c)	5.13	9/1/21	646
352	Schlumberger Investment SA (Oil, Gas & Consumable Fuels) Callable 6/14/21 @ 100.00 (c)	3.30	9/14/21	352
347	Shell International Finance BV (Energy Equipment & Services)	5.50	3/25/40	431
162	Shell International Finance BV (Energy Equipment & Services)	6.38	12/15/38	221
166	Siemens Financieringsmaatschappij NV (Industrial Conglomerates) (c)	6.13	8/17/26	204
4	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	4
239	Teva Pharmaceutical Finance II/III LLC (Pharmaceuticals)	3.00	6/15/15	250
165	The Toronto-Dominion Bank (Diversified Financial Services)	2.50	7/14/16	169
210	Total Capital SA (Oil, Gas & Consumable Fuels)	3.00	6/24/15	222
350	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	430
226	Veolia Environnement (Multi-Utilities)	6.00	6/1/18	250
101	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	103
179	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	188
210	Wesfarmers Ltd. (Industrial Conglomerates) (c)	7.00	4/10/13	226
728	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (c)	4.60	5/10/21	752
	Total Yankee Dollars			7,244
	Time Deposit — 2.17%
2,263	State Street Liquidity Management Control System Time Deposit	0.01	10/3/11	2,263
	Total Time Deposit			2,263
	Mutual Fund — 1.62%
1,688	SSgA U.S. Government Money Market (d)	0.00		1,688
	Total Mutual Fund			1,688
	Total Investments Before TBA Sale Commitments (cost $109,259) — 107.89%			112,502
	TBA Sale Commitments (e) — (4.45)%
(400)	Fannie Mae, 30 YR TBA	4.00	10/25/41	(419)
(1,600)	Fannie Mae, 30 YR TBA	5.50	10/25/41	(1,736)
(1,400)	Fannie Mae, 30 YR TBA	6.00	10/25/41	(1,536)
(200)	Federal Home Loan Mortgage Corporation, Gold 30 YR TBA	4.00	10/15/41	(209)
(700)	Federal Home Loan Mortgage Corporation, Gold 30 YR TBA	4.50	10/15/40	(740)
	Total TBA Sale Commitments			(4,641)
	Liabilities in excess of other assets — (3.44)%			(3,588)
	Net Assets — 100.00%			$104,273

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2011.
(b)	Rate disclosed represents effective yield at purchase.
(c)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted as to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(d)	Rate disclosed is the rate in effect on September 30, 2011.
(e)
Represents a "to-be-announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Portfolio of Investments).

MTN – Medium Term Note
TBA – Security is subject to delayed delivery.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

The Core Fixed Income Portfolio	BlackRock Financial Management, Inc.	Mellon Capital Management Corp.	Seix Investment Advisors LLC	Total

Asset Backed Security	0.27%	-	-	0.27%
Collateralized Mortgage Obligations	2.22%	-	-	2.22%
U.S. Government Agency Mortgages	35.12%	-	-	35.12%
U.S. Government Agency Securities	-	4.48%	-	4.48%
Corporate Bonds	-	0.26%	23.85%	24.11%
U.S. Treasury Obligations	3.55%	27.40%	-	30.95%
Yankee Dollars	-	-	6.95%	6.95%
Time Deposit	1.21%	-	0.96%	2.17%
Mutual Fund	-	-	1.62%	1.62%
Total Investments	42.37%	32.14%	33.38%	107.89%

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 73.24%
$431	Accellent, Inc. (Health Care Equipment & Supplies)	8.38	2/1/17	$411
395	ACCO Brands Corp. (Commercial Services & Supplies) Callable 9/15/12 @ 105.31	10.63	3/15/15	425
670	Accuride Corp. (Auto Components) Callable 8/1/14 @ 104.75	9.50	8/1/18	616
990	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) Callable 8/1/15 @ 103.88	7.75	8/1/20	970
826	AES Ironwood LLC (Diversified Financial Services)	8.86	11/30/25	844
500	Affinia Group, Inc. (Auto Components) Callable 8/15/12 @ 108.06 (a)	10.75	8/15/16	510
1,185	Affinion Group Holdings, Inc. (Media) Callable 11/15/12 @ 108.72	11.63	11/15/15	912
1,775	Affinion Group, Inc. (Media) Callable 12/15/14 @ 103.94	7.88	12/15/18	1,367
1,665	Affinion Group, Inc. (Media) Callable 12/15/14 @ 103.94	11.50	10/15/15	1,299
2,495	Ally Financial, Inc. (Diversified Financial Services)	6.25	12/1/17	2,173
3,610	American Airlines, Inc. (Airlines) Callable 3/15/13 @ 105.62 (a)	7.50	3/15/16	3,032
1,100	American General Finance Corp., MTN (Consumer Finance)	5.75	9/15/16	803
390	American General Finance Corp., Series H, MTN (Consumer Finance)	5.38	10/1/12	359
385	American General Finance Corp., Series I, MTN (Consumer Finance)	5.40	12/1/15	281
600	American General Institutional Capital, Series B (Insurance) (a)	8.13	3/15/46	555
2,225	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	1,964
810	American Petroleum Tankers LLC (Energy Equipment & Services) Callable 5/1/12 @ 105.13	10.25	5/1/15	800
390	American Renal Holdings, Inc. (Health Care Providers & Services) Callable 5/15/13 @ 104.19	8.38	5/15/18	392
560	AMGH Merger Sub, Inc. (Transportation Infrastructure) Callable 11/1/14 @ 104.63 (a)	9.25	11/1/18	560
610	Amsted Industries, Inc. (Multi-Utilities) Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	631
1,500	Apria Healthcare Group, Inc., Series A1 (Health Care Providers & Services) Callable 11/1/11 @ 105.62	11.25	11/1/14	1,440
425	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/15 @ 103.50 (a)	7.00	6/15/19	404
1,425	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/16 @ 103.63 (a)	7.25	6/15/21	1,372
725	Associated Materials LLC (Building Products) Callable 11/1/13 @ 106.84	9.13	11/1/17	587
1,725	Atlas Pipeline Partners LP (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 104.38	8.75	6/15/18	1,759
1,635	Avaya, Inc. (Communications Equipment) Callable 4/15/15 @ 103.50 (a)	7.00	4/1/19	1,390
1,100	Aviation Capital Group (Transportation Infrastructure) (a)	6.75	4/6/21	1,058
1,265	Avis Budget Car Rental LLC (Commercial Services & Supplies) Callable 10/15/14 @ 104.13	8.25	1/15/19	1,157
885	Avis Budget Car Rental LLC (Commercial Services & Supplies) Callable 3/15/14 @ 104.81	9.63	3/15/18	876
620	BE Aerospace, Inc. (Aerospace & Defense) Callable 10/1/15 @ 103.44	6.88	10/1/20	646
780	Biomet, Inc. (Electronic Equipment, Instruments & Components) Callable 10/15/12 @ 105.00	10.00	10/15/17	803
900	Block Communications, Inc. (Media) Callable 10/24/11 @ 104.13 (a)	8.25	12/15/15	902
675	Building Materials Corp. of America (Building Products) Callable 5/1/16 103.38 (a)	6.75	5/1/21	641
585	Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 105.62	11.25	6/1/17	590
4,205	CCO Holdings LLC/CCO Holdings Capital Corp. (Software) Callable 4/30/15 @ 104.88	6.50	4/30/21	3,974
650	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 1/15/14 @ 105.25 (a)	7.00	1/15/19	629
1,355	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 10/30/13 @ 105.44	7.25	10/30/17	1,355
1,145	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/13 @ 105.91	7.88	4/30/18	1,165
490	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.06	8.13	4/30/20	510
715	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	663
730	Cenveo Corp. (Paper & Forest Products) Callable 2/1/14 @ 104.44	8.88	2/1/18	575
3,040	Cequel Communications Holdings I LLC and Cequel Capital Corp. (Media) Callable 11/15/12 @ 106.47 (a)	8.63	11/15/17	3,010
1,665	Checkout Holdings Corp. (Media) Callable 10/24/11 @ 65.38 (c)(d)	13.56	11/15/15	907
555	Chemtura Corp. (Chemicals) Callable 9/1/14 @ 103.94	7.88	9/1/18	544
275	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	285
345	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	361
535	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	570
935	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.63	7/15/13	979
925	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,043
785	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.41 (a)	5.88	4/15/21	746
800	Chrysler GP/CG Co. - Issuer (Automobiles) Callable 6/15/15 @ 104.00 (a)	8.00	6/15/19	624
1,500	Chrysler GP/CG Co. - Issuer (Automobiles) Callable 6/15/16 @ 104.13 (a)	8.25	6/15/21	1,155
390	Cinemark USA, Inc. (Media) Callable 6/15/16 @ 103.69	7.38	6/15/21	369
145	Cinemark USA, Inc. (Media) Callable 6/15/14 @ 104.31	8.63	6/15/19	149
650	CIT Group, Inc. (Diversified Financial Services) Callable 10/13/11 @ 102.00	7.00	5/1/14	663
1,705	CIT Group, Inc. (Diversified Financial Services) Callable 10/24/11 @ 102.00	7.00	5/1/15	1,692
1,745	CIT Group, Inc. (Diversified Financial Services) Callable 10/24/11 @ 102.00	7.00	5/1/16	1,693
2,225	CIT Group, Inc., Series C (Diversified Financial Services) (a)	5.25	4/1/14	2,153
775	Citgo Petroleum Corp. (Oil, Gas & Consumable Fuels) Callable 7/1/14 @ 105.75 (a)	11.50	7/1/17	876
1,220	Citigroup Capital XXI (Diversified Financial Services) Callable 12/21/37 @ 100.00 (b)	8.30	12/21/57	1,196
520	Clear Channel Worldwide Holdings, Inc., Series A (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	528
405	Clear Channel Worldwide Holdings, Inc., Series B (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	414

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,770	ClubCorp Club Operations, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/14 @ 105.00	10.00	12/1/18	$1,566
1,785	Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) Callable 4/1/13 @ 108.16 (a)	10.88	4/1/17	1,990
1,050	Community Choice Financial, Inc. (Thrifts & Mortgage Finance) Callable 5/1/15 @ 105.38 (a)	10.75	5/1/19	1,018
3,315	Community Health Systems, Inc. (Health Care Providers & Services) Callable 10/24/11 @ 104.44	8.88	7/15/15	3,257
840	Compass Minerals International, Inc. (Metals & Mining) Callable 6/1/14 @ 104.00	8.00	6/1/19	878
665	Comstock Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 4/1/15 @ 103.88	7.75	4/1/19	622
320	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/16 @ 103.50	7.00	1/15/21	318
1,195	Cooper-Standard Automotive, Inc. (Auto Components) Callable 5/1/14 @ 104.25	8.50	5/1/18	1,219
825	Copano Energy LLC/Copano Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/1/16 @ 103.56	7.13	4/1/21	806
350	Cott Beverages USA, Inc. (Beverages) Callable 9/1/14 @ 104.06	8.13	9/1/18	357
1,375	Covanta Holding Corp. (Commercial Services & Supplies) Callable 12/1/15 @ 103.63	7.25	12/1/20	1,372
585	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 5/5/12 @ 105.81	7.75	5/15/16	587
1,910	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 10/15/15 @ 103.88 (a)	7.75	10/15/20	1,643
725	Darling International, Inc. (Food Products) Callable 12/15/14 @ 104.25	8.50	12/15/18	781
1,340	Delphi Corp. (Auto Components) Callable 5/15/14 @ 104.41 (a)	5.88	5/15/19	1,246
1,195	Delphi Corp. (Auto Components) Callable 5/15/16 @ 103.06 (a)	6.13	5/15/21	1,111
344	Delta Air Lines, Inc. (Airlines)	8.95	8/10/14	339
406	Delta Air Lines, Inc. (Airlines) Callable 10/24/11 @ 107.12 (a)	9.50	9/15/14	418
2,340	Diamond Resorts Corp. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 106.00	12.00	8/15/18	2,194
935	DigitalGlobe, Inc. (Aerospace & Defense) Callable 5/1/12 @ 105.25	10.50	5/1/14	1,033
465	DISH DBS Corp. (Media)	7.88	9/1/19	474
630	Ducommun, Inc. (Aerospace & Defense) Callable 7/15/15 @ 104.88 (a)	9.75	7/15/18	630
1,235	DuPont Fabros Technology LP (Real Estate Investment Trusts) Callable 12/15/13 @ 104.25	8.50	12/15/17	1,278
675	Dycom Investments, Inc. (Construction & Engineering) Callable 1/15/16 @ 103.56	7.13	1/15/21	651
510	E*TRADE Financial Corp. (Thrifts & Mortgage Finance)	6.75	6/1/16	509
420	Echostar DBS Corp. (Media)	7.13	2/1/16	425
695	EchoStar DBS Corp. (Media)	7.75	5/31/15	712
685	Edison Mission Energy (Electric Utilities)	7.00	5/15/17	408
1,765	Edison Mission Energy (Electric Utilities)	7.20	5/15/19	1,006
140	Edison Mission Energy (Electric Utilities)	7.50	6/15/13	130
275	Edison Mission Energy (Electric Utilities)	7.75	6/15/16	184
2,335	EH Holding Corp. (Communications Equipment) (a)	6.50	6/15/19	2,247
660	EH Holding Corp. (Communications Equipment) (a)	7.63	6/15/21	635
500	El Paso Corp. (Oil, Gas & Consumable Fuels)	6.50	9/15/20	534
810	El Paso Corp. (Oil, Gas & Consumable Fuels)	7.00	6/15/17	907
350	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	8.05	10/15/30	409
135	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	173
770	Endo Pharmaceuticals Holdings, Inc. (Personal Products) Callable 7/15/15 @ 103.50 (a)	7.00	7/15/19	773
790	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 12/15/15 @ 103.50 (a)	7.00	12/15/20	792
1,075	Endo Pharmaceuticals Holdings, Inc. (Personal Products) Callable 7/15/16 @ 103.63 (a)	7.25	1/15/22	1,078
5,245	Energy Future Holdings Corp. (Electric Utilities) Callable 1/15/15 @ 105.00 (b)(e)	10.00	1/15/20	5,088
495	EnergySolutions, Inc./EnergySolutions LLC (Commercial Services & Supplies) Callable 8/15/14 @ 105.38	10.75	8/15/18	495
280	Enterprise Products Operation LP (Commercial Banks) Callable 1/15/18 @ 100.00 (b)	7.03	1/15/68	284
565	Entravision Communications Corp. (Media) Callable 8/1/13 @ 106.56	8.75	8/1/17	530
1,720	Equinix, Inc. (Internet Software & Services) Callable 7/15/16 @ 103.50	7.00	7/15/21	1,714
1,445	Exide Technologies (Auto Components) Callable 2/1/15 @ 104.31	8.63	2/1/18	1,344
575	Ferrellgas Partners LP (Gas Utilities) Callable 10/1/13 @ 104.56	9.13	10/1/17	581
735	Ferrellgas Partners LP/ Ferrellgas Finance corp. (Gas Utilities) Callable 5/1/16 @ 103.25	6.50	5/1/21	625
740	FireKeepers Development Authority (Diversified Financial Services) Callable 5/1/12 @ 110.50 (a)	13.88	5/1/15	836
1,250	First Wind Capital LLC (Oil, Gas & Consumable Fuels) Callable 6/1/14 @ 107.69 (a)	10.25	6/1/18	1,187
490	Ford Motor Co. (Automobiles)	7.45	7/16/31	553
350	Ford Motor Credit Co. LLC (Consumer Finance)	8.13	1/15/20	397
1,145	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) Callable 6/1/15 @ 104.03	8.05	2/1/20	1,036
1,285	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/15/14 @ 104.63 (a)	9.25	4/15/18	1,320
915	Frontier Communications Corp. (Diversified Telecommunication Services)	7.88	4/15/15	917
980	Frontier Communications Corp. (Diversified Telecommunication Services)	8.25	4/15/17	951
2,545	General Motors Financial Co., Inc. (Thrifts & Mortgage Finance) (a)	6.75	6/1/18	2,494
665	Genesis Energy LP (Oil, Gas & Consumable Fuels) Callable 12/15/14 @ 103.94 (a)	7.88	12/15/18	632
4,210	GenOn Energy, Inc. (Multi-Utilities)	9.50	10/15/18	3,957
3,955	GenOn Energy, Inc. (Multi-Utilities) Callable 10/15/15 @ 104.94	9.88	10/15/20	3,698
355	Gentiva Health Services, Inc. (Health Care Providers & Services) Callable 9/1/14 @ 105.75	11.50	9/1/18	282

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,330	Genworth Financial, Inc. (Insurance) Callable 11/15/16 @ 100.00 (b)	6.15	11/15/66	$1,165
205	Genworth Financial, Inc. (Insurance)	7.63	9/24/21	177
525	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	8.63	10/1/16	530
920	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	9.63	10/1/15	1,003
1,520	Geokinetics Holdings, Inc. (Energy Equipment & Services) Callable 12/15/11 @ 104.88	9.75	12/15/14	1,197
1,080	Georgia Gulf Corp. (Chemicals) Callable 1/15/14 @ 104.50 (a)	9.00	1/15/17	1,091
2,660	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	2,334
900	Griffon Corp. (Building Products) Callable 4/1/14 @ 105.34	7.13	4/1/18	794
1,445	Hartford Financial Services Group (Insurance) Callable 6/15/18 @ 100.00 (b)	8.13	6/15/38	1,358
3,360	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	3,284
748	HCA, Inc. (Health Care Providers & Services) Callable 2/15/13 @ 104.94	9.88	2/15/17	808
635	Hertz Corp. (Road & Rail) Callable 10/15/14 @ 103.75	7.50	10/15/18	606
142	Hertz Corp. (Road & Rail) Callable 10/24/11 @ 102.22	8.88	1/1/14	142
310	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 11/1/15 @ 103.00	6.00	11/1/20	301
405	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 5/15/13 @ 104.50	9.00	5/15/17	437
375	Huntington Ingalls Industries, Inc. (Aerospace & Defense) Callable 3/15/15 @ 103.44 (a)	6.88	3/15/18	349
4,950	Huntington Ingalls Industries, Inc. (Aerospace & Defense) Callable 3/15/16 @ 103.56 (a)	7.13	3/15/21	4,591
690	Huntsman International LLC (Chemicals) Callable 10/24/11 @ 100.00	5.50	6/30/16	643
430	Huntsman International LLC (Chemicals) Callable 3/15/15 @ 104.31	8.63	3/15/20	418
260	Huntsman International LLC (Chemicals) Callable 9/15/15 @ 104.31	8.63	3/15/21	249
1,310	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Industrial Conglomerates) Callable 1/15/14 @ 104.00	8.00	1/15/18	1,305
2,250	ILFC E-Capital Trust I (Diversified Consumer Services) Callable 10/24/11 @ 100.00 (a)(b)	4.77	12/21/65	1,564
500	ILFC E-Capital Trust ll (Diversified Consumer Services) (a)(b)	6.25	12/21/65	370
2,830	INC Research LLC (Life Sciences Tools & Services) Callable 7/15/15 @ 105.75 (a)	11.50	7/15/19	2,526
970	ING Capital Funding Trust III (Insurance) Callable 12/31/11 @ 100.00 (b)	3.97	12/29/49	725
930	Insight Communications Co., Inc. (Media) Callable 7/15/13 @ 107.03 (a)	9.38	7/15/18	1,042
770	Integra Telecom (Diversified Telecommunication Services) Callable 4/15/13 @ 105.38 (a)	10.75	4/15/16	681
540	Interface, Inc. (Commercial Services & Supplies) Callable 12/1/14 @ 103.81	7.63	12/1/18	540
1,560	International Lease Finance Corp. (Thrifts & Mortgage Finance)	6.25	5/15/19	1,356
2,225	International Lease Finance Corp. (Diversified Financial Services)	8.25	12/15/20	2,180
1,285	International Lease Finance Corp. (Thrifts & Mortgage Finance) (e)	8.75	3/15/17	1,291
430	International Lease Finance Corp., Series R, MTN (Diversified Financial Services)	6.63	11/15/13	417
125	inVentiv Health, Inc. (Media) Callable 8/15/14 @ 105.00 (d)	10.00	8/15/18	110
980	Iron Mountain, Inc. (Commercial Services & Supplies) Callable 10/1/15 @ 103.88	7.75	10/1/19	973
750	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8.25	3/15/18	849
1,000	Jarden Corp. (Diversified Consumer Services) Callable 1/15/15 @ 103.75	7.50	1/15/20	1,011
1,590	JBS USA LLC/JBS USA Finance, Inc. (Food Products) Callable 6/1/15 @ 105.44 (a)	7.25	6/1/21	1,312
1,960	JMC Steel Group, Inc. (Independent Power Producers & Energy Traders) Callable 3/15/14 @ 106.19 (a)	8.25	3/15/18	1,842
865	KB Home (Household Durables)	9.10	9/15/17	735
2,440	Kindred Healthcare, Inc. (Health Care Providers & Services) Callable 6/1/14 @ 106.19 (a)	8.25	6/1/19	1,864
229	Koppers, Inc. (Chemicals) Callable 12/1/14 @ 103.94	7.88	12/1/19	238
1,860	Kratos Defense & Security Solutions, Inc. (Aerospace & Defense) Callable 6/1/14 @ 105.00	10.00	6/1/17	1,851
1,320	Lantheus Medical Imaging, Inc. (Pharmaceuticals) Callable 5/15/14 @ 104.88	9.75	5/15/17	1,201
1,699	LBI Escrow Corp. (Diversified Financial Services) Callable 5/1/13 @ 106.00 (a)	8.00	11/1/17	1,831
285	Lear Corp. (Auto Components) Callable 3/15/14 @ 103.94	7.88	3/15/18	294
285	Lear Corp. (Auto Components) Callable 3/15/15 @ 104.06	8.13	3/15/20	299
1,650	Level 3 Communications, Inc. (Diversified Telecommunication Services) Callable 2/1/15 @ 105.94 (a)	11.88	2/1/19	1,567
2,535	Level 3 Escrow, Inc. (Diversified Telecommunication Services) Callable 7/1/15 @ 104.06 (a)	8.13	7/1/19	2,240
1,830	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 10/24/11 @ 100.00 (b)	4.20	2/15/15	1,537
2,778	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 11/7/11 @ 102.31	9.25	11/1/14	2,743
1,560	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 4/1/15 @ 104.69 (a)	9.38	4/1/19	1,451
615	Liberty Mutual Group, Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)(b)	7.00	3/15/37	520
600	Liberty Mutual Group, Inc. (Insurance) (a)	7.80	3/15/37	525
645	Liberty Mutual Group, Inc. (Insurance) Callable 6/15/38 @ 100.00 (a)(b)	10.75	6/15/58	768
760	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	766
570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	598
280	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00 (b)	6.05	4/20/67	227
675	Lincoln National Corp. (Insurance) Callable 5/17/16 @ 100.00 (b)	7.00	5/17/66	580
2,855	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/15 @ 103.25 (a)	6.50	5/15/19	2,627
945	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.31	8.63	4/15/20	973
820	Live Nation Entertainment, Inc. (Media) Callable 5/15/14 @ 104.06 (a)	8.13	5/15/18	787

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$880	Longview Fibre Paper & Packaging, Inc. (Paper & Forest Products) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/16	$854
995	Macy's Retail Holdings, Inc. (Multiline Retail) (b)(e)	7.88	7/15/15	1,158
100	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 10/15/13 @ 104.75	9.50	10/15/15	90
690	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 104.94	9.88	8/15/18	576
892	MarkWest Energy Partners LP, Series B (Oil, Gas & Consumable Fuels) Callable 4/15/13 @ 104.38	8.75	4/15/18	950
985	Martin Midstream Partners & Finance (Transportation Infrastructure) Callable 4/1/14 @ 104.44	8.88	4/1/18	975
3,400	MBIA, Inc. (Insurance)	5.70	12/1/34	2,010
340	Mediacom LLC/Mediacom Capital Corp. (Media) Callable 8/15/14 @ 104.56	9.13	8/15/19	338
3,485	MedImpact Holdings, Inc. (Diversified Financial Services) Callable 2/1/15 @ 105.25 (d)	10.50	2/1/18	3,250
795	MEMC Electronics Materials, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/1/14 @ 105.81 (d)	7.75	4/1/19	680
380	MetroPCS Wireless, Inc. (Wireless Telecommunication Services) Callable 9/1/14 @ 103.94	7.88	9/1/18	369
2,827	Midwest Generation LLC, Series B (Diversified Financial Services)	8.56	1/2/16	2,785
—	Mirant Mid-Atlantic LLC, Series B (Electric Utilities)	9.13	6/30/17	—
2,815	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts) Callable 5/1/16 @ 103.44 (a)	6.88	5/1/21	2,674
550	Mueller Water Products, Inc. (Machinery) Callable 9/1/15 @ 104.38	8.75	9/1/20	542
450	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (Media) Callable 4/15/14 @ 104.44	8.88	4/15/17	444
455	Nextel Communications, Inc., Series D (Wireless Telecommunication Services) Callable 10/3/11 @ 100.00	7.38	8/1/15	431
475	Nextel Communications, Inc., Series E (Wireless Telecommunication Services) Callable 10/3/11 @ 100.86	6.88	10/31/13	462
1,165	NII Capital Corp. (Wireless Telecommunication Services) Callable 4/1/16 @ 103.81	7.63	4/1/21	1,156
910	NII Capital Corp. (Wireless Telecommunication Services) Callable 12/15/14 @ 104.44	8.88	12/15/19	949
1,710	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.44	8.88	3/15/18	1,693
125	Northern Tier Energy LLC (Independent Power Producers & Energy Traders) Callable 12/1/13 @ 107.88 (a)	10.50	12/1/17	130
1,145	NRG Energy, Inc. (Independent Power Producers & Energy Traders)	7.38	1/15/17	1,181
7,190	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 5/15/16 @ 103.94 (a)	7.88	5/15/21	6,579
3,805	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 9/1/15 @ 104.13	8.25	9/1/20	3,596
955	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 6/15/14 @ 104.25	8.50	6/15/19	922
3,115	Oil States International, Inc. (Energy Equipment & Services) Callable 6/1/14 @ 104.88 (a)	6.50	6/1/19	3,045
51	Omnicare, Inc. (Health Care Providers & Services) Callable 10/20/11 @ 100.00	6.13	6/1/13	51
145	Paetec Holding Corp. (Diversified Telecommunication Services) Callable 6/30/13 @ 104.44	8.88	6/30/17	152
510	Penn Virginia Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.19	10.38	6/15/16	534
620	Penn Virginia Resources Partners LP (Energy Equipment & Services) Callable 4/15/14 @ 104.13	8.25	4/15/18	589
160	Petrohawk Energy Corp. (Oil, Gas & Consumable Fuels) Callable 6/1/12 @ 103.94	7.88	6/1/15	171
585	PHH Corp. (Commercial Services & Supplies)	9.25	3/1/16	601
325	Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods) Callable 5/15/15 @ 103.69	7.38	5/15/20	339
885	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 5/15/15 @ 104.38	8.75	5/15/20	825
500	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	512
585	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81	8.63	10/15/19	629
545	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	567
705	Polymer Group, Inc. (Personal Products) Callable 2/1/15 @ 103.88 (a)	7.75	2/1/19	703
670	Provident Funding Associates LP (Diversified Financial Services) Callable 4/15/14 @ 105.13 (a)	10.25	4/15/17	653
730	Provident Funding Associates LP/PFG Finance Corp. (Diversified Financial Services) Callable 2/15/15 @ 105.06 (a)	10.13	2/15/19	631
2,190	Quapaw Downstream Development Authority (Hotels, Restaurants & Leisure) Callable 7/1/15 @ 105.25	10.50	7/1/19	2,064
230	QVC, Inc. (Internet & Catalog Retail) Callable 10/1/14 @ 103.75 (a)	7.50	10/1/19	245
2,540	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	6.88	7/15/28	2,197
2,340	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	7.75	2/15/31	2,176
1,040	Qwest Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 101.94	7.25	10/15/35	998
1,039	RailAmerica, Inc. (Road & Rail)	9.25	7/1/17	1,125
1,385	Rain CII Carbon LLC (Chemicals) Callable 12/1/14 @ 104.00 (a)	8.00	12/1/18	1,385
1,425	Reckson Operating Partnership LP (Diversified Financial Services)	7.75	3/15/20	1,611
1,025	Regal Entertainment Group (Media) Callable 8/15/14 @ 104.56	9.13	8/15/18	1,015
750	Regions Bank (Commercial Banks)	6.45	6/26/37	630
400	Regions Bank (Commercial Banks)	7.50	5/15/18	396
1,785	Regions Financial Corp. (Commercial Banks)	5.75	6/15/15	1,714
1,290	Regions Financial Corp. (Commercial Banks)	7.75	11/10/14	1,287
1,725	Revlon Consumer Products Corp. (Personal Products) Callable 11/15/12 @ 104.88	9.75	11/15/15	1,807
950	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Products) Callable 8/15/15 @ 104.94 (a)	9.88	8/15/19	836
815	Rite Aid Corp. (Food & Staples Retailing) Callable 3/1/12 @ 103.75	7.50	3/1/17	778

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$670	Roadhouse Financing, Inc. (Hotels, Restaurants & Leisure) Callable 10/15/13 @ 108.06	10.75	10/15/17	$621
535	Rotech Healthcare, Inc. (Health Care Providers & Services) Callable 3/15/15 @ 105.25	10.50	3/15/18	432
625	Rotech Healthcare, Inc. (Health Care Providers & Services) Callable 4/15/13 @ 105.38	10.75	10/15/15	628
1,325	Rouse Co. (Oil, Gas & Consumable Fuels) Callable 5/9/13 @ 103.38	6.75	11/9/15	1,318
200	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.25	11/30/13	194
500	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.50	11/30/16	463
584	Salem Communications Corp. (Media) Callable 12/15/13 @ 104.81	9.63	12/15/16	584
3,380	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/18	3,177
345	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/15 @ 104.38	8.75	1/15/20	338
660	Sealed Air Corp. (Containers & Packaging) Callable 9/15/15 @ 104.06 (a)	8.13	9/15/19	667
660	Sealed Air Corp. (Containers & Packaging) Callable 9/15/16 @ 104.19 (a)	8.38	9/15/21	667
8,450	Sears Holdings Corp. (Multiline Retail)	6.63	10/15/18	6,971
835	Sinclair Television Group, Inc. (Media) Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	877
845	Sirius XM Radio, Inc. (Media) Callable 9/1/12 @ 104.88 (a)	9.75	9/1/15	915
1,505	SLM Corp., MTN (Consumer Finance)	6.25	1/25/16	1,477
710	Solutia, Inc. (Chemicals) Callable 3/15/15 @ 103.94	7.88	3/15/20	747
755	Solutia, Inc. (Chemicals) Callable 11/1/13 @ 104.38	8.75	11/1/17	804
555	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 104.38	8.75	6/1/16	579
480	Speedy Cash, Inc. (IT Services) Callable 5/15/15 @ 105.38 (a)	10.75	10/15/18	484
805	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 12/15/15 @ 103.38	6.75	12/15/20	803
305	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 10/1/13 @ 103.75	7.50	10/1/17	316
1,350	Springleaf Finance Corp., Series J, MTN (Auto Components)	6.90	12/15/17	972
3,695	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	2,762
5	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	4
845	Sprint Capital Corp. (Wireless Telecommunication Services)	8.38	3/15/12	853
3,795	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	3,297
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	1,023
285	SquareTwo Financial Corp. (Thrifts & Mortgage Finance) Callable 4/1/14 @ 105.80	11.63	4/1/17	271
825	Standard Pacific Corp. (Household Durables)	8.38	5/15/18	701
1,080	Stater Brothers Holdings (Food & Staples Retailing) Callable 10/24/11 @ 103.88	7.75	4/15/15	1,102
420	SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. (Hotels, Restaurants & Leisure) Callable 10/15/15 @ 104.31 (a)	8.63	4/15/16	414
175	SunGard Data Systems, Inc. (Computers & Peripherals) Callable 11/15/13 @ 105.53	7.38	11/15/18	163
1,145	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 7/1/12 @ 104.13	8.25	7/1/16	1,191
3,195	Telcordia Technologies, Inc. (Diversified Telecommunication Services) Callable 5/1/14 @ 105.50 (a)	11.00	5/1/18	3,978
690	Tenet Healthcare Corp. (Health Care Providers & Services) Callable 7/1/14 @ 104.44	8.88	7/1/19	730
265	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	308
195	Terex Corp. (Machinery) Callable 11/15/12 @ 104.00	8.00	11/15/17	173
1,430	Terex Corp. (Machinery) Callable 6/1/13 @ 105.44	10.88	6/1/16	1,516
4,960	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (Multi-Utilities) Callable 4/1/16 @ 105.75 (a)	11.50	10/1/20	3,968
945	Texas Industries, Inc. (Construction Materials) Callable 8/15/15 @ 104.63	9.25	8/15/20	735
95	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	96
1,610	The AES Corp. (Independent Power Producers & Energy Traders)	9.75	4/15/16	1,731
1,525	The Gymboree Corp. (Multiline Retail) Callable 12/1/14 @ 104.56	9.13	12/1/18	1,128
1,220	The Manitowoc Co., Inc. (Machinery) Callable 2/15/14 @ 104.75	9.50	2/15/18	1,193
910	Thermadyne Holdings Corp. (Machinery) Callable 12/15/13 @ 106.75	9.00	12/15/17	892
400	Thermon Industries, Inc. (Oil, Gas & Consumable Fuels) Callable 5/1/14 @ 104.75	9.50	5/1/17	416
540	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. (Auto Components) Callable 9/1/14 @ 105.31 (a)	10.63	9/1/17	543
1,460	Toys "R" Us Property Co. I LLC (Specialty Retail) Callable 7/15/13 @ 105.38	10.75	7/15/17	1,544
500	TPC Group LLC (Chemicals) Callable 10/1/13 @ 106.19 (a)	8.25	10/1/17	490
3,780	Trilogy International Partners LLC (Wireless Telecommunication Services) Callable 8/15/13 @ 105.13 (d)	10.25	8/15/16	3,704
745	Triumph Group, Inc. (Aerospace & Defense) Callable 11/15/13 @ 104.00	8.00	11/15/17	777
285	Triumph Group, Inc. (Aerospace & Defense) Callable 7/15/14 @ 104.31	8.63	7/15/18	304
1,000	TRW Automotive, Inc. (Auto Components) Callable 12/1/13 @ 104.44 (a)	8.88	12/1/17	1,065
350	United Maritime LLC/Corp. (Electric Utilities) Callable 12/15/12 @ 105.88	11.75	6/15/15	354
2,200	United Refining Co. (Oil, Gas & Consumable Fuels) Callable 2/28/15 @ 105.25	10.50	2/28/18	2,068
2,715	Universal Hospital Services, Inc. (Health Care Equipment & Supplies) Callable 10/24/11 @ 104.25	8.50	6/1/15	2,644
465	Univision Communications, Inc. (Media) Callable 11/1/15 @ 103.94 (a)	7.88	11/1/20	436
400	US Oncology, Inc. (Health Care Providers & Services)	0.00	12/31/49	3
1,965	USG Corp. (Building Products) Callable 10/15/14 @ 104.19 (a)	8.38	10/15/18	1,641
510	USG Corp. (Building Products) (a)	9.75	8/1/14	485

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,420	USG Corp. (Building Products) (e)	9.75	1/15/18	$1,141
745	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 7/15/13 @ 103.25 (a)	6.50	7/15/16	693
250	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 12/1/14 @ 103.44 (a)	6.88	12/1/18	226
80	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 10/1/15 @ 103.50 (a)	7.00	10/1/20	71
375	Verso Paper Holdings LLC/Verso Paper, Inc. (Paper & Forest Products) Callable 2/1/15 @ 104.38	8.75	2/1/19	259
800	Vertellus Specialties, Inc. (Chemicals) Callable 4/1/13 @ 104.69 (d)	9.38	10/1/15	700
1,305	ViaSat, Inc. (Communications Equipment) Callable 9/15/12 @ 106.66	8.88	9/15/16	1,325
390	Viasystems, Inc. (Electrical Equipment) Callable 7/15/12 @ 106.00 (a)	12.00	1/15/15	417
800	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	746
685	West Corp. (Diversified Telecommunication Services) Callable 10/1/14 @ 104.31	8.63	10/1/18	666
1,575	Western Refining, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.62 (a)	11.25	6/15/17	1,701
4,160	Windstream Corp. (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75	7.50	4/1/23	3,879
775	Wynn Las Vegas LLC (Hotels, Restaurants & Leisure) Callable 8/15/15 @ 103.88	7.75	8/15/20	814
805	XM Satellite Radio, Inc. (Media) Callable 11/1/14 @ 103.81 (a)	7.63	11/1/18	813
1,775	Zayo Group LLC/Zayo Capital, Inc. (Internet Software & Services) Callable 3/15/13 @ 105.13	10.25	3/15/17	1,850
	Total Corporate Bonds			343,879
	Yankee Dollars — 11.73%
625	Abengoa Finance SAU (Commercial Services & Supplies) (a)	8.88	11/1/17	572
750	Aguila 3 SA (Industrial Conglomerates) Callable 1/31/14 @ 105.91 (a)	7.88	1/31/18	683
785	Aircastle Ltd. (Trading Companies & Distributors) Callable 8/1/14 @ 104.88	9.75	8/1/18	809
650	Aperam SA (Metals & Mining) Callable 10/1/13 @ 103.69 (a)	7.38	4/1/16	572
600	Aperam SA (Metals & Mining) Callable 4/1/15 @ 103.88 (a)	7.75	4/1/18	522
2,000	CGGVeritas (Energy Equipment & Services) Callable 6/1/16 @ 103.25 (a)	6.50	6/1/21	1,800
4,200	CHC Helicopter SA (Transportation Infrastructure) Callable 4/15/15 @ 104.63 (a)	9.25	10/15/20	3,570
1,125	Consolidated Minerals Ltd. (Metals & Mining) Callable 5/1/14 @ 104.44 (a)	8.88	5/1/16	959
2,400	ConvaTec Healthcare E SA (Health Care Providers & Services) Callable 12/15/14 @ 105.25 (a)	10.50	12/15/18	2,112
620	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	671
3,410	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 11/15/14 @ 104.50 (a)	9.00	11/15/19	4,041
600	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 10/24/11 @ 103.58	10.75	12/15/14	606
4,490	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 9/15/12 @ 106.00	12.00	9/15/15	5,091
700	INEOS Finance PLC (Chemicals) Callable 5/15/13 @ 104.50 (a)	9.00	5/15/15	665
1,375	ING Groep NV (Diversified Financial Services) Callable 12/8/15 @ 100.00 (b)	5.78	12/29/49	1,007
500	Inmarsat Finance PLC (Diversified Telecommunication Services) Callable 12/1/13 @ 103.69 (a)	7.38	12/1/17	501
646	Intelsat Bermuda Ltd. (Wireless Telecommunication Services) Callable 2/15/13 @ 105.75	11.50	2/4/17	556
2,705	Intelsat Luxembourg SA, PIK (Communications Equipment) Callable 2/15/13 @ 105.75 (a)	11.50	2/4/17	2,326
900	Kinove German Bondco GmbH (Chemicals) Callable 6/15/14 @ 107.22 (a)	9.63	6/15/18	815
450	MCE Finance Ltd. (Hotels, Restaurants & Leisure) Callable 5/15/14 @ 105.13	10.25	5/15/18	477
805	National Money Mart Co. (Commercial Services & Supplies) Callable 12/15/13 @ 105.19	10.38	12/15/16	825
990	Navios Maritime Acquisition Corp. (Transportation Infrastructure) Callable 11/1/13 @ 104.31	8.63	11/1/17	824
1,100	Navios Maritime Holdings, Inc./Navios Maritime Finance (Transportation Infrastructure) Callable 2/15/15 @ 104.06	8.13	2/15/19	918
805	Nova Chemicals Corp. (Chemicals) Callable 11/1/14 @ 104.31	8.63	11/1/19	871
1,055	Novelis, Inc. (Metals & Mining) Callable 12/15/13 @ 106.28	8.38	12/15/17	1,044
1,750	Offshore Group Investment Ltd. (Capital Markets) Callable 2/1/13 @ 108.62	11.50	8/1/15	1,802
350	Offshore Group Investment Ltd. (Capital Markets) Callable 2/1/13 @ 108.62 (a)	11.50	8/1/15	361
651	OXEA Finance & Cy SCA (Chemicals) Callable 7/15/13 @ 107.12 (a)	9.50	7/15/17	633
1,825	Quadra FNX Mining Ltd. (Metals & Mining) Callable 6/15/15 @ 103.88 (a)	7.75	6/15/19	1,766
455	Quebecor Media, Inc. (Media)	7.75	3/15/16	455
700	Quebecor Media, Inc. (Media) Callable 10/24/11 @ 103.88	7.75	3/15/16	698
910	RDS Ultra-Deepwater Ltd. (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 105.94 (a)	11.88	3/15/17	953
2,695	Satmex Escrow SA de CV (Communications Equipment) Callable 5/15/14 @ 104.75 (a)	9.50	5/15/17	2,601
365	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/15 @ 103.44 (a)	6.88	5/1/20	336
1,875	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/16 @ 103.50 (a)	7.00	11/1/21	1,725
159	Seagate Technology International Ltd. (Computers & Peripherals) Callable 5/1/13 @ 105.00 (a)	10.00	5/1/14	178
965	Teekay Corp. (Oil, Gas & Consumable Fuels)	8.50	1/15/20	924
800	Thompson Creek Metals Co., Inc. (Metals & Mining) Callable 6/1/14 @ 105.53 (a)	7.38	6/1/18	720
900	UPC Holding BV (Media) Callable 4/15/14 @ 104.94 (a)	9.88	4/15/18	900
1,380	White Mountains Re Group Ltd. (Insurance) Callable 6/30/17 @ 100.00 (a)(b)	7.51	5/29/49	1,266
4,200	Wind Acquisition Finance SA (Electric Utilities) Callable 11/15/13 @ 105.44 (a)	7.25	2/15/18	3,586
140	Wind Acquisition Finance SA (Electric Utilities) Callable 7/15/13 @ 105.88 (a)	11.75	7/15/17	119

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$4,078	Wind Acquisition Holdings Finance SA (Electric Utilities) Callable 7/15/13 @ 106.12 (a)	12.25	7/15/17	$3,181
	Total Yankee Dollars			55,041
	Common/Preferred Stocks and Rights — 1.35%
37,775	Citigroup Capital XII Callable 3/30/15 @ 25.00 (Diversified Financial Services)			948
66,480	General Motors Co., Series B (Automobiles)			2,332
167,400	GMAC Capital Trust I Callable 2/15/16 @ 25.00 (Consumer Finance)			3,055
	Total Common/Preferred Stocks and Rights			6,335
	Time Deposit — 20.57%
$96,595	State Street Liquidity Management Control System Time Deposit	0.01	10/3/11	96,595
	Total Time Deposit			96,595
	Total Investments (cost $515,269) — 106.89%			501,850
	Liabilities in excess of other assets — (6.89)%			(32,345)
	Net Assets — 100.00%			$469,505

Amounts designated as " - " are $0 or have been rounded to $0.
(a)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted as to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2011.
(c)	Zero Coupon Security. Effective rate shown is as of September 30, 2011.
(d)
Represents security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted as to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed illiquid by the Specialist Manager and represent 1.98% of the Portfolio's net assets.

(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2011.

MBIA – Municipal Bond Insurance Association
MTN – Medium Term Note
PIK – Payment in Kind
ULC – Unlimited Liability Co.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 84.35%
$1,020	U.S. Treasury Bond	3.50	2/15/39	$1,134
1,953	U.S. Treasury Bond	3.75	8/15/41	2,274
1,467	U.S. Treasury Bond	4.25	5/15/39	1,846
3,031	U.S. Treasury Bond	4.25	11/15/40	3,833
1,782	U.S. Treasury Bond	4.38	11/15/39	2,291
2,305	U.S. Treasury Bond	4.38	5/15/40	2,967
2,485	U.S. Treasury Bond	4.38	5/15/41	3,210
803	U.S. Treasury Bond	4.50	5/15/38	1,046
1,607	U.S. Treasury Bond	4.50	8/15/39	2,103
1,816	U.S. Treasury Bond	4.63	2/15/40	2,427
1,659	U.S. Treasury Bond	5.38	2/15/31	2,334
2,540	U.S. Treasury Bond	6.13	11/15/27	3,742
1,053	U.S. Treasury Bond	6.25	8/15/23	1,501
1,266	U.S. Treasury Bond	6.25	5/15/30	1,936
690	U.S. Treasury Bond	7.13	2/15/23	1,041
450	U.S. Treasury Bond	7.25	8/15/22	680
7	U.S. Treasury Bond	7.88	2/15/21	11
2,812	U.S. Treasury Note	0.38	10/31/12	2,818
2,961	U.S. Treasury Note	0.38	7/31/13	2,967
2,205	U.S. Treasury Note	0.50	11/30/12	2,213
2,745	U.S. Treasury Note	0.75	8/15/13	2,769
2,252	U.S. Treasury Note	0.75	9/15/13	2,272
2,622	U.S. Treasury Note	1.00	7/15/13	2,655
202	U.S. Treasury Note	1.13	12/15/12	204
1,810	U.S. Treasury Note	1.13	6/15/13	1,836
890	U.S. Treasury Note	1.25	8/31/15	911
742	U.S. Treasury Note	1.25	10/31/15	758
2,459	U.S. Treasury Note	1.38	10/15/12	2,489
2,261	U.S. Treasury Note	1.38	11/15/12	2,291
3,662	U.S. Treasury Note	1.38	2/15/13	3,719
4,269	U.S. Treasury Note	1.38	3/15/13	4,339
3,093	U.S. Treasury Note	1.38	5/15/13	3,148
1,886	U.S. Treasury Note	1.38	11/30/15	1,935
3,172	U.S. Treasury Note	1.50	7/31/16	3,257
123	U.S. Treasury Note	1.75	4/15/13	126
893	U.S. Treasury Note	1.75	3/31/14	923
1,455	U.S. Treasury Note	1.75	7/31/15	1,516
1,466	U.S. Treasury Note	1.88	6/30/15	1,534
856	U.S. Treasury Note	1.88	9/30/17	889
1,451	U.S. Treasury Note	1.88	10/31/17	1,506
1,152	U.S. Treasury Note	2.00	4/30/16	1,212
3,623	U.S. Treasury Note	2.13	11/30/14	3,810
2,742	U.S. Treasury Note	2.13	5/31/15	2,893
1,761	U.S. Treasury Note	2.13	2/29/16	1,862
1,597	U.S. Treasury Note	2.13	8/15/21	1,625
1,811	U.S. Treasury Note	2.25	1/31/15	1,914
1,353	U.S. Treasury Note	2.25	11/30/17	1,434
723	U.S. Treasury Note	2.25	7/31/18	763
3,957	U.S. Treasury Note	2.38	8/31/14	4,179
917	U.S. Treasury Note	2.38	9/30/14	970
2,071	U.S. Treasury Note	2.38	2/28/15	2,199
1,365	U.S. Treasury Note	2.38	7/31/17	1,458
603	U.S. Treasury Note	2.50	3/31/13	623
1,852	U.S. Treasury Note	2.50	3/31/15	1,977
1,590	U.S. Treasury Note	2.50	4/30/15	1,698
1,398	U.S. Treasury Note	2.50	6/30/17	1,503
5,195	U.S. Treasury Note	2.63	7/31/14	5,517
2,021	U.S. Treasury Note	2.63	12/31/14	2,159
825	U.S. Treasury Note	2.63	4/30/16	891
1,258	U.S. Treasury Note	2.63	1/31/18	1,361
948	U.S. Treasury Note	2.63	4/30/18	1,025
3,174	U.S. Treasury Note	2.63	8/15/20	3,399
3,063	U.S. Treasury Note	2.63	11/15/20	3,275

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$2,510	U.S. Treasury Note	2.75	11/30/16	$2,730
1,065	U.S. Treasury Note	2.75	12/31/17	1,161
808	U.S. Treasury Note	2.75	2/15/19	878
666	U.S. Treasury Note	2.88	1/31/13	689
2,367	U.S. Treasury Note	3.00	8/31/16	2,601
1,218	U.S. Treasury Note	3.00	9/30/16	1,339
1,229	U.S. Treasury Note	3.00	2/28/17	1,354
4,004	U.S. Treasury Note	3.13	4/30/13	4,185
2,052	U.S. Treasury Note	3.13	8/31/13	2,163
2,427	U.S. Treasury Note	3.13	1/31/17	2,689
1,382	U.S. Treasury Note	3.13	4/30/17	1,533
2,754	U.S. Treasury Note	3.13	5/15/19	3,068
2,234	U.S. Treasury Note	3.13	5/15/21	2,480
1,023	U.S. Treasury Note	3.25	5/31/16	1,135
1,335	U.S. Treasury Note	3.25	6/30/16	1,482
349	U.S. Treasury Note	3.25	7/31/16	388
1,325	U.S. Treasury Note	3.25	12/31/16	1,476
1,187	U.S. Treasury Note	3.25	3/31/17	1,324
3,875	U.S. Treasury Note	3.38	6/30/13	4,085
2,426	U.S. Treasury Note	3.38	11/15/19	2,751
740	U.S. Treasury Note	3.50	5/31/13	779
1,449	U.S. Treasury Note	3.50	2/15/18	1,646
2,391	U.S. Treasury Note	3.50	5/15/20	2,738
2,009	U.S. Treasury Note	3.63	8/15/19	2,313
2,540	U.S. Treasury Note	3.63	2/15/20	2,932
3,794	U.S. Treasury Note	3.63	2/15/21	4,383
1,974	U.S. Treasury Note	3.75	11/15/18	2,284
457	U.S. Treasury Note	3.88	2/15/13	480
1,165	U.S. Treasury Note	3.88	5/15/18	1,353
523	U.S. Treasury Note	4.00	11/15/12	545
279	U.S. Treasury Note	4.00	2/15/14	303
2,200	U.S. Treasury Note	4.00	8/15/18	2,578
961	U.S. Treasury Note	4.13	5/15/15	1,083
2,445	U.S. Treasury Note	4.25	8/15/13	2,625
2,170	U.S. Treasury Note	4.25	11/15/13	2,350
4,583	U.S. Treasury Note	4.25	8/15/14	5,084
2,573	U.S. Treasury Note	4.25	11/15/14	2,874
1,077	U.S. Treasury Note	4.25	8/15/15	1,224
1,019	U.S. Treasury Note	4.25	11/15/17	1,202
1,032	U.S. Treasury Note	4.50	11/15/15	1,190
1,343	U.S. Treasury Note	4.50	2/15/16	1,556
1,564	U.S. Treasury Note	4.63	11/15/16	1,847
2,718	U.S. Treasury Note	4.75	5/15/14	3,026
981	U.S. Treasury Note	4.75	8/15/17	1,181
537	U.S. Treasury Note	8.88	2/15/19	817
	Total U.S. Treasury Obligations			217,102
	U.S. Government Agency Securities — 14.63%
350	Fannie Mae, Callable 3/6/12 @ 100.00	0.60	3/6/14	349
700	Fannie Mae	0.75	12/18/13	703
200	Fannie Mae, Callable 3/12/12 @ 100.00	0.85	9/12/14	199
2,244	Fannie Mae	1.05	10/22/13	2,268
200	Fannie Mae, Callable 10/29/11 @ 100.00	1.11	4/29/14	200
350	Fannie Mae	1.25	9/28/16	349
1,657	Fannie Mae	1.63	10/26/15	1,699
271	Fannie Mae	2.63	11/20/14	287
2,090	Fannie Mae	2.75	2/5/14	2,199
600	Fannie Mae	2.75	3/13/14	632
430	Fannie Mae (a)	3.72	10/9/19	327
695	Fannie Mae	3.88	7/12/13	738
630	Fannie Mae	4.38	3/15/13	666
2,110	Fannie Mae	5.00	3/15/16	2,464

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$30	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	$33
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	173
680	Fannie Mae	7.25	5/15/30	1,061
100	Fannie Mae, Series 1, Callable 3/6/12 @ 100.00	0.50	9/6/13	100
500	Fannie Mae, Series 2, Callable 3/28/12 @ 100.00	1.50	3/28/14	503
100	Federal Farm Credit Bank, Callable 10/17/11 @ 100.00	0.48	3/13/13	100
200	Federal Farm Credit Bank, Callable 10/7/11 @ 100.00	1.10	7/7/14	200
1,066	Federal Farm Credit Bank	1.38	6/25/13	1,085
1,300	Federal Home Loan Bank	2.38	3/14/14	1,358
190	Federal Home Loan Bank	2.75	3/13/15	203
1,300	Federal Home Loan Bank	3.63	5/29/13	1,370
1,250	Federal Home Loan Bank	3.63	10/18/13	1,330
450	Federal Home Loan Bank, Callable 1/13/12 @ 100.00	4.00	1/13/21	453
880	Federal Home Loan Bank	5.25	12/11/20	1,071
120	Federal Home Loan Bank	5.50	7/15/36	155
250	Federal Home Loan Bank, Series 1, Callable 12/9/11 @ 100.00	2.00	12/9/14	251
800	Federal Home Loan Bank, Series 656	5.38	5/18/16	949
300	Freddie Mac, Callable 11/23/11 @ 100.00	0.50	8/23/13	299
750	Freddie Mac, Callable 1/18/12 @ 100.00	1.13	7/18/14	752
500	Freddie Mac, Callable 1/25/12 @ 100.00	1.20	7/25/14	501
250	Freddie Mac, Callable 12/2/11 @ 100.00	1.30	6/2/14	250
200	Freddie Mac, Callable 10/18/11 @ 100.00	1.38	10/18/13	200
1,500	Freddie Mac	1.63	4/15/13	1,529
300	Freddie Mac, Callable 10/28/11 @ 100.00	1.65	4/28/14	300
600	Freddie Mac, Callable 11/23/11 @ 100.00	1.75	11/23/15	601
1,267	Freddie Mac	2.88	2/9/15	1,355
700	Freddie Mac	3.75	3/27/19	791
1,398	Freddie Mac	4.13	9/27/13	1,501
1,510	Freddie Mac	4.50	1/15/13	1,591
353	Freddie Mac	4.50	7/15/13	379
2,196	Freddie Mac	5.25	4/18/16	2,592
300	Freddie Mac, MTN, Callable 12/9/11 @ 100.00	1.60	9/9/16	299
200	Freddie Mac, MTN, Callable 6/29/12 @ 100.00	2.00	6/29/16	201
506	Tennessee Valley Authority	4.70	7/15/33	595
135	Tennessee Valley Authority	5.25	9/15/39	173
190	Tennessee Valley Authority	6.15	1/15/38	274
	Total U.S. Government Agency Securities			37,658
	Corporate Bonds — 0.25%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	290
350	US Central Federal Credit Union (Diversified Financial Services)	1.90	10/19/12	356
	Total Corporate Bonds			646
	Total Investments (cost $243,448) — 99.23%			255,406
	Other assets in excess of liabilities — 0.77%			1,972
	Net Assets — 100.00%			$257,378

(a)	Rate disclosed represents effective yield at purchase.

MTN – Medium Term Note

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 72.86%
$1,301	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,294
2,493	ABB Treasury Center (USA), Inc. (Thrifts & Mortgage Finance) (a)	4.00	6/15/21	2,507
59	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	65
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	725
1,504	AT&T, Inc. (Diversified Telecommunication Services)	4.95	1/15/13	1,575
856	AT&T, Inc. (Diversified Telecommunication Services)	5.10	9/15/14	940
2,062	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	2,220
1,175	AT&T, Inc. (Diversified Telecommunication Services)	6.45	6/15/34	1,352
1,505	Aviation Capital Group (Transportation Infrastructure) (a)	6.75	4/6/21	1,448
2,690	Aviation Capital Group (Transportation Infrastructure) (a)	7.13	10/15/20	2,666
2,242	Baker Hughes, Inc. (Oil, Gas & Consumable Fuels)	5.13	9/15/40	2,567
4,327	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	4,549
1,915	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	1,877
1,787	CC Holdings GS V LLC (Wireless Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	1,903
1,793	Cellco Partnership/Verizon Wireless Capital LLC (Diversified Telecommunication Services)	5.55	2/1/14	1,962
2,755	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	2,553
1,850	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,133
2,070	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	2,388
990	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	1,060
3,171	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	3,483
1,114	Comcast Corp. (Media)	6.45	3/15/37	1,281
1,888	Daimler Finance North America LLC (Automobiles) (a)	3.88	9/15/21	1,842
3,169	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,334
1,040	Dominion Resources, Inc. (Electric Utilities)	1.95	8/15/16	1,035
774	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	871
1,670	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	1,707
1,126	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	1,053
1,574	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	1,618
2,372	ERAC USA Finance Co. (Specialty Retail) (a)	5.25	10/1/20	2,598
658	ERAC USA Finance Co. (Specialty Retail) (a)	5.60	5/1/15	730
2,275	Exelon Generation Co. LLC (Electric Utilities)	6.20	10/1/17	2,565
1,326	Family Dollar Stores, Inc. (Specialty Retail)	5.00	2/1/21	1,299
4,391	General Electric Co. (Industrial Conglomerates)	5.00	2/1/13	4,599
1,309	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,454
1,989	GlaxoSmithKline Capital, Inc. (Pharmaceuticals)	4.85	5/15/13	2,122
3,223	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	3,479
3,479	Hewlett-Packard Co. (Computers & Peripherals)	4.38	9/15/21	3,534
1,541	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,552
5,161	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	5,548
1,877	Jefferies Group, Inc. (Capital Markets)	8.50	7/15/19	2,088
4,871	JPMorgan Chase & Co. (Diversified Financial Services)	4.40	7/22/20	4,928
605	Juniper Networks, Inc. (IT Services)	3.10	3/15/16	619
673	Juniper Networks, Inc. (IT Services)	4.60	3/15/21	692
1,158	Kellogg Co. (Food Products)	4.25	3/6/13	1,210
2,026	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	2,477
3,379	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	3,732
672	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	696
1,519	MassMutual Global Funding LLC (Capital Markets) (a)	2.30	9/28/15	1,525
1,109	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	1,328
2,255	NBCUniversal Media LLC (Media)	5.95	4/1/41	2,509
1,624	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	1,835
3,091	Northern Trust Corp. (Diversified Financial Services)	4.63	5/1/14	3,332
2,927	PACCAR Financial Corp., MTN (Diversified Financial Services)	1.55	9/29/14	2,925
1,057	Public Service Co. of Colorado, Series 17 (Electric Utilities)	6.25	9/1/37	1,418
1,051	Roche Holdings, Inc. (Pharmaceuticals) (a)	7.00	3/1/39	1,503
1,191	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.85	7/15/18	1,251
661	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	733
1,392	Stryker Corp. (Health Care Equipment & Supplies)	2.00	9/30/16	1,399
2,153	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	2,215
4,046	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	4,367
1,914	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	2,345
1,179	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	1,465
743	The Kroger Co. (Food & Staples Retailing)	5.50	2/1/13	782
See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$878	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	$993
1,860	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	1,862
639	The Progressive Corp. (Real Estate Investment Trusts)	3.75	8/23/21	652
975	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	989
3,968	Time Warner Cable, Inc. (Media)	5.85	5/1/17	4,409
2,025	Time Warner Cable, Inc. (Media)	8.25	2/14/14	2,302
780	Time Warner, Inc. (Media)	6.20	3/15/40	860
1,530	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	1,605
1,764	United Technologies Corp. (Aerospace & Defense)	5.70	4/15/40	2,151
1,342	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.25	4/15/13	1,427
522	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	596
1,019	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	1,196
631	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	837
2,935	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	2,912
790	Wisconsin Power & Light Co. (Electric Utilities)	6.38	8/15/37	1,044
	Total Corporate Bonds			152,697
	Yankee Dollars — 22.56%
1,422	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	1,434
1,984	Bank of Nova Scotia (Commercial Banks)	2.38	12/17/13	2,040
2,404	Bank of Nova Scotia (Commercial Banks)	3.40	1/22/15	2,530
1,797	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	1,942
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,765
1,547	British Telecommunications PLC (Communications Equipment)	5.95	1/15/18	1,720
2,822	Ensco PLC (Oil, Gas & Consumable Fuels)	4.70	3/15/21	2,876
1,826	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	1,738
1,433	HSBC Bank PLC (Commercial Banks) (a)	3.10	5/24/16	1,425
2,436	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	2,472
4,120	Kinross Gold Corp. (Metals & Mining) (a)	5.13	9/1/21	4,087
2,213	Schlumberger Investment SA (Oil, Gas & Consumable Fuels) Callable 6/14/21 @ 100.00 (a)	3.30	9/14/21	2,215
1,458	Shell International Finance BV (Energy Equipment & Services)	5.50	3/25/40	1,813
1,229	Shell International Finance BV (Energy Equipment & Services)	6.38	12/15/38	1,675
1,207	Siemens Financieringsmaatschappij NV (Industrial Conglomerates) (a)	6.13	8/17/26	1,480
55	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	58
1,738	Teva Pharmaceutical Finance II/III LLC (Pharmaceuticals)	3.00	6/15/15	1,822
1,106	The Toronto-Dominion Bank (Diversified Financial Services)	2.50	7/14/16	1,135
1,531	Total Capital SA (Oil, Gas & Consumable Fuels)	3.00	6/24/15	1,618
1,130	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	1,390
1,716	Veolia Environnement (Multi-Utilities)	6.00	6/1/18	1,901
734	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	747
1,094	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	1,147
1,223	Wesfarmers Ltd. (Industrial Conglomerates) (a)	7.00	4/10/13	1,314
4,774	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	4,932
	Total Yankee Dollars			47,276
	Mutual Fund — 3.66%
7,677	SSgA U.S. Government Money Market (b)	0.00		7,677
	Total Mutual Fund			7,677
	Total Investments (cost $201,366) — 99.08%			207,650
	Other assets in excess of liabilities — 0.92%			1,925
	Net Assets — 100.00%			$209,575

(a)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted as to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(b)	The rate disclosed is the rate in effect on September 30, 2011.

MTN – Medium Term Note

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 107.68%
$6,300	Fannie Mae, 15 YR TBA	3.50	10/25/26	$6,578
700	Fannie Mae, 15 YR TBA	4.00	10/25/25	738
6,600	Fannie Mae, 15 YR TBA	4.50	10/25/26	7,022
3,900	Fannie Mae, 15 YR TBA	5.00	10/25/26	4,191
2,500	Fannie Mae, 30 YR TBA	3.50	10/25/41	2,568
12,902	Fannie Mae, Pool #190405	4.00	10/1/40	13,530
4,820	Fannie Mae, Pool #256843	5.50	8/1/37	5,244
288	Fannie Mae, Pool #256846	5.50	8/1/22	312
659	Fannie Mae, Pool #545400	5.50	1/1/17	715
209	Fannie Mae, Pool #545900	5.50	7/1/17	227
362	Fannie Mae, Pool #625938	5.50	3/1/17	393
27	Fannie Mae, Pool #630942	5.50	2/1/17	29
7,935	Fannie Mae, Pool #725228	6.00	3/1/34	8,810
514	Fannie Mae, Pool #888596	6.50	7/1/37	570
7,328	Fannie Mae, Pool #889117	5.00	10/1/35	7,923
2,334	Fannie Mae, Pool #889984	6.50	10/1/38	2,588
10,832	Fannie Mae, Pool #890221	5.50	12/1/33	11,848
234	Fannie Mae, Pool #909662	5.50	2/1/22	254
298	Fannie Mae, Pool #949500	5.50	9/1/22	324
10,498	Fannie Mae, Pool #959451	6.00	12/1/37	11,539
434	Fannie Mae, Pool #995182	5.50	6/1/20	472
1,537	Fannie Mae, Pool #AB3192	4.50	6/1/41	1,633
11,200	Fannie Mae, Pool #AD0527	5.50	6/1/39	12,186
2,548	Fannie Mae, Pool #AE0442	6.50	1/1/39	2,836
1,548	Fannie Mae, Pool #AH5859	4.00	2/1/41	1,625
8,155	Fannie Mae, Pool #AH5988	5.00	3/1/41	8,787
8,459	Fannie Mae, Pool #AH6242	4.00	4/1/26	8,933
14,994	Fannie Mae, Pool #AH7521	4.50	3/1/41	15,927
2,900	Fannie Mae, Pool #AH9055	4.50	4/1/41	3,081
1,950	Fannie Mae, Pool #AI4815	4.50	6/1/41	2,071
1,568	Fannie Mae, Pool #AI6016	4.00	7/1/41	1,645
1,795	Fannie Mae, Pool #AL0583	6.50	10/1/39	1,977
385	Fannie Mae, Pool #AL0725	5.50	6/1/24	418
1,600	Freddie Mac, Gold 30 YR TBA	4.00	10/15/41	1,674
7,400	Freddie Mac, Gold 30 YR TBA	5.00	10/15/40	7,934
1,800	Freddie Mac, Gold 30 YR TBA	5.50	10/15/40	1,947
1,700	Freddie Mac, Gold 30 YR TBA	6.00	10/15/40	1,862
5,354	Freddie Mac, Pool #1B7911 (a)	2.70	12/1/40	5,532
7,062	Freddie Mac, Pool #A96286	4.00	1/1/41	7,404
1,691	Freddie Mac, Pool #A97495	4.50	3/1/41	1,792
17,610	Freddie Mac, Pool #A97692	4.50	3/1/41	18,643
5,129	Freddie Mac, Pool #C01598	5.00	8/1/33	5,530
7,031	Freddie Mac, Pool #G01665	5.50	3/1/34	7,661
4,544	Freddie Mac, Pool #G02794	6.00	5/1/37	5,001
1,100	Government National Mortgage Association, 30 YR TBA	4.00	10/20/40	1,176
4,600	Government National Mortgage Association, 30 YR TBA	4.00	10/15/41	4,919
400	Government National Mortgage Association, 30 YR TBA	4.50	10/15/41	435
3,800	Government National Mortgage Association, 30 YR TBA	5.00	10/15/41	4,173
6,800	Government National Mortgage Association, 30 YR TBA	5.00	10/20/41	7,468
2,700	Government National Mortgage Association, 30 YR TBA	5.50	10/20/41	2,989
1,600	Government National Mortgage Association, 30 YR TBA	6.00	10/20/41	1,782
6,791	Government National Mortgage Association, Pool #4801	4.50	9/20/40	7,372
1,725	Government National Mortgage Association, Pool #510835	5.50	2/15/35	1,913
576	Government National Mortgage Association, Pool #658181	5.50	11/15/36	638
11	Government National Mortgage Association, Pool #690789	6.50	5/15/38	13
823	Government National Mortgage Association, Pool #694642	6.50	8/15/38	936
162	Government National Mortgage Association, Pool #695773	6.50	11/15/38	184
598	Government National Mortgage Association, Pool #699237	6.50	9/15/38	680
4,999	Government National Mortgage Association, Pool #717148	4.50	5/15/39	5,453
4,099	Government National Mortgage Association, Pool #721760	4.50	8/15/40	4,471
1,806	Government National Mortgage Association, Pool #781959	6.00	7/15/35	2,009

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,331	Government National Mortgage Association, Pool #782523	5.00	11/15/35	$1,466
	Total U.S. Government Agency Mortgages			260,051
	U.S. Treasury Obligation — 7.04%
17,000	U.S. Treasury Bills (b)(c)	0.00	11/17/11	17,000
	Total U.S. Treasury Obligation			17,000
	Asset Backed Security — 0.90%
2,000	Citibank Omni Master Trust, Series 2009-A17, Class A17 (d)	4.90	11/15/18	2,178
	Total Asset Backed Security			2,178
	Collateralized Mortgage Obligations — 7.70%
860	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.96	5/10/45	704
1,345	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (a)	5.82	4/10/49	1,438
900	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM (a)	5.57	1/15/46	837
1,240	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	1,247
1,310	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	1,424
860	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	748
1,745	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	1,859
690	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	711
1,110	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	1,149
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	101
860	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.02	11/12/16	905
2,300	Merrill Lynch/Countrywide Commercial Mortgage Trust., Series 2007-9, Class A4	5.70	9/12/17	2,372
1,745	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,871
1,310	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.07	7/11/17	1,389
1,745	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (a)	6.10	7/15/17	1,838
	Total Collateralized Mortgage Obligations			18,593
	Total Investments Before TBA Sale Commitments (cost $292,708) — 123.32%			297,822
	TBA Sale Commitments (e) — (13.64)%
(4,500)	Fannie Mae, 30 YR TBA	4.00	10/25/41	(4,717)
(4,300)	Fannie Mae, 30 YR TBA	4.50	10/25/40	(4,561)
(200)	Fannie Mae, 30 YR TBA	5.00	10/25/40	(215)
(11,600)	Fannie Mae, 30 YR TBA	5.50	10/25/41	(12,588)
(9,600)	Fannie Mae, 30 YR TBA	6.00	10/25/41	(10,530)
(200)	Federal Home Loan Mortgage Corporation, Gold 30 YR TBA	4.50	10/15/40	(212)
(100)	Government National Mortgage Association, 30 YR TBA	6.00	10/15/41	(112)
	Total TBA Sale Commitments			(32,935)
	Liabilities in excess of other assets — (9.68)%			(23,385)
	Net Assets — 100.00%			$241,502

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2011.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted as to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(e)
Represents a "to-be-announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Portfolio of Investments).

TBA – Security is subject to delayed delivery.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2011.

Short Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(25)	U.S. Treasury 5 Year Note Future	$(3,062)	Jan-12	$2
	Net Unrealized Appreciation/(Depreciation)			$2

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 94.25%
	Alabama — 3.24%
$1,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100.00 (NATL-RE)	5.25	3/1/13	$1,021
	Arizona — 3.41%
1,000	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	1,072
	California — 7.57%
765	California State, GO	5.00	4/1/15	860
1,500	Los Angeles California Municipal Improvement Corp. Lease Revenue, Series C	3.00	9/1/12	1,523
				2,383
	Florida — 20.50%
1,250	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/12	1,292
1,000	Florida State Board of Education, Series B, GO, Callable 1/1/12 @ 101.00	5.38	1/1/14	1,022
1,250	Jacksonville Florida Special Revenue, Series C-1	4.00	10/1/13	1,326
500	JEA Florida Electric System Revenue, Series 3-D-1	3.00	10/1/14	531
735	Lakeland Florida Light & Water Revenue, Series C (AGM)	6.05	10/1/11	735
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,089
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	288
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	171
				6,454
	Illinois — 3.01%
500	Du Page & Will Counties Illinois Community School District No. 204, GO	5.25	12/30/12	506
400	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	440
				946
	Iowa — 3.80%
1,150	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100.00	5.25	8/1/13	1,197
	Kentucky — 5.18%
1,500	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	1,632
	Maryland — 1.05%
325	Maryland State Transportation Authority Grant & Revenue Anticipation	5.00	3/1/12	331
	Michigan — 12.56%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	441
650	Hamilton Michigan Community School District, GO (AGM, Q-SBLF)	5.00	5/1/12	666
1,500	Michigan State Trunk Line Revenue (NATL-RE, FGIC)	5.25	11/1/15	1,740
1,000	Michigan State, Series A, GO	4.00	11/1/16	1,106
				3,953
	Nebraska — 3.48%
1,000	Nebraska Public Power District Revenue, Series A (NATL-RE, FGIC)	5.00	1/1/14	1,094
	New York — 5.74%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,806
	Texas — 16.32%
735	Austin Texas Independent School District, Series A, GO	3.00	8/1/14	782
745	College Station Texas, GO	5.00	2/15/16	864
1,500	Mansfield Texas Independent School District, GO	4.00	2/15/13	1,573
1,285	Texas State University Systems Financing Revenue, Series A	4.00	3/15/14	1,388
500	Texas Tech University Revenue, Financing System, Series 9 (AMBAC)	5.00	2/15/13	531
				5,138
	Washington — 6.66%
1,250	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series S	5.00	7/1/15	1,439
650	Washington State, Series R-03-A, GO, Callable 1/1/12 @ 100.00 (NATL-RE)	5.00	1/1/14	657
				2,096
	Wisconsin — 1.73%
500	Milwaukee Wisconsin, Series B-6, GO, Callable 10/1/13 @ 100.00	5.00	10/1/14	543
	Total Municipal Bonds			29,666

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

Shares		Rate %	Value (000)
	Mutual Fund — 4.90%
1,543,075	SSgA Tax-Free Money Market Fund (a)	0.01	$1,543
	Total Mutual Fund		1,543
	Total Investments (cost $30,379) — 99.15%		31,209
	Other assets in excess of liabilities — 0.85%		267
	Net Assets — 100.00%		$31,476

(a)	The rate disclosed is the rate in effect on September 30, 2011.

AGM – Assured Guaranty Municipal Corporation
AMBAC – American Municipal Bond Assurance Corporation
FGIC – Financial Guaranty Insurance Company
GO – General Obligation
NATL-RE – Reinsurance provided by National Reinsurance
Q-SBLF – Qualified School Bond Loan Fund

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.91%
	Alabama — 3.49%
$2,350	Alabama State Public School & College Authority Revenue, Capital Improvement, Callable 12/1/17 @ 100.00	5.00	12/1/24	$2,594
2,500	Alabama State Public School & College Authority Revenue, Capital Improvement, Series B, Callable 5/1/13 @ 103.00	5.00	5/1/14	2,756
3,000	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/14	3,326
1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	1,792
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,790
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,227
				16,485
	Alaska — 0.55%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,597
	Arizona — 1.66%
620	Maricopa County Arizona Industrial Development Authority Multifamily Housing Revenue, Series A-1 (GNMA)	6.05	10/20/36	622
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	262
2,000	Pima County Arizona Sewer System Revenue, Callable 7/1/20 @ 100.00 (AGM)	5.00	7/1/23	2,246
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,058
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,632
				7,820
	Arkansas — 0.21%
515	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, Unrefunded (ADFA/ADED)	4.25	3/1/13	528
15	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, ETM (ADFA/ADED)	4.25	3/1/13	16
445	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	469
				1,013
	California — 19.11%
1,500	California Health Facilities Financing Authority Revenue, Sutter Health, Series B, Callable 8/15/20 @ 100.00	5.25	8/15/23	1,643
4,400	California State Department of Water Resources, Central Valley Project	5.25	7/1/22	4,408
5,950	California State Department of Water Resources, Power Supply Revenue, Series L	5.00	5/1/15	6,806
5,000	California State Economic Recovery, Series A, GO, Callable 7/1/19 @ 100.00	5.00	7/1/20	5,855
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,046
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,806
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,862
5,000	California State, GO	5.00	8/1/21	5,373
870	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	880
2,978	Knightsen School District Lease Certificates California, Flexfund Program (a)	4.75	12/1/27	2,929
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,984
4,200	Los Angeles California Harbor Department Revenue, Series B, AMT (NATL-RE, FGIC)	5.00	8/1/16	4,781
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,836
5,000	Sacramento County California Airport System Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/23	5,390
5,000	San Diego California Public Facilities Financing Authority, Sewer Revenue, Series A, Callable 5/15/19 @ 100.00	5.00	5/15/23	5,582
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	3,922
5,530	San Francisco California City & County Airports Commission International Terminal Revenue, Series E, Callable 5/1/19 @ 100.00	5.25	5/1/23	6,157
4,175	Southern California Public Power Authority, Canyon Power Project Revenue, Series A, Callable 1/1/20 @ 100.00	5.00	7/1/23	4,741
5,000	Southern California Public Power Authority, Windy Flats Project Revenue, Series 1, Callable 7/1/20 @ 100.00	5.00	7/1/23	5,628
2,500	Tuolumne Wind Project Authority California Revenue, Series A, Callable 1/1/19 @ 100.00	5.25	1/1/24	2,741
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,823
				90,193

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Colorado — 0.02%
$86	University of Colorado Registrants Participation Institutes	6.00	12/1/13	$89
	Delaware — 0.38%
1,730	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	1,805
	District of Columbia — 0.59%
425	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	425
2,000	District of Columbia Income Tax Secured Revenue, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/22	2,343
				2,768
	Florida — 13.52%
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,626
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,311
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,157
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,278
1,450	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,517
5,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/15	5,498
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,221
3,000	Florida State Board of Public Education, Capital Outlay, Series D, GO	5.00	6/1/17	3,413
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,280
2,680	Florida State Turnpike Authority Revenue, Department of Transportation, Series A	5.00	7/1/14	2,980
2,500	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/14	2,749
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/15	3,564
475	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	477
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,418
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,580
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,122
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,432
1,675	Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series A, Callable 10/1/20 @ 100.00	5.50	10/1/25	1,835
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,702
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,964
2,400	Orlando Florida Utilities Commission Utility System Revenue, Series C	5.00	10/1/14	2,682
				63,806
	Georgia — 2.45%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,363
2,500	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series A	5.00	9/1/16	2,953
1,250	Gwinnett County Georgia Development Authority Public School Project Certificates of Participation, Prerefunded 1/1/14 @ 100.00 (NATL-RE)	5.25	1/1/20	1,380
1,000	Municipal Electric Authority of Georgia Revenue, Series D, SUB, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,186
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,690
				11,572
	Hawaii — 1.49%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,856
185	Hawaii State Housing Finance & Development Corp. Single Family Mortgage Purchase Revenue, Series A, AMT (FNMA)	5.20	7/1/12	185
				7,041
	Idaho — 0.43%
1,675	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,702
330	Idaho Housing & Finance Association, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	332
				2,034
	Illinois — 3.87%
2,880	Chicago Illinois Increment Allocation Revenue (a)	7.46	2/15/26	2,881
2,500	Chicago Illinois, Series A, GO, Callable 1/1/15 @ 100.00 (AGM)	5.00	1/1/17	2,733
500	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	502
2,255	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,302
50	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers Facilities, Series A, Pre-refunded	5.70	7/1/12	52

See accompanying notes to Portfolio of Investments

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Illinois (continued)
$40	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers Facilities, Series A, Unrefunded	5.70	7/1/12	$40
1,125	Illinois Educational Facilities Authority Revenue (b)	5.55	7/1/14	984
380	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/14 @ 100.00 (c)	4.25	3/1/34	393
2,000	Illinois State Toll Highway Authority Toll Highway Revenue, Series A-1, Callable 1/1/20 @ 100.00	5.00	1/1/25	2,165
180	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	225
1,675	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/15	1,865
1,000	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	1,122
1,585	Railsplitter Tobacco Settlement Authority Illinois Revenue, Callable 6/1/21 @ 100.00	5.50	6/1/23	1,646
370	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	370
860	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	862
140	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (a)	5.90	2/1/14	140
				18,282
	Indiana — 1.33%
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,198
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,888
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,175
				6,261
	Louisiana — 0.58%
950	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	966
1,045	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,065
680	Louisiana Local Government Environmental Facilities Community Development Authority, Series A, Callable 12/1/12 @ 102.00 (AMBAC)	5.20	6/1/17	728
				2,759
	Maryland — 0.46%
1,250	Maryland State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, Callable 6/1/20 @ 100.00	5.38	6/1/25	1,257
825	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	911
				2,168
	Massachusetts — 4.66%
4,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series C	5.50	7/1/15	5,221
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,595
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,414
310	Massachusetts State Development Finance Agency Revenue, Series A, Callable 10/20/11 @ 105.00 (GNMA)	6.70	10/20/21	326
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,043
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,481
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,314
735	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F (AMBAC)	6.25	7/1/12	767
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,842
				22,003
	Michigan — 3.19%
4,000	Detroit Michigan Sewer Disposal System Revenue, Series C-1, Callable 7/1/19 @ 100.00	6.50	7/1/24	4,551
1,045	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,072
1,200	Kent Hospital Finance Authority Revenue, Spectrum Health Hospitals, Series A	5.00	11/15/16	1,368
285	Livonia Michigan Municipal Building Authority Revenue (AMBAC)	4.00	5/1/16	307
880	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	927
120	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	124
2,000	Michigan State, Series A, GO	5.00	11/1/19	2,344

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan (continued)
$1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE, FGIC)	5.00	12/1/22	$1,685
2,500	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT	5.00	12/1/14	2,675
				15,053
	Missouri — 1.65%
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,847
1,885	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	1,946
				7,793
	Nebraska — 0.07%
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.45	3/15/30	76
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.55	3/15/35	122
1,000	Nebraska Educational Financial Authority Revenue, Series A (d)(e)	5.50	3/15/25	160
				358
	Nevada — 0.52%
2,250	Clark County Nevada Airport Revenue System, Series D, Callable 1/1/20 @ 100.00	5.00	7/1/23	2,466
	New Jersey — 2.60%
7,155	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,573
2,500	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series N-1, Callable 9/1/15 @ 100.00 (NATL-RE)	5.00	9/1/18	2,755
500	New Jersey Economic Development Authority Revenue, Series A, Prerefunded 5/15/14 @ 100.00	6.38	4/1/31	574
1,250	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series B, Callable 12/15/15 @ 100.00 (NATL-RE, FGIC)	5.25	12/15/18	1,399
				12,301
	New York — 6.18%
1,435	Metropolitan Transportation Authority Revenue, Series A-2	5.00	11/15/16	1,648
2,000	Metropolitan Transportation Authority Revenue, Series G	5.00	11/15/17	2,322
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,799
5,000	New York City Transitional Finance Authority Revenue, Series B	5.00	11/1/17	6,022
2,500	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 3/15/21 @ 100.00	5.00	3/15/22	2,997
250	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	260
1,135	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,163
3,250	New York State, Series B, GO	5.00	8/1/17	3,838
1,250	New York State, Series E, GO	5.00	8/1/19	1,486
5,520	New York State, Series E, GO, Callable 8/1/19 @ 100.00	5.00	8/1/21	6,397
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (GO of Authority)	5.20	1/1/20	225
				29,157
	North Carolina — 0.60%
2,350	North Carolina Eastern Municipal Power Agency Power System Revenue, Series A	5.00	1/1/21	2,704
105	North Carolina Medical Care Community Revenue, Health Care, Series A (HUD)	4.65	10/1/14	110
				2,814
	Ohio — 3.60%
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,344
155	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (RADIAN)	5.00	6/1/12	157
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,213
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,955
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Callable 7/1/15 @ 100.00 (c)	4.95	7/1/37	274
2,205	Ohio State Water Development Authority Revenue, Fresh Water, Series B	5.00	6/1/16	2,589
1,000	Ohio State Water Development Authority Water Pollution Control Revenue, Water Quality, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/23	1,164
780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	788
600	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	517
				17,001

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Oklahoma — 0.05%
$225	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A, Callable 10/18/11 @ 103.00 (GNMA)	6.70	9/1/32	$232
	Pennsylvania — 6.48%
5	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT (GNMA)	5.75	5/1/33	5
2,525	Allegheny County Pennsylvania Sanitary Authority Sewer Revenue, Callable 12/1/20 @ 100.00 (AGM)	5.00	6/1/24	2,780
140	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	140
2,825	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	3,011
125	McKeesport Pennsylvania Area School District, ETM (AGM)	5.00	4/1/13	128
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,299
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,980
680	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	716
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,970
310	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.88	11/15/16	310
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph's University (RADIAN)	5.25	12/15/18	1,027
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (AGM)	5.25	11/15/15	1,015
2,500	Philadelphia Pennsylvania School District, Series C, GO (State Aid Withholding)	5.00	9/1/14	2,730
3,650	Philadelphia Pennsylvania Water & Wastewater Revenue, Series A	5.00	6/15/15	4,106
795	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	800
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B, Callable 11/15/14 @ 100.00	5.38	11/15/34	1,141
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,433
				30,591
	Puerto Rico — 3.08%
4,950	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC)	5.50	7/1/26	5,190
2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,675
6,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Callable 8/1/19 @ 100.00	5.50	8/1/23	6,671
				14,536
	South Carolina — 1.31%
1,930	Charleston South Carolina Waterworks & Sewer Revenue, Capital Improvement	5.13	1/1/15	2,210
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	3,964
				6,174
	South Dakota — 0.08%
340	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	382
	Tennessee — 0.84%
3,050	Memphis Tennessee Electric Systems Revenue, SUB	5.00	12/1/17	3,644
305	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	310
				3,954
	Texas — 7.66%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,002
1,000	Austin Texas Electricity Utility System Revenue, Series A, Callable 11/15/20 @ 100.00	5.00	11/15/24	1,140
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	959
4,260	Fort Worth Texas General Purpose, GO	5.00	3/1/15	4,864
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,775
3,275	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/16	3,813
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,231
3,000	Houston Texas Utility System Revenue, First Lien, Series D	5.00	11/15/19	3,616
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,870
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,436
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,996
2,065	Texas State College Student Loan, GO	5.00	8/1/16	2,440
				36,142

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Utah — 0.07%
$315	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	$316
	Virginia — 0.97%
1,000	Loudoun County Virginia, Series A, GO (State Aid Withholding)	5.00	7/1/14	1,121
3,050	Virginia Beach Development Authority Public Facility Revenue, Series A	5.00	5/1/15	3,478
				4,599
	Washington — 3.89%
3,000	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	3,357
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,867
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,271
1,720	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,854
1,875	King County Washington Sewer Revenue, Series B	5.00	1/1/17	2,213
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,159
455	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A (GNMA)	6.35	8/20/39	469
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,171
				18,361
	Wisconsin — 1.27%
2,820	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital (FHA)	5.60	7/15/22	2,898
2,625	Wisconsin State, Series 1, GO	5.00	5/1/17	3,120
				6,018
	Total Municipal Bonds			466,944
	Corporate Bond — 0.0%
	Diversified Financial Services — 0.0%
3,939	ASC Equipment (a)(e)(f)	5.13	3/1/08	—
	Total Corporate Bond			—
	Time Deposit — 0.34%
1,597	State Street Liquidity Management Control System Time Deposit	0.01	10/3/11	1,597
	Total Time Deposit			1,597
	Total Investments (cost $450,510) — 99.25%			468,541
	Other assets in excess of liabilities — 0.75%			3,519
	Net Assets — 100.00%			$472,060

Amounts designated as " - " are $0 or have been rounded to $0.
(a)	These securities have been deemed illiquid by the Specialist Manager and represent 1.33% of the Portfolio's net assets.
(b)	Zero Coupon Security. Effective rate shown is as of September 30, 2011.
(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2011. The maturity date represents actual maturity date.
(d)	Issuer has defaulted on the payment of interest. The securities have been deemed illiquid and represent 0.08% of the Portfolio.
(e)	Escrow security due to bankruptcy.
(f)	Issuer has defaulted on the payment of principal and interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.07% of the Portfolio.

ADFA/ADED  – Arkansas Development Finance Authority / Arkansas Department of Economic Development
AGM – Assured Guaranty Municipal Corporation
AMBAC  – American Municipal Bond Assurance Corporation
AMT  – Alternative Minimum Tax
ETM  – Escrowed to Maturity
FGIC – Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corp.
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
GO – General Obligation
GTY – Guaranty
HUD – Housing and Urban Development
MBIA – Municipal Bond Insurance Association

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

MBIA-IBC – MBIA Insured Bond Certificate
NATL-RE  – Reinsurance provided by National Reinsurance
PSF-GTD – Permanent School Fund Guaranteed
RADIAN – Radian Group, Inc.
SONYMA – State of New York Mortgage Agency
SUB – Subordinate Bond
XLCA – XL Capital Assurance, Inc.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.55%
	Alabama — 8.05%
$2,000	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$2,403
1,000	Alexander City, Series A, GO (Assured GTY)	5.00	5/1/18	1,149
1,015	Foley Utilities Board Utilities Revenue	3.00	11/1/13	1,054
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,133
				5,739
	Arizona — 0.22%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	159
	California — 3.98%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	1,166
1,500	Los Angeles California Unified School District, Series A-2, GO, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,667
				2,833
	Florida — 18.82%
1,100	Broward County Airport System Revenue, Series L (AMBAC)	5.00	10/1/13	1,177
1,740	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/13	1,848
2,050	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	2,411
875	Jacksonville Florida Special Revenue, Series A	5.00	10/1/15	1,001
1,650	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	1,893
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	981
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,194
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,168
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,740
				13,413
	Hawaii — 2.48%
1,500	Honolulu City & County Hawaii, Series B, GO, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,766
	Illinois — 4.37%
2,000	Cook County Illinois, Series B, GO, Callable 11/15/13 @ 100.00 (NATL-RE)	5.25	11/15/16	2,164
550	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	605
320	Northbrook Illinois, GO	3.00	12/1/15	344
				3,113
	Kentucky — 1.57%
1,005	Kentucky State Property & Buildings Commission Revenues	5.00	8/1/14	1,115
	Maine — 2.29%
1,500	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	9/1/14	1,633
	Maryland — 3.09%
1,830	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	2,204
	Massachusetts — 3.49%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,487
	Michigan — 1.65%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,173
	Nevada — 1.53%
1,000	Nevada State, Capital Improvement, Series A, GO, Callable 2/1/15 @ 100.00	5.00	2/1/19	1,092
	New York — 6.35%
2,745	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	3,328
1,025	New York City Transitional Finance Authority Revenue, Sub Series E	5.00	11/1/15	1,195
				4,523
	Ohio — 3.31%
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,160
1,000	Ohio State, Series B, GO	5.00	9/15/17	1,196
				2,356
	Oklahoma — 3.90%
2,350	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	2,782
	Pennsylvania — 3.00%
1,750	Pennsylvania State, Series A, GO	5.00	5/1/20	2,141

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (concluded) - September 30, 2011 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	South Carolina — 3.46%
$1,100	Richland County School District No. 2, Series A, GO, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	$1,313
640	South Carolina State Public Service Authority Revenue, Series D, Callable 1/1/13 @ 100.00 (AGM)	5.25	1/1/14	679
230	South Carolina State Public Service Authority Revenue, Series D, Prerefunded 1/1/13 @ 100.00 (AGM)	5.25	1/1/14	244
215	South Carolina State Public Service Authority Revenue, Series D, Prerefunded 1/1/13 @ 100.00 (AGM)	5.25	1/1/14	228
				2,464
	Texas — 8.61%
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,487
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,685
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,110
750	Webb County Texas, GO	4.50	2/15/19	856
				6,138
	Utah — 1.63%
1,050	Intermountain Power Agency Power Supply Revenue, Series A, Callable 7/1/14 @ 100.00	5.00	7/1/16	1,159
	Washington — 14.03%
2,000	King County Washington Sewer Revenue	5.00	1/1/20	2,397
1,000	King County Washington, GO	5.25	1/1/23	1,239
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,847
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,763
2,300	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,751
				9,997
	Wisconsin — 2.72%
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE, FGIC)	4.75	4/1/21	1,361
500	Wisconsin State, Series C, GO	5.00	5/1/15	574
				1,935
	Total Municipal Bonds			70,222
	Mutual Fund — 0.47%
335,036	SSgA Tax-Free Money Market Fund (a)	0.01		335

	Total Mutual Fund			335
	Total Investments (cost $68,185) — 99.02%			70,557
	Other assets in excess of liabilities — 0.98%			700
	Net Assets — 100.00%			$71,257

(a)	The rate disclosed is the rate in effect on September 30, 2011.

AGM – Assured Guaranty Municipal Corporation
AMBAC – American Municipal Bond Assurance Corporation
FGIC – Financial Guaranty Insurance Company
GO – General Obligation
GTY – Guaranty
NATL-RE – Reinsurance provided by National Reinsurance
SCSDE – Insured by South Carolina School Discount Enhancement

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
Notes to Portfolios of Investments – September 30, 2011 (Unaudited)

1.           DESCRIPTION.  HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of September 30, 2011, the Trust offered nineteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (formerly known as the Commodity Related Securities Portfolio) (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio”) (each a “Portfolio” and collectively the “Portfolios”).

           Each Portfolio is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of September 30, 2011, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio and Commodity Portfolio, are diversified portfolios under the 1940 Act. The Real Estate Portfolio and Commodity Portfolio are non-diversified portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Portfolio Valuation. The Portfolios are valued at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The net asset value ("NAV") per share for each Portfolio is calculated separately for each share class by adding the total value of the investments and other assets attributable to each class of shares of the Portfolio, subtracting the liabilities attributable to that share class and then dividing that figure by the number of outstanding shares of that share class."

HC CAPITAL TRUST
Notes to Portfolios of Investments (continued) – September 30, 2011 (Unaudited)

    B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for a security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

   The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation, and are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales on such exchange, the security is valued at the mean of the bid and asking price and typically categorized as Level 2 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily NAV and are typically categorized as Level 1 in the fair value hierarchy.

Fixed-Income Securities (Corporate, Municipal, and Global Bonds and U.S. Government and Agency Securities): Fixed-income securities are valued using various inputs including benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for “Fixed-Income Securities,” asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST
Notes to Portfolios of Investments (continued) – September 30, 2011 (Unaudited)

Short-Term Obligations: Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details, and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of September 30, 2011 (amounts in thousands):

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks1	$494,121	$-	$-	$494,121
U.S. Treasury Obligations	-	189	-	189
Time Deposit	-	3,082	-	3,082
Mutual Fund	3,465	-	-	3,465
Total Investments	$497,586	$3,271	$-	$500,857
Other Financial Instruments2
Futures	$(109)	$-	$-	$(109)

Institutional Value Portfolio
Common Stocks1	$698,076	$-	$-	$698,076
Corporate Bonds1	-	7,513	-	7,513
Asset Backed Securities	-	2,738	-	2,738
Collateralized Mortgage Obligations	-	20,422	-	20,422
Certificate of Deposit	-	486	-	486
Global Bonds3	-	4,717	-	4,717
Municipal Bonds4	-	1,558	-	1,558
U.S. Government Agency Mortgages	-	15,458	-	15,458
U.S. Treasury Obligations	-	17,012	-	17,012
Yankee Dollars1	-	7,535	-	7,535
Time Deposit	-	5,120	-	5,120
Mutual Funds	12,880	-	-	12,880
Put Option Purchased	1	-	-	1
Repurchase Agreement	-	2,300	-	2,300
Total Investments	$710,957	$84,859	$-	$795,816
TBA Sale Commitment	$-	$(6,365)	$-	$(6,365)
Other Financial Instruments2
Futures	$(2,531)	$-	$-	$(2,531)
Currency Contracts	-	108	-	108
Written Options	-	(7)	-	(7)
Swaps	-	(1,710)	-	(1,710)

Growth Portfolio
Common Stocks1	$639,889	$-	$-	$639,889
U.S. Treasury Obligations	-	102	-	102
Time Deposit	-	16,225	-	16,225
Mutual Fund	619	-	-	619
Total Investments	$640,508	$16,327	$-	$656,835
Other Financial Instruments2
Futures	$(37)	$-	$-	$(37)

HC CAPITAL TRUST
Notes to Portfolios of Investments (continued) – September 30, 2011 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional Growth Portfolio
Common Stocks1	$765,236	$-	$-	$765,236
Corporate Bonds1	-	11,046	-	11,046
Asset Backed Securities	-	3,516	-	3,516
Collateralized Mortgage Obligations	-	31,147	-	31,147
Certificate of Deposit	-	680	-	680
Global Bonds3	-	10,568	-	10,568
Municipal Bonds4	-	1,970	-	1,970
U.S. Government Agency Mortgages	-	26,820	-	26,820
U.S. Treasury Obligations	-	58,722	-	58,722
Yankee Dollars1	-	8,759	-	8,759
Time Deposit	-	14,775	-	14,775
Mutual Funds	4,595	-	-	4,595
Put Option Purchased	3	-	-	3
Repurchase Agreement	-	4,700	-	4,700
Total Investments	$769,834	$172,703	$-	$942,537
TBA Sale Commitments	$-	$(6,913)	$-	$(6,913)
Other Financial Instruments2
Futures	$(4,331)	$-	$-	$(4,331)
Currency Contracts	-	480	-	480
Written Options	-	(9)	-	(9)
Swaps	-	(1,550)	-	(1,550)

Small Cap Portfolio
Common Stocks1	$105,586	$-	$-	$105,586
Preferred Stock1	28	-	-	28
Rights	-	-	-	-
Warrant	-	-	-	-
U.S. Treasury Obligations	-	80	-	80
Time Deposit	-	1,754	-	1,754
Mutual Fund	472	-	-	472
Total Investments	$106,086	$1,834	$-	$107,920
Other Financial Instruments2
Futures	$(39)	$-	$-	$(39)

Institutional Small Cap Portfolio
Common Stocks1	$151,725	$-	$-	$151,725
Preferred Stock1	23	-	-	23
Rights	-	-	-	-
U.S. Treasury Obligations	-	207	-	207
Time Deposit	-	3,446	-	3,446
Mutual Funds	2,164	-	-	2,164
Total Investments	$153,912	$3,653	$-	$157,565
Other Financial Instruments2
Futures	$(84)	$-	$-	$(84)

HC CAPITAL TRUST
Notes to Portfolios of Investments (continued) – September 30, 2011 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Real Estate Portfolio
Common Stocks1,5	$117,856	$3,250	$-	$121,106
Time Deposit	-	2,903	-	2,903
Total Investments	$117,856	$6,153	$-	$124,009

Commodity Portfolio
Common Stocks1,6	$156,545	$105,432	$-	$261,977
Preferred Stocks1	6,721	-	-	6,721
Corporate Bonds1	-	8,997	-	8,997
Asset Backed Securities	-	5,257	-	5,257
Collateralized Mortgage Obligations	-	8,833	-	8,833
Certificate of Deposit	-	900	-	900
U.S. Government Agency Securities	-	10,695	-	10,695
U.S. Treasury Obligations	-	30,094	-	30,094
Yankee Dollars3	-	4,117	-	4,117
Mutual Fund	5,229	-	-	5,229
Time Deposit	-	6,641	-	6,641
Call Options Purchased	30	-	-	30
Put Options Purchased	90	-	-	90
Repurchase Agreements	-	68,500	-	68,500
Total Investments	$168,615	$249,466	$-	$418,081
Other Financial Instruments2
Futures	$(7,127)	$-	$-	$(7,127)
Currency Contracts	-	(244)	-	(244)
Written Options	-	(187)	-	(187)
Swaps	-	(3,007)	-	(3,007)

International Portfolio
Common Stocks1,6	$77,424	$894,601	$-	$972,025
Time Deposit	-	33,170	-	33,170
Total Investments	$77,424	$927,771	$-	$1,005,195
Other Financial Instruments2
Currency Contracts	$-	$380	$-	$380

Institutional International Portfolio
Common Stocks1,6	$62,934	$1,436,609	$-	$1,499,543
Time Deposit	-	99,304	-	99,304
Total Investments	$62,934	$1,535,913	$-	$1,598,847
Other Financial Instruments2
Currency Contracts	$-	$470	$-	$470

Emerging Markets Portfolio
Common Stocks1,6	$112,906	$312,544	$-	$425,450
Preferred Stocks1	9,016	2,075	-	11,091
Time Deposit	-	66,844	-	66,844
Mutual Funds	27,773	-	-	27,773
Total Investments	$149,695	$381,463	$-	$531,158
Other Financial Instruments2
Futures	$(103)	$-	$-	$(103)
Currency Contracts	-	(479)	-	(479)

HC CAPITAL TRUST
Notes to Portfolios of Investments (continued) – September 30, 2011 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Core Fixed Income Portfolio
Asset Backed Security	$-	$283	$-	$283
Collateralized Mortgage Obligations	-	2,318	-	2,318
U.S. Government Agency Mortgages	-	36,627	-	36,627
U.S. Government Agency Securities	-	4,669	-	4,669
Corporate Bonds1	-	25,138	-	25,138
U.S. Treasury Obligations	-	32,272	-	32,272
Yankee Dollars1	-	7,244	-	7,244
Time Deposit	-	2,263	-	2,263
Mutual Fund	1,688	-	-	1,688
Total Investments	$1,688	$110,814	$-	$112,502
TBA Sale Commitments	$-	$(4,641)	$-	$(4,641)

Fixed Income Opportunity Portfolio
Corporate Bonds1	$-	$343,879	$-	$343,879
Yankee Dollars1	-	55,041	-	55,041
Common/Preferred Stocks and Rights1	6,335	-	-	6,335
Time Deposit	-	96,595	-	96,595
Total Investments	$6,335	$495,515	$-	$501,850

U.S. Government Fixed Income Portfolio
U.S. Treasury Obligations	$-	$217,102	$-	$217,102
U.S. Government Agency Securities	-	37,658	-	37,658
Corporate Bonds1	-	646	-	646
Total Investments	$-	$255,406	$-	$255,406

U.S. Corporate Fixed Income Portfolio
Corporate Bonds1	$-	$152,697	$-	$152,697
Yankee Dollars1	-	47,276	-	47,276
Mutual Fund	7,677	-	-	7,677
Total Investments	$7,677	$199,973	$-	$207,650

U.S. Mortgage/Asset Backed Fixed Income Portfolio
U.S. Government Agency Mortgages	$-	$260,051	$-	$260,051
U.S. Treasury Obligation	-	17,000	-	17,000
Asset Backed Security	-	2,178	-	2,178
Collateralized Mortgage Obligations	-	18,593	-	18,593
Total Investments	$-	$297,822	$-	$297,822
TBA Sale Commitments	$-	$(32,935)	$-	$(32,935)
Other Financial Instruments2
Futures	$2	$-	$-	$2

HC CAPITAL TRUST
Notes to Portfolios of Investments (continued) – September 30, 2011 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Municipal Portfolio
Municipal Bonds4	$-	$29,666	$-	$29,666
Mutual Fund	1,543	-	-	1,543
Total Investments	$1,543	$29,666	$-	$31,209

Intermediate Municipal Portfolio
Municipal Bonds4	$-	$466,944	$-	$466,944
Time Deposit	-	1,597	-	1,597
Total Investments	$-	$468,541	$-	$468,541

Intermediate Municipal II Portfolio
Municipal Bonds4	$-	$70,222	$-	$70,222
Mutual Fund	335	-	-	335
Total Investments	$335	$70,222	$-	$70,557

1	Please see the Portfolio of Investments for industry classification.
2
Other Financial Instruments are derivative instruments, including futures, currency contracts, written options and swap agreements. Swap agreements are valued at the unrealized appreciation/(depreciation) on the instrument and written options are valued at fair value.

3	Please see the Portfolio of Investments for country classification.
4	Please see the Portfolio of Investments for state classification.
5	Please see the Portfolio of Investments for securities noted as Level 2.
6	Please see the Portfolio of Investments for securities noted as Level 1.

HC CAPITAL TRUST
Notes to Portfolios of Investments (continued) – September 30, 2011 (Unaudited)

The Trust’s policy is to disclose significant transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of September 30, 2011, based on valuation levels assigned to securities on June 30, 2011.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”), which includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements and related disclosures has not been determined.

C.    Securities Transactions. For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date.

D.   Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio.

HC CAPITAL TRUST
Notes to Portfolios of Investments (continued) – September 30, 2011 (Unaudited)

E.  TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

F.   Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts, and swap agreements.

Forward Currency Contracts — Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward or market risk if the value of the currency changes unfavorably. Forwards may involve market or credit risk in excess of the amounts reflected on the Portfolio’s currency contract table. Fluctuations in the value of forward contracts held at September 30, 2011 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

Financial Futures Contracts — Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Options Contracts – Purchased Options Contracts – Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives.  Certain of the Portfolios may purchase call or put options.  Option contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.  Purchasing call or put options tends to increase or decrease, respectively, a Portfolio’s exposure to the underlying security.

Options Contracts – Written Options Contracts – Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives.  Certain of the Portfolios may write (sell) call or put options.  Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written.  When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying security of the written option.

HC CAPITAL TRUST
Notes to Portfolios of Investments (continued) – September 30, 2011 (Unaudited)

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.  With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Value Portfolio, Institutional Growth Portfolio and Commodity Portfolio had the following transactions in written call and put options during the quarter ended September 30, 2011:

Institutional Value Portfolio	Number of Contracts	Premiums Received (000’s)
Options outstanding at June 30, 2011	(1,174)	$(159)
Options written	(89)	(71)
Options expired	-	-
Options closed	243	169
Options outstanding at September 30, 2011	(1,020)	$(61)

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000’s)
Options outstanding at June 30, 2011	(1,598)	$(254)
Options written	(161)	(129)
Options expired	(460)	(13)
Options closed	899	318
Options outstanding at September 30, 2011	(1,320)	$(78)

Commodity Portfolio	Number of Contracts	Premiums Received (000’s)
Options outstanding at June 30, 2011	(9)	$(62)
Options written	(1,067)	(157)
Options expired	130	26
Options closed	30	31
Options outstanding at September 30, 2011	(916)	$(162)

HC CAPITAL TRUST
Notes to Portfolios of Investments (continued) – September 30, 2011 (Unaudited)

Swap Agreements — Certain of the Portfolios may enter into swap agreements (‘‘swap’’) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or ‘‘swapped’’ between the parties are calculated with respect to a ‘‘notional amount,’’ i.e., the return on or increase in value of a particular dollar amount invested in a ‘‘basket’’ of securities representing a particular index.

Interest Rate Swaps — Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. Certain Portfolios may enter into interest rate swap contracts. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement.

Total Return Swaps — Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In ‘‘long’’ total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian.

A Portfolio may enter into total return swap agreements that provide the opposite return of its benchmark index or security (‘‘short’’ the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Variance Swap Agreements — Certain Portfolios may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a ‘‘fixed rate’’ or strike price payment for the ‘‘floating rate’’ or realized price variance on the underlying asset with respect to the notional amount. At inception the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

HC CAPITAL TRUST
Notes to Portfolios of Investments (continued) – September 30, 2011 (Unaudited)

The primary risks associated with the use of a swap are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at September 30, 2011 is disclosed in the swap tables included in the Portfolios of Investments.

G.   Basis for Consolidation for the Commodity Portfolio. The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) were incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio (the “Portfolio”) and act as investment vehicles for the Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivatives instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of the Funds, shares issued by the Funds give the Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds, and rights to the assets of the Funds in the event that they are liquidated. As of September 30, 2011, the Portfolio’s aggregate investment in the Funds was $40,460,004, representing 8.76% of the Portfolio’s net assets.

The Portfolio’s investments have been consolidated and include the portfolio holdings of the Funds.

3. FEDERAL INCOME TAXES. As of September 30, 2011, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	547,967	701	(47,811)	(47,110)
Institutional Value Portfolio	856,292	13,540	(74,016)	(60,476)
Growth Portfolio	579,509	110,255	(32,929)	77,326
Institutional Growth Portfolio	878,963	106,281	(42,707)	63,574
Small Cap Portfolio	114,414	11,737	(18,231)	(6,494)
Institutional Small Cap Portfolio	166,685	12,378	(21,498)	(9,120)
Real Estate Portfolio	115,077	15,491	(6,559)	8,932
Commodity Portfolio	448,745	2,429	(33,093)	(30,664)
International Portfolio	1,027,744	89,931	(112,480)	(22,549)
Institutional International Portfolio	1,793,868	56,088	(251,109)	(195,021)
Emerging Markets	598,039	17,698	(84,579)	(66,881)
Core Fixed Income Portfolio	109,340	3,387	(225)	3,162
Fixed Opportunity Portfolio	515,409	10,379	(23,938)	(13,559)
U.S. Government Fixed Income Portfolio	243,542	11,873	(9)	11,864
U.S. Corporate Fixed Income Portfolio	201,368	7,174	(892)	6,282
U.S. Mortgage/Asset Backed Portfolio	292,708	5,856	(742)	5,114
Short-Term Municipal Portfolio	30,379	832	(2)	830
Intermediate Municipal Portfolio	450,446	24,430	(6,335)	18,095
Intermediate Municipal II Portfolio	68,185	2,381	(9)	2,372

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the difference between book and tax amortization methods for premium and market discount.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      HC Capital Trust

By (Signature and Title)      /s/ Donald E. Callaghan

Donald E. Callaghan, Principal Executive Officer

Date           November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Robert J. Zion

Robert J. Zion, Principal Financial Officer

Date           November 23, 2011

By (Signature and Title)      /s/ Donald E. Callaghan

Donald E. Callaghan, Principal Executive Officer

Date           November 23, 2011